    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2007


                                            1933 ACT REGISTRATION NO. 333-52780
                                            1940 ACT REGISTRATION NO. 811-07325
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933 [ ]

                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                      POST-EFFECTIVE AMENDMENT NO. 12 [X]
                                      AND

                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940 [ ]
                             AMENDMENT NO. 79 [X]

                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                          PRUCO LIFE FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                               -----------------

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               -----------------

                               THOMAS C. CASTANO

                                   SECRETARY

                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-4708
                    (Name and address of agent for service)

                               -----------------

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                     VICE PRESIDENT AND CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6997

                               -----------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on       pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities Being Registered:
              Interests in Individual Variable Annuity Contracts
================================================================================

                                STRATEGIC PARTNERS/SM/ ADVISOR VARIABLE ANNUITY

                                                        Prospectus: May 1, 2007

                      ------------------------

 This Prospectus describes an individual variable annuity contract offered by Pruco Life Insurance Company (Pruco Life) and the Pruco Life Flexible Premium Variable Annuity Account. Pruco Life offers several different annuities which your representative may be authorized to offer to you. Please note that selling broker-dealer firms through which the contract is sold may decline to make available to their customers certain of the optional features and investment options offered generally under the contract. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the contract). Please speak to your registered representative for further details. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection, and the ability to access your annuity's contract value. The fees and charges under the annuity contract and the compensation paid to your representative may also be different among each annuity. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America.


 THE FUNDS

 Strategic Partners Advisor offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, Advanced Series Trust (formerly named American Skandia Trust), Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of each portfolio currently offered).


 PLEASE READ THIS PROSPECTUS
 Please read this prospectus before purchasing a Strategic Partners Advisor variable annuity contract and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

 TO LEARN MORE ABOUT STRATEGIC PARTNERS ADVISOR

 To learn more about the Strategic Partners Advisor variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102. (See SEC file number 333-52780). You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Advisor SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 10 of this prospectus.


 For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

--------------------------------------------------------------------------------
 THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS
 THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT
 IN STRATEGIC PARTNERS ADVISOR IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


Strategic Partners/SM/ is a service mark of The Prudential Insurance Company of America ORD01008

--------------------------------------------------------------------------------

                              INVESTMENT OPTIONS


 The Prudential Series Fund
   Jennison Portfolio

   Equity Portfolio
   Global Portfolio
   Money Market Portfolio
   Stock Index Portfolio
   Value Portfolio
   SP Aggressive Growth Asset Allocation Portfolio
   SP Balanced Asset Allocation Portfolio
   SP Conservative Asset Allocation Portfolio
   SP Growth Asset Allocation Portfolio

   SP AIM Core Equity Portfolio
   SP Davis Value Portfolio

   SP International Growth Portfolio
   SP International Value Portfolio

   SP Mid Cap Growth Portfolio
   SP PIMCO High Yield Portfolio
   SP PIMCO Total Return Portfolio
   SP Prudential U.S. Emerging Growth Portfolio
   SP Small Cap Growth Portfolio
   SP Small-Cap Value Portfolio
   SP Strategic Partners Focused Growth Portfolio
   SP T. Rowe Price Large-Cap Growth Portfolio


 Advanced Series Trust

   AST Advanced Strategies Portfolio
   AST Aggressive Asset Allocation Portfolio
   AST AllianceBernstein Core Value Portfolio
   AST AllianceBernstein Growth & Income Portfolio
   AST AllianceBernstein Managed Index 500 Portfolio
   AST American Century Income & Growth Portfolio

   AST American Century Strategic Allocation Portfolio

   AST Balanced Asset Allocation Portfolio
   AST Capital Growth Asset Allocation Portfolio
   AST Cohen & Steers Realty Portfolio
   AST Conservative Asset Allocation Portfolio
   AST DeAM Large-Cap Value Portfolio


   AST DeAM Small-Cap Value Portfolio
   AST Federated Aggressive Growth Portfolio
   AST First Trust Balanced Target Portfolio
   AST First Trust Capital Appreciation Target Portfolio


   AST Goldman Sachs Concentrated Growth Portfolio
   AST Goldman Sachs Mid-Cap Growth Portfolio
   AST High Yield Portfolio
   AST JPMorgan International Equity Portfolio
   AST Large-Cap Value Portfolio
   AST Lord Abbett Bond-Debenture Portfolio
   AST Marsico Capital Growth Portfolio
   AST MFS Global Equity Portfolio
   AST MFS Growth Portfolio
   AST Mid Cap Value Portfolio
   AST Neuberger Berman Mid-Cap Growth Portfolio
   AST Neuberger Berman Mid-Cap Value Portfolio

   AST Neuberger Berman Small-Cap Growth Portfolio

   AST PIMCO Limited Maturity Bond Portfolio
   AST Preservation Asset Allocation Portfolio
   AST Small-Cap Value Portfolio
   AST T. Rowe Price Asset Allocation Portfolio
   AST T. Rowe Price Global Bond Portfolio
   AST T. Rowe Price Natural Resources Portfolio

   AST UBS Dynamic Alpha Portfolio


 Gartmore Variable Insurance Trust
   GVIT Developing Markets Fund

 Janus Aspen Series
   Large Cap Growth Portfolio -- Service Shares

                                   CONTENTS


PART I: STRATEGIC PARTNERS ADVISOR PROSPECTUS SUMMARY....................................  5

 GLOSSARY................................................................................  6
 SUMMARY.................................................................................  9
 SUMMARY OF CONTRACT EXPENSES............................................................ 12
 EXPENSE EXAMPLES........................................................................ 15

PART II: STRATEGIC PARTNERS ADVISOR PROSPECTUS SECTIONS 1-10............................. 16

 SECTION 1: WHAT IS THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY?..................... 17

   SHORT TERM CANCELLATION RIGHT OR "FREE LOOK".......................................... 17

 SECTION 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?........................................ 17

   VARIABLE INVESTMENT OPTIONS........................................................... 17
   TRANSFERS AMONG OPTIONS............................................................... 28
   ADDITIONAL TRANSFER RESTRICTIONS...................................................... 28
   DOLLAR COST AVERAGING................................................................. 29
   ASSET ALLOCATION PROGRAM.............................................................. 29
   AUTO-REBALANCING...................................................................... 30
   SCHEDULED TRANSACTIONS................................................................ 30
   VOTING RIGHTS......................................................................... 30
   SUBSTITUTION.......................................................................... 30

 SECTION 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) 30

   PAYMENT PROVISIONS.................................................................... 30
     OPTION 1: ANNUITY PAYMENTS FOR A FIXED PERIOD....................................... 31
     OPTION 2: LIFE INCOME ANNUITY OPTION................................................ 31
     OPTION 3: INTEREST PAYMENT OPTION................................................... 31
     OTHER ANNUITY OPTIONS............................................................... 31
   TAX CONSIDERATIONS.................................................................... 31
   HOW WE DETERMINE ANNUITY PAYMENTS..................................................... 31

 SECTION 4: WHAT IS THE DEATH BENEFIT?................................................... 32

   BENEFICIARY........................................................................... 32
   CALCULATION OF THE DEATH BENEFIT...................................................... 32
   DEATH OF OWNER OR JOINT OWNER......................................................... 33
   PAYOUT OPTIONS........................................................................ 33
   BENEFICIARY CONTINUATION OPTION....................................................... 34

 SECTION 5: WHAT IS THE LIFETIME FIVE/SM/ INCOME BENEFIT?................................ 35

   LIFETIME FIVE INCOME BENEFIT.......................................................... 35

 SECTION 6: HOW CAN I PURCHASE A STRATEGIC PARTNERS ADVISOR CONTRACT?.................... 41

   PURCHASE PAYMENTS..................................................................... 41
   ALLOCATION OF PURCHASE PAYMENTS....................................................... 41
   CALCULATING CONTRACT VALUE............................................................ 41

 SECTION 7: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR
   CONTRACT?............................................................................. 42

   INSURANCE AND ADMINISTRATIVE CHARGES.................................................. 42
   CONTRACT MAINTENANCE CHARGE........................................................... 42
   BENEFICIARY CONTINUATION OPTION CHARGES............................................... 43
   TAXES ATTRIBUTABLE TO PREMIUM......................................................... 43
   TRANSFER FEE.......................................................................... 43
   COMPANY TAXES......................................................................... 43
   UNDERLYING MUTUAL FUND FEES........................................................... 43


 SECTION 8: HOW CAN I ACCESS MY MONEY?...............................................  43

   WITHDRAWALS DURING THE ACCUMULATION PHASE.........................................  43
   AUTOMATED WITHDRAWALS.............................................................  44
   SUSPENSION OF PAYMENTS OR TRANSFERS...............................................  44

 SECTION 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
   ADVISOR CONTRACT?.................................................................  44

   CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX FAVORED RETIREMENT PLANS).  44
   CONTRACTS HELD BY TAX FAVORED PLANS...............................................  47

 SECTION 10: OTHER INFORMATION.......................................................  51

   PRUCO LIFE INSURANCE COMPANY......................................................  51
   THE SEPARATE ACCOUNT..............................................................  51
   SALE AND DISTRIBUTION OF THE CONTRACT.............................................  51
   LITIGATION........................................................................  52
   ASSIGNMENT........................................................................  52
   FINANCIAL STATEMENTS..............................................................  52
   STATEMENT OF ADDITIONAL INFORMATION...............................................  52
   HOUSEHOLDING......................................................................  52

APPENDIX A - ACCUMULATION UNIT VALUES................................................ A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU..................... B-1

  PART I SUMMARY
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS ADVISOR PROSPECTUS

 GLOSSARY

 We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

 Accumulation Phase
 The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

 Adjusted Contract Value
 When you begin receiving income payments, the value of your contract minus any charge we impose for premium taxes.

 Annual Income Amount

 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.


 Annual Withdrawal Amount

 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.


 Annuitant

 The person whose life determines the amount of income payments that we will make. Except as indicated below, if the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

 Generally, if an annuity is owned by an entity and the entity has named a co-annuitant, the co-annuitant will become the annuitant upon the death of the annuitant, and no death benefit is payable. If a Custodial Account elects to receive the Death Benefit the Contract Value as of the date of due proof of death of the annuitant will reflect the amount that would have been payable had a death benefit been paid. Unless we agree otherwise, the contract is only eligible to have a co-annuitant designation if the entity which owns the contract is (1) a plan described in Internal Revenue Code
 Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or
 (3) custodial account established pursuant to the provisions in Code
 Section 408(a) (or any successor Code section thereto) ("Custodial Account").

 Where the contract is held by a Custodial Account, the co-annuitant will not automatically become the annuitant upon the death of the annuitant. Upon the death of the annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the death benefit or elect to continue the contract.


 Annuity Date
 The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

 Beneficiary
 The person(s) or entity you have chosen to receive a death benefit.

 Business Day
 A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

 Co-Annuitant

 The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant.


 Contract Date
 The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

 Contract Owner, Owner or You
 The person entitled to the ownership rights under the contract.

 Contract Value

 This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your Contract Value will go up or down based on the performance of the investment options you choose.


 Death Benefit
 If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments proportionately reduced by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See Section 4, "What Is The Death Benefit?"


 Excess Income/Excess Withdrawal
 Under the Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.


 Good Order
 An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

 Income Options
 Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

 Invested Purchase Payments
 Your purchase payments (which we define below) less any deduction we make for any tax charge.

 Joint Owner
 The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

 Lifetime Five Income Benefit

 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.


 Proportional Withdrawals

 A method that involves calculating the percentage of your Contract Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the Contract Value was reduced by the withdrawal as of the date the withdrawal occurred.


 Protected Withdrawal Value

 Under the Lifetime Five Income Benefit, an amount that we guarantee regardless of the investment performance of your Contract Value.


 Prudential Annuity Service Center
 For general correspondence: P.O. Box 7960, Philadelphia, PA, 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888. Prudential's Web site is www.prudential.com.

 Purchase Payments
 The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

 Separate Account
 Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

 GLOSSARY continued


 Statement of Additional Information
 A document containing certain additional information about the Strategic Partners Advisor variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

 Tax Deferral
 This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"

 Variable Investment Option
 When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

 SUMMARY FOR SECTIONS 1-10

 For a more complete discussion of the following topics, see the corresponding section in Part II of the prospectus.

 SECTION 1
 What Is The Strategic Partners Advisor Variable Annuity?
 The Strategic Partners Advisor Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life Insurance Company will hereafter be referred to as Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in one or more variable investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

 The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including the Prudential Money Market Portfolio variable investment option.

 You can invest your money in any or all of the variable investment options. You are allowed 12 transfers each contract year among the variable investment options, without a charge.

 The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you select.

 We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

 If you change your mind about owning Strategic Partners Advisor, you may cancel your contract within 10 days after receiving it (or whatever time period is required under applicable state law). This time period is referred to as the "Free Look" period.

 SECTION 2
 What Investment Options Can I Choose?
 You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

 Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

 SECTION 3
 What Kind Of Payments Will I Receive During The Income Phase? (Annuitization) If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

 The Lifetime Five Income Benefit (discussed in Section 5) may provide an additional amount upon which your annuity payments are based.

 SECTION 4
 What Is The Death Benefit?
 If the sole or last surviving owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary generally will receive at a minimum, the total amount invested adjusted for withdrawals or a potentially greater amount relating to market appreciation depending on the death benefit option you choose.

 SECTION 5
 What Is The Lifetime Five/SM/ Income Benefit?
 The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your

 SUMMARY FOR SECTIONS 1-10 continued


 Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

 The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the Contract Value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.


 SECTION 6
 How Can I Purchase A Strategic Partners Advisor Annuity Contract?
 You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

 SECTION 7
 What Are The Expenses Associated With The Strategic Partners Advisor Contract? The contract has insurance features and investment features, and there are costs related to each.


..   Each year we deduct a contract maintenance charge if your Contract Value is less than $50,000. This charge is currently equal to the lesser of $30 or 2% of your Contract Value.

..   For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    -- 1.4% if you choose the basic death benefit, or -- 1.65% if you choose the enhanced death benefit, (i.e., 0.25% in addition to the basic death benefit charge),

    -- 0.60%, if you choose the Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit.

 There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your Contract Value.

 There are also expenses associated with the mutual funds. For 2006, the fees of these funds ranged from 0.37% to 1.19% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


 For more information, see "Summary of Contract Expenses" and Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?"

 SECTION 8
 How Can I Access My Money?
 You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well.


 We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your Contract Value. You need not participate in this benefit in order to withdraw some or all of your money.


 SECTION 9
 What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?
 Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

 SECTION 10
 Other Information
 This contract is issued by Pruco Life Insurance Company (Pruco Life), a wholly-owned subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

 SUMMARY OF CONTRACT EXPENSES

 THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS ADVISOR. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

 For more detailed information, including additional information about current and maximum charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.


 -----------------------------------------------------------------------------
                     CONTRACT OWNER TRANSACTION EXPENSES
 -----------------------------------------------------------------------------
                             MAXIMUM TRANSFER FEE
 -----------------------------------------------------------------------------
 Each transfer after 12 /1/                            $30.00
 -----------------------------------------------------------------------------
 Each transfer after 20                                $10.00
 (Beneficiary Continuation Option only)
 -----------------------------------------------------------------------------
     CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN STATES/JURISDICTIONS
 -----------------------------------------------------------------------------
                         Up to 3.5% of Contract Value
 -----------------------------------------------------------------------------


 The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.


 -------------------------------------------------------------------------------
                          PERIODIC ACCOUNT EXPENSES
 -------------------------------------------------------------------------------
 Maximum Annual Contract Fee /2/                        $60.00
 -------------------------------------------------------------------------------
                    INSURANCE AND ADMINISTRATIVE EXPENSES
  (as a percentage of average account value in variable investment options)
 -------------------------------------------------------------------------------
 Basic Death Benefit                                     1.40%
 -------------------------------------------------------------------------------
 Maximum Charge for Lifetime Five                        1.50%
 Income Benefit /3/
 -------------------------------------------------------------------------------
 Lifetime Five Income Benefit /3/                        0.60%
 (current charge)
 -------------------------------------------------------------------------------
 Settlement Service Charge /4/                           1.00%
 (if the Owner's beneficiary elects
 the Beneficiary Continuation Option)
 -------------------------------------------------------------------------------



 1 Currently, we charge $10 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but we have no current intention to do so. You will not be charged for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing. There is a unique transfer fee under the Beneficiary Continuation Option.
 2 Currently, we waive this fee if your Contract Value is greater than or equal to $50,000. If your Contract Value is less than $50,000, we currently charge the lesser of $30 or 2% of your Contract Value. This is a single fee that we assess (a) annually or (b) upon a full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so. For beneficiaries who elect the Beneficiary Continuation Option, the annual contract fee is equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
 3 We have the right to increase the charge for this benefit up to the 1.50% maximum upon a step-up, or for a new election of the benefit. However, we have no present intention of increasing the charges for this benefit to that maximum level.
 4 The other Insurance and Administrative Expense charges do not apply if you are a beneficiary under the Beneficiary Continuation Option. Instead, the Settlement Service Charge set forth here applies, if your beneficiary elects the Beneficiary Continuation Option. The 1.00% charge is an annual charge that is assessed daily against the assets in the variable investment options.


 Total Annual Mutual Fund Operating Expenses

 The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2006. Fund expenses are not fixed or guaranteed by the Strategic Partners Advisor contract, and may vary from year to year.



--------------------------------------------------------------------------------------------------------------------
                                                      MINIMUM                                MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund                    0.37%                                  1.19%
  Operating Expenses*
--------------------------------------------------------------------------------------------------------------------


 * See "Underlying Mutual Fund Portfolio Annual Expenses" for more detail on the expenses of the underlying mutual funds.

---------------------------------------------------------------------------------------------------------------------------
                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                         (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
                                                                        For the year ended December 31, 2006
                  UNDERLYING PORTFOLIOS                   -----------------------------------------------------------------
                                                          Management Fee    Other     12b-1 Fee    Acquired    Total Annual
                                                                         Expenses /3/           Portfolio Fees  Portfolio
                                                                                                & Expenses /1/  Operating
                                                                                                               Expenses /2/
-                                                         -----------------------------------------------------------------
Prudential Series Fund
 Equity Portfolio                                             0.45%         0.02%       0.00%       0.00%         0.47%
 Global Portfolio                                             0.75%         0.09%       0.00%       0.00%         0.84%
 Jennison Portfolio                                           0.60%         0.03%       0.00%       0.00%         0.63%
 Money Market Portfolio                                       0.40%         0.03%       0.00%       0.00%         0.43%
 Stock Index Portfolio /4/                                    0.35%         0.02%       0.00%       0.00%         0.37%
 Value Portfolio                                              0.40%         0.03%       0.00%       0.00%         0.43%
 SP Aggressive Growth Asset Allocation Portfolio              0.05%         0.07%       0.00%       0.86%         0.98%
 SP Balanced Asset Allocation Portfolio                       0.05%         0.01%       0.00%       0.77%         0.83%
 SP Conservative Asset Allocation Portfolio                   0.05%         0.02%       0.00%       0.72%         0.79%
 SP Growth Asset Allocation Portfolio                         0.05%         0.01%       0.00%       0.81%         0.87%
 SP AIM Core Equity Portfolio                                 0.85%         0.44%       0.00%       0.00%         1.29%
 SP Davis Value Portfolio                                     0.75%         0.06%       0.00%       0.00%         0.81%
 SP International Growth Portfolio /5/                        0.85%         0.12%       0.00%       0.00%         0.97%
 SP International Value Portfolio /6/                         0.90%         0.09%       0.00%       0.00%         0.99%
 SP Mid Cap Growth Portfolio                                  0.80%         0.11%       0.00%       0.00%         0.91%
 SP PIMCO High Yield Portfolio                                0.60%         0.10%       0.00%       0.00%         0.70%
 SP PIMCO Total Return Portfolio                              0.60%         0.06%       0.00%       0.00%         0.66%
 SP Prudential U.S. Emerging Growth Portfolio                 0.60%         0.07%       0.00%       0.00%         0.67%
 SP Small Cap Growth Portfolio                                0.95%         0.19%       0.00%       0.00%         1.14%
 SP Small Cap Value Portfolio                                 0.90%         0.06%       0.00%       0.00%         0.96%
 SP Strategic Partners Focused Growth Portfolio               0.90%         0.26%       0.00%       0.00%         1.16%
 SP T. Rowe Price Large Cap Growth Portfolio                  0.90%         0.29%       0.00%       0.00%         1.19%
Advanced Series Trust /7,8/
 AST JPMorgan International Equity Portfolio                  0.87%         0.16%       0.00%       0.00%         1.03%
 AST MFS Global Equity Portfolio                              1.00%         0.25%       0.00%       0.00%         1.25%
 AST Small-Cap Value Portfolio                                0.90%         0.18%       0.00%       0.00%         1.08%
 AST Neuberger Berman Small-Cap Growth Portfolio /9/          0.95%         0.16%       0.00%       0.00%         1.11%
 AST Federated Aggressive Growth Portfolio                    0.95%         0.14%       0.00%       0.00%         1.09%
 AST DeAM Small-Cap Value Portfolio                           0.95%         0.23%       0.00%       0.00%         1.18%
 AST Goldman Sachs Mid-Cap Growth Portfolio                   1.00%         0.15%       0.00%       0.00%         1.15%
 AST Neuberger Berman Mid-Cap Growth Portfolio                0.90%         0.14%       0.00%       0.00%         1.04%
 AST Neuberger Berman Mid-Cap Value Portfolio                 0.89%         0.11%       0.00%       0.00%         1.00%
 AST Mid-Cap Value Portfolio                                  0.95%         0.21%       0.00%       0.00%         1.16%
 AST MFS Growth Portfolio                                     0.90%         0.13%       0.00%       0.00%         1.03%
 AST Marsico Capital Growth Portfolio                         0.90%         0.11%       0.00%       0.00%         1.01%
 AST Goldman Sachs Concentrated Growth Portfolio              0.90%         0.13%       0.00%       0.00%         1.03%
 AST DeAM Large-Cap Value Portfolio                           0.85%         0.15%       0.00%       0.00%         1.00%
 AST Large-Cap Value Portfolio                                0.75%         0.11%       0.00%       0.00%         0.86%
 AST AllianceBernstein Core Value Portfolio                   0.75%         0.14%       0.00%       0.00%         0.89%
 AST AllianceBernstein Managed Index 500 Portfolio            0.60%         0.14%       0.00%       0.00%         0.74%
 AST American Century Income & Growth Portfolio               0.75%         0.15%       0.00%       0.00%         0.90%
 AST AllianceBernstein Growth & Income Portfolio              0.75%         0.11%       0.00%       0.00%         0.86%
 AST Cohen & Steers Realty Portfolio                          1.00%         0.13%       0.00%       0.00%         1.13%
 AST T. Rowe Price Natural Resources Portfolio                0.90%         0.13%       0.00%       0.00%         1.03%
 AST American Century Strategic Allocation Portfolio /10/     0.85%         0.21%       0.00%       0.00%         1.06%
 AST Advanced Strategies Portfolio                            0.85%         0.24%       0.00%       0.00%         1.09%
 AST T. Rowe Price Asset Allocation Portfolio                 0.85%         0.14%       0.00%       0.00%         0.99%
 AST UBS Dynamic Alpha Portfolio /11/                         1.00%         0.21%       0.00%       0.00%         1.21%
 AST First Trust Balanced Target Portfolio                    0.85%         0.21%       0.00%       0.00%         1.06%
 AST First Trust Capital Appreciation Target Portfolio        0.85%         0.19%       0.00%       0.00%         1.04%
 AST Aggressive Asset Allocation Portfolio                    0.15%         0.05%       0.00%       0.99%         1.19%
 AST Capital Growth Asset Allocation Portfolio                0.15%         0.02%       0.00%       0.95%         1.12%
 AST Balanced Asset Allocation Portfolio                      0.15%         0.02%       0.00%       0.90%         1.07%
 AST Conservative Asset Allocation Portfolio                  0.15%         0.04%       0.00%       0.89%         1.08%
 AST Preservation Asset Allocation Portfolio                  0.15%         0.08%       0.00%       0.82%         1.05%
 AST T. Rowe Price Global Bond Portfolio                      0.80%         0.16%       0.00%       0.00%         0.96%
 AST High Yield Portfolio /12/                                0.75%         0.15%       0.00%       0.00%         0.90%
 AST Lord Abbett Bond-Debenture Portfolio                     0.80%         0.14%       0.00%       0.00%         0.94%
 AST PIMCO Limited Maturity Bond Portfolio                    0.65%         0.12%       0.00%       0.00%         0.77%
Gartmore Variable Insurance Trust
 GVIT Developing Markets /13/                                 1.05%         0.35%       0.25%       0.00%         1.65%

 SUMMARY OF CONTRACT EXPENSES continued


-------------------------------------------------------------------------------------------------------------
                              UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                  (as a percentage of the average net assets of the underlying Portfolios)
-------------------------------------------------------------------------------------------------------------
                                                          For the year ended December 31, 2006
           UNDERLYING PORTFOLIOS            -----------------------------------------------------------------
                                            Management Fee    Other     12b-1 Fee    Acquired    Total Annual
                                                           Expenses /3/           Portfolio Fees  Portfolio
                                                                                  & Expenses /1/  Operating
                                                                                                 Expenses /2/
-                                           -----------------------------------------------------------------
Janus Aspen Series
 Large Cap Growth Portfolio--Service Shares     0.64%         0.05%       0.25%       0.00%         0.94%



 1. Each Asset Allocation Portfolio invests in shares of other Portfolios of the Fund and the Advanced Series Trust (the Acquired Portfolios). In addition, each Portfolio may invest otherwise uninvested cash in the Dryden Core Investment Fund (Money Market and/or Short-Term Bond Series).

    Investors in an Asset Allocation Portfolio or other Portfolio indirectly bear the fees and expenses of the Acquired Portfolios and/or Dryden Core Investment Fund. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios and/or Dryden Core Investment Fund, in which the Asset Allocation Portfolios or other Portfolios invested during the year ended December 31, 2006. The Asset Allocation Portfolios do not pay any transaction fees when they purchase and redeem shares of the Acquired Portfolios.

    Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables of the respective Portfolios.

    Effective March 1, 2007, each of the Asset Allocation Portfolios became responsible for the payment of its own "Other Expenses," including, without limitation, custodian fees, legal fees, trustee fees and audit fees, in accordance with the terms of the management agreement. Prior to that time, Prudential Investments LLC or an affiliate paid the "other expenses" of the Asset Allocation Portfolios. The table reflects and annualized estimate of the "Other Expenses" of the Asset Allocation Portfolios for the year ended December 31, 2006 had the current arrangement been in place during that year.

 2. Prudential Investments LLC has voluntarily agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time. Equity Portfolio: 0.75%; Jennison
    Portfolio: 0.75%; Money Market Portfolio: 0.75%; Stock Index Portfolio:
    0.75%; Value Portfolio: 0.75%; SP AIM Core Equity Portfolio: 1.00%; SP International Value Portfolio: 1.00%; SP International Growth Portfolio:
    1.24%; SP Mid Cap Growth Portfolio: 1.00%; SP PIMCO High Yield Portfolio:
    0.82%; SP PIMCO Total Return Portfolio: 0.76%; SP Small Cap Growth
    Portfolio: 1.15%; SP Small Cap Value Portfolio: 1.05%; SP T. Rowe Price Large Cap Growth Portfolio: 1.06%.

 3. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Many of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of each Annuity under which they compensate us for providing ongoing services in lieu of the Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses." For more information see the prospectus for each underlying portfolio and Variable Investment Options in this section.

 4. The Portfolio's contractual management fee rate is as follows: 0.35% for average net assets up to $4 billion, and 0.30% for average net assets in excess of $4 billion.

 5. Effective November 13, 2006, Marsico Capital Management, LLC was added as a Sub-advisor to the Portfolio. Prior to November 13, 2006, William Blair & Company, LLC served as the sole Sub-advisor of the Portfolio, then named the "SP William Blair International Growth Portfolio."

 6. Effective November 13, 2006, Thornburg Investment Management, Inc. was added as a Sub-advisor to the Portfolio. Prior to November 13, 2006, Thornburg Investment Management, Inc. served as the sole Sub-advisor of the Portfolio, then named the "SP LSV International Value Portfolio."

 7. The AST Aggressive Asset Allocation, the AST Balanced Asset Allocation, the AST Capital Growth Asset Allocation, the AST Conservative Asset Allocation and the AST Preservation Asset Allocation Portfolios (the "Dynamic Asset Allocation Portfolios") each invest in other investment companies (the Acquired Portfolios). For example, each Dynamic Asset Allocation Portfolio invests in shares of other Portfolios of the Advanced Series Trust, and some Portfolios invest in other funds, including the Dryden Core Investment Fund. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Dynamic Asset Allocation Portfolio invested during the year ended December 31, 2006. The Dynamic Asset Allocation Portfolios do not pay any transaction fees when they purchase or redeem shares of the Acquired Portfolios. Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables in the prospectus for the Portfolios.

 8. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2006 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the Prospectus and Statement of Additional Information for the Portfolios.

 9. Effective May 1, 2007, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 2007, Deutsche Asset Management, Inc. served as Sub-advisor of the Portfolio, then named the "AST DeAM Small-Cap Growth Portfolio."

 10.Prior to May 1, 2007 the Portfolio was named the "AST American Century
    Strategic Balanced Portfolio."

 11.Prior to May 1, 2007 the Portfolio was named the "AST Global Allocation
    Portfolio." Expenses shown are the annualized estimated operating expense for AST UBS Dynamic Alpha Portfolio effective May 1, 2007. Operating expenses for the AST Global Allocation Portfolio based upon the year ended December 31, 2006 would be as follows: Shareholder Fees (fees paid directly from your investment) - None; Management Fees - .10%; Distribution (12b-1) Fees - None; Other Expenses - .09%; Acquired Portfolio Fees & Expenses - .88%; Total Annual Portfolio Operating Expenses - 1.07%.

 12.Effective June 16, 2006, Goldman Sachs Asset Management L.P. no longer serves as a Co-Sub-advisor to the Portfolio.

 13.Effective January 1, 2006, the management fee was lowered by 0.10% to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets
    Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account the current base fee (as stated in the table above) and the maximum performance fee adjustment of 0.10% (+/-), the management fee could range from 0.95% at its lowest to 1.15% at its highest.

 EXPENSE EXAMPLES


 THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

 THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

 Example 1: Enhanced Death Benefit; Lifetime Five Income Benefit
 This example assumes that:
..   You invest $10,000 in Strategic Partners Advisor;
..   You choose the ENHANCED Death Benefit;
..   You choose the Lifetime Five Income Benefit;

..   You allocate all of your assets to the variable investment option having the maximum total operating expenses*;
..   Your investment has a 5% return each year;
..   The mutual fund's total operating expenses remain the same each year; and
..   For each Separate Account charge, we deduct the current charge rather than any maximum charge.

 * Note: Not all portfolios offered are available if you elect the Lifetime Five Income Benefit.


 Example 2: Basic Death Benefit
 This example assumes that:
..   You invest $10,000 in Strategic Partners Advisor;
..   You choose the BASIC Death Benefit;
..   You do not choose the Lifetime Five Income Benefit;
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses;

..   Your investment has a 5% return each year;
..   The mutual fund's total operating expenses remain the same each year; and
..   For each Separate Account charge, we deduct the current charge rather than any maximum charge.


 Because this contract has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but below are examples of what your costs would be based on these assumptions.


                        Example 1: Enhanced Death Benefit; Lifetime Five Income Benefit
                        ---------------------------------------------------------------
                        1 year         3 years         5 years         10 years
                        ---------------------------------------------------------------
                         $422          $1,275          $2,142           $4,372
                        ---------------------------------------------------------------



                        Example 2: Basic Death Benefit
                        -------------------------------
                        1 year 3 years 5 years 10 years
                        -------------------------------
                         $338  $1,030  $1,745   $3,640
                        -------------------------------


 Notes for Expense Examples:
 These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


 If your Contract Value is less than $50,000, on your contract anniversary (and upon a full withdrawal), we deduct the lesser of $30.00 or 2% of the contract value. The examples use an average annual contract fee, which we calculated based on our estimate of the total contract fees we expect to collect in 2007. Your actual fees will vary based on the amount of your contract and your specific allocation(s).


 Premium taxes are not reflected in the examples. We deduct a charge to approximate premium taxes that may be imposed on us in your state. This charge is generally deducted from the amount applied to an annuity payout option.

 The table of accumulation unit values appears in the appendix to this prospectus.

  PART II SECTIONS 1-10
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS ADVISOR PROSPECTUS

 1: WHAT IS THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY?

 THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

 Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the second contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

 This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

 If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.


 Strategic Partners Advisor is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among the variable investment options. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund associated with that variable investment option. Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your Contract Value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.


 As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine the amount of these payments and how long (if applicable) the payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

 The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

 SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"
 If you change your mind about owning Strategic Partners Advisor, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable law:
..   Your full purchase payment, less any applicable federal and state income tax withholding; or
..   The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax. This amount may be more or less than your original payment.

 To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?

 The contract gives you the choice of allocating your purchase payments to any of the variable investment options.


 The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The mutual fund options that you select are your choice. We do not recommend or endorse any particular underlying mutual fund.


 VARIABLE INVESTMENT OPTIONS
 The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 their key policies to assist you in determining which portfolios may be of interest to you. What appears in the chart below is merely a summary - please consult the portfolio's prospectus for a comprehensive discussion of the portfolio's investment policies. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.


 The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach.

 Under the manager-of-managers approach, PI has the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.


 Under the agreement through which Prudential Financial, Inc. acquired American Skandia Life Assurance Corporation and certain of its affiliates in May 2003, Prudential Financial may not use the "American Skandia" name in any context after May 1, 2008. Therefore, Prudential Financial has begun a "rebranding" project that involves renaming certain American Skandia legal entities. As pertinent to this annuity: 1) American Skandia Investment Services, Inc. has been renamed AST Investment Services, Inc.; and 2) American Skandia Trust has been renamed Advanced Series Trust. These name changes will not impact the manner in which customers do business with Prudential. The portfolios of the Advanced Series Trust are co-managed by PI and AST Investment Services, Incorporated, also under a manager-of-managers approach. AST Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.


 A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


 Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2007) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

 In addition, an investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation. During 2006, with regard to amounts that were paid under these kinds of arrangements, the amounts ranged from approximately $53 to approximately $190,514. These amounts may have been paid to one or more Prudential-affiliated insurers issuing individual variable annuities.

 As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

 Upon the introduction of the Advanced Series Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had Contract Value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had Contract Value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
                     THE PRUDENTIAL SERIES FUND
       -----------------------------------------------------------------
        LARGE   Jennison Portfolio: seeks long-term        Jennison
         CAP    growth of capital. The Portfolio        Associates LLC
        GROWTH  invests primarily in equity
                securities of major, established
                corporations that the subadviser
                believes offer above-average growth
                prospects. The Portfolio may invest
                up to 30% of its total assets in
                foreign securities. Stocks are
                selected on a company-by-company
                basis using fundamental analysis.
                Normally 65% of the Portfolio's total
                assets are invested in common stocks
                and preferred stocks of companies
                with capitalization in excess of $1
                billion.
       -----------------------------------------------------------------
        LARGE   Equity Portfolio: seeks long-term          Jennison
         CAP    growth of capital. The Portfolio        Associates LLC;
        BLEND   invests at least 80% of its net           ClearBridge
                assets plus borrowings for investment    Advisors, LLC
                purposes in common stocks of major
                established corporations as well as
                smaller companies that the Sub
                advisers believe offer attractive
                prospects of appreciation. In the
                Jennison portion, over a full market
                cycle, the subadviser seeks to
                outperform the S&P 500 Index by
                investing in a portfolio with
                earnings growth greater than the
                index at valuations comparable to
                that of the index.
       -----------------------------------------------------------------
        INTER   Global Portfolio: seeks long-term          LSV Asset
       NATIONAL growth of capital. The Portfolio          Management/
        EQUITY  invests primarily in common stocks      Marsico Capital
                (and their equivalents) of foreign     Management, LLC/
                and U.S. companies. Each Sub-adviser     T. Rowe Price
                for the Portfolio generally will use   Associates, Inc./
                either a "growth" approach or a         William Blair &
                "value" approach in selecting either     Company, LLC
                foreign or U.S. common stocks.
       -----------------------------------------------------------------
        FIXED   Money Market Portfolio: seeks maximum     Prudential
        INCOME  current income consistent with the        Investment
                stability of capital and the           Management, Inc.
                maintenance of liquidity. The
                Portfolio invests in high-quality
                short-term money market instruments
                issued by the U.S. Government or its
                agencies, as well as by corporations
                and banks, both domestic and foreign.
                The Portfolio will invest only in
                instruments that mature in thirteen
                months or less, and which are
                denominated in U.S. dollars.
       -----------------------------------------------------------------
        LARGE   Value Portfolio: seeks long-term           Jennison
         CAP    growth of capital through               Associates LLC
        VALUE   appreciation and income. The
                Portfolio invests primarily in common
                stocks that the subadviser believes
                are undervalued - those stocks that
                are trading below their underlying
                asset value, cash generating ability
                and overall earnings and earnings
                growth. There is a risk that "value"
                stocks can perform differently from
                the market as a whole and other types
                of stocks and can continue to be
                undervalued by the markets for long
                periods of time. Normally at least
                65% of the Portfolio's total assets
                is invested in the common stock and
                convertible securities of companies
                that the subadviser believes will
                provide investment returns above
                those of the Russell 1000(R) Value
                Index. Most of the investments will
                be securities of large capitalization
                companies. The Portfolio may invest
                up to 25% of its total assets in real
                estate investment trusts (REITs) and
                up to 30% of its total assets in
                foreign securities.
       -----------------------------------------------------------------
        ASSET   SP Aggressive Growth Asset Allocation     Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on equity
                Underlying Portfolios but will also
                invest in fixed-income Underlying
                Portfolios.
       -----------------------------------------------------------------
        ASSET   SP Balanced Asset Allocation              Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). The Portfolio
                will invest in equity and
                fixed-income Underlying Portfolios.
       -----------------------------------------------------------------

       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        ASSET   SP Conservative Asset Allocation           Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on fixed-income
                Underlying Portfolios but will also
                invest in equity Underlying
                Portfolios.
       ------------------------------------------------------------------
        ASSET   SP Growth Asset Allocation Portfolio:      Prudential
       ALLOCA-  seeks to obtain the highest potential   Investments LLC
        TION/   total return consistent with the
       BALANCED specified level of risk tolerance.
                The Portfolio may invest in any other
                Portfolio of the Fund (other than
                another SP Asset Allocation
                Portfolio), and the AST Marsico
                Capital Growth Portfolio of Advanced
                Series Trust (AST) (the Underlying
                Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on equity
                Underlying Portfolios but will also
                invest in fixed-income Underlying
                Portfolios.
       ------------------------------------------------------------------
        LARGE   SP AIM Core Equity Portfolio: seeks      A I M Capital
         CAP    long-term growth of capital. The        Management, Inc.
        BLEND   Portfolio normally invests at least
                80% of investable assets in equity
                securities, including convertible
                securities of established companies
                that have long-term above-average
                growth in earnings and growth
                companies that the subadviser
                believes have the potential for
                above-average growth in earnings.
       ------------------------------------------------------------------
        LARGE   SP Davis Value Portfolio: seeks          Davis Selected
         CAP    growth of capital. The Portfolio         Advisers, L.P.
        VALUE   invests primarily in common stocks of
                U.S. companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Value Index. It may also invest
                in stocks of foreign companies and
                U.S. companies with smaller
                capitalizations. The subadviser
                attempts to select common stocks of
                businesses that possess
                characteristics that the subadviser
                believe foster the creation of
                long-term value, such as proven
                management, a durable franchise and
                business model, and sustainable
                competitive advantages. The
                subadviser aims to invest in such
                businesses when they are trading at a
                discount to their intrinsic worth.
                There is a risk that "value" stocks
                can perform differently from the
                market as a whole and other types of
                stocks and can continue to be
                undervalued by the markets for long
                periods of time.
       ------------------------------------------------------------------
        INTER   SP International Value Portfolio           LSV Asset
       NATIONAL (formerly SP LSV International Value      Management,
        EQUITY  Portfolio): seeks capital growth. The      Thornburg
                Portfolio normally invests at least        Investment
                65% of the Portfolio's investable       Management, Inc.
                assets (net assets plus borrowings
                made for investment purposes) in the
                equity securities of companies in
                developed countries outside the
                United States that are represented in
                the MSCI EAFE Index.
       ------------------------------------------------------------------
       MID CAP  SP Mid Cap Growth Portfolio: seeks      Calamos Advisors
        GROWTH  long-term growth of capital. The              LLC
                Portfolio normally invests at least
                80% of investable assets in common
                stocks and related securities, such
                as preferred stocks, convertible
                securities and depositary receipts
                for those securities. These
                securities typically are of medium
                market capitalizations, which the
                subadviser believes have
                above-average growth potential. The
                Portfolio generally defines medium
                market capitalization companies as
                those companies with market
                capitalizations within the market
                capitalization range of the Russell
                Mid Cap Growth Index. The Portfolio's
                investments may include securities
                listed on a securities exchange or
                traded in the over-the-counter
                markets. The subadviser uses a
                bottom-up and top-down analysis in
                managing the Portfolio. This means
                that securities are selected based
                upon fundamental analysis, as well as
                a top-down approach to
                diversification by industry and
                company, and by paying attention to
                macro-level investment themes. The
                Portfolio may invest in foreign
                securities (including emerging
                markets securities).
       ------------------------------------------------------------------
        FIXED   SP PIMCO High Yield Portfolio: seeks   Pacific Investment
        INCOME  to maximize total return consistent        Management
                with preservation of capital and          Company LLC
                prudent investment management. The          (PIMCO)
                Portfolio will invest in a
                diversified portfolio of fixed-income
                investment instruments of varying
                maturities. The average portfolio
                duration of the Portfolio generally
                will vary within a two- to six-year
                time frame based on the Sub-advisor's
                forecast for interest rates.
       ------------------------------------------------------------------

       -----------------------------------------------------------------
       STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
        TYPE                                              ADVISOR/
                                                         SUB-ADVISOR
       -----------------------------------------------------------------
        FIXED  SP PIMCO Total Return Portfolio:       Pacific Investment
       INCOME  seeks to maximize total return             Management
               consistent with preservation of           Company LLC
               capital and prudent investment              (PIMCO)
               management. The Portfolio will invest
               in a diversified portfolio of
               fixed-income investment instruments
               of varying maturities. The average
               portfolio duration of the Portfolio
               generally will vary within a three-
               to six-year time frame based on the
               Sub-advisor's forecast for interest
               rates.
       -----------------------------------------------------------------
       MID CAP SP Prudential U.S. Emerging Growth          Jennison
       GROWTH  Portfolio: seeks long-term capital       Associates LLC
               appreciation. The Portfolio normally
               invests at least 80% of investable
               assets in equity securities of small
               and medium sized U.S. companies that
               the subadviser believes have the
               potential for above-average earnings
               growth. The subadviser seeks to
               invest in companies that it believes
               are poised to benefit from an
               acceleration of growth or an
               inflection point in a company's
               growth rate that is not currently
               reflected in the stock price. The
               team uses a research-intensive
               approach based on internally
               generated fundamental research.
       -----------------------------------------------------------------
        SMALL  SP Small Cap Growth Portfolio: seeks      Eagle Asset
         CAP   long-term capital growth. The             Management/
       GROWTH  Portfolio pursues its objective by      Neuberger Berman
               primarily investing in the common       Management, Inc.
               stocks of small-capitalization
               companies, which is defined as a
               company with a market capitalization,
               at the time of purchase, no larger
               than the largest capitalized company
               included in the Russell 2000 Index
               during the most recent 11-month
               period (based on month-end data) plus
               the most recent data during the
               current month.
       -----------------------------------------------------------------
        SMALL  SP Small-Cap Value Portfolio: seeks      Goldman Sachs
         CAP   long-term capital growth. The                Asset
        VALUE  Portfolio normally invests at least    Management, L.P.;
               80% its net assets plus borrowings        ClearBridge
               for investment purposes in the equity    Advisors, LLC
               securities of small capitalization
               companies. The Portfolio focuses on
               equity securities that are believed
               to be undervalued in the marketplace.
       -----------------------------------------------------------------
        LARGE  SP Strategic Partners Focused Growth   AllianceBernstein
         CAP   Portfolio: seeks long-term growth of     L.P.; Jennison
       GROWTH  capital. The Portfolio normally          Associates LLC
               invests at least 65% of total assets
               in equity-related securities of U.S.
               companies that the subadvisers
               believe to have strong capital
               appreciation potential. The
               Portfolio's strategy is to combine
               the efforts of two subadvisers and to
               invest in the favorite stock
               selection ideas of three portfolio
               managers (two of whom invest as a
               team). Each investment Sub-adviser to
               the Portfolio utilizes a growth
               style: Jennison selects approximately
               20 securities and AllianceBernstein
               selects approximately 30 securities.
               The portfolio managers build a
               portfolio with stocks in which they
               have the highest confidence and may
               invest more than 5% of the
               Portfolio's assets in any one issuer.
               The Portfolio is nondiversified,
               meaning it can invest a relatively
               high percentage of its assets in a
               small number of issuers. Investing in
               a nondiversified portfolio,
               particularly a portfolio investing in
               approximately 50 equity-related
               securities, involves greater risk
               than investing in a diversified
               portfolio because a loss resulting
               from the decline in the value of one
               security may represent a greater
               portion of the total assets of a
               nondiversified portfolio.
       -----------------------------------------------------------------
        LARGE  Stock Index Portfolio: seeks              Quantitative
         CAP   investment results that generally          Management
        BLEND  correspond to the performance of         Associates LLC
               publicly-traded common stocks. With
               the price and yield performance of
               the Standard & Poor's 500 Composite
               Stock Price Index (S&P 500) as the
               benchmark, the Portfolio normally
               invests at least 80% of investable
               assets in S&P 500 stocks. The S&P 500
               represents more than 70% of the total
               market value of all publicly-traded
               common stocks and is widely viewed as
               representative of publicly-traded
               common stocks as a whole. The
               Portfolio is not "managed" in the
               traditional sense of using market and
               economic analyses to select stocks.
               Rather, the portfolio manager
               purchases stocks in proportion to
               their weighting in the S&P 500.
       -----------------------------------------------------------------
        LARGE  SP T. Rowe Price Large-Cap Growth        T. Rowe Price
         CAP   Portfolio: seeks long-term capital      Associates, Inc.
       GROWTH  growth. Under normal circumstances,
               the Portfolio invests at least 80% of
               its net assets plus borrowings for
               investment purposes in the equity
               securities of large-cap companies.
               The Sub-adviser generally looks for
               companies with an above-average rate
               of earnings and cash flow growth and
               a lucrative niche in the economy that
               gives them the ability to sustain
               earnings momentum even during times
               of slow economic growth.
       -----------------------------------------------------------------

       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
        INTER-  SP International Growth Portfolio       Marsico Capital
       NATIONAL (formerly, SP William Blair            Management, LLC;
        EQUITY  International Growth Portfolio):        William Blair &
                seeks long-term capital appreciation.    Company, LLC.
                The Portfolio invests primarily in
                equity-related securities of foreign
                issuers. The Portfolio invests
                primarily in the common stock of
                large and medium-sized foreign
                companies, although it may also
                invest in companies of all sizes.
                Under normal circumstances, the
                Portfolio invests at least 65% of its
                total assets in common stock of
                foreign companies operating or based
                in at least five different countries,
                which may include countries with
                emerging markets. The Portfolio looks
                primarily for stocks of companies
                whose earnings are growing at a
                faster rate than other companies or
                which offer attractive growth
                potential.
       -----------------------------------------------------------------
                        ADVANCED SERIES TRUST
       -----------------------------------------------------------------
        ASSET   AST Advanced Strategies Portfolio:         LSV Asset
        ALLOCA  seeks a high level of absolute            Management;
        TION/   return. The Portfolio invests           Marsico Capital
       BALANCED primarily in a diversified portfolio      Management,
                of equity and fixed income securities    LLC; Pacific
                across different investment               Investment
                categories and investment managers.       Management
                The Portfolio pursues a combination       Company LLC
                of traditional and non-traditional         (PIMCO);
                investment strategies.                   T. Rowe Price
                                                       Associates, Inc.;
                                                        William Blair &
                                                        Company, L.L.C.
       -----------------------------------------------------------------
        ASSET   AST Aggressive Asset Allocation         AST Investment
        ALLOCA  Portfolio: seeks the highest            Services, Inc./
        TION/   potential total return consistent         Prudential
       BALANCED with its specified level of risk        Investments LLC
                tolerance. The Portfolio will invest
                its assets in several other Advanced
                Series Trust Portfolios. Under normal
                market conditions, the Portfolio will
                devote between 92.5% to 100% of its
                net assets to underlying portfolios
                investing primarily in equity
                securities, and 0% to 7.5% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Core Value       AllianceBernstein
         CAP    Portfolio: seeks long-term capital           L.P.
        VALUE   growth by investing primarily in
                common stocks. The Sub-advisor
                expects that the majority of the
                Portfolio's assets will be invested
                in the common stocks of large
                companies that appear to be
                undervalued. Among other things, the
                Portfolio seeks to identify
                compelling buying opportunities
                created when companies are
                undervalued on the basis of investor
                reactions to near-term problems or
                circumstances even though their
                long-term prospects remain sound. The
                Sub-advisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Growth & Income  AllianceBernstein
         CAP    Portfolio: seeks long-term growth of         L.P.
        VALUE   capital and income while attempting
                to avoid excessive fluctuations in
                market value. The Portfolio normally
                will invest in common stocks (and
                securities convertible into common
                stocks). The Sub-advisor will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects. The stocks that
                the Portfolio will normally invest in
                are those of seasoned companies.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Managed Index    AllianceBernstein
         CAP    500 Portfolio: seeks to outperform           L.P.
        BLEND   the Standard & Poor's 500 Composite
                Stock Price Index (the "S&P 500")
                through stock selection resulting in
                different weightings of common stocks
                relative to the index. The Portfolio
                will invest, under normal
                circumstances, at least 80% of its
                net assets in securities included in
                the S&P(R) 500.
       -----------------------------------------------------------------

       -----------------------------------------------------------------
        STYLE/      INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
         LARGE   AST American Century Income & Growth   American Century
          CAP    Portfolio: seeks capital growth with      Investment
         VALUE   current income as a secondary          Management, Inc.
                 objective. The Portfolio invests
                 primarily in common stocks that offer
                 potential for capital growth, and
                 may, consistent with its investment
                 objective, invest in stocks that
                 offer potential for current income.
                 The Sub-advisor utilizes a
                 quantitative management technique
                 with a goal of building an equity
                 portfolio that provides better
                 returns than the S&P 500 Index
                 without taking on significant
                 additional risk and while attempting
                 to create a dividend yield that will
                 be greater than the S&P 500 Index.
       -----------------------------------------------------------------
         ASSET   AST American Century Strategic         American Century
        ALLOCA   Allocation Portfolio (formerly known      Investment
         TION/   as AST American Century Strategic      Management, Inc.
       BALANCED  Balanced Portfolio): seeks capital
                 growth and current income. The
                 Sub-advisor intends to maintain
                 approximately 60% of the Portfolio's
                 assets in equity securities and the
                 remainder in bonds and other fixed
                 income securities. Both the
                 Portfolio's equity and fixed income
                 investments will fluctuate in value.
                 The equity securities will fluctuate
                 depending on the performance of the
                 companies that issued them, general
                 market and economic conditions, and
                 investor confidence. The fixed income
                 investments will be affected
                 primarily by rising or falling
                 interest rates and the credit quality
                 of the issuers.
       -----------------------------------------------------------------
         ASSET   AST Balanced Asset Allocation           AST Investment
        ALLOCA   Portfolio: seeks the highest           Services, Inc./
         TION/   potential total return consistent         Prudential
       BALANCED  with its specified level of risk       Investments LLC
                 tolerance. The Portfolio will invest
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 57.5% to 72.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 27.5% to 42.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
         ASSET   AST Capital Growth Asset Allocation     AST Investment
        ALLOCA   Portfolio: seeks the highest           Services, Inc./
         TION/   potential total return consistent         Prudential
       BALANCED  with its specified level of risk       Investments LLC
                 tolerance. The Portfolio will invest
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 72.5% to 87.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 12.5% to 27.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
       SPECIALTY AST Cohen & Steers Realty Portfolio:    Cohen & Steers
                 seeks to maximize total return             Capital
                 through investment in real estate      Management, Inc.
                 securities. The Portfolio pursues its
                 investment objective by investing,
                 under normal circumstances, at least
                 80% of its net assets in securities
                 of real estate issuers. Under normal
                 circumstances, the Portfolio will
                 invest substantially all of its
                 assets in the equity securities of
                 real estate companies, i.e., a
                 company that derives at least 50% of
                 its revenues from the ownership,
                 construction, financing, management
                 or sale of real estate or that has at
                 least 50% of its assets in real
                 estate. Real estate companies may
                 include real estate investment trusts
                 or REITs.
       -----------------------------------------------------------------
         ASSET   AST Conservative Asset Allocation       AST Investment
        ALLOCA   Portfolio: seeks the highest           Services, Inc./
         TION/   potential total return consistent         Prudential
       BALANCED  with its specified level of risk       Investments LLC
                 tolerance. The Portfolio will invest
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 47.5% to 62.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 37.5% to 52.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
         LARGE   AST DeAM Large-Cap Value Portfolio:        Deutsche
          CAP    seeks maximum growth of capital by        Investment
         VALUE   investing primarily in the value          Management
                 stocks of larger companies. The         Americas, Inc.
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 the value of its assets in the equity
                 securities of large-sized companies
                 included in the Russell 1000(R) Value
                 Index. The Sub-advisor employs an
                 investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 1000(R) Value Index,
                 but which attempts to outperform the
                 Russell 1000(R) Value Index through
                 active stock selection.
       -----------------------------------------------------------------

        ----------------------------------------------------------------
         STYLE/     INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
          TYPE                                             ADVISOR/
                                                          SUB-ADVISOR
        ----------------------------------------------------------------
         SMALL   AST Neuberger Berman Small-Cap Growth  Neuberger Berman
          CAP    Portfolio (formerly known as AST DeAM  Management Inc.
         GROWTH  Small-Cap Growth Portfolio): seeks
                 maximum growth of investors' capital
                 from a portfolio of growth stocks of
                 smaller companies. The Portfolio
                 pursues its objective, under normal
                 circumstances, by primarily investing
                 at least 80% of its total assets in
                 the equity securities of small-sized
                 companies included in the Russell
                 2000 Growth(R) Index.
        ----------------------------------------------------------------
         SMALL   AST DeAM Small-Cap Value Portfolio:        Deutsche
          CAP    seeks maximum growth of investors'        Investment
         VALUE   capital by investing primarily in the     Management
                 value stocks of smaller companies.      Americas, Inc.
                 The Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 its total assets in the equity
                 securities of small-sized companies
                 included in the Russell 2000(R) Value
                 Index. The Sub-advisor employs an
                 investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 2000(R) Value Index,
                 but which attempts to outperform the
                 Russell 2000(R) Value Index.
        ----------------------------------------------------------------
         SMALL   AST Federated Aggressive Growth        Federated Equity
          CAP    Portfolio: seeks capital growth. The      Management
         GROWTH  Portfolio pursues its investment          Company of
                 objective by investing primarily in     Pennsylvania/
                 the stocks of small companies that     Federated Global
                 are traded on national security           Investment
                 exchanges, NASDAQ stock exchange and      Management
                 the over-the-counter-market. Small     Corp.; Federated
                 companies will be defined as               MDTA LLC
                 companies with market capitalizations
                 similar to companies in the Russell
                 2000 Growth Index.
        ----------------------------------------------------------------
         ASSET   AST First Trust Balanced Target          First Trust
        ALLOCA-  Portfolio: seeks long-term capital      Advisors L.P.
         TION/   growth balanced by current income.
        BALANCED The Portfolio seeks to achieve its
                 objective by investing approximately
                 65% in common stocks and 35% in fixed
                 income securities. The Portfolio
                 allocates the equity portion of the
                 portfolio across five uniquely
                 specialized strategies - the Dow/SM/
                 Target Dividend, the Value Line(R)
                 Target 25, the Global Dividend Target
                 15, the NYSE(R) International Target
                 25, and the Target Small Cap. Each
                 strategy employs a quantitative
                 approach by screening common stocks
                 for certain attributes and/or using a
                 multi-factor scoring system to select
                 the common stocks. The fixed income
                 allocation is determined by the Dow
                 Jones Income strategy which utilizes
                 certain screens to select bonds from
                 the Dow Jones Corporate Bond Index or
                 like-bonds not in the index.
        ----------------------------------------------------------------
         ASSET   AST First Trust Capital Appreciation     First Trust
        ALLOCA-  Target Portfolio: seeks long-term       Advisors L.P.
         TION/   growth of capital. The Portfolio
        BALANCED seeks to achieve its objective by
                 investing approximately 80% in common
                 stocks and 20% in fixed income
                 securities. The portfolio allocates
                 the equity portion of the portfolio
                 across five uniquely specialized
                 strategies - the Value Line(R) Target
                 25, the Global Dividend Target 15,
                 the Target Small Cap, the Nasdaq(R)
                 Target 15, and the NYSE(R)
                 International Target 25. Each
                 strategy employs a quantitative
                 approach by screening common stocks
                 for certain attributes and/or using a
                 multi-factor scoring system to select
                 the common stocks. The fixed income
                 allocation is determined by the Dow
                 Jones Income strategy utilizes
                 certain screens to select bonds from
                 the Dow Jones Corporate Bond Index or
                 like-bonds not in the index.
        ----------------------------------------------------------------
         ASSET   AST UBS Dynamic Alpha Portfolio        UBS Global Asset
        ALLOCA-  (formerly known as AST Global             Management
         TION/   Allocation Portfolio): seeks to        (Americas) Inc.
        BALANCED maximize total return, consisting of
                 capital appreciation and current
                 income. The Portfolio invests in
                 securities and financial instruments
                 to gain exposure to global equity,
                 global fixed income and cash
                 equivalent markets, including global
                 currencies. The Portfolio may invest
                 in equity and fixed income securities
                 of issuers located within and outside
                 the United States or in open-end
                 investment companies advised by UBS
                 Global Asset Management (Americas)
                 Inc., the Portfolio's Sub-Advisor, to
                 gain exposure to certain global
                 equity and global fixed income
                 markets.
        ----------------------------------------------------------------

       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   AST Goldman Sachs Concentrated Growth    Goldman Sachs
         CAP    Portfolio: seeks growth of capital in        Asset
        GROWTH  a manner consistent with the            Management, L.P.
                preservation of capital. Realization
                of income is not a significant
                investment consideration and any
                income realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in equity securities of companies
                that the Sub-advisor believes have
                the potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the Sub-advisor to
                be positioned for long-term growth.
       ------------------------------------------------------------------
       MID CAP  AST Goldman Sachs Mid-Cap Growth         Goldman Sachs
        GROWTH  Portfolio: seeks long-term capital           Asset
                growth. The Portfolio pursues its       Management, L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in medium
                capitalization companies. For
                purposes of the Portfolio,
                medium-sized companies are those
                whose market capitalizations
                (measured at the time of investment)
                fall within the range of companies in
                the Russell Mid Cap Growth Index. The
                Sub-advisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
       ------------------------------------------------------------------
        FIXED   AST High Yield Portfolio: seeks a      Pacific Investment
        INCOME  high level of current income and may       Management
                also consider the potential for           Company LLC
                capital appreciation. The Portfolio         (PIMCO)
                invests, under normal circumstances,
                at least 80% of its net assets plus
                any borrowings for investment
                purposes (measured at time of
                purchase) in high yield, fixed-income
                securities that, at the time of
                purchase, are non-investment grade
                securities. Such securities are
                commonly referred to as "junk bonds".
       ------------------------------------------------------------------
        INTER-  AST JPMorgan International Equity         J.P. Morgan
       NATIONAL Portfolio: seeks long-term capital         Investment
        EQUITY  growth by investing in a diversified    Management Inc.
                portfolio of international equity
                securities. The Portfolio seeks to
                meet its objective by investing,
                under normal market conditions, at
                least 80% of its assets in a
                diversified portfolio of equity
                securities of companies located or
                operating in developed non-U.S.
                countries and emerging markets of the
                world. The equity securities will
                ordinarily be traded on a recognized
                foreign securities exchange or traded
                in a foreign over-the-counter market
                in the country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
       ------------------------------------------------------------------
        LARGE   AST Large-Cap Value Portfolio: seeks      Dreman Value
         CAP    current income and long-term growth     Management LLC,
        VALUE   of income, as well as capital             Hotchkis and
                appreciation. The Portfolio invests,     Wiley Capital
                under normal circumstances, at least    Management LLC;
                80% of its net assets in common           J.P. Morgan
                stocks of large cap U.S. companies.        Investment
                The Portfolio focuses on common         Management, Inc.
                stocks that have a high cash dividend
                or payout yield relative to the
                market or that possess relative value
                within sectors.
       ------------------------------------------------------------------
        FIXED   AST Lord Abbett Bond-Debenture           Lord, Abbett &
        INCOME  Portfolio: seeks high current income        Co. LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. To pursue its objective, the
                Portfolio will invest, under normal
                circumstances, at least 80% of the
                value of its assets in fixed income
                securities and normally invests
                primarily in high yield and
                investment grade debt securities,
                securities convertible into common
                stock and preferred stocks. The
                Portfolio may find good value in high
                yield securities, sometimes called
                "lower-rated bonds" or "junk bonds,"
                and frequently may have more than
                half of its assets invested in those
                securities. At least 20% of the
                Portfolio's assets must be invested
                in any combination of investment
                grade debt securities, U.S.
                Government securities and cash
                equivalents. The Portfolio may also
                make significant investments in
                mortgage-backed securities. Although
                the Portfolio expects to maintain a
                weighted average maturity in the
                range of five to twelve years, there
                are no restrictions on the overall
                Portfolio or on individual
                securities. The Portfolio may invest
                up to 20% of its net assets in equity
                securities.
       ------------------------------------------------------------------

       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   AST Marsico Capital Growth Portfolio:   Marsico Capital
         CAP    seeks capital growth. Income            Management, LLC
        GROWTH  realization is not an investment
                objective and any income realized on
                the Portfolio's investments,
                therefore, will be incidental to the
                Portfolio's objective. The Portfolio
                will pursue its objective by
                investing primarily in common stocks
                of larger, more established
                companies. In selecting investments
                for the Portfolio, the Sub-advisor
                uses an approach that combines "top
                down" economic analysis with "bottom
                up" stock selection. The "top down"
                approach identifies sectors,
                industries and companies that may
                benefit from the trends the
                Sub-advisor has observed. The
                Sub-advisor then looks for individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large, utilizing a
                "bottom up" stock selection process.
                The Portfolio will normally hold a
                core position of between 35 and 50
                common stocks. The Portfolio may hold
                a limited number of additional common
                stocks at times when the Portfolio
                manager is accumulating new
                positions, phasing out existing or
                responding to exceptional market
                conditions.
       ------------------------------------------------------------------
        INTER-  AST MFS Global Equity Portfolio:         Massachusetts
       NATIONAL seeks capital growth. Under normal     Financial Services
        EQUITY  circumstances the Portfolio invests         Company
                at least 80% of its assets in equity
                securities of U.S. and foreign
                issuers (including issuers in
                developing countries). While the
                portfolio may invest its assets in
                companies of any size, the Portfolio
                generally focuses on companies with
                large capitalizations.
       ------------------------------------------------------------------
        LARGE   AST MFS Growth Portfolio: seeks          Massachusetts
         CAP    long-term capital growth and future    Financial Services
        GROWTH  income. Under normal market                 Company
                conditions, the Portfolio invests at
                least 80% of its total assets in
                common stocks and related securities,
                such as preferred stocks, convertible
                securities and depositary receipts,
                of companies. The Sub-advisor focuses
                on investing the Portfolio's assets
                in the stock of companies it believes
                to have above average earnings growth
                potential compared to other companies
                (growth companies). The Portfolio may
                invest up to 35% of its net assets in
                foreign securities.
       ------------------------------------------------------------------
       MID CAP  AST Mid Cap Value Portfolio: seeks to       EARNEST
        VALUE   provide capital growth by investing      Partners LLC/
                primarily in mid-capitalization          WEDGE Capital
                stocks that appear to be undervalued.   Management, LLP
                The Portfolio has a non-fundamental
                policy to invest, under normal
                circumstances, at least 80% of the
                value of its net assets in
                mid-capitalization companies.
       ------------------------------------------------------------------
       MID CAP  AST Neuberger Berman Mid-Cap Growth     Neuberger Berman
        GROWTH  Portfolio: seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio primarily invests at least
                80% of its net assets in the common
                stocks of mid-cap companies. The
                Sub-adviser looks for fast-growing
                companies that are in new or rapidly
                evolving industries.
       ------------------------------------------------------------------
       MID CAP  AST Neuberger Berman Mid-Cap Value      Neuberger Berman
        VALUE   Portfolio: seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio primarily invests at least
                80% of its net assets in the common
                stocks of mid-cap companies. For
                purposes of the Portfolio, companies
                with equity market capitalizations
                that fall within the range of the
                Russell Midcap(R) Index at the time
                of investment are considered mid-cap
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies. Under
                the Portfolio's value-oriented
                investment approach, the Sub-advisor
                looks for well-managed companies
                whose stock prices are undervalued
                and that may rise in price before
                other investors realize their worth.
       ------------------------------------------------------------------
        FIXED   AST PIMCO Limited Maturity Bond        Pacific Investment
        INCOME  Portfolio: seeks to maximize total         Management
                return consistent with preservation       Company LLC
                of capital and prudent investment           (PIMCO)
                management. The Portfolio will invest
                in a diversified portfolio of
                fixed-income investment instruments
                of varying maturities. The average
                portfolio duration of the Portfolio
                generally will vary within a one- to
                three-year time frame based on the
                Sub-advisor's forecast for interest
                rates.
       ------------------------------------------------------------------
        ASSET   AST Preservation Asset Allocation        AST Investment
       ALLOCA-  Portfolio: seeks the highest            Services, Inc./
        TION/   potential total return consistent          Prudential
       BALANCED with its specified level of risk        Investments LLC
                tolerance. The Portfolio will invest
                its assets in several other Advanced
                Series Trust Portfolios. Under normal
                market conditions, the Portfolio will
                devote between 27.5% to 42.5% of its
                net assets to underlying portfolios
                investing primarily in equity
                securities, and 57.5% to 72.5% of its
                net assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments.
       ------------------------------------------------------------------

      --------------------------------------------------------------------
       STYLE/      INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
        TYPE                                                ADVISOR/
                                                           SUB-ADVISOR
      --------------------------------------------------------------------
        SMALL   AST Small-Cap Value Portfolio: seeks       ClearBridge
         CAP    to provide long-term capital growth      Advisors, LLC;
        VALUE   by investing primarily in                 Dreman Value
                small-capitalization stocks that         Management LLC;
                appear to be undervalued. The              J.P. Morgan
                Portfolio will have a non-fundamental      Investment
                policy to invest, under normal          Management, Inc.;
                circumstances, at least 80% of the         Lee Munder
                value of its net assets in small        Investments, Ltd
                capitalization stocks. The Portfolio
                will focus on common stocks that
                appear to be undervalued.
      --------------------------------------------------------------------
        ASSET   AST T. Rowe Price Asset Allocation        T. Rowe Price
       ALLOCA-  Portfolio: seeks a high level of        Associates, Inc.
        TION/   total return by investing primarily
      BALANCED  in a diversified portfolio of fixed
                income and equity securities. The
                Portfolio normally invests
                approximately 60% of its total assets
                in equity securities and 40% in fixed
                income securities. This mix may vary
                depending on the sub-advisor's
                outlook for the markets. The
                Sub-advisor concentrates common stock
                investments in larger, more
                established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
      --------------------------------------------------------------------
        FIXED   AST T. Rowe Price Global Bond             T. Rowe Price
       INCOME   Portfolio: seeks to provide high       International, Inc.
                current income and capital growth by
                investing in high-quality foreign and
                U.S. dollar-denominated bonds. The
                Portfolio will invest at least 80% of
                its total assets in fixed income
                securities, including high quality
                bonds issued or guaranteed by U.S. or
                foreign governments or their agencies
                and by foreign authorities, provinces
                and municipalities as well as
                investment grade corporate bonds and
                mortgage and asset-backed securities
                of U.S. and foreign issuers. The
                Portfolio generally invests in
                countries where the combination of
                fixed-income returns and currency
                exchange rates appears attractive,
                or, if the currency trend is
                unfavorable, where the Sub-advisor
                believes that the currency risk can
                be minimized through hedging. The
                Portfolio may also invest up to 20%
                of its assets in the aggregate in
                below investment-grade, high-risk
                bonds ("junk bonds"). In addition,
                the Portfolio may invest up to 30% of
                its assets in mortgage-related
                (including derivatives, such as
                collateralized mortgage obligations
                and stripped mortgage securities) and
                asset-backed securities.
      --------------------------------------------------------------------
      SPECIALTY AST T. Rowe Price Natural Resources       T. Rowe Price
                Portfolio: seeks long-term capital      Associates, Inc.
                growth primarily through the common
                stocks of companies that own or
                develop natural resources (such as
                energy products, precious metals and
                forest products) and other basic
                commodities. The Portfolio normally
                invests primarily (at least 80% of
                its total assets) in the common
                stocks of natural resource companies.
                The Portfolio looks for companies
                that have the ability to expand
                production, to maintain superior
                exploration programs and production
                facilities, and the potential to
                accumulate new resources. At least
                50% of Portfolio assets will be
                invested in U.S. securities, up to
                50% of total assets also may be
                invested in foreign securities.
      --------------------------------------------------------------------
                  GARTMORE VARIABLE INSURANCE TRUST
      --------------------------------------------------------------------
       INTER-   GVIT Developing Markets: seeks           NWD Management
      NATIONAL  long-term capital appreciation, under   & Research Trust/
       EQUITY   normal conditions by investing at        Gartmore Global
                least 80% of its total assets in            Partners
                stocks of companies of any size based
                in the world's developing economies.
                Under normal market conditions,
                investments are maintained in at
                least six countries at all times and
                no more than 35% of total assets in
                any single one of them.
      --------------------------------------------------------------------
                         JANUS ASPEN SERIES
      --------------------------------------------------------------------
        LARGE   Janus Aspen Series: Large Cap Growth      Janus Capital
         CAP    Portfolio - Service Shares: seeks        Management LLC
       GROWTH   long-term growth of capital in a
                manner consistent with the
                preservation of capital. The
                Portfolio invests at least 80% of its
                net assets plus the amount of any
                borrowings for investment purposes in
                common stocks of large-sized
                companies. Large-sized companies are
                those whose market capitalizations
                fall within the range of companies in
                the Russell 1000 Index at the time of
                purchase.
      --------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued




 TRANSFERS AMONG OPTIONS
 Subject to certain restrictions, you can transfer money among the variable investment options. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made.

 In general, your transfer request may be made by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.


 During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you may be charged up to $30 for each additional transfer. Currently we charge only $10 for additional transfers. (Dollar Cost Averaging and Auto-Rebalancing transfers are free, and do not count toward the 12 free transfers per year.) (As noted in the fee table, we have different transfer rules under the beneficiary continuation option)


 For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

 ADDITIONAL TRANSFER RESTRICTIONS
 We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing,"
 (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

 Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

 In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each variable investment option (other than the Prudential
    Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

..   The Portfolios may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus the contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.
..   A Portfolio also may assess a short term trading fee in connection with a transfer out of the variable investment option investing in that Portfolio that occurs within a certain number of days following the date of allocation to the variable investment option. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Contract Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.

..   If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.
..   We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 DOLLAR COST AVERAGING

 The dollar cost averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of the Money Market Portfolio and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By investing amounts on a regular basis, instead of investing the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.


 Transfers will be made automatically on the schedule you choose until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to re-open the DCA account at any time.

 Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

 Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase, and is offered without charge.

 ASSET ALLOCATION PROGRAM
 We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

 Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

 not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

 AUTO-REBALANCING
 Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentages or to subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. The DCA account cannot participate in this feature.

 You may choose to have your rebalancing occur monthly, quarterly, semiannually or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

 Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

 SCHEDULED TRANSACTIONS

 Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) and 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) and 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

 SUBSTITUTION
 We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION)

 PAYMENT PROVISIONS
 We can begin making annuity payments any time after the second contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90/th/ birthday (unless we agree to another date).

 We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options". During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.


 Please note that annuitization essentially involves converting your Contract Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).


 Option 1
 Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will be at least 3% a year.

 Option 2
 Life Income Annuity Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will be at least 3% a year.

 If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 Option 3

 Interest Payment Option: Under this option, we will credit interest on the adjusted Contract Value until you request payment of all or part of the adjusted Contract Value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if your contract is held in an IRA.

 Under this option, all gain in the annuity will be taxable as of the annuity date; however, you can withdraw part or all of the Contract Value that we are holding at any time.


 Other Annuity Options
 We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

 TAX CONSIDERATIONS
 If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.

 HOW WE DETERMINE ANNUITY PAYMENTS
 Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. The guaranteed minimum rate is 3%. If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

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

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION) continued


 Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

 Fixed Period Annuities

 Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted Contract Value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.


 Life Annuities
 There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:
..   The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

 4: WHAT IS THE DEATH BENEFIT?

 THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

 BENEFICIARY
 The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner or last survivor, if there are joint owners, dies. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

 CALCULATION OF THE DEATH BENEFIT
 The death benefit to which your beneficiary is entitled depends on whether you elected the basic death benefit or the enhanced death benefit. The enhanced death benefit is available only if you are age 75 or under at the time you purchase the contract.

 Basic Death Benefit
 If the sole owner, or last survivor of the owner or joint owner, dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation ("due proof of death"), your beneficiary will receive the greater of the following:

..   the Contract Value as of the date we receive due proof of death; or

..   the total of all purchase payments made, proportionally reduced by the effect of withdrawals.

 We require due proof of death to be submitted promptly.

 Enhanced Death Benefit
 If the sole owner, or last survivor of the owner or joint owner, dies during the accumulation period and prior to age 80, the beneficiary will receive the greater of the following as of the date we receive due proof of death:

..   the Contract Value as of the date we receive due proof of death; or

..   the Guaranteed Minimum Death Benefit (GMDB).

 We require due proof of death to be submitted promptly.

 The GMDB is calculated daily and is equal to the greater of:

 1) the total purchase payments compounded daily at an effective annual interest rate of 5%, subject to a 200% cap. This is called the roll-up value. The roll-up may not be available in all states. Both the roll-up value and the cap are proportionally reduced by the effect of withdrawals. Once the cap is reached, the roll-up value will be increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals; and

 2) the highest value of the contract on any contract anniversary. This is called the step-up value. Before the first contract anniversary, the step-up value is the initial purchase payment increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.

 After the contract anniversary on or next following the 80/th/ birthday of the sole owner or older of the owner or joint owner, the beneficiary will receive a death benefit as of the date we receive due proof of death equal to the greater of:


 1) the Contract Value as of the date we receive due proof of death; or


 2) the GMDB as of the contract anniversary on or next following the sole or older of the owner or joint owner's 80/th/ birthday increased by subsequent purchase payments since such contract anniversary and proportionally reduced by the effect of withdrawals since such contract anniversary.

 Here is an example of a proportional reduction:


 The current Contract Value is $100,000 and step-up value is $80,000. The owner makes a withdrawal that reduces the Contract Value by 50%. The new step-up value is $40,000, or 50% of what it was before the withdrawal.

 DEATH OF OWNER OR JOINT OWNER
 If the owner and joint owner are spouses at the time of death of the first to die, then the contract will continue. The spouse may, within 60 days of providing due proof of death, elect to take the death benefit under any of the payout options available under the contract. The death benefit amount will equal the Contract Value.

 If the owner and joint owner are not spouses at the time of the death of the first to die, then the contract will not continue and the death benefit will equal the Contract Value. The beneficiary will be required to choose one of the payout options available under the contract.

 If the contract is not continued by a spouse, then any portion of the death benefit (which is equal to the Contract Value) not applied under a payout option within one year of the survivor's date of death must be distributed within five years of the survivor's date of death.


 PAYOUT OPTIONS
 The beneficiary may, within 60 days of providing due proof of death, choose to take the death benefit under one of several death benefit payout options listed below.


 With respect to a death benefit paid before March 19, 2007, the death benefit payout options were:

 Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

 Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.

 The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the Contract Value among the variable, fixed interest rate, or the market value adjustment options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the Contract Value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

 During this 5-year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary.

 Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

 If the owner and joint owner are spouses, any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.

 The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"

 With respect to a death benefit paid on or after March 19, 2007, unless the surviving spouse opts to continue the contract (or spousal continuance is required under the terms of your contract), a beneficiary may, within 60 days of providing proof of death, take the death benefit as follows:

 Alternative Death Benefit Payment Options - Contracts owned by Individuals (not associated with Tax-Favored Plans)
 Except in the case of spousal continuance as described above, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 4: WHAT IS THE DEATH BENEFIT? continued



 If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the annuity start date, the death benefit must be distributed:
  .   within five years from the date of death; or
  . as a series of annuity payments not extending beyond the life expectancy of the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death of the beneficiary

 Unless you have made an election prior to death benefit proceeds becoming due, a beneficiary can elect to receive the death benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," or as a series of fixed annuity payments. See the section entitled "What Kind of Payments Will I Receive During the Income Phase?"

 Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether the you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.

..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.
..   If you die before a designated beneficiary is named and after the date
    Required Minimum Distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 BENEFICIARY CONTINUATION OPTION
 Instead of receiving the death benefit in a single payment, or under an annuity option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above. This "Beneficiary Continuation Option" is described below and is available for an IRA, Roth IRA, SEP IRA, or 403(b), or a non-qualified contract.

 Under the Beneficiary Continuation Option:
..   The Owner's contract will be continued in the Owner's name, for the benefit of the beneficiary.


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


..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. The charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Contract Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No fixed interest rate options will be offered.
..   No additional Purchase Payments can be applied to the contract.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the
    Contract Value at any time, unless the beneficiary is required to take pre-determined withdrawal amounts.
..   Upon the death of the beneficiary, if the successor does not take a lump sum, the successor may take any remaining benefit over the life expectancy of the beneficiary.

 Currently only Investment Options corresponding to Portfolios of the Advanced Series Trust, and the Prudential Money Market Portfolio, are available under the Beneficiary Continuation Option.

 In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 For more information, see "What are the Tax Considerations Associated with the Strategic Partners Advisor Contract?"


 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT?

 LIFETIME FIVE INCOME BENEFIT

 The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a Contract Value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Contract Value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals - the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.


 Lifetime Five is subject to certain restrictions described below.

..   Currently, Lifetime Five can be elected only once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.
..   The annuitant must be at least 45 years old when Lifetime Five is elected.

..   Owners electing this benefit prior to December 5, 2005, were required to allocate Contract Value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005, must allocate Contract Value to one or more of the following asset allocation portfolios of Advanced Series Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST T. Rowe Price Asset Allocation Portfolio, AST American Century Strategic Allocation Portfolio, or AST UBS Dynamic Alpha Portfolio. As specified in this paragraph, you generally must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract

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 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued


   Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.


 Protected Withdrawal Value

 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greatest of:

 (A)the Contract Value on the date you elect Lifetime Five, plus any additional Purchase Payments, each growing at 5% per year from the date of your election of the program, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier;

 (B)the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal;

 (C)the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier.

 With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments.

..   If you elect Lifetime Five at the time you purchase your contract, the
    Contract Value will be your initial purchase payment.
..   For existing contract owners who are electing the Lifetime Five Benefit, the Contract Value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional purchase payment.




 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Contract Value is greater than the Protected Withdrawal Value.

 If you elected Lifetime Five on or after March 20, 2006:
  . you are eligible to step-up the Protected Withdrawal Value on or after the 1/st/ anniversary of the first withdrawal under Lifetime Five.
  . the Protected Withdrawal Value can be stepped up again on or after the 1/st/ anniversary of the preceding step-up.

 If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect:
  . you are eligible to step-up the Protected Withdrawal Value on or after the 5/th/ anniversary of the first withdrawal under Lifetime Five.
  . the Protected Withdrawal Value can be stepped up again on or after the 5/th/ anniversary of the preceding step-up.

 In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Contract Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Contract Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected Lifetime Five on or after March 20, 2006 and have also elected the Auto Step-Up feature:
  . the first Auto Step-Up opportunity will occur on the 1st Contract Anniversary that is at least one year after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
  . your Protected Withdrawal Value will only be stepped-up if 5% of the Contract Value is greater than the Annual Income Amount by any amount.
  . if at the time of the first Auto Step-Up opportunity, 5% of the Contract Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs.
  . once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Contract Anniversary that is at least one year after the most recent step-up.

 If you elected Lifetime Five prior to March 20, 2006 and have also elected the Auto Step-Up feature:
  . the first Auto Step-Up opportunity will occur on the Contract Anniversary that is at least five years after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
  . your Protected Withdrawal Value will only be stepped-up if 5% of the Contract Value is greater than the Annual Income Amount by 5% or more.
  . if at the time of the first Auto Step-Up opportunity, 5% of the Contract Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs.
  . once a step-up occurs, the next Auto Step-Up opportunity will occur on the Contract Anniversary that is at least 5 years after the most recent step-up.

 In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.


 The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

 Annual Income Amount Under the Life Income Benefit

 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.


 Annual Withdrawal Amount Under the Withdrawal Benefit

 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Contract Value immediately prior to such withdrawal (see the examples of this calculation below). When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your Contract Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.


 Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued



 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.


 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):


 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484

 (b)Contract Value on March 1, 2006 (the date of the first withdrawal) =
    $263,000

 (c)Contract Value on February 1, 2006 (the first contract anniversary) =
    $265,000


 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar Reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current contract year = $18,550 -
    $10,000 = $8,550
..   Annual Withdrawal Amount for future contract years remains at $18,550
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250
..   Annual Income Amount for future contract years remains at $13,250
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-dollar and Proportional Reductions
 a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
  . Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550
  .   Annual Withdrawal Amount for future contract years remains at $18,550
  .   Remaining Annual Income Amount for current contract year = $0
  . Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

  . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

  .   Annual Income Amount for future contract years = $13,250 - $93 = $13,157
  .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
  .   Remaining Annual Withdrawal Amount for current contract year = $0
  . Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.

  . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Contract Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

  .   Annual Withdrawal Amount for future contract years = $18,550 - $489 =
      $18,061
  .   Remaining Annual Income Amount for current contract year = $0
  . Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.

  . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623

  .   Annual Income Amount for future contract years = $13,250 - $623 = $12,627
  . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
  .   Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

  . Proportional reduction = Excess Withdrawal/Contract Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503

  .   Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

 Example 3. Step-up of the Protected Withdrawal Value

 If the Annual Income Amount ($13,250) is withdrawn each year starting on
 March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2012 would be reduced to $225,250 {$265,000 - ($13,250 X 3)}. If a step-up is elected on February 1, 2012, and the Contract Value on February 1, 2012 is $280,000, then the following values would result:
..   Protected Withdrawal Value = Contract Value on February 1, 2012 = $280,000
..   Annual Income Amount is equal to the greater of the current Annual Income
    Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.
..   Annual Withdrawal Amount is equal to the greater of the current Annual
    Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore the Annual Withdrawal Amount is increased to $19,600.
..   Because the contract date and Effective Date of Lifetime Five for this example is prior to March 20, 2006, if the step-up request on February 1, 2012 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above. Had the contract date and effective date of the Lifetime Five benefit been on or after March 20, 2006, the step-up would still occur because 5% of the Contract Value is greater than the Annual Income Amount.


 Benefits Under Lifetime Five

..   If your Contract Value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Contract Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Contract Value equals zero no further purchase payments will be accepted under your contract.

..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:


       1. apply your Contract Value to any annuity option available;


       2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

       3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:


       1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and


       2. the Contract Value.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued


 If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract.

..   Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your contract, you will receive the current Contract Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.


 Election of Lifetime Five

 Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's Contract Value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.


 Termination of Lifetime Five
 Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

 Lifetime Five terminates:
..   upon your surrender of the contract,
..   upon the death of the annuitant,
..   upon a change in ownership of the contract that changes the tax identification number of the contract owner, or
..   upon your election to begin receiving annuity payments.

 We cease imposing the charge for Lifetime Five upon the earliest to occur of
 (i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
 (iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

 While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

 Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you re- elect the benefit. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

 Additional Tax Considerations for Qualified Contracts

 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution requirements under the tax law.

 6: HOW CAN I PURCHASE A STRATEGIC PARTNERS ADVISOR CONTRACT?

 PURCHASE PAYMENTS
 The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

 You may purchase this contract only if the oldest of the owner, joint owner, or annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86/th/ birthday of:
..   the owner;
..   joint owner; or
..   the annuitant.

 Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

 ALLOCATION OF PURCHASE PAYMENTS
 When you purchase a contract, we will allocate your purchase payment among the variable investment options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

 When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise.

 You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

 We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.


 With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our Separate Account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.


 At our discretion, we may give initial and subsequent purchase payments (as well as transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.


 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.


 CALCULATING CONTRACT VALUE
 The value of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

 Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

 1) Adding up the total amount of money allocated to a specific investment option;

 6: HOW CAN I PURCHASE A STRATEGIC PARTNERS ADVISOR CONTRACT? continued


 2) Subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

 3) Dividing this amount by the number of outstanding accumulation units.

 When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.


 We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total purchase payments.


 7: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR
 CONTRACT?

 There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

 INSURANCE AND ADMINISTRATIVE CHARGES

 Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose the Lifetime Five Income Benefit, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the Contract Value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.


 The insurance charge is equal, on an annual basis, to 1.40% (Basic Death Benefit) or 1.65% (i.e., 0.25% in addition to the basic death benefit charge) (Enhanced Death Benefit) of the daily value of the contract.


 We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit option. The 0.60% charge is in addition to the charge we impose for the applicable death benefit. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit. The charge is subject to a maximum of 1.50%.


 If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts.

 CONTRACT MAINTENANCE CHARGE

 On each contract anniversary during the accumulation phase, if your Contract Value is less than $50,000, we will deduct the lesser of $30 or 2% of your Contract Value, for administrative expenses. (This fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the Contract Value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options. This same charge will also be deducted when you surrender your contract if your Contract Value is less than $50,000.

 BENEFICIARY CONTINUATION OPTION CHARGES
 If your beneficiary takes the death benefit under a beneficiary continuation option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the variable investment options, and is equal to an annual charge of 1.00%. In addition, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request. Finally, transfers in excess of 20 per year will incur a $10 transfer fee.


 TAXES ATTRIBUTABLE TO PREMIUM
 There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%.

 It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

 TRANSFER FEE

 You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but have no current intention to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. There is a different transfer fee under the Beneficiary Continuation Option.


 COMPANY TAXES
 We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because
 (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

 UNDERLYING MUTUAL FUND FEES

 When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2006, the fees of these funds ranged from 0.37% to 1.19% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.


 8: HOW CAN I ACCESS MY MONEY?

 You can Access Your Money by:

..   making a withdrawal (either partial or complete); or
..   choosing to receive annuity payments during the income phase.


 WITHDRAWALS DURING THE ACCUMULATION PHASE
 When you make a full withdrawal, you will receive the value of your contract minus any applicable fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.


 Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the variable investment options you have selected. The minimum amount which may be withdrawn is $250. If you request a withdrawal that would reduce your total Contract Value below the minimum $2,000, we will withdraw the maximum amount that will not reduce the total Contract Value below that amount.


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

 8: HOW CAN I ACCESS MY MONEY? continued


 We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order.


 Income taxes, tax penalties and certain restrictions also may apply to any withdrawal. For a more complete explanation, see section 9.


 AUTOMATED WITHDRAWALS
 We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make generally is $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.


 Income taxes, tax penalties and certain restrictions may apply to automated withdrawals. For a more complete explanation, see section 9.


 SUSPENSION OF PAYMENTS OR TRANSFERS
 The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:
..   The New York Stock Exchange is closed (other than customary weekend and holiday closings);
..   Trading on the New York Stock Exchange is restricted;
..   An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or
..   The SEC, by order, permits suspension or postponement of payments for the protection of owners.

 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT?

 The tax considerations associated with the Strategic Partners Advisor contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

 This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
 PLANS)

 Taxes Payable by You
 We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

 Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.


 Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.


 It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

 If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 Taxes on Withdrawals and Surrender

 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments until all purchase payments have been returned. After all purchase payments have been returned, all subsequent amounts will be taxed as ordinary income. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the enhanced living benefit options or as a systematic payment are taxed under these rules.


 If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

 If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances you transfer the contract incident to divorce.

 Taxes on Annuity Payments
 A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

 After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 Tax Penalty on Withdrawals and Annuity Payments
 Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;
..   the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

..   The amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).


 Special Rules in Relation to Tax-Free Exchanges under Section 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

 Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

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

 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT? continued


 Taxes Payable by Beneficiaries
 The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

 Generally, the same tax rules described above would also apply to amounts received by your beneficiary.


 Choosing any option other than a lump sum death benefit may defer taxes. Certain required minimum distribution provisions under the tax law apply upon your death, as discussed further below.


 Tax consequences to the beneficiary vary among the death benefit payment options.

..   Choice 1: The beneficiary is taxed on earnings in the contract.
..   Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

..   Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

 Considerations for Co-annuitants
 There may be adverse tax consequences if a Co-Annuitant succeeds an Annuitant when an Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more Co-Annuitants when an annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as Co-Annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a Co-Annuitant if you expect to use an Annuity in such a fashion.


 Reporting and Withholding on Distributions
 Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements for contracts not held by tax favored plans.


 Annuity Qualification

 DIVERSIFICATION AND INVESTOR CONTROL. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In Addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Contract meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS). Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 If you die on or after the annuity start date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 If you die before the annuity start date, the entire interest in the contract must be distributed within five years after the date of death or as periodic payments over a period not extending beyond the life or life expectancy of such designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

 Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.


 CHANGES IN THE CONTRACT. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 Additional Information


 You should refer to the Statement of Additional Information if:
..   Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
..   You transfer your contract to, or designate, a beneficiary who is either
    37 1/2 years younger than you or a grandchild.

 CONTRACTS HELD BY TAX FAVORED PLANS
 The following discussion covers annuity contracts held under tax-favored retirement plans.

 Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

 YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

 Types of Tax Favored Plans
 IRAS. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.

 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT? continued



 CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2007, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.


 REQUIRED PROVISIONS. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract, other than to Pruco Life;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1/st/ of the calendar year after the calendar year you turn age 70 1/2; and

..   Death and annuity payments must meet "required minimum distribution provisions under the tax law."


 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% "early distribution penalty";
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a minimum distribution.

 ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements:

       (1)the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and

       (2)the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and

..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.

 Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older by making a single contribution consisting of your

 IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return, and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from a qualified plan can directly roll over contributions to a Roth IRA, subject to the same income limits. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular or conversion contributions to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your financial professional prior to purchase to confirm whether such rollovers are being accepted.

 Required Minimum Distributions and Payment Options
 If you hold the contract under an IRA (or other tax-favored plan), IRS required minimum distribution provisions must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

 Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Contract Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

 You can use the minimum distribution option to satisfy the IRS required minimum distribution provisions for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.


 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


 Required Distributions upon your Death for Qualified Contracts held by Tax Favored Plans
 Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were required to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

  . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2 which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
  . If you die before a designated beneficiary is named and before the date required minimum distribution must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contract where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.
  . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the

 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT? continued


     account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investments" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.


 Penalty For Early Withdrawals
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

 Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled; or

..   the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty).


 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Withholding
 Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.


 ERISA Requirements

 ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

 Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?"

 Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 10.


 Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

 Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.


 Additional Information
 For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

 10: OTHER INFORMATION

 PRUCO LIFE INSURANCE COMPANY
 Pruco Life Insurance Company (Pruco Life) is a stock life insurance company, organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.

 Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.

 THE SEPARATE ACCOUNT
 We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited financial statements, is provided in the Statement of Additional Information.

 SALE AND DISTRIBUTION OF THE CONTRACT
 Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

 PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

 The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.


 Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 2%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Contract Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

 In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.


 To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract

 10: OTHER INFORMATION continued

 that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

 LITIGATION

 Pruco Life is subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to Pruco Life and that are typical of the businesses in which Pruco Life operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. Pruco Life may also be subject to litigation arising out of its general business activities, such as its investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

 Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Motions for a new trial, judgment notwithstanding the verdict and remittitur, were denied in June 2006. Pruco Life's appeal with the Mississippi Supreme Court is pending.

 Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters, depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on Pruco Life's financial position.


 ASSIGNMENT
 In general, you can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

 If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

 FINANCIAL STATEMENTS
 The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Advisor contract, are included in the Statement of Additional Information.

 STATEMENT OF ADDITIONAL INFORMATION

 Contents:
..   Company
..   Experts
..   Principal Underwriter
..   Payments Made to Promote Sale of Our Products
..   Allocation of Initial Purchase Payment
..   Determination of Accumulation Unit Values
..   Federal Tax Status
..   Financial Statements

 HOUSEHOLDING
 To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, the Strategic Partners Advisor Variable Annuity is a contract that allows you to select or decline certain features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling
 (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.


                          (BASIC DEATH BENEFIT 1.40)


----------------------------------------------------------------------------------------
                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
Jennison Portfolio
    5/7/2001* to 12/31/2001            $0.99430         $0.86988            664,878
    1/1/2002 to 12/31/2002             $0.86988         $0.59236          1,193,832
    1/1/2003 to 12/31/2003             $0.59236         $0.76091          1,175,539
    1/1/2004 to 12/31/2004             $0.76091         $0.82279          1,109,457
    1/1/2005 to 12/31/2005             $0.82279         $0.92957          1,120,027
    1/1/2006 to 12/31/2006             $0.92957         $0.93320          1,124,639
----------------------------------------------------------------------------------------
Prudential Equity Portfolio
    2/4/2002* to 12/31/2002            $0.97750         $0.78176            132,098
    1/1/2003 to 12/31/2003             $0.78176         $1.01497            210,433
    1/1/2004 to 12/31/2004             $1.01497         $1.10038            263,642
    1/1/2005 to 12/31/2005             $1.10038         $1.20970            432,898
    1/1/2006 to 12/31/2006             $1.20970         $1.34302            462,103
----------------------------------------------------------------------------------------
Prudential Global Portfolio
    5/7/2001* to 12/31/2001            $0.99996         $0.83992            271,276
    1/1/2002 to 12/31/2002             $0.83992         $0.62009            356,084
    1/1/2003 to 12/31/2003             $0.62009         $0.81994            366,380
    1/1/2004 to 12/31/2004             $0.81994         $0.88620            369,765
    1/1/2005 to 12/31/2005             $0.88620         $1.01441            539,816
    1/1/2006 to 12/31/2006             $1.01441         $1.19706            557,425
----------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    5/7/2001* to 12/31/2001            $1.00009         $1.01253          5,147,337
    1/1/2002 to 12/31/2002             $1.01253         $1.01372         20,708,651
    1/1/2003 to 12/31/2003             $1.01372         $1.00812          4,159,418
    1/1/2004 to 12/31/2004             $1.00812         $1.00423          2,479,874
    1/1/2005 to 12/31/2005             $1.00423         $1.01903          1,595,401
    1/1/2006 to 12/31/2006             $1.01903         $1.05254          8,432,819
----------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    5/7/2001* to 12/31/2001            $0.99726         $0.90493            399,193
    1/1/2002 to 12/31/2002             $0.90493         $0.69437          1,208,601
    1/1/2003 to 12/31/2003             $0.69437         $0.87784          2,871,060
    1/1/2004 to 12/31/2004             $0.87784         $0.95615          2,072,846
    1/1/2005 to 12/31/2005             $0.95615         $0.98584          1,997,881
    1/1/2006 to 12/31/2006             $0.98584         $1.12337          1,639,567
----------------------------------------------------------------------------------------
Prudential Value Portfolio
    2/4/2002* to 12/31/2002            $0.97746         $0.79350            158,820
    1/1/2003 to 12/31/2003             $0.79350         $1.00220            215,967
    1/1/2004 to 12/31/2004             $1.00220         $1.14963            490,962
    1/1/2005 to 12/31/2005             $1.14963         $1.32269            502,545
    1/1/2006 to 12/31/2006             $1.32269         $1.56464            560,155

------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    5/7/2001* to 12/31/2001                          $0.99881         $0.87109             3,400
    1/1/2002 to 12/31/2002                           $0.87109         $0.66866            35,978
    1/1/2003 to 12/31/2003                           $0.66866         $0.87565           136,007
    1/1/2004 to 12/31/2004                           $0.87565         $0.99098           245,339
    1/1/2005 to 12/31/2005                           $0.99098         $1.07976           247,118
    1/1/2006 to 12/31/2006                           $1.07976         $1.21685           211,603
------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    5/7/2001* to 12/31/2001                          $0.99724         $0.87500            60,701
    1/1/2002 to 12/31/2002                           $0.87500         $0.68204           136,022
    1/1/2003 to 12/31/2003                           $0.68204         $0.85087           149,527
    1/1/2004 to 12/31/2004                           $0.85087         $0.93878           136,387
    1/1/2005 to 4/29/2005                            $0.93878         $0.86680                 0
------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    5/7/2001* to 12/31/2001                          $0.99084         $0.84109           114,135
    1/1/2002 to 12/31/2002                           $0.84109         $0.70328           315,662
    1/1/2003 to 12/31/2003                           $0.70328         $0.85787           277,318
    1/1/2004 to 12/31/2004                           $0.85787         $0.92049           187,820
    1/1/2005 to 12/31/2005                           $0.92049         $0.94985           174,001
    1/1/2006 to 12/31/2006                           $0.94985         $1.08712           176,440
------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    5/7/2001* to 12/31/2001                          $0.99509         $0.88230           230,390
    1/1/2002 to 12/31/2002                           $0.88230         $0.59865           614,863
    1/1/2003 to 12/31/2003                           $0.59865         $0.73114           625,585
    1/1/2004 to 12/31/2004                           $0.73114         $0.76497           591,804
    1/1/2005 to 12/31/2005                           $0.76497         $0.87890           583,143
    1/1/2006 to 12/31/2006                           $0.87890         $0.91802           526,974
------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    5/7/2001* to 12/31/2001                          $0.99892         $0.94964         2,619,436
    1/1/2002 to 12/31/2002                           $0.94964         $0.82711         5,150,198
    1/1/2003 to 12/31/2003                           $0.82711         $1.00219         5,933,995
    1/1/2004 to 12/31/2004                           $1.00219         $1.09792         6,777,336
    1/1/2005 to 12/31/2005                           $1.09792         $1.16514         7,245,514
    1/1/2006 to 12/31/2006                           $1.16514         $1.27180         6,473,034
------------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    5/7/2001* to 12/31/2001                          $0.99796         $0.98458         2,356,117
    1/1/2002 to 12/31/2002                           $0.98458         $0.91397         5,492,775
    1/1/2003 to 12/31/2003                           $0.91397         $1.04994         6,611,204
    1/1/2004 to 12/31/2004                           $1.04994         $1.12757         6,585,859
    1/1/2005 to 12/31/2005                           $1.12757         $1.17779         6,784,937
    1/1/2006 to 12/31/2006                           $1.17779         $1.26221         6,049,441
------------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    5/7/2001* to 12/31/2001                          $0.99791         $0.92029         1,273,097
    1/1/2002 to 12/31/2002                           $0.92029         $0.76511         2,093,412
    1/1/2003 to 12/31/2003                           $0.76511         $0.97653         2,078,077
    1/1/2004 to 12/31/2004                           $0.97653         $1.08373         2,640,116
    1/1/2005 to 12/31/2005                           $1.08373         $1.17051         2,449,764
    1/1/2006 to 12/31/2006                           $1.17051         $1.32774         2,197,005

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    5/7/2001* to 12/31/2001                            $1.00085         $1.00289           545,270
    1/1/2002 to 12/31/2002                             $1.00289         $0.84681         1,053,060
    1/1/2003 to 12/31/2003                             $0.84681         $1.11158         1,331,278
    1/1/2004 to 12/31/2004                             $1.11158         $1.32305         1,883,534
    1/1/2005 to 12/31/2005                             $1.32305         $1.36506         1,382,262
    1/1/2006 to 12/31/2006                             $1.36506         $1.54281         1,214,625
--------------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    5/7/2001* to 12/31/2001                            $0.99886         $0.90967         1,147,344
    1/1/2002 to 12/31/2002                             $0.90967         $0.74223           675,144
    1/1/2003 to 12/31/2003                             $0.74223         $0.93901         1,293,921
    1/1/2004 to 12/31/2004                             $0.93901         $1.04685         1,992,978
    1/1/2005 to 12/31/2005                             $1.04685         $1.12778         3,351,838
    1/1/2006 to 12/31/2006                             $1.12778         $1.25570         2,910,811
--------------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    5/7/2001* to 12/31/2001                            $0.99702         $0.92388           380,291
    1/1/2002 to 12/31/2002                             $0.92388         $0.76199           553,731
    1/1/2003 to 12/31/2003                             $0.76199         $0.95257           645,742
    1/1/2004 to 12/31/2004                             $0.95257         $1.10611           597,804
    1/1/2005 to 12/31/2005                             $1.10611         $1.16342           672,495
    1/1/2006 to 12/31/2006                             $1.16342         $1.35930           468,083
--------------------------------------------------------------------------------------------------------
SP International Value Portfolio
 (formerly, SP LSV International Value Portfolio)
    5/7/2001* to 12/31/2001                            $1.00228         $0.84741           393,875
    1/1/2002 to 12/31/2002                             $0.84741         $0.69226           728,879
    1/1/2003 to 12/31/2003                             $0.69226         $0.86952           876,282
    1/1/2004 to 12/31/2004                             $0.86952         $0.99305           843,905
    1/1/2005 to 12/31/2005                             $0.99305         $1.11424           796,531
    1/1/2006 to 12/31/2006                             $1.11424         $1.41861           768,653
--------------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    5/7/2001* to 12/31/2001                            $0.99530         $0.81060           226,894
    1/1/2002 to 12/31/2002                             $0.81060         $0.57009           269,335
    1/1/2003 to 12/31/2003                             $0.57009         $0.71281           246,743
    1/1/2004 to 12/31/2004                             $0.71281         $0.79003           281,408
    1/1/2005 to 4/29/2005                              $0.79003         $0.73827                 0
--------------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    5/7/2001* to 12/31/2001                            $0.99348         $0.81540           195,919
    1/1/2002 to 12/31/2002                             $0.81540         $0.43161           484,097
    1/1/2003 to 12/31/2003                             $0.43161         $0.59621           696,738
    1/1/2004 to 12/31/2004                             $0.59621         $0.70289           870,571
    1/1/2005 to 12/31/2005                             $0.70289         $0.72963         1,027,328
    1/1/2006 to 12/31/2006                             $0.72963         $0.70551           804,767
--------------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    5/7/2001* to 12/31/2001                            $0.99996         $1.01397         1,404,387
    1/1/2002 to 12/31/2002                             $1.01397         $1.00143         1,633,686
    1/1/2003 to 12/31/2003                             $1.00143         $1.20911         1,480,040
    1/1/2004 to 12/31/2004                             $1.20911         $1.30346         1,852,519
    1/1/2005 to 12/31/2005                             $1.30346         $1.33732         1,392,550
    1/1/2006 to 12/31/2006                             $1.33732         $1.44444         1,233,490

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    5/7/2001* to 12/31/2001                             $0.99996         $1.04110        2,850,259
    1/1/2002 to 12/31/2002                              $1.04110         $1.12328        6,177,780
    1/1/2003 to 12/31/2003                              $1.12328         $1.17265        6,703,743
    1/1/2004 to 12/31/2004                              $1.17265         $1.21745        7,038,181
    1/1/2005 to 12/31/2005                              $1.21745         $1.22923        6,479,387
    1/1/2006 to 12/31/2006                              $1.22923         $1.25683        5,292,903
--------------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    5/7/2001* to 12/31/2001                             $0.99484         $0.87416          271,736
    1/1/2002 to 12/31/2002                              $0.87416         $0.58550          426,382
    1/1/2003 to 12/31/2003                              $0.58550         $0.82046          583,994
    1/1/2004 to 12/31/2004                              $0.82046         $0.98221          672,635
    1/1/2005 to 12/31/2005                              $0.98221         $1.14091          624,735
    1/1/2006 to 12/31/2006                              $1.14091         $1.23307          565,231
--------------------------------------------------------------------------------------------------------
SP Small-Cap Growth Portfolio
    5/7/2001* to 12/31/2001                             $0.99727         $0.92677          182,392
    1/1/2002 to 12/31/2002                              $0.92677         $0.63744          256,998
    1/1/2003 to 12/31/2003                              $0.63744         $0.84694          357,041
    1/1/2004 to 12/31/2004                              $0.84694         $0.82752          440,264
    1/1/2005 to 12/31/2005                              $0.82752         $0.83643          424,563
    1/1/2006 to 12/31/2006                              $0.83643         $0.92698          434,006
--------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    5/7/2001* to 12/31/2001                             $0.99482         $0.85719           21,060
    1/1/2002 to 12/31/2002                              $0.85719         $0.63181           97,076
    1/1/2003 to 12/31/2003                              $0.63181         $0.78409          124,905
    1/1/2004 to 12/31/2004                              $0.78409         $0.85515          183,303
    1/1/2005 to 12/31/2005                              $0.85515         $0.97121          188,891
    1/1/2006 to 12/31/2006                              $0.97121         $0.95153          187,117
--------------------------------------------------------------------------------------------------------
SP Technology Portfolio
    5/7/2001* to 12/31/2001                             $0.98559         $0.81297           21,518
    1/1/2002 to 12/31/2002                              $0.81297         $0.47030           59,013
    1/1/2003 to 12/31/2003                              $0.47030         $0.66039          117,059
    1/1/2004 to 12/31/2004                              $0.66039         $0.65130           72,322
    1/1/2005 to 4/29/2005                               $0.65130         $0.58180                0
--------------------------------------------------------------------------------------------------------
SP International Growth Portfolio
 (formerly, SP William Blair International Growth
 Portfolio)
    5/7/2001* to 12/31/2001                             $1.00272         $0.74788          262,777
    1/1/2002 to 12/31/2002                              $0.74788         $0.57108          538,886
    1/1/2003 to 12/31/2003                              $0.57108         $0.78612          544,674
    1/1/2004 to 12/31/2004                              $0.78612         $0.90356          736,708
    1/1/2005 to 12/31/2005                              $0.90356         $1.03720          614,638
    1/1/2006 to 12/31/2006                              $1.03720         $1.23826          656,240
--------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    3/20/2006* to 12/31/2006                            $9.99886        $10.68260            4,533
--------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                            $9.99886         $9.99933                0
    1/1/2006 to 12/31/2006                              $9.99933        $11.40838            5,147
--------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005* to 12/02/2005                           $10.09338        $11.73323                0
--------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                           $10.07970        $10.33229                0
    1/1/2006 to 12/31/2006                             $10.33229        $12.36530            4,468

------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                               $10.05481        $10.28681             588
    1/1/2006 to 12/31/2006                                 $10.28681        $11.89718             988
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    3/14/2005* to 12/02/2005                               $10.05009        $11.34495               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                               $10.04988        $10.42169          28,037
    1/1/2006 to 12/31/2006                                 $10.42169        $11.57321          28,298
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.06658        $10.35426             481
    1/1/2006 to 12/31/2006                                 $10.35426        $11.93304           2,765
------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 (formerly, AST American Century Strategic Balanced
 Portfolio)
    3/14/2005* to 12/31/2005                               $10.04202        $10.33700               0
    1/1/2006 to 12/31/2006                                 $10.33700        $11.18026           5,154
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.01933          13,783
    1/1/2006 to 12/31/2006                                 $10.01933        $11.04402         343,308
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.00933          20,783
    1/1/2006 to 12/31/2006                                 $10.00933        $11.22130         217,127
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                               $10.14710        $12.04155           6,238
    1/1/2006 to 12/31/2006                                 $12.04155        $16.23834          11,635
------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.02932           5,970
    1/1/2006 to 12/31/2006                                 $10.02932        $10.93553          70,754
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.08492        $10.73678             983
    1/1/2006 to 12/31/2006                                 $10.73678        $12.88954           5,482
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 (formerly, AST DeAM Small-Cap Growth Portfolio)
    3/14/2005* to 12/31/2005                               $10.01133        $10.33264              80
    1/1/2006 to 12/31/2006                                 $10.33264        $10.98080           2,329
------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.04570        $10.03757             713
    1/1/2006 to 12/31/2006                                 $10.03757        $11.87455             723
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99886        $10.98052           9,237
    1/1/2006 to 12/31/2006                                 $10.98052        $12.22751          11,361
------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99886        $10.50452           5,623
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99886        $10.60336           5,038
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 (formerly, AST Global Allocation Portfolio)
    3/14/2005* to 12/31/2005                               $10.01541        $10.64464               0
    1/1/2006 to 12/31/2006                                 $10.64464        $11.66754               0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.03302        $10.78065               0
    1/1/2006 to 12/31/2006                                 $10.78065        $11.69442             911
------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                                $9.97681         $9.87825           2,647
    1/1/2006 to 12/31/2006                                  $9.87825        $10.75063           8,222

----------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                        $9.99886        $10.60000          12,352
    1/1/2006 to 12/31/2006                         $10.60000        $11.11019           1,247
----------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    3/14/2005* to 12/31/2005                        $9.91389        $10.67460          12,347
    1/1/2006 to 12/31/2006                         $10.67460        $12.92733          16,547
----------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.07726        $10.57804           6,246
    1/1/2006 to 12/31/2006                         $10.57804        $12.35800           6,724
----------------------------------------------------------------------------------------------------
AST Lord Abbett Bond Debenture Portfolio
    3/14/2005* to 12/31/2005                        $9.99886         $9.96977          20,618
    1/1/2006 to 12/31/2006                          $9.96977        $10.79596          30,657
----------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.12625        $10.92526           5,021
    1/1/2006 to 12/31/2006                         $10.92526        $11.55444          11,788
----------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                        $9.96626        $10.49866             204
    1/1/2006 to 12/31/2006                         $10.49866        $12.87030             653
----------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.03693        $10.78089             900
    1/1/2006 to 12/31/2006                         $10.78089        $11.65979             863
----------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.06503        $10.37369             457
    1/1/2006 to 12/31/2006                         $10.37369        $11.68807           1,463
----------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.05576        $11.35869           9,503
    1/1/2006 to 12/31/2006                         $11.35869        $12.77698          19,818
----------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.02196        $10.90682           8,734
    1/1/2006 to 12/31/2006                         $10.90682        $11.91306          15,155
----------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                        $9.99886        $10.07733          11,704
    1/1/2006 to 12/31/2006                         $10.07733        $10.31847          17,380
----------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                        $9.99886        $10.03931          67,109
    1/1/2006 to 12/31/2006                         $10.03931        $10.68916          72,985
----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.04866        $10.66828             807
    1/1/2006 to 12/31/2006                         $10.66828        $12.63027           7,329
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                       $10.02867        $10.37610               0
    1/1/2006 to 12/31/2006                         $10.37610        $11.51159             823
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                        $9.94939         $9.46839           6,613
    1/1/2006 to 12/31/2006                          $9.46839         $9.92364           8,673
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                       $10.00286        $11.76236          16,662
    1/1/2006 to 12/31/2006                         $11.76236        $13.44068          44,090
----------------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                        $9.88103        $12.08600           9,637
    1/1/2006 to 12/31/2006                         $12.08600        $16.04073          18,967

-----------------------------------------------------------------------------------------------
                                                                                Number of
                                            Accumulation     Accumulation      Accumulation
                                            Unit Value at    Unit Value at Units Outstanding at
                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio -
 Service Shares
    5/7/2001* to 12/31/2001                   $0.99357         $0.78373          184,351
    1/1/2002 to 12/31/2002                    $0.78373         $0.56640          278,543
    1/1/2003 to 12/31/2003                    $0.56640         $0.73449          304,412
    1/1/2004 to 12/31/2004                    $0.73449         $0.75480          295,569
    1/1/2005 to 12/31/2005                    $0.75480         $0.77428          296,953
    1/1/2006 to 12/31/2006                    $0.77428         $0.84863          324,056

 * As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.


                 (Enhanced Death Benefit, Lifetime Five 2.25)


------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Jennison Portfolio
    3/14/2005* to 12/31/2005                         $10.06157        $11.76453                0
    1/1/2006 to 12/31/2006                           $11.76453        $11.71202                0
------------------------------------------------------------------------------------------------------
Prudential Equity Portfolio
    3/14/2005* to 12/31/2005                         $10.04794        $11.05333                0
    1/1/2006 to 12/31/2006                           $11.05333        $12.16962                0
------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    3/14/2005* to 12/31/2005                          $9.98612        $11.29015                0
    1/1/2006 to 12/31/2006                           $11.29015        $13.21211                0
------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    3/14/2005* to 12/31/2005                         $10.00004        $10.06787                0
    1/1/2006 to 12/31/2006                           $10.06787        $10.31466                0
------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    3/14/2005* to 12/31/2005                         $10.05609        $10.33742                0
    1/1/2006 to 12/31/2006                           $10.33742        $11.68222                0
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    3/14/2005* to 12/31/2005                         $10.03744        $11.21151                0
    1/1/2006 to 12/31/2006                           $11.21151        $13.15175                0
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.03184        $10.93736                0
    1/1/2006 to 12/31/2006                           $10.93736        $12.22411                0
------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    3/14/2005* to 4/29/2005                          $10.06879         $9.48254                0
------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    3/14/2005* to 12/31/2005                         $10.02513        $10.19391                0
    1/1/2006 to 12/31/2006                           $10.19391        $11.57046                0
------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                         $10.03012        $12.08212                0
    1/1/2006 to 12/31/2006                           $12.08212        $12.51556                0
------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.01709        $10.62927        3,048,659
    1/1/2006 to 12/31/2006                           $10.62927        $11.50730        3,014,811

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.00714        $10.45845        1,271,391
    1/1/2006 to 12/31/2006                             $10.45845        $11.11563        1,261,924
--------------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    3/14/2005* to 12/31/2005                           $10.02505        $10.58382                0
    1/1/2006 to 12/31/2006                             $10.58382        $11.90666                0
--------------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                           $10.05726        $10.46444                0
    1/1/2006 to 12/31/2006                             $10.46444        $11.72928                0
--------------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.02897        $10.79578        2,406,510
    1/1/2006 to 12/31/2006                             $10.79578        $11.91941        2,308,601
--------------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    3/14/2005* to 12/31/2005                           $10.07576        $10.43901                0
    1/1/2006 to 12/31/2006                             $10.43901        $12.09601                0
--------------------------------------------------------------------------------------------------------
SP International Value Portfolio
 (formerly, SP LSV International Value Portfolio)
    3/14/2005* to 12/31/2005                            $9.91215        $10.62225                0
    1/1/2006 to 12/31/2006                             $10.62225        $13.41201                0
--------------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    3/14/2005* to 4/29/2005                            $10.05597         $9.60285                0
--------------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.02825        $10.64972                0
    1/1/2006 to 12/31/2006                             $10.64972        $10.21357                0
--------------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    3/14/2005* to 12/31/2005                            $9.98891        $10.09534                0
    1/1/2006 to 12/31/2006                             $10.09534        $10.81267                0
--------------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    3/14/2005* to 12/31/2005                            $9.99817        $10.12642                0
    1/1/2006 to 12/31/2006                             $10.12642        $10.26839                0
--------------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.03577        $11.69877                0
    1/1/2006 to 12/31/2006                             $11.69877        $12.53876                0
--------------------------------------------------------------------------------------------------------
SP Small-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.03038        $10.47093                0
    1/1/2006 to 12/31/2006                             $10.47093        $11.50963                0
--------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.07359        $11.94115                0
    1/1/2006 to 12/31/2006                             $11.94115        $11.60179                0
--------------------------------------------------------------------------------------------------------
SP Technology Portfolio
    3/14/2005* to 4/29/2005                            $10.04311         $9.58927                0
--------------------------------------------------------------------------------------------------------
SP International Growth Portfolio
 (formerly, SP William Blair International Growth
 Portfolio)
    3/14/2005* to 12/31/2005                            $9.92633        $11.25119                0
    1/1/2006 to 12/31/2006                             $11.25119        $13.32046                0
--------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    3/20/2006* to 12/31/2006                            $9.99817        $10.61267          873,210
--------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                            $9.99817         $9.99292                0
    1/1/2006 to 12/31/2006                              $9.99292        $11.30662                0
--------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005* to 12/02/2005                           $10.09269        $11.66217                0

------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                               $10.07901        $10.26299                0
    1/1/2006 to 12/31/2006                                 $10.26299        $12.18054                0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                               $10.05412        $10.21788                0
    1/1/2006 to 12/31/2006                                 $10.21788        $11.71945                0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    3/14/2005* to 12/02/2005                               $10.04940        $11.27627                0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                               $10.04919        $10.35190                0
    1/1/2006 to 12/31/2006                                 $10.35190        $11.40033                0
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.06589        $10.28487                0
    1/1/2006 to 12/31/2006                                 $10.28487        $11.75492                0
------------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 (formerly, AST American Century Strategic Balanced
 Portfolio)
    3/14/2005* to 12/31/2005                               $10.04134        $10.26773                0
    1/1/2006 to 12/31/2006                                 $10.26773        $11.01325                0
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99817        $10.01287          198,800
    1/1/2006 to 12/31/2006                                 $10.01287        $10.94529        5,532,354
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99817        $10.00290          170,069
    1/1/2006 to 12/31/2006                                 $10.00290        $11.12115        6,561,306
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                               $10.14641        $11.96094                0
    1/1/2006 to 12/31/2006                                 $11.96094        $15.99622                0
------------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99817        $10.02288           98,314
    1/1/2006 to 12/31/2006                                 $10.02288        $10.83790        1,470,871
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.08423        $10.66473                0
    1/1/2006 to 12/31/2006                                 $10.66473        $12.69696                0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 (formerly, AST DeAM Small-Cap Growth Portfolio)
    3/14/2005* to 12/31/2005                               $10.01064        $10.26343                0
    1/1/2006 to 12/31/2006                                 $10.26343        $10.81666                0
------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.04501         $9.97024                0
    1/1/2006 to 12/31/2006                                  $9.97024        $11.69708                0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99817        $10.90713                0
    1/1/2006 to 12/31/2006                                 $10.90713        $12.04505                0
------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99817        $10.43578          731,245
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99817        $10.53407          617,809
------------------------------------------------------------------------------------------------------------
AST Global Allocation Portfolio
    3/14/2005* to 12/31/2005                               $10.01473        $10.57333                0
    1/1/2006 to 12/31/2006                                 $10.57333        $11.49327                0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.03233        $10.70854                0
    1/1/2006 to 12/31/2006                                 $10.70854        $11.51996                0

----------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                        $9.97612         $9.81200               0
    1/1/2006 to 12/31/2006                          $9.81200        $10.59002               0
----------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                        $9.99817        $10.52897               0
    1/1/2006 to 12/31/2006                         $10.52897        $10.94421               0
----------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    3/14/2005* to 12/31/2005                        $9.91320        $10.60308               0
    1/1/2006 to 12/31/2006                         $10.60308        $12.73435               0
----------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.07658        $10.50718               0
    1/1/2006 to 12/31/2006                         $10.50718        $12.17354               0
----------------------------------------------------------------------------------------------------
AST Lord Abbett Bond Debenture Portfolio
    3/14/2005* to 12/31/2005                        $9.99817         $9.90289               0
    1/1/2006 to 12/31/2006                          $9.90289        $10.63464               0
----------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.12556        $10.85196               0
    1/1/2006 to 12/31/2006                         $10.85196        $11.38185               0
----------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                        $9.96557        $10.42837               0
    1/1/2006 to 12/31/2006                         $10.42837        $12.67817               0
----------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.03624        $10.70871               0
    1/1/2006 to 12/31/2006                         $10.70871        $11.48567               0
----------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.06434        $10.30414               0
    1/1/2006 to 12/31/2006                         $10.30414        $11.51347               0
----------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                       $10.05507        $11.28269               0
    1/1/2006 to 12/31/2006                         $11.28269        $12.58620               0
----------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.02128        $10.83380               0
    1/1/2006 to 12/31/2006                         $10.83380        $11.73524               0
----------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                        $9.99817        $10.00975               0
    1/1/2006 to 12/31/2006                         $10.00975        $10.16415               0
----------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                        $9.99817        $10.03287           2,473
    1/1/2006 to 12/31/2006                         $10.03287        $10.59390         497,956
----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                       $10.04798        $10.59676               0
    1/1/2006 to 12/31/2006                         $10.59676        $12.44163               0
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                       $10.02799        $10.30670               0
    1/1/2006 to 12/31/2006                         $10.30670        $11.33991          13,042
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                        $9.94871         $9.40496               0
    1/1/2006 to 12/31/2006                          $9.40496         $9.77542               0
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                       $10.00217        $11.68361               0
    1/1/2006 to 12/31/2006                         $11.68361        $13.23998               0

-----------------------------------------------------------------------------------------------
                                                                                Number of
                                            Accumulation     Accumulation      Accumulation
                                            Unit Value at    Unit Value at Units Outstanding at
                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund
    3/14/2005* to 12/31/2005                   $9.88034        $12.00502            0
    1/1/2006 to 12/31/2006                    $12.00502        $15.80123            0
-----------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio -
 Service Shares
    3/14/2005* to 12/31/2005                  $10.04411        $10.34696            0
    1/1/2006 to 12/31/2006                    $10.34696        $11.24645            0

 * As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Within the Strategic Partners/SM/ family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

 Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected; and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.


 In addition to the chart, we set out below certain hypothetical illustrations that reflect the Contract Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

..   Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners FlexElite 2 (i.e., the version of the contract sold on or after May 1, 2003) and the Strategic Partners Annuity One 3 / Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.
..   Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the "liquidity" to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).

..   Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of Contract Value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.

..   Strategic Partners Annuity One 3 / Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

 STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

--------------------------------------------------------------------------------------------------
                                                                                     Strategic
                                                                                     Partners
                         Strategic            Strategic                               Annuity
                         Partners             Partners              Strategic      One 3/ Plus 3
                          Advisor          Flexelite 2/1/        Partners Select     Non Bonus
--------------------------------------------------------------------------------------------------
 Minimum Investment   $10,000          $10,000                  $10,000           $10,000
--------------------------------------------------------------------------------------------------
 Maximum Issue Age    85 Qualified &   85 Qualified &           80 Qualified & 85 85 Qualified &
                      Non-Qualified    Non-Qualified            Non-Qualified     Non-Qualified
--------------------------------------------------------------------------------------------------
 Withdrawal Charge    None             3 Years (7%, 7%,         7 Years (7%, 6%,  7 Years (7%, 6%,
  Schedule                             7%) Contract date        5%, 4%, 3%, 2%,   5%, 4%, 3%, 2%,
                                       based                    1%) Contract date 1%) Payment date
                                                                based             based
--------------------------------------------------------------------------------------------------
 Annual Charge-Free   Full liquidity   10% of gross             10% of gross      10% of gross
 Withdrawal/2/                         purchase                 purchase          purchase
                                       payments made as         payments per      payments made as
                                       of last contract         contract year,    of last contract
                                       anniversary per          cumulative up to  anniversary per
                                       contract year            7 years or 70% of contract year
                                                                gross purchase
                                                                payments
--------------------------------------------------------------------------------------------------
 Insurance and        1.40%            1.65%                    1.52%             1.40%
  Administration
  Charge
--------------------------------------------------------------------------------------------------
Contract Maintenance The lesser of     The lesser of            $30. Waived if    The lesser of
  Fee (assessed      $30 or 2% of      $50 or 2% of             Contract Value    $35 or 2% of
  annually)          your Contract     your Contract            is $50,000 or     your Contract
                     Value. Waived     Value. Waived            more              Value. Waived
                     if contract value if contract value                          if Contract
                     is $50,000 or     is $100,000 or                             Value is
                     more              more                                       $75,000 or more
--------------------------------------------------------------------------------------------------
 Contract Credit      No               Yes 1% credit            No                No
                                       option at end of
                                       3/rd/ and 6/th/ contract
                                       years. Election
                                       results in a new 3
                                       year withdrawal
                                       charge



-----------------------------------------------------------------------------------------------------------------------
                                    Strategic Partners Annuity One 3/Plus 3 Bonus
-----------------------------------------------------------------------------------------------------------------------
Minimum Investment                  $10,000
-----------------------------------------------------------------------------------------------------------------------
Maximum Issue Age                   85 Qualified & Non-Qualified
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Schedule          7 Years (8%, 8%, 8%, 8%, 7%, 6%, 5%) Payment date based
-----------------------------------------------------------------------------------------------------------------------
Annual Charge-Free Withdrawal/ 2/   10% of gross purchase payments made as of last contract anniversary per contract year
-----------------------------------------------------------------------------------------------------------------------
Insurance and Administration Charge 1.50%
-----------------------------------------------------------------------------------------------------------------------
Contract Maintenance Fee (assessed  The lesser of $35 or 2% of your contract value. Waived if Contract Value is $75,000
annually)                           or more
-----------------------------------------------------------------------------------------------------------------------
Contract Credit                     Yes
                                    3% - all amounts ages
                                    81 - 85
                                    4% - under $250,000
                                    5% - $250,000- $999,99
                                    6% - $1,000,000+



 1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval. In one state, Pruco Life continues to sell a prior version of the contract. Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%. The prior version also differs in certain other respects (e.g., availability of optional benefits). The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.
 2 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.

------------------------------------------------------------------------------------------------
                                                                                  Strategic
                                                                                  Partners
                             Strategic        Strategic                            Annuity
                             Partners          Partners         Strategic       One 3/ Plus 3
                              Advisor       Flexelite 2/ 1/  Partners Select      Non Bonus
------------------------------------------------------------------------------------------------
Fixed Rate Account       No                Yes               Yes              Yes
                                           1-Year            1-Year           1-Year
------------------------------------------------------------------------------------------------
Market Value             No                Yes               Yes              Yes
 Adjustment Account                        1-10 Years        7-Year           1-10 Years
 (MVA)
------------------------------------------------------------------------------------------------
Enhanced Dollar Cost     No                Yes               No               Yes
 Averaging (DCA)
------------------------------------------------------------------------------------------------
Variable Investment      as indicated in   as indicated in   as indicted in   as indicated in
 Options Available       prospectus        prospectus        prospectus       prospectus
------------------------------------------------------------------------------------------------
Evergreen Funds          N/A               N/A               N/A              6-available in
                                                                              Strategic Partners
                                                                              Plus 3 only
------------------------------------------------------------------------------------------------
Base Death Benefit:      The greater of:   The greater of:   Combo: Step/Roll The greater of:
                         purchase          purchase          Withdrawals will purchase
                         payment (s) minus payment (s) minus proportionately  payment (s) minus
                         proportionate     proportionate     affect the Death proportionate
                         withdrawal (s) or withdrawal (s) or Benefit          withdrawal (s) or
                         Contract Value    Contract Value                     Contract Value
------------------------------------------------------------------------------------------------
Optional Death Benefit   Combo: Step/Roll  Step-Up Roll-Up   N/A              Step-Up Roll-Up
 (for an additional                        Combo: Step/Roll                   Combo: Step/Roll
 cost), /4,5/                              Highest Daily                      Highest Daily
                                           Value (HDV)                        Value (HDV)
                                           Earnings                           Earnings
                                           Appreciator                        Appreciator
                                           Benefit (EAB)                      Benefit (EAB)
------------------------------------------------------------------------------------------------
Living Benefits (for an  Lifetime Five     Lifetime Five     N/A              Lifetime Five
 additional cost), /5,6/                   Spousal Lifetime                   Spousal Lifetime
                                           Five HD Lifetime                   Five HD Lifetime
                                           Five Guaranteed                    Five Guaranteed
                                           Minimum Income                     Minimum Income
                                           Benefit (GMIB)                     Benefit (GMIB)
                                           Income                             Income
                                           Appreciator                        Appreciator
                                           Benefit (IAB)                      Benefit (IAB)



----------------------------------------------------------------------------------------------------------------------
                                                       Strategic Partners Annuity One 3/Plus 3 Bonus
----------------------------------------------------------------------------------------------------------------------
Fixed Rate Account                                     Yes/ 3/
                                                       1-Year
----------------------------------------------------------------------------------------------------------------------
Market Value Adjustment Account (MVA)                  Yes
                                                       1-10 Years
----------------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost Averaging (DCA)                   Yes
----------------------------------------------------------------------------------------------------------------------
Variable Investment Options Available                  as indicated in prospectus
----------------------------------------------------------------------------------------------------------------------
Evergreen Funds                                        6-available in Strategic Partners Plus 3 only
----------------------------------------------------------------------------------------------------------------------
Base Death Benefit:                                    The greater of: purchase payment (s) minus proportionate
                                                       withdrawal (s) or Contract Value
----------------------------------------------------------------------------------------------------------------------
Optional Death Benefit (for an additional cost), /4,5/ Step-Up Roll-Up Combo: Step/Roll Highest Daily Value (HDV)
                                                       Earnings Appreciator Benefit (EAB)
----------------------------------------------------------------------------------------------------------------------
Living Benefits (for an additional cost), /5,6/        Lifetime Five Spousal Lifetime Five Highest Daily Lifetime Five
                                                       Guaranteed Minimum Income Benefit (GMIB) Income Appreciator
                                                       Benefit (IAB)

 3 We may offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.
 4 For more information on these benefits, refer to Section 4, "What Is The Death Benefit?" in the prospectus.
 5  Not all optional benefits may be available in all states.
 6 For more information on these benefits, refer to Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"; Section 5, "What Is The Lifetime Five/SM/ Income Benefit?"; and Section 6, "What Is The Income Appreciator Benefit?" in the prospectus.


 HYPOTHETICAL ILLUSTRATION

 The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

..   An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

..   No subsequent deposits or withdrawals are made from the contract.

..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios and the charges that are deducted from the contract at the Separate Account level as follows:


..   0.97% average of all fund expenses (as of December 31, 2006) are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table. Please note that because the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservation Asset Allocation Portfolio, and the SP Growth Asset Allocation Portfolio generally were closed to investors in 2005, the fees for such portfolios are not reflected in the above-mentioned average.


..   The Separate Account level charges include the Insurance Charge and
    Administration Charge (as applicable).

 The Contract Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under an contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

 0% GROSS RETURN

                                                             STRATEGIC PARTNERS STRATEGIC PARTNERS
    STRATEGIC PARTNERS STRATEGIC PARTNERS STRATEGIC PARTNERS   ANNUITY ONE 3/     ANNUITY ONE 3/
         ADVISOR             SELECT          FLEXELITE 2      PLUS 3 NON BONUS     PLUS 3 BONUS
    ------------------ ------------------ ------------------ ------------------ ------------------
    CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER
     VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE
    -------- --------- -------- --------- -------- --------- -------- --------- -------- ---------
 1  $97,659   $97,659  $97,544   $91,415  $97,419   $91,299  $97,659   $91,522  $101,465  $94,148
 2  $95,366   $95,366  $95,141   $90,032  $94,850   $88,910  $95,366   $90,244  $ 98,986  $91,866
 3  $93,128   $93,128  $92,798   $88,658  $92,347   $86,582  $93,128   $88,971  $ 96,567  $89,641
 4  $90,941   $90,941  $90,512   $87,292  $89,908   $89,908  $90,941   $87,703  $ 94,207  $87,470
 5  $88,807   $88,807  $88,283   $85,934  $87,533   $87,533  $88,807   $86,442  $ 91,905  $86,171
 6  $86,722   $86,722  $86,109   $84,586  $85,219   $85,219  $86,722   $85,187  $ 89,659  $84,879
 7  $84,686   $84,686  $83,988   $83,248  $82,965   $82,965  $84,686   $83,939  $ 87,468  $83,594
 8  $82,698   $82,698  $81,919   $81,919  $80,770   $80,770  $82,698   $82,698  $ 85,331  $85,331
 9  $80,757   $80,757  $79,902   $79,902  $78,631   $78,631  $80,757   $80,757  $ 83,245  $83,245
 10 $78,861   $78,861  $77,934   $77,934  $76,547   $76,547  $78,861   $78,861  $ 81,211  $81,211
 11 $77,010   $77,010  $76,014   $76,014  $74,518   $74,518  $77,010   $77,010  $ 79,226  $79,226
 12 $75,202   $75,202  $74,142   $74,142  $72,541   $72,541  $75,202   $75,202  $ 77,290  $77,290
 13 $73,436   $73,436  $72,282   $72,282  $70,615   $70,615  $73,436   $73,436  $ 75,402  $75,402
 14 $71,712   $71,712  $70,468   $70,468  $68,739   $68,739  $71,678   $71,678  $ 73,559  $73,559
 15 $70,029   $70,029  $68,698   $68,698  $66,912   $66,912  $69,961   $69,961  $ 71,727  $71,727
 16 $68,385   $68,385  $66,972   $66,972  $65,131   $65,131  $68,285   $68,285  $ 69,940  $69,940
 17 $66,780   $66,780  $65,288   $65,288  $63,397   $63,397  $66,648   $66,648  $ 68,197  $68,197
 18 $65,212   $65,212  $63,646   $63,646  $61,708   $61,708  $65,049   $65,049  $ 66,496  $66,496
 19 $63,681   $63,681  $62,044   $62,044  $60,062   $60,062  $63,488   $63,488  $ 64,837  $64,837
 20 $62,186   $62,186  $60,482   $60,482  $58,460   $58,460  $61,963   $61,963  $ 63,219  $63,219
 21 $60,726   $60,726  $58,958   $58,958  $56,898   $56,898  $60,474   $60,474  $ 61,640  $61,640
 22 $59,301   $59,301  $57,472   $57,472  $55,377   $55,377  $59,021   $59,021  $ 60,099  $60,099
 23 $57,909   $57,909  $56,022   $56,022  $53,895   $53,895  $57,601   $57,601  $ 58,596  $58,596
 24 $56,549   $56,549  $54,608   $54,608  $52,452   $52,452  $56,215   $56,215  $ 57,130  $57,130
 25 $55,222   $55,222  $53,229   $53,229  $51,046   $51,046  $54,861   $54,861  $ 55,700  $55,700
--------------------------------------------------------------------------------------------------

 Assumptions:

 1. $100,000 initial investment.

 2. Fund Expenses = 0.97%.

 3. No optional death benefit(s) and/or optional living benefit(s) were elected.

 4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.

 5. These reductions result in hypothetical net rates of return as follows:
    Strategic Partners Advisor -2.33%; Strategic Partners Select -2.44%; Strategic Partners FlexElite 2 -2.60%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.33%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.42%.

 6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

 6% GROSS RETURN

                                                             STRATEGIC PARTNERS STRATEGIC PARTNERS
    STRATEGIC PARTNERS STRATEGIC PARTNERS STRATEGIC PARTNERS   ANNUITY ONE 3/     ANNUITY ONE 3/
         ADVISOR             SELECT          FLEXELITE 2      PLUS 3 NON BONUS     PLUS 3 BONUS
    ------------------ ------------------ ------------------ ------------------ ------------------
    CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER
     VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE
    -------- --------- -------- --------- -------- --------- -------- --------- -------- ---------
 1  $103,502 $103,502  $103,380 $ 96,844  $103,248 $ 96,721  $103,502 $ 96,957  $107,536 $ 99,734
 2  $107,136 $107,136  $106,884 $101,071  $106,611 $ 99,849  $107,136 $101,309  $111,203 $103,107
 3  $110,899 $110,899  $110,506 $105,481  $110,083 $103,078  $110,899 $105,854  $114,994 $106,596
 4  $114,793 $114,793  $114,252 $110,082  $113,669 $113,669  $114,793 $110,602  $118,915 $110,203
 5  $118,824 $118,824  $118,124 $114,881  $117,371 $117,371  $118,824 $115,560  $122,970 $115,063
 6  $122,997 $122,997  $122,127 $119,885  $121,194 $121,194  $122,997 $120,737  $127,163 $120,134
 7  $127,316 $127,316  $126,267 $125,104  $125,141 $125,141  $127,316 $126,143  $131,499 $125,424
 8  $131,787 $131,787  $130,546 $130,546  $129,217 $129,217  $131,787 $131,787  $135,982 $135,982
 9  $136,415 $136,415  $134,971 $134,971  $133,426 $133,426  $136,415 $136,415  $140,619 $140,619
 10 $141,205 $141,205  $139,545 $139,545  $137,771 $137,771  $141,205 $141,205  $145,413 $145,413
 11 $146,164 $146,164  $144,275 $144,275  $142,259 $142,259  $146,164 $146,164  $150,371 $150,371
 12 $151,297 $151,297  $149,165 $149,165  $146,892 $146,892  $151,297 $151,297  $155,499 $155,499
 13 $156,610 $156,610  $154,220 $154,220  $151,676 $151,676  $156,610 $156,610  $160,800 $160,800
 14 $162,109 $162,109  $159,447 $159,447  $156,616 $156,616  $162,109 $162,109  $166,283 $166,283
 15 $167,802 $167,802  $164,851 $164,851  $161,717 $161,717  $167,802 $167,802  $171,953 $171,953
 16 $173,694 $173,694  $170,439 $170,439  $166,985 $166,985  $173,694 $173,694  $177,816 $177,816
 17 $179,794 $179,794  $176,215 $176,215  $172,423 $172,423  $179,794 $179,794  $183,879 $183,879
 18 $186,108 $186,108  $182,188 $182,188  $178,039 $178,039  $186,108 $186,108  $190,148 $190,148
 19 $192,643 $192,643  $188,363 $188,363  $183,838 $183,838  $192,643 $192,643  $196,632 $196,632
 20 $199,408 $199,408  $194,747 $194,747  $189,826 $189,826  $199,408 $199,408  $203,336 $203,336
 21 $206,411 $206,411  $201,347 $201,347  $196,009 $196,009  $206,411 $206,411  $210,269 $210,269
 22 $213,659 $213,659  $208,172 $208,172  $202,393 $202,393  $213,659 $213,659  $217,439 $217,439
 23 $221,162 $221,162  $215,227 $215,227  $208,985 $208,985  $221,162 $221,162  $224,853 $224,853
 24 $228,928 $228,928  $222,522 $222,522  $215,791 $215,791  $228,928 $228,928  $232,519 $232,519
 25 $236,967 $236,967  $230,064 $230,064  $222,820 $222,820  $236,967 $236,967  $240,447 $240,447
--------------------------------------------------------------------------------------------------

 Assumptions:

 1. $100,000 initial investment.


 2. Fund Expenses = 0.97%.


 3. No optional death benefit(s) and/or optional living benefit(s) were elected.

 4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.


 5. These reductions result in hypothetical net rates of return as follows:
    Strategic Partners Advisor 3.53%; Strategic Partners Select 3.41%; Strategic Partners FlexElite 2 3.24%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.53%; Strategic Partners Annuity One 3/Plus Bonus 3.43%.


 6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

            PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD01008 (05/2007).


                      ------------------------
                               (print your name)

                      ------------------------
                                   (address)

                      ------------------------
                             (city/state/zip code)

                               MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960

                            Philadelphia, PA 19176

 LOGO
The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

ORD01008
                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1793

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2007

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Strategic Partners(SM) Advisor annuity contract (the "Contract") is an individual variable annuity contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

This statement of additional information is not a prospectus and should be read in conjunction with the Strategic Partners Advisor prospectus, dated May 1, 2007. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

                                                             PAGE
                                                             ----
               COMPANY......................................   2

               EXPERTS......................................   2

               PRINCIPAL UNDERWRITER........................   2

               PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS   2

               ALLOCATION OF INITIAL PURCHASE PAYMENT.......   3

               DETERMINATION OF ACCUMULATION UNIT VALUES....   3

               FEDERAL TAX STATUS...........................  17

               FINANCIAL STATEMENTS.........................  17

               SEPARATE ACCOUNT FINANCIAL INFORMATION.......  A1

               COMPANY FINANCIAL INFORMATION................  B1

        PRUCO LIFE INSURANCE COMPANY   PRUDENTIAL ANNUITY SERVICE CENTER
           213 WASHINGTON STREET                P.O. BOX 7960
           NEWARK, NJ 07102-2992       PHILADELPHIA, PENNSYLVANIA 19176
                                          TELEPHONE: (888) PRU-2888

STRATEGIC PARTNERS(SM) is a service mark of The Prudential Insurance Company of America.

ORD01008B Ed. 05/01/2007

COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded on October 13, 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

EXPERTS


The consolidated financial statements of Pruco Life and subsidiaries as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2006 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.


PRINCIPAL UNDERWRITER

Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

During 2006, 2005 and 2004, $ -0-, $ -0-, $1,685,987 (includes amount paid for
Discovery Choice variable annuity), and $215,289, respectively, was paid to PIMS for its services as principal underwriter. During 2006, 2005 and 2004, PIMS retained none of those commissions.

As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the Contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each contract's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:

.. Percentage Payments based upon "Assets under Management" or "AUM":This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker-dealers).

.. Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm (or its affiliated broker-dealers).

.. Fixed Payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker-dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.



The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2006) received payment with respect to annuity business during 2006 (or as to which a payment amount was accrued during 2006). The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2006, the least amount paid, and greatest amount paid, were $4.30 and $1,041,631.80, respectively.


Name of Firm:


Advantage Capital Corporation
AIG Financial Advisors, Inc.
Citigroup Global Markets, Inc.
Financial Network Investment Corp.
FSC Securities Corp.
ING Financial Partners
Merrill Lynch
Morgan Stanley
Multi-Financial Securities Corporation
Primevest
Raymond James & Associates
Raymond James Financial Services
Royal Alliance
Sentra Securities Corporation
Sunamerica Securities, Inc.
UBS Financial Services
Wachovia

                    ALLOCATION OF INITIAL PURCHASE PAYMENT

As discussed in the prospectus, we generally will credit the initial purchase payment to your Contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the currentbusiness day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With the Strategic Partners Advisor Contract?"and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund. (the "Series Fund") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.


As we have indicated in the prospectus, Strategic Partners Advisor is a contract that allows you to select or decline benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In the prospectus, we depict the unit value corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2006. Here, we set out unit values corresponding to the remaining unit values.

                         ENHANCED DEATH BENEFIT (1.65)

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------
 Jennison Portfolio
    5/7/2001* to 12/31/2001        $0.99429      $0.86842        2,179,345
    1/1/2002 to 12/31/2002         $0.86842      $0.58985        3,465,061
    1/1/2003 to 12/31/2003         $0.58985      $0.75580        3,616,762
    1/1/2004 to 12/31/2004         $0.75580      $0.81522        3,901,335
    1/1/2005 to 12/31/2005         $0.81522      $0.91880        3,948,610
    1/1/2006 to 12/31/2006         $0.91880      $0.92003        3,677,594

 Prudential Equity Portfolio
    2/4/2002* to 12/31/2002        $0.97748      $0.77984          293,819
    1/1/2003 to 12/31/2003         $0.77984      $1.01001          533,727
    1/1/2004 to 12/31/2004         $1.01001      $1.09231          670,790
    1/1/2005 to 12/31/2005         $1.09231      $1.19784        1,090,541
    1/1/2006 to 12/31/2006         $1.19784      $1.32662          960,423

 Prudential Global Portfolio
    5/7/2001* to 12/31/2001        $0.99996       0.83860          135,596
    1/1/2002 to 12/31/2002          0.83860      $0.61757          429,338
    1/1/2003 to 12/31/2003         $0.61757      $0.81447          415,841
    1/1/2004 to 12/31/2004         $0.81447      $0.87812          521,202
    1/1/2005 to 12/31/2005         $0.87812      $1.00264          507,867
    1/1/2006 to 12/31/2006         $1.00264      $1.18021          570,219

 Prudential Money Market
   Portfolio
    5/7/2001* to 12/31/2001        $1.00008      $1.01101        1,404,450
    1/1/2002 to 12/31/2002         $1.01101      $1.00991        7,603,434
    1/1/2003 to 12/31/2003         $1.00991      $1.00201        1,429,760
    1/1/2004 to 12/31/2004         $1.00201      $0.99592        1,154,148
    1/1/2005 to 12/31/2005         $0.99592      $1.00815        1,131,715
    1/1/2006 to 12/31/2006         $1.00815      $1.03850        1,510,053

 Prudential Stock Index
   Portfolio
    5/7/2001* to 12/31/2001        $0.99725      $0.90345        1,109,143
    1/1/2002 to 12/31/2002         $0.90345       0.69160        2,264,058
    1/1/2003 to 12/31/2003          0.69160      $0.87215        2,530,629

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------
   1/1/2004 to 12/31/2004          $0.87215      $0.94766        2,935,959
   1/1/2005 to 12/31/2005          $0.94766      $0.97456        2,775,975
   1/1/2006 to 12/31/2006          $0.97456      $1.10775        2,529,630

Prudential Value Portfolio
   2/4/2002* to 12/31/2002         $0.97744      $0.79168          393,273
   1/1/2003 to 12/31/2003          $0.79168      $0.99748          669,341
   1/1/2004 to 12/31/2004          $0.99748      $1.14140        1,162,506
   1/1/2005 to 12/31/2005          $1.14140      $1.31000        1,625,696
   1/1/2006 to 12/31/2006          $1.31000      $1.54571        1,663,028

SP Aggressive Growth Asset
  Allocation Portfolio
   5/7/2001* to 12/31/2001         $0.99880      $0.86959          144,636
   1/1/2002 to 12/31/2002          $0.86959      $0.66583          707,015
   1/1/2003 to 12/31/2003          $0.66583      $0.86970          912,972
   1/1/2004 to 12/31/2004          $0.86970      $0.98190        1,111,248
   1/1/2005 to 12/31/2005          $0.98190      $1.06727        1,293,188
   1/1/2006 to 12/31/2006          $1.06727      $1.19981        1,199,538

SP AIM Aggressive Growth
  Portfolio
   5/7/2001* to 12/31/2001         $0.99723      $0.87360          221,050
   1/1/2002 to 12/31/2002          $0.87360      $0.67933          348,506
   1/1/2003 to 12/31/2003          $0.67933      $0.84547          251,725
   1/1/2004 to 12/31/2004          $0.84547      $0.93036          335,357
   1/1/2005 to 4/29/2005           $0.93036      $0.85837                0

SP AIM Core Equity Portfolio
   5/7/2001* to 12/31/2001         $0.99083      $0.83966          236,117
   1/1/2002 to 12/31/2002          $0.83966      $0.70041          649,479
   1/1/2003 to 12/31/2003          $0.70041      $0.85233          549,665
   1/1/2004 to 12/31/2004          $0.85233      $0.91212          482,821
   1/1/2005 to 12/31/2005          $0.91212      $0.93893          481,151
   1/1/2006 to 12/31/2006          $0.93893      $1.07203          400,685

SP T. Rowe Price Large-Cap
  Growth Portfolio
   5/7/2001* to 12/31/2001         $0.99508      $0.88091          373,265
   1/1/2002 to 12/31/2002          $0.88091      $0.59628          766,805
   1/1/2003 to 12/31/2003          $0.59628      $0.72653          933,548
   1/1/2004 to 12/31/2004          $0.72653      $0.75829          993,621
   1/1/2005 to 12/31/2005          $0.75829      $0.86903        1,013,918
   1/1/2006 to 12/31/2006          $0.86903      $0.90558        1,046,075

SP Balanced Asset Allocation
  Portfolio
   5/7/2001* to 12/31/2001         $0.99891      $0.94799        2,645,800
   1/1/2002 to 12/31/2002          $0.94799      $0.82361        4,281,183
   1/1/2003 to 12/31/2003          $0.82361      $0.99552        6,114,851
   1/1/2004 to 12/31/2004          $0.99552      $1.08795        8,677,154

                                   ACCUMULATION                    NUMBER OF
                                   UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                      PERIOD     END OF PERIOD     OF PERIOD
                                   ------------- ------------- ------------------
   1/1/2005 to 12/31/2005            $1.08795      $1.15165        9,032,268
   1/1/2006 to 12/31/2006            $1.15165      $1.25416        7,813,921

SP Conservative Asset
  Allocation Portfolio
   5/7/2001* to 12/31/2001           $0.99796      $0.98298        1,814,270
   1/1/2002 to 12/31/2002            $0.98298      $0.91013        4,480,050
   1/1/2003 to 12/31/2003            $0.91013      $1.04299        5,248,594
   1/1/2004 to 12/31/2004            $1.04299      $1.11728        6,023,154
   1/1/2005 to 12/31/2005            $1.11728      $1.16409        5,541,017
   1/1/2006 to 12/31/2006            $1.16409      $1.24461        5,206,702

SP Davis Value Portfolio
   5/7/2001* to 12/31/2001           $0.99791      $0.91877        2,550,809
   1/1/2002 to 12/31/2002            $0.91877      $0.76193        3,654,635
   1/1/2003 to 12/31/2003            $0.76193      $0.97001        4,045,451
   1/1/2004 to 12/31/2004            $0.97001      $1.07378        4,304,618
   1/1/2005 to 12/31/2005            $1.07378      $1.15693        4,363,946
   1/1/2006 to 12/31/2006            $1.15693      $1.30924        4,011,353

SP Small-Cap Value Portfolio
   5/7/2001* to 12/31/2001           $1.00084      $1.00124        1,377,521
   1/1/2002 to 12/31/2002            $1.00124      $0.84333        2,212,771
   1/1/2003 to 12/31/2003            $0.84333      $1.10432        2,429,064
   1/1/2004 to 12/31/2004            $1.10432      $1.31115        2,646,810
   1/1/2005 to 12/31/2005            $1.31115      $1.34936        2,639,798
   1/1/2006 to 12/31/2006            $1.34936      $1.52134        2,243,682

SP Growth Asset Allocation
  Portfolio
   5/7/2001* to 12/31/2001           $0.99886      $0.90824        2,307,222
   1/1/2002 to 12/31/2002            $0.90824      $0.73921        3,181,498
   1/1/2003 to 12/31/2003            $0.73921      $0.93282        4,814,373
   1/1/2004 to 12/31/2004            $0.93282      $1.03748        6,460,191
   1/1/2005 to 12/31/2005            $1.03748      $1.11489        7,140,724
   1/1/2006 to 12/31/2006            $1.11489      $1.23821        6,589,480

SP Large Cap Value Portfolio
   5/7/2001* to 12/31/2001           $0.99701      $0.92241          582,083
   1/1/2002 to 12/31/2002            $0.92241      $0.75888        1,126,426
   1/1/2003 to 12/31/2003            $0.75888      $0.94638        1,113,784
   1/1/2004 to 12/31/2004            $0.94638      $1.09631        1,344,407
   1/1/2005 to 12/31/2005            $1.09631      $1.15025        1,532,387
   1/1/2006 to 12/31/2006            $1.15025      $1.34067        1,326,006

SP International Value Portfolio
  (formerly, SP LSV
  International Value Portfolio)
   5/7/2001* to 12/31/2001           $1.00227      $0.84603          277,247
   1/1/2002 to 12/31/2002            $0.84603      $0.68934          678,767
   1/1/2003 to 12/31/2003            $0.68934      $0.86374          814,596

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------
   1/1/2004 to 12/31/2004          $0.86374      $0.98405          890,207
   1/1/2005 to 12/31/2005          $0.98405      $1.10133        1,019,500
   1/1/2006 to 12/31/2006          $1.10133      $1.39874          982,970

SP MFS Capital Opportunities
  Portfolio
   5/7/2001* to 12/31/2001         $0.99529      $0.80924          108,344
   1/1/2002 to 12/31/2002          $0.80924      $0.56772          486,801
   1/1/2003 to 12/31/2003          $0.56772      $0.70827          508,773
   1/1/2004 to 12/31/2004          $0.70827      $0.78313          518,662
   1/1/2005 to 4/29/2005           $0.78313      $0.73129                0

SP Mid Cap Growth Portfolio
   5/7/2001* to 12/31/2001         $0.99348      $0.81412        1,058,251
   1/1/2002 to 12/31/2002          $0.81412      $0.42993        1,412,301
   1/1/2003 to 12/31/2003          $0.42993      $0.59257        1,745,859
   1/1/2004 to 12/31/2004          $0.59257      $0.69683        2,092,205
   1/1/2005 to 12/31/2005          $0.69683      $0.72152        2,434,924
   1/1/2006 to 12/31/2006          $0.72152      $0.69607        2,140,520

SP PIMCO High Yield Portfolio
   5/7/2001* to 12/31/2001         $0.99996      $1.01231          478,598
   1/1/2002 to 12/31/2002          $1.01231      $0.99726        1,195,901
   1/1/2003 to 12/31/2003          $0.99726      $1.20090        1,279,342
   1/1/2004 to 12/31/2004          $1.20090      $1.29163        1,761,104
   1/1/2005 to 12/31/2005          $1.29163      $1.32185        1,773,874
   1/1/2006 to 12/31/2006          $1.32185      $1.42427        1,590,169

SP PIMCO Total Return Portfolio
   5/7/2001* to 12/31/2001         $0.99996      $1.03942        3,666,015
   1/1/2002 to 12/31/2002          $1.03942      $1.11848        8,611,466
   1/1/2003 to 12/31/2003          $1.11848      $1.16478        8,332,029
   1/1/2004 to 12/31/2004          $1.16478      $1.20647        8,089,263
   1/1/2005 to 12/31/2005          $1.20647      $1.21553        7,928,759
   1/1/2006 to 12/31/2006          $1.21553      $1.23991        7,361,067

SP Prudential U.S. Emerging
  Growth Portfolio
   5/7/2001* to 12/31/2001         $0.99483      $0.87279          297,994
   1/1/2002 to 12/31/2002          $0.87279      $0.58312          918,156
   1/1/2003 to 12/31/2003          $0.58312      $0.81508        1,181,573
   1/1/2004 to 12/31/2004          $0.81508      $0.97333        1,284,741
   1/1/2005 to 12/31/2005          $0.97333      $1.12781        1,466,971
   1/1/2006 to 12/31/2006          $1.12781      $1.21592        1,250,576

SP Small-Cap Growth Portfolio
   5/7/2001* to 12/31/2001         $0.99726      $0.92532           98,281
   1/1/2002 to 12/31/2002          $0.92532       0.63480          492,054
   1/1/2003 to 12/31/2003           0.63480      $0.84132          496,714

                                  ACCUMULATION                    NUMBER OF
                                  UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                     PERIOD     END OF PERIOD     OF PERIOD
                                  ------------- ------------- ------------------
   1/1/2004 to 12/31/2004           $ 0.84132     $ 0.81999        704,195
   1/1/2005 to 12/31/2005           $ 0.81999     $ 0.82667        646,168
   1/1/2006 to 12/31/2006           $ 0.82667     $ 0.91403        618,155

SP Strategic Partners Focused
  Growth Portfolio
   5/7/2001* to 12/31/2001          $ 0.99481     $ 0.85576        124,371
   1/1/2002 to 12/31/2002           $ 0.85576       0.62920        331,643
   1/1/2003 to 12/31/2003             0.62920     $ 0.77911        387,083
   1/1/2004 to 12/31/2004           $ 0.77911     $ 0.84757        493,200
   1/1/2005 to 12/31/2005           $ 0.84757     $ 0.96012        507,447
   1/1/2006 to 12/31/2006           $ 0.96012     $ 0.93836        452,678

SP Technology Portfolio
   5/7/2001* to 12/31/2001          $ 0.98559     $ 0.81164         40,052
   1/1/2002 to 12/31/2002           $ 0.81164     $ 0.46843         73,420
   1/1/2003 to 12/31/2003           $ 0.46843       0.65610        125,195
   1/1/2004 to 12/31/2004           $ 0.65610     $ 0.64555        132,836
   1/1/2005 to 4/29/2005            $ 0.64555     $ 0.57617              0

SP International Growth
  Portfolio
  (formerly, SP William Blair
  International Growth
  Portfolio)
   5/7/2001* to 12/31/2001          $ 1.00272     $ 0.74666        332,766
   1/1/2002 to 12/31/2002           $ 0.74666       0.56880        533,518
   1/1/2003 to 12/31/2003             0.56880     $ 0.78103        627,490
   1/1/2004 to 12/31/2004           $ 0.78103     $ 0.89547        810,582
   1/1/2005 to 12/31/2005           $ 0.89547     $ 1.02528        846,000
   1/1/2006 to 12/31/2006           $ 1.02528     $ 1.22101        793,352

AST Aggressive Asset Allocation
  Portfolio
   12/5/2005* to 12/31/2005         $ 9.99865     $ 9.99741              0
   1/1/2006 to 12/31/2006           $ 9.99741     $11.37817         11,435

AST Alger All-Cap Growth
  Portfolio
   3/14/2005* to 12/02/2005         $10.09317     $11.71227              0

AST AllianceBernstein Core
  Value Portfolio
   3/14/2005* to 12/31/2005         $10.07950     $10.31179              0
   1/1/2006 to 12/31/2006           $10.31179     $12.31054            833

AST AllianceBernstein Growth &
  Income Portfolio
   3/14/2005* to 12/31/2005         $10.05461     $10.26647              0
   1/1/2006 to 12/31/2006           $10.26647     $11.84457              0

AST AllianceBernstein Growth +
  Value Portfolio
   3/14/2005* to 12/02/2005         $10.04988     $11.32469              0

                                  ACCUMULATION                    NUMBER OF
                                  UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                     PERIOD     END OF PERIOD     OF PERIOD
                                  ------------- ------------- ------------------
AST AllianceBernstein Managed
  Index 500 Portfolio
   3/14/2005* to 12/31/2005         $10.04968     $10.40108              0
   1/1/2006 to 12/31/2006           $10.40108     $11.52194            520

AST American Century Income &
  Growth Portfolio
   3/14/2005* to 12/31/2005         $10.06637     $10.33364          2,155
   1/1/2006 to 12/31/2006           $10.33364     $11.88015          7,389

AST American Century Strategic
  Allocation Portfolio
  (formerly, AST American
  Century Strategic Balanced
  Portfolio)
   3/14/2005* to 12/31/2005         $10.04182     $10.31658          2,173
   1/1/2006 to 12/31/2006           $10.31658     $11.13077            763

AST Balanced Asset Allocation
  Portfolio
   12/5/2005* to 12/31/2005         $ 9.99865     $10.01742              1
   1/1/2006 to 12/31/2006           $10.01742     $11.01471        122,935

AST Capital Growth Asset
  Allocation Portfolio
   12/5/2005* to 12/31/2005         $ 9.99865     $10.00743              0
   1/1/2006 to 12/31/2006           $10.00743     $11.19158        193,006

AST Cohen & Steers Realty
  Portfolio
   3/14/2005* to 12/31/2005         $10.14689     $12.01771          8,460
   1/1/2006 to 12/31/2006           $12.01771     $16.16654         14,925

AST Conservative Asset
  Allocation Portfolio
   12/5/2005* to 12/31/2005         $ 9.99865     $10.02740          3,648
   1/1/2006 to 12/31/2006           $10.02740     $10.90666         63,582

AST DeAM Large-Cap Value
  Portfolio
   3/14/2005* to 12/31/2005         $10.08471     $10.71543         10,938
   1/1/2006 to 12/31/2006           $10.71543     $12.83243         12,543

AST DeAM Small-Cap Growth
  Portfolio
   3/14/2005* to 12/31/2005         $10.01112     $10.31218          1,721
   1/1/2006 to 12/31/2006           $10.31218     $10.93206            845

AST DeAM Small-Cap Value
  Portfolio
   3/14/2005* to 12/31/2005         $10.04549     $10.01768          2,385
   1/1/2006 to 12/31/2006           $10.01768     $11.82202          6,062

AST Federated Aggressive Growth
  Portfolio
   3/14/2005* to 12/31/2005         $ 9.99865     $10.95883          3,229

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------
   1/1/2006 to 12/31/2006          $10.95883     $12.17334          4,186

AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005        $10.01521     $10.62366              0
   1/1/2006 to 12/31/2006          $10.62366     $11.61598          1,039

AST Goldman Sachs Concentrated
  Growth Portfolio
   3/14/2005* to 12/31/2005        $10.03282     $10.75949          1,044
   1/1/2006 to 12/31/2006          $10.75949     $11.64285          4,573

AST High Yield Portfolio
   3/14/2005* to 12/31/2005        $ 9.97660     $ 9.85860          5,045
   1/1/2006 to 12/31/2006          $ 9.85860     $10.70297          7,187

AST Goldman Sachs Mid-Cap
  Growth Portfolio
   3/14/2005* to 12/31/2005        $ 9.99865     $10.57900          1,383
   1/1/2006 to 12/31/2006          $10.57900     $11.06101          1,259

AST JPMorgan International
  Equity Portfolio
   3/14/2005* to 12/31/2005        $ 9.91368     $10.65333          1,335
   1/1/2006 to 12/31/2006          $10.65333     $12.86994          5,156

AST Large-Cap Value Portfolio
   3/14/2005* to 12/31/2005        $10.07706     $10.55706         23,173
   1/1/2006 to 12/31/2006          $10.55706     $12.30317         18,357

AST Lord Abbett Bond Debenture
  Portfolio
   3/14/2005* to 12/31/2005        $ 9.99865     $ 9.94996          2,830
   1/1/2006 to 12/31/2006          $ 9.94996     $10.74807          5,994

AST Marsico Capital Growth
  Portfolio
   3/14/2005* to 12/31/2005        $10.12604     $10.90350          5,938
   1/1/2006 to 12/31/2006          $10.90350     $11.50325         13,064

AST MFS Global Equity Portfolio
   3/14/2005* to 12/31/2005        $ 9.96606     $10.47792            168
   1/1/2006 to 12/31/2006          $10.47792     $12.81337            942

AST MFS Growth Portfolio
   3/14/2005* to 12/31/2005        $10.03673     $10.75959          3,568
   1/1/2006 to 12/31/2006          $10.75959     $11.60810          3,917

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------

AST Mid-Cap Value Portfolio
   3/14/2005* to 12/31/2005        $10.06483     $10.35312          1,384
   1/1/2006 to 12/31/2006          $10.35312     $11.63626          9,507

AST Neuberger Berman Mid-Cap
  Growth Portfolio
   3/14/2005* to 12/31/2005        $10.05555     $11.33624          3,288
   1/1/2006 to 12/31/2006          $11.33624     $12.72026          4,214

AST Neuberger Berman Mid-Cap
  Value Portfolio
   3/14/2005* to 12/31/2005        $10.02176     $10.88522         26,177
   1/1/2006 to 12/31/2006          $10.88522     $11.86039         20,514

AST PIMCO Limited Maturity Bond
  Portfolio
   3/14/2005* to 12/31/2005        $ 9.99865     $10.05726          6,384
   1/1/2006 to 12/31/2006          $10.05726     $10.27261          9,506

AST Preservation Asset
  Allocation Portfolio
   12/5/2005* to 12/31/2005        $ 9.99865     $10.03737              0
   1/1/2006 to 12/31/2006          $10.03737     $10.66091         10,636

AST Small-Cap Value Portfolio
   3/14/2005* to 12/31/2005        $10.04846     $10.64701          2,062
   1/1/2006 to 12/31/2006          $10.64701     $12.57412          5,241

AST T. Rowe Price Asset
  Allocation Portfolio
   3/14/2005* to 12/31/2005        $10.02847     $10.35564              0
   1/1/2006 to 12/31/2006          $10.35564     $11.46084              0

AST T. Rowe Price Global Bond
  Portfolio
   3/14/2005* to 12/31/2005        $ 9.94919     $ 9.44958          4,803
   1/1/2006 to 12/31/2006          $ 9.44958     $ 9.87964          7,578

AST T. Rowe Price Natural
  Resources Portfolio
   3/14/2005* to 12/31/2005        $10.00265     $11.73902         24,825
   1/1/2006 to 12/31/2006          $11.73902     $13.38101         48,139

Gartmore GVIT Developing
  Markets Fund
   3/14/2005* to 12/31/2005        $ 9.88082     $12.06187          5,697
   1/1/2006 to 12/31/2006          $12.06187     $15.96941         11,050

Janus Aspen Large Cap Growth
  Portfolio - Service Shares
   5/7/2001* to 12/31/2001         $ 0.99356     $ 0.78253        207,263
   1/1/2002 to 12/31/2002          $ 0.78253     $ 0.56404        331,531

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------
   1/1/2003 to 12/31/2003          $0.56404      $0.72968         278,258
   1/1/2004 to 12/31/2004          $0.72968      $0.74799         287,564
   1/1/2005 to 12/31/2005          $0.74799      $0.76537         256,206
   1/1/2006 to 12/31/2006          $0.76537      $0.83670         224,992
--------

* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.


                   BASE DEATH BENEFIT, LIFETIME FIVE (2.00)

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------

Jennison Portfolio
   3/14/2005* to 12/31/2005        $10.06177     $11.78772           0
   1/1/2006 to 12/31/2006          $11.78772     $11.76376           0

Prudential Equity Portfolio
   1/1/2006* to 12/31/2006         $10.04815     $11.07519           0
   1/1/2006 to 12/31/2006          $11.07519     $12.22350           0

Prudential Global Portfolio
   3/14/2005* to 12/31/2005        $ 9.98632     $11.31248           0
   1/1/2006 to 12/31/2006          $11.31248     $13.27058           0

Prudential Money Market
  Portfolio
   3/14/2005* to 12/31/2005        $10.00024     $10.08772           0
   1/1/2006 to 12/31/2006          $10.08772     $10.36025           0

Prudential Stock Index Portfolio
   3/14/2005* to 12/31/2005        $10.05629     $10.35788           0
   1/1/2006 to 12/31/2006          $10.35788     $11.73400           0

Prudential Value Portfolio
   3/14/2005* to 12/31/2005        $10.03765     $11.23352           0
   1/1/2006 to 12/31/2006          $11.23352     $13.20981           0

SP Aggressive Growth Asset
  Allocation Portfolio
   3/14/2005* to 12/31/2005        $10.03204     $10.95894           0
   1/1/2006 to 12/31/2006          $10.95894     $12.27809           0

                                   ACCUMULATION                    NUMBER OF
                                   UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                      PERIOD     END OF PERIOD     OF PERIOD
                                   ------------- ------------- ------------------
SP AIM Aggressive Growth
  Portfolio
   3/14/2005* to 4/29/2005           $10.06899     $ 9.48565               0

SP AIM Core Equity Portfolio
   3/14/2005* to 12/31/2005          $10.02533     $10.21401               0
   1/1/2006 to 12/31/2006            $10.21401     $11.62155               0

SP T. Rowe Price Large-Cap
  Growth Portfolio
   3/14/2005* to 12/31/2005          $10.03032     $12.10593               0
   1/1/2006 to 12/31/2006            $12.10593     $12.57084               0

SP Balanced Asset Allocation
  Portfolio
   3/14/2005* to 12/31/2005          $10.01729     $10.65024       2,725,042
   1/1/2006 to 12/31/2006            $10.65024     $11.55811       2,659,884

SP Conservative Asset
  Allocation Portfolio
   3/14/2005* to 12/31/2005          $10.00734     $10.47908       1,258,175
   1/1/2006 to 12/31/2006            $10.47908     $11.16484       1,277,308

SP Davis Value Portfolio
   3/14/2005* to 12/31/2005          $10.02525     $10.60473               0
   1/1/2006 to 12/31/2006            $10.60473     $11.95928               0

SP Small-Cap Value Portfolio
   3/14/2005* to 12/31/2005          $10.05747     $10.48505               0
   1/1/2006 to 12/31/2006            $10.48505     $11.78115               0

SP Growth Asset Allocation
  Portfolio
   3/14/2005 to 12/31/2005           $10.02917     $10.81701       3,328,235
   1/1/2006* to 12/31/2006           $10.81701     $11.97192       3,228,143

SP Large Cap Value Portfolio
   3/14/2005* to 12/31/2005          $10.07596     $10.45971               0
   1/1/2006 to 12/31/2006            $10.45971     $12.14956               0

SP International Value Portfolio
  (formerly, SP LSV
  International Value Portfolio)
   3/14/2005* to 12/31/2005          $ 9.91235     $10.64312               0
   1/1/2006 to 12/31/2006            $10.64312     $13.47116               0

SP MFS Capital Opportunities
  Portfolio
   3/14/2005* to 4/29/2005           $10.05618     $ 9.60596               0

                                  ACCUMULATION                    NUMBER OF
                                  UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                     PERIOD     END OF PERIOD     OF PERIOD
                                  ------------- ------------- ------------------
SP Mid Cap Growth Portfolio
   3/14/2005* to 12/31/2005         $10.02845     $10.67070              0
   1/1/2006 to 12/31/2006           $10.67070     $10.25869              0

SP PIMCO High Yield Portfolio
   3/14/2005* to 12/31/2005         $ 9.98911     $10.11520              0
   1/1/2006 to 12/31/2006           $10.11520     $10.86034              0

SP PIMCO Total Return Portfolio
   3/14/2005* to 12/31/2005         $ 9.99837     $10.14640              0
   1/1/2006 to 12/31/2006           $10.14640     $10.31390              0

SP Prudential U.S. Emerging
  Growth Portfolio
   3/14/2005* to 12/31/2005         $10.03597     $11.72183              0
   1/1/2006 to 12/31/2006           $11.72183     $12.59428              0

SP Small-Cap Growth Portfolio
   3/14/2005* to 12/31/2005         $10.03058     $10.49152              0
   1/1/2006 to 12/31/2006           $10.49152     $11.56036              0

SP Strategic Partners Focused
  Growth Portfolio
   3/14/2005* to 12/31/2005         $10.07379     $11.96474              0
   1/1/2006 to 12/31/2006           $11.96474     $11.65317              0

SP Technology Portfolio
   3/14/2005* to 4/29/2005          $10.04332     $ 9.59243              0

SP International Growth
  Portfolio
  (formerly, SP William Blair
  International Growth
  Portfolio)
   3/14/2005* to 12/31/2005         $ 9.92653     $11.27341              0
   1/1/2006 to 12/31/2006           $11.27341     $13.37927              0

AST Aggressive Asset Allocation
  Portfolio
   12/5/2005* to 12/31/2005         $ 9.99837     $ 9.99478              0
   1/1/2006 to 12/31/2006           $ 9.99478     $11.33625        180,371

AST Alger All-Cap Growth
  Portfolio
   3/14/2005* to 12/02/2005         $10.09289     $11.68298              0

AST AllianceBernstein Core
  Value Portfolio
   3/14/2005* to 12/31/2005         $10.07921     $10.28329              0
   1/1/2006 to 12/31/2006           $10.28329     $12.23446         21,928

                                  ACCUMULATION                    NUMBER OF
                                  UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                     PERIOD     END OF PERIOD     OF PERIOD
                                  ------------- ------------- ------------------
AST AllianceBernstein Growth &
  Income Portfolio
   3/14/2005* to 12/31/2005         $10.05432     $10.23808               0
   1/1/2006 to 12/31/2006           $10.23808     $11.77136           9,710

AST AllianceBernstein Growth +
  Value Portfolio
   3/14/2005* to 12/02/2005         $10.04960     $11.29641               0

AST AllianceBernstein Managed
  Index 500 Portfolio
   3/14/2005* to 12/31/2005         $10.04939     $10.37238               0
   1/1/2006 to 12/31/2006           $10.37238     $11.45078           3,096

AST American Century Income &
  Growth Portfolio
   3/14/2005* to 12/31/2005         $10.06609     $10.30508               0
   1/1/2006 to 12/31/2006           $10.30508     $11.80673          17,847

AST American Century Strategic
  Allocation Portfolio
  (formerly, AST American
  Century Strategic Balanced
  Portfolio)
   3/14/2005* to 12/31/2005         $10.04154     $10.28803               0
   1/1/2006 to 12/31/2006           $10.28803     $11.06202          21,122

AST Balanced Asset Allocation
  Portfolio
   12/5/2005* to 12/31/2005         $ 9.99837     $10.01475         145,483
   1/1/2006 to 12/31/2006           $10.01475     $10.97421       2,964,674

AST Capital Growth Asset
  Allocation Portfolio
   12/5/2005* to 12/31/2005         $ 9.99837     $10.00476          81,150
   1/1/2006 to 12/31/2006           $10.00476     $11.15035       3,020,338

AST Cohen & Steers Realty
  Portfolio
   3/14/2005* to 12/31/2005         $10.14661     $11.98449               0
   1/1/2006 to 12/31/2006           $11.98449     $16.06675          14,159

AST Conservative Asset
  Allocation Portfolio
   12/5/2005* to 12/31/2005         $ 9.99837     $10.02475          55,714
   1/1/2006 to 12/31/2006           $10.02475     $10.86648       1,046,570

AST DeAM Large-Cap Value
  Portfolio
   3/14/2005* to 12/31/2005         $10.08443     $10.68583               0
   1/1/2006 to 12/31/2006           $10.68583     $12.75305          29,526

AST DeAM Small-Cap Growth
  Portfolio
   3/14/2005* to 12/31/2005         $10.01084     $10.28365               0
   1/1/2006 to 12/31/2006           $10.28365     $10.86446          18,875

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------
AST DeAM Small-Cap Value
  Portfolio
   3/14/2005* to 12/31/2005        $10.04521     $ 9.98999              0
   1/1/2006 to 12/31/2006          $ 9.98999     $11.74897          6,057

AST Federated Aggressive Growth
  Portfolio
   3/14/2005* to 12/31/2005        $ 9.99837     $10.92849              0
   1/1/2006 to 12/31/2006          $10.92849     $12.09814          7,642

AST Global Allocation Portfolio
   3/14/2005* to 12/31/2005        $10.01493     $10.59416              0
   1/1/2006 to 12/31/2006          $10.59416     $11.54409         16,048

AST Goldman Sachs Concentrated
  Growth Portfolio
   3/14/2005* to 12/31/2005        $10.03254     $10.72971              0
   1/1/2006 to 12/31/2006          $10.72971     $11.57079          6,888

AST High Yield Portfolio
   3/14/2005* to 12/31/2005        $ 9.97632     $ 9.83138              0
   1/1/2006 to 12/31/2006          $ 9.83138     $10.63693         11,024

AST Goldman Sachs Mid-Cap
  Growth Portfolio
   3/14/2005* to 12/31/2005        $ 9.99837     $10.54976              0
   1/1/2006 to 12/31/2006          $10.54976     $10.99262         10,786

AST JPMorgan International
  Equity Portfolio
   3/14/2005* to 12/31/2005        $ 9.91340     $10.62393              0
   1/1/2006 to 12/31/2006          $10.62393     $12.79052         46,067

AST Large-Cap Value Portfolio
   3/14/2005* to 12/31/2005        $10.07678     $10.52787              0
   1/1/2006 to 12/31/2006          $10.52787     $12.22726         47,535

AST Lord Abbett Bond Debenture
  Portfolio
   3/14/2005* to 12/31/2005        $ 9.99837     $ 9.92247              0
   1/1/2006 to 12/31/2006          $ 9.92247     $10.68176         23,977

AST Marsico Capital Growth
  Portfolio
   3/14/2005* to 12/31/2005        $10.12576     $10.87333              0
   1/1/2006 to 12/31/2006          $10.87333     $11.43214         74,326

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------
AST MFS Global Equity Portfolio
   3/14/2005* to 12/31/2005        $ 9.96577     $10.44900              0
   1/1/2006 to 12/31/2006          $10.44900     $12.73424         16,129

AST MFS Growth Portfolio
   3/14/2005* to 12/31/2005        $10.03644     $10.72987              0
   1/1/2006 to 12/31/2006          $10.72987     $11.53646          6,886

AST Mid-Cap Value Portfolio
   3/14/2005* to 12/31/2005        $10.06454     $10.32446              0
   1/1/2006 to 12/31/2006          $10.32446     $11.56440          3,419

AST Neuberger Berman Mid-Cap
  Growth Portfolio
   3/14/2005* to 12/31/2005        $10.05527     $11.30484              0
   1/1/2006 to 12/31/2006          $11.30484     $12.64173         11,584

AST Neuberger Berman Mid-Cap
  Value Portfolio
   3/14/2005* to 12/31/2005        $10.02148     $10.85515              0
   1/1/2006 to 12/31/2006          $10.85515     $11.78698         22,317

AST PIMCO Limited Maturity Bond
  Portfolio
   3/14/2005* to 12/31/2005        $ 9.99837     $10.02962              0
   1/1/2006 to 12/31/2006          $10.02962     $10.20929          4,598

AST Preservation Asset
  Allocation Portfolio
   12/5/2005* to 12/31/2005        $ 9.99837     $10.03474         15,227
   1/1/2006 to 12/31/2006          $10.03474     $10.62171        193,286

AST Small-Cap Value Portfolio
   3/14/2005* to 12/31/2005        $10.04818     $10.61759              0
   1/1/2006 to 12/31/2006          $10.61759     $12.49653         27,594

AST T. Rowe Price Asset
  Allocation Portfolio
   3/14/2005* to 12/31/2005        $10.02819     $10.32700              0
   1/1/2006 to 12/31/2006          $10.32700     $11.38999         21,370

AST T. Rowe Price Global Bond
  Portfolio
   3/14/2005* to 12/31/2005        $ 9.94891     $ 9.42345              0
   1/1/2006 to 12/31/2006          $ 9.42345     $ 9.81863         16,376

AST T. Rowe Price Natural
  Resources Portfolio
   3/14/2005* to 12/31/2005        $10.00237     $11.70665              0
   1/1/2006 to 12/31/2006          $11.70665     $13.29851         13,035

                                 ACCUMULATION                    NUMBER OF
                                 UNIT VALUE AT ACCUMULATION  ACCUMULATION UNITS
                                 BEGINNING OF  UNIT VALUE AT OUTSTANDING AT END
                                    PERIOD     END OF PERIOD     OF PERIOD
                                 ------------- ------------- ------------------
Gartmore GVIT Developing
  Markets Fund
   3/14/2005* to 12/31/2005        $ 9.88054     $12.02867           0
   1/1/2006 to 12/31/2006          $12.02867     $15.87099           0

Janus Aspen Large Cap Growth
  Portfolio - Service Shares
   3/14/2005* to 12/31/2005        $10.04431     $10.36746           0
   1/1/2006 to 12/31/2006          $10.36746     $11.29630           0
--------

* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2006 and 2005

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Financial Statements                                                                                       Page No.
--------------------                                                                                       --------
   Report of Independent Registered Public Accounting Firm                                                  F - 2

   Consolidated Financial Statements:

   Consolidated Statements of Financial Position - December 31, 2006 and 2005                               F - 3

   Consolidated Statements of Operations and Comprehensive Income Years ended December 31, 2006, 2005 and
     2004                                                                                                   F - 4

   Consolidated Statements of Stockholder's Equity Years ended December 31, 2006, 2005 and 2004             F - 5

   Consolidated Statements of Cash Flows Years ended December 31, 2006, 2005 and 2004                       F - 6

   Notes to the Consolidated Financial Statements                                                           F - 7

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company

In our opinion, the accompanying consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2006 and December 31, 2005 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company adopted American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" as of January 1, 2004.

PricewaterhouseCoopers
LLP (signed)
New York, New York
March 23, 2007

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2006 and December 31, 2005 (in thousands, except share amounts)

                                                                                                 2006        2005
                                                                                              ----------- -----------
ASSETS
Fixed maturities available for sale, at fair value (amortized cost, 2006--$4,850,514 ; 2005--
  $6,116,522)................................................................................ $ 4,911,274 $ 6,158,528
Policy loans.................................................................................     915,060     879,156
Short-term investments.......................................................................      97,097     113,144
Commercial loans.............................................................................     508,094     269,161
Other long-term investments..................................................................      80,649      65,505
                                                                                              ----------- -----------
   Total investments.........................................................................   6,512,174   7,485,494
Cash and cash equivalents....................................................................     485,199     158,010
Deferred policy acquisition costs............................................................   1,959,431   1,663,003
Accrued investment income....................................................................      73,589      98,110
Reinsurance recoverables.....................................................................   1,208,724     932,826
Receivables from parent and affiliates.......................................................     107,798      79,188
Deferred sales inducements...................................................................     182,578     139,012
Other assets.................................................................................      21,693      24,498
Separate account assets......................................................................  21,952,272  19,094,129
                                                                                              ----------- -----------
TOTAL ASSETS................................................................................. $32,503,458 $29,674,270
                                                                                              =========== ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances.............................................................. $ 5,483,921 $ 5,793,743
Future policy benefits and other policyholder liabilities....................................   1,765,489   1,446,717
Cash collateral for loaned securities........................................................     134,982     389,794
Securities sold under agreement to repurchase................................................      13,226      36,439
Income taxes payable.........................................................................     453,358     432,161
Short term debt to affiliates................................................................      25,348     105,596
Payables to parent and affiliates............................................................      29,427      22,445
Other liabilities............................................................................     309,913     287,035
Separate account liabilities.................................................................  21,952,272  19,094,129
                                                                                              ----------- -----------
Total liabilities............................................................................ $30,167,936 $27,608,059
                                                                                              ----------- -----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($10 par value; 1,000,000 shares, authorized; 250,000 shares, issued and
  outstanding)...............................................................................       2,500       2,500
Additional paid-in capital...................................................................     454,527     454,670
Retained earnings............................................................................   1,853,233   1,590,441
Accumulated other comprehensive income.......................................................      25,262      18,600
                                                                                              ----------- -----------
Total stockholder's equity...................................................................   2,335,522   2,066,211
                                                                                              ----------- -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................... $32,503,458 $29,674,270
                                                                                              =========== ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2006, 2005 and 2004 (in thousands)

                                                                                        2006       2005        2004
                                                                                      --------  ----------  ----------
REVENUES

Premiums............................................................................. $ 43,516  $   38,029  $   73,059
Policy charges and fee income........................................................  547,693     564,432     611,712
Net investment income................................................................  401,436     404,045     373,552
Realized investment (losses)/gains, net..............................................  (62,749)       (449)      5,011
Asset management fees................................................................   18,338      17,105      15,747
Other income.........................................................................   18,207      12,125      10,514
                                                                                      --------  ----------  ----------
Total revenues.......................................................................  966,441   1,035,287   1,089,595
                                                                                      --------  ----------  ----------

BENEFITS AND EXPENSES

Policyholders' benefits..............................................................  120,049      98,899     234,841
Interest credited to policyholders' account balances.................................  212,288     234,881     250,675
General, administrative and other expenses...........................................  308,850     449,291     458,590
                                                                                      --------  ----------  ----------
Total benefits and expenses..........................................................  641,187     783,071     944,106
                                                                                      --------  ----------  ----------

Income from operations before income taxes and cumulative effect of accounting change  325,254     252,216     145,489
Income taxes:
   Current...........................................................................   89,034     (30,108)     59,682
   Deferred..........................................................................  (26,572)     51,409     (36,804)
                                                                                      --------  ----------  ----------
Total income tax expense.............................................................   62,462      21,301      22,878
                                                                                      --------  ----------  ----------

Income from Operations Before Cumulative Effect of Accounting Change.................  262,792     230,915     122,611

Cumulative effect of accounting change, net of taxes.................................       --          --      (9,150)
                                                                                      --------  ----------  ----------
NET INCOME...........................................................................  262,792     230,915     113,461
                                                                                      --------  ----------  ----------
Change in net unrealized investment gains/(loss), net of taxes.......................    6,662     (55,927)    (41,944)
Cumulative effect of accounting change, net of taxes.................................       --          --       4,030
                                                                                      --------  ----------  ----------
Accumulated other comprehensive income gain/(loss), net of taxes.....................    6,662     (55,927)    (37,914)
                                                                                      --------  ----------  ----------
COMPREHENSIVE INCOME.................................................................  269,454  $  174,988  $   75,547
                                                                                      ========  ==========  ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Periods Ended December 31, 2006, 2005 and 2004 (in thousands)

                                                                     Accumulated Other Comprehensive Income
                                                                                     (Loss)
                                                                     -------------------------------------
                                                                                                  Total
                                                                       Foreign       Net       Accumulated
                                  Additional                          Currency    Unrealized      Other         Total
                           Common  Paid-in-    Deferred    Retained  Translation  Investment  Comprehensive Stockholder's
                           Stock   Capital   Compensation  Earnings  Adjustments Gains (Loss) Income (Loss)    Equity
                           ------ ---------- ------------ ---------- ----------- ------------ ------------- -------------
Balance, January 1,
  2004.................... $2,500  $459,654    $  (850)   $1,246,065    $ --       $107,687     $107,687     $1,815,056

Net income................     --        --         --       113,461      --             --           --        113,461
Stock-based compensation
  programs................     --       477       (323)           --      --             --           --            154
Purchase of fixed
  maturities from an
  affiliate, net of taxes.     --    (4,754)        --            --      --          4,754        4,754             --
Cumulative effect of
  accounting change, net
  of taxes................     --        --         --            --      --          4,030        4,030          4,030
Change in net unrealized
  investment gains
  (losses), net of taxes..     --        --         --            --      --        (41,944)     (41,944)       (41,944)
                           ------  --------    -------    ----------    ----       --------     --------     ----------
Balance, December 31,
  2004....................  2,500   455,377     (1,173)    1,359,526      --         74,527       74,527      1,890,757

Net income................     --        --         --       230,915      --             --           --        230,915
Stock-based compensation
  programs................     --      (941)     1,173            --      --             --           --            232
Contributed Capital.......     --       234         --            --      --             --           --            234
Change in net unrealized
  investment gains
  (losses), net of taxes..     --        --         --            --      --        (55,927)     (55,927)       (55,927)
                           ------  --------    -------    ----------    ----       --------     --------     ----------
Balance, December 31,
  2005....................  2,500   454,670         --     1,590,441      --         18,600       18,600      2,066,211

Net income................     --        --         --       262,792      --             --           --        262,792
Stock-based compensation
  programs................     --        (1)        --            --      --             --           --             (1)
Contributed Capital.......     --      (142)        --            --      --             --           --           (142)
Change in foreign currency
  translation adjustments,
  net of taxes............     --        --         --            --     167             --          167            167
Change in net unrealized
  investment gains
  (losses), net of taxes..     --        --         --            --      --          6,495        6,495          6,495
                           ------  --------    -------    ----------    ----       --------     --------     ----------
Balance, December 31,
  2006.................... $2,500  $454,527    $    --    $1,853,233    $167       $ 25,095     $ 25,262     $2,335,522
                           ======  ========    =======    ==========    ====       ========     ========     ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Year Ended December 31, 2006, 2005 and 2004 (in thousands)

                                                                                            2006         2005         2004
                                                                                        -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income............................................................................. $   262,792  $   230,915  $   113,461
Adjustments to reconcile net income to net cash from (used in) operating activities:
   Policy charges and fee income.......................................................    (108,399)    (125,379)    (109,931)
   Interest credited to policyholders' account balances................................     212,288      234,881      250,675
   Realized investment losses (gains), net.............................................      62,749          449       (5,011)
   Amortization and other non-cash items...............................................     116,258       33,063      (52,253)
   Cumulative effect of accounting change, net of taxes................................          --           --        9,150
   Change in:..........................................................................
       Future policy benefits and other insurance liabilities..........................     318,680      206,067      219,305
       Reinsurance recoverables........................................................    (275,898)    (167,781)    (247,635)
       Accrued investment income.......................................................      24,521        3,322        1,638
       Receivables from Parent and affiliates..........................................      26,720      (28,849)       2,799
       Payables to Parent and affiliates...............................................       6,981       18,706        3,034
       Deferred policy acquisition costs...............................................    (306,973)    (130,540)     (34,829)
       Income taxes payable............................................................      16,744       27,720      123,407
       Deferred sales inducements......................................................     (43,566)     (28,552)     (28,364)
       Other, net......................................................................      19,766       36,805       13,803
                                                                                        -----------  -----------  -----------
Cash Flows From Operating Activities...................................................     332,663      310,827      259,249
                                                                                        -----------  -----------  -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity/prepayment of:......................................
       Fixed maturities available for sale.............................................   5,159,582    4,625,000    2,273,952
       Policy loans....................................................................      99,553       98,656      107,906
       Commercial loans................................................................      52,131        1,805          249
   Payments for the purchase of:.......................................................
       Fixed maturities available for sale.............................................  (4,060,433)  (4,842,469)  (2,106,719)
       Policy loans....................................................................     (96,587)     (83,116)     (78,515)
       Commercial loans................................................................    (292,232)    (270,950)      (2,286)
   Notes receivables from parent and affiliates, net...................................     (54,853)          --           --
   Other long-term investments, net....................................................     (17,368)      (5,116)      38,800
   Short-term investments, net.........................................................      16,691      (12,953)      63,476
                                                                                        -----------  -----------  -----------
Cash Flows From (Used In) Investing Activities.........................................     806,484     (489,143)     296,863
                                                                                        -----------  -----------  -----------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account deposits.....................................................   2,716,760    2,233,293    2,107,194
   Policyholders' account withdrawals..................................................  (3,128,127)  (2,768,247)  (2,095,228)
   Net change in securities sold under agreement to repurchase and cash collateral for
     loaned securities.................................................................    (278,026)     (29,739)     (72,701)
   Paid in capital transaction associated with the purchase of.........................
   fixed maturities from an affiliate..................................................          --           --       (4,754)
   Contributed capital.................................................................          --          234           --
   Net change in financing arrangements (maturities 90 days or.........................
   less)...............................................................................    (122,565)     157,252         (654)
                                                                                        -----------  -----------  -----------
Cash Flows (Used In) Financing Activities..............................................    (811,958)    (407,207)     (66,143)
                                                                                        -----------  -----------  -----------
   Net increase (decrease) in cash and cash equivalents................................     327,189     (585,523)     489,969
   Cash and cash equivalents, beginning of year........................................     158,010      743,533      253,564
                                                                                        -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD............................................... $   485,199  $   158,010  $   743,533
                                                                                        ===========  ===========  ===========

SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid (received)........................................................ $    45,715  $    (6,418) $  (103,090)
                                                                                        -----------  -----------  -----------
   Interest paid (received)............................................................ $     2,788  $     4,018  $        85
                                                                                        -----------  -----------  -----------

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

1. BUSINESS


Pruco Life Insurance Company, or "the Company," is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. Pruco Life Insurance Company is licensed to sell interest sensitive individual life insurance, variable life insurance, term life insurance, variable and fixed annuities, and a non-participating guaranteed interest contract or, "GIC," called Prudential Credit Enhanced GIC or, "PACE," in the District of Columbia, Guam and in all states except New York. Pruco Life Insurance Company also had marketed individual life insurance through its branch office in Taiwan. The branch office was transferred to an affiliated Company on January 31, 2001, as described in (Note 13 to the Consolidated Financial Statements).

Pruco Life Insurance Company has three subsidiaries, which include one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey or, "PLNJ," and two subsidiaries formed in 2003 for the purpose of acquiring and investing in municipal fixed maturities from an affiliated company (see Note 13 to the Consolidated Financial Statements). All financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, term life insurance, fixed and variable annuities only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential Insurance"), an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 or, "the date of demutualization," Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. or "Prudential Financial."

Prudential Insurance intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential Insurance is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in manufacturing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Pruco Life Insurance Company and its subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, "GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described in (Note 13 to the Consolidated Financial Statements). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


Investments

Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Commercial loans are carried at unpaid principal balances, net of an allowance for losses. The allowance for losses includes a portfolio reserve for probable incurred but not specifically identified losses. This reserve considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains (losses), net." Interest income and prepayment fees are included in "Net investment income."

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized by cash, U.S. government and government agency securities. Securities loaned are collateralized principally by cash and U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalent.

Deferred policy acquisition costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These acquisition costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred policy acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire sales-based transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by Prudential Insurance's agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (the periods range from 25 to 99 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General administrative and other expenses" in the period such estimated gross profits are revised.

DAC related to term insurance are amortized over the expected life of the contracts in proportion to premium income. For guaranteed investment contracts, acquisition costs are expensed as incurred.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense an estimate of the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. The Company expects to adopt Statement of Position ("SOP") 05-1 "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" on
January 1, 2007. See "New Accounting Pronouncements."

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Separate account assets and liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds, which are invested for certain policyholders, pension funds and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 12 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Deferred sales inducements

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. They are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2006 and 2005, deferred sales inducement costs were $183 million and $139 million, respectively.

Other assets, and other liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For life insurance, expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain non-traditional long duration life and annuity contracts, which are discussed more fully in Note 8. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Unpaid Claims

Unpaid claims include estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of the balance sheet date and is an estimate of the amount of loss will ultimately incur on reported claims. Consistent with industry accounting practice, we do not establish loss reserves until a loss has occurred. These IBNR estimates, and estimates of the amounts of loss we will ultimately incur on reported claims net of reinsurance, are based in part on our historical experience, and are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference, net of reinsurance will be included in our reported results for the period of the change in estimate in the "Policyholders' benefits" caption in our statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from term life insurance policies are recognized when due and a liability for future policy benefits is recorded when premiums are recognized using the net level premium method. Benefits are recorded as an expense when they are incurred. Amounts received as payment for variable and universal life and deferred annuities are reported as deposits to "Policyholders' account balances", and variable life and annuity premiums are reported as deposits to separate account liabilities. Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances and separate account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset management fees

The Company receives asset management fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," in the Consolidated Statement of Financial Position except for embedded derivatives, which are recorded in the Consolidated Statement of Financial Position with the associated host contract. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

current earnings. Cash flows from these derivatives are reported in the operating or investing activities section in the Consolidated Statements of Cash Flows.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or
(5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. During the years ended December 31, 2006, 2005 and 2004 derivatives qualifying for hedge accounting were not material.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential Financial and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," including an amendment of FASB Statement No. 115. This statement provides companies with an option to report selected financial assets and liabilities at fair value. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently assessing the impact of SFAS No. 159 on its financial position and results of operations.

In September 2006, the Staff of the SEC issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements." The interpretations in this SAB express the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. This SAB should be applied beginning with the first fiscal year ending after November 15, 2006, with early adoption encouraged. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of SAB No. 108 had no effect to the financial position and result of operations of the Company.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently assessing the impact of SFAS No. 157 on the Company's consolidated financial position and results of operations.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


In July 2006, the FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This Interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on a tax return. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. The Company expects to adopt FIN No. 48 on January 1, 2007. The Company's adoption of this guidance will not have a material effect on the Company's consolidated financial position and results of operations.

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments." This statement provides an election, on an instrument by instrument basis, to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, rather than measuring only the embedded derivative on a fair value basis. This statement also removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. The new requirement to identify embedded derivatives in beneficial interest will be applied on a prospective basis only to beneficial interest acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company plans to adopt this guidance effective January 1, 2007. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In November 2005, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's consolidated results of operations.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company's adoption of this guidance will not have a material effect on the Company's consolidated financial position and results of operations.

In December 2003, the FASB issued FIN No. 46(R), "Consolidation of Variable Interest Entities," which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. On December 31, 2003, the Company adopted FIN No. 46(R) for all special purpose entities ("SPEs") and for relationships with all VIEs that began on or after February 1, 2003. On March 31, 2004, the Company implemented FIN No. 46(R) for relationships with potential VIEs that are not SPEs. The transition to FIN No. 46(R) did not have a material effect on the Company's consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC issued this SOP to address the need for interpretive guidance in three areas: separate account presentation and valuation; the classification and valuation of certain long-duration contract liabilities; and the accounting recognition given sales inducements (bonus interest, bonus credits and persistency bonuses).

The effect of adopting SOP 03-1 was a charge of $9 million, net of $5 million of taxes, which was reported as a "Cumulative effect of accounting change, net of taxes" in the results of operations for the year ended December 31, 2004. This charge reflects the net impact of converting certain individual market value adjusted annuity contracts from separate account accounting treatment to general account accounting treatment, including carrying the related liabilities at accreted value, and the effect of establishing reserves for guaranteed minimum death benefit provisions of the Company's variable annuity and variable life contracts. The Company also recognized a cumulative effect of accounting change related to unrealized investment gains within "Accumulated other comprehensive income, net of taxes" of $4 million, net of $3 million of taxes, for the year ended December 31, 2004. Upon adoption of SOP 03-1, approximately $400 million in "Separate account assets" were reclassified resulting in an increase in "Fixed maturities, available for sale", as well as changes in other non-separate account assets. Similarly, upon adoption, approximately $400 million in "separate account liabilities" were reclassified resulting in increases in "Policyholders' account balances" as well as changes in other non-separate account liabilities.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change its accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The implementation of this TPA during the third quarter of 2004 had no impact on the Company's consolidated financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

3. INVESTMENTS


Fixed Maturities:

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                                                    2006
                                                                                 -------------------------------------------
                                                                                              Gross      Gross
                                                                                 Amortized  Unrealized Unrealized
                                                                                   Cost       Gains      Losses   Fair Value
                                                                                 ---------- ---------- ---------- ----------
                                                                                               (in thousands)
Fixed maturities, available for sale
   U.S. Treasury securities and obligations of U.S. government corporations and
     agencies................................................................... $   32,117  $   380    $    92   $   32,405
   States, municipalities and political subdivisions............................    105,339    3,252        147      108,444
   Foreign government bonds.....................................................     41,428    5,437         59       46,806
   Mortgage-backed securities...................................................    553,529    8,281        930      560,880
   Asset-Backed Securities......................................................  1,096,556    3,959      4,841    1,095,674
   Public utilities.............................................................    435,076   13,246      2,492      445,830
   All other corporate bonds....................................................  2,586,469   51,360     16,594    2,621,235
                                                                                 ----------  -------    -------   ----------
Total fixed maturities, available for sale...................................... $4,850,514  $85,915    $25,155   $4,911,274
                                                                                 ==========  =======    =======   ==========

                                                                                                    2005
                                                                                 -------------------------------------------
                                                                                              Gross      Gross
                                                                                 Amortized  Unrealized Unrealized
                                                                                   Cost       Gains      Losses   Fair Value
                                                                                 ---------- ---------- ---------- ----------
                                                                                               (in thousands)
Fixed maturities, available for sale
   U.S. Treasury securities and obligations of U.S. government corporations and
     agencies................................................................... $   95,239  $    295   $   133   $   95,401
   States, municipalities and political subdivisions............................    108,908     5,233       139      114,002
   Foreign government bonds.....................................................     62,491     5,290        12       67,769
   Mortgage-backed securities...................................................    550,823       283     9,258      541,848
   Asset-Backed Securities......................................................    777,236     4,139     6,403      774,972
   Public utilities.............................................................    709,479    17,906     5,744      721,641
   All other corporate bonds....................................................  3,812,346    69,899    39,350    3,842,895
                                                                                 ----------  --------   -------   ----------
Total fixed maturities, available for sale...................................... $6,116,522  $103,045   $61,039   $6,158,528
                                                                                 ==========  ========   =======   ==========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)


The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2006 is shown below:

                                                  Available for sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
          Due in one year or less............... $  347,508 $  347,765
          Due after one year through five years.  1,815,797  1,839,840
          Due after five years through ten years  1,271,237  1,281,623
          Due after ten years...................    862,443    881,165
          Mortgage-backed securities............    553,529    560,881
                                                 ---------- ----------
          Total................................. $4,850,514 $4,911,274
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2006, 2005, and 2004, were $4,378 million, $3,553 million, and $1,500 million, respectively. Proceeds from the maturity of fixed maturities available for sale during 2006, 2005, and 2004, were $781 million, $1,080 million, and $794 million, respectively. Gross gains of $16 million, $26 million, and $27 million and gross losses of $74 million, $26 million, and $17 million were realized on those sales during 2006, 2005, and 2004, respectively.

Writedowns for impairments, which were deemed to be other than temporary for fixed maturities were $1.0 million for each of the years, ended December 31, 2006, 2005 and 2004, respectively.

Other Long-Term Investments

The following table provides information relating to other long-term investments as of December 31:

                                                      2006     2005
                                                    -------  -------
                                                     (in thousands)
          Joint ventures and limited partnerships.. $15,201  $ 4,390
          Company's investment in Separate accounts  38,738   33,710
          Derivatives..............................  (2,973)  (3,876)
          Equity securities........................  29,683   31,281
                                                    -------  -------
          Total other long- term investments....... $80,649  $65,505
                                                    =======  =======

The Company's share of net income (loss) from the joint ventures was $0.4 million, $(0.7) million, and $1.0 million for each of the years ended December 31, 2006, 2005, and 2004, respectively, and is reported in "Net investment income."

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                 2006      2005      2004
                                               --------  --------  --------
                                                      (in thousands)
   Fixed maturities, available for sale....... $322,832  $354,943  $327,899
   Policy loans...............................   48,493    47,368    46,935
   Commercial loans...........................   22,662     6,367        19
   Short-term investments and cash equivalents   25,564    15,898     7,685
   Other......................................    7,258     6,391     3,962
                                               --------  --------  --------
   Gross investment income....................  426,809   430,967   386,500
      Less: investment expenses...............  (25,373)  (26,922)  (12,948)
                                               --------  --------  --------
   Net investment income...................... $401,436  $404,045  $373,552
                                               ========  ========  ========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)


Realized investment (losses)/ gains, net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                2006      2005     2004
                                              --------  -------  -------
                                                    (in thousands)
      Fixed maturities, available for sale... $(59,482) $(1,722) $ 9,034
      Derivatives............................   (2,437)   3,385   (5,801)
      Other..................................     (830)  (2,112)   1,778
                                              --------  -------  -------
      Realized investment gains (losses), net $(62,749) $  (449) $ 5,011
                                              ========  =======  =======

Commercial Loans

The Company's commercial loans are comprised as follows as at December 31:

                                              2006                  2005
                                      --------------------  --------------------
                                          Amount     % of       Amount     % of
                                      (in thousands) Total  (in thousands) Total
                                      -------------- -----  -------------- -----
Collateralized loans by property type
Industrial buildings.................    $124,464     24.3%    $ 90,571     33.4%
Retail stores........................     107,401     21.1%      47,968     17.7%
Apartment complexes..................      86,844     17.0%      70,701     26.0%
Office buildings.....................      78,463     15.3%      20,675      7.6%
Agricultural properties..............      43,122      8.4%      37,287     13.7%
Other................................      71,238     13.9%       4,229      1.6%
                                         --------    -----     --------    -----
Total collateralized loans...........     511,532    100.0%     271,431    100.0%
                                                     =====                 =====
Valuation allowance..................      (3,438)               (2,270)
                                         --------              --------
Total net collateralized loans.......     508,094               269,161
                                         --------              --------
Total commercial loans...............    $508,094              $269,161
                                         ========              ========

The commercial loans are geographically dispersed throughout the United States with the largest concentrations in California (22%) and New Jersey (14%) at December 31, 2006.

Activity in the allowance for losses for all commercial loans, for the years ended December 31, is as follows:

                                                     2006   2005  2004
                                                    ------ ------ ----
                                                      (in thousands)
         Allowance for losses, beginning of year... $2,270 $   -- $--
         Addition (release) of allowance for losses  1,168  2,270  --
         Charge-offs, net of recoveries............     --     --  --
         Change in foreign exchange................     --     --  --
                                                    ------ ------ ---
         Allowance for losses, end of year......... $3,438 $2,270 $--
                                                    ====== ====== ===

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss), net of tax." Changes in these amounts include reclassification adjustments to exclude from "Accumulated other comprehensive income (loss), net of tax" those items that are included as part of "Net income" for a period that also had been part of "Accumulated other comprehensive income (loss), net of tax" in earlier periods. The amounts for the years ended December 31, net of taxes, are as follows:

                                                                                                               Accumulated
                                                                                                                  Other
                                                                                                              Comprehensive
                                                                                                              Income (Loss)
                                                                        Deferred                   Deferred   Related to Net
                                                        Net Unrealized   Policy    Policyholders' Income Tax    Unrealized
                                                        Gains (Losses) Acquisition    Account     (Liability)   Investment
                                                        on Investments    Costs       Balances      Benefit   Gains (Losses)
                                                        -------------- ----------- -------------- ----------- --------------
                                                                                   (in thousands)
Balance, January 1, 2004...............................     271,789      (121,365)      17,758      (60,495)      107,687

Net investment gains (losses) on investments arising
  during the period....................................     (72,565)           --           --       26,651       (45,914)
Purchase of fixed maturities from an affiliate (see
  Note 13).............................................       7,314            --           --       (2,560)        4,754
Cumulative effect of change in accounting
  principle............................................      27,505       (21,208)          --       (2,267)        4,030
Reclassification adjustment for gains (losses) included
  in net income........................................      (8,888)           --           --        3,111        (5,777)
Impact of net unrealized investment gains (losses) on
  deferred policy acquisition costs....................          --        11,592           --       (4,057)        7,535
Impact of net unrealized investment gains (losses) on
  policyholders' account balances......................          --            --        3,130         (918)        2,212
                                                          ---------     ---------     --------     --------     ---------
Balance, December 31, 2004.............................     225,155      (130,981)      20,888      (40,535)       74,527

Net investment gains (losses) on investments arising
  during the period....................................    (179,640)           --           --       62,491      (117,149)
Reclassification adjustment for gains (losses) included
  in net income........................................       1,534            --           --         (537)          997
Impact of net unrealized investment gains (losses) on
  deferred policy acquisition costs....................          --       103,437           --      (36,203)       67,234
Impact of net unrealized investment gains (losses) on
  policyholders' account balances......................          --            --      (10,783)       3,774        (7,009)
                                                          ---------     ---------     --------     --------     ---------
Balance, December 31, 2005.............................      47,049       (27,544)      10,105      (11,010)       18,600

Net investment gains (losses) on investments arising
  during the period....................................      76,107            --           --      (27,198)       48,909
Reclassification adjustment for gains (losses) included
  in net income........................................     (59,142)           --           --       20,700       (38,442)
Impact of net unrealized investment gains (losses) on
  deferred policy acquisition costs....................          --       (10,546)          --        3,691        (6,855)
Impact of net unrealized investment gains (losses) on
  policyholders' account balances......................          --            --        4,435       (1,552)        2,883
                                                          ---------     ---------     --------     --------     ---------
Balance, December 31, 2006.............................   $  64,014     $ (38,090)    $ 14,540     $(15,369)    $  25,095
                                                          =========     =========     ========     ========     =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)


The table below presents net unrealized gains on investments by asset class at December 31,

                                               2006    2005     2004
                                              ------- ------- --------
                                                   (in thousands)
         Fixed maturities, available for sale $60,760 $42,007 $221,599
         Other long-term investments.........   3,254   5,042    3,556
                                              ------- ------- --------
         Unrealized gains on investments..... $64,014 $47,049 $225,155
                                              ======= ======= ========

Included in other long-term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2006 and 2005 respectively:

                                                   Less than twelve       Twelve months
                                                        months               or more               Total
                                                 --------------------- ------------------- ---------------------
                                                   Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
                                                   Value      Losses    Value     Losses     Value      Losses
                                                 ---------- ---------- -------- ---------- ---------- ----------
                                                                         (in thousands)
Fixed maturities, available for sale: 2006

U.S. Treasury securities and obligations of U.S.
  government corporations and agencies           $   10,782  $    41   $  9,995  $   198   $   20,777  $   239
Foreign government bonds........................      5,695       15      2,663       45        8,358       60
Corporate securities............................    753,102    4,500    691,629   19,427    1,444,731   23,927
Mortgage-backed securities......................     25,626       68     37,363      861       62,989      929
                                                 ----------  -------   --------  -------   ----------  -------
Total........................................... $  795,205  $ 4,624   $741,650  $20,531   $1,536,855  $25,155
                                                 ==========  =======   ========  =======   ==========  =======
Fixed maturities, available for sale: 2005

U.S. Treasury securities and obligations of U.S.
  government corporations and agencies           $   69,355  $   148   $  3,882  $   124   $   73,237  $   272
Foreign government bonds........................        786        7        174        5          960       12
Corporate securities............................  2,272,623   41,195    331,991   10,302    2,604,614   51,497
Mortgage-backed securities......................    494,304    8,650     22,912      608      517,216    9,258
                                                 ----------  -------   --------  -------   ----------  -------
Total........................................... $2,837,068  $50,000   $358,959  $11,039   $3,196,027  $61,039
                                                 ==========  =======   ========  =======   ==========  =======

As of December 31, 2006, gross unrealized losses on fixed maturities totaled $25 million comprising 325 issuers. Of this amount, there was $4.6 million in the less than twelve months category comprising 149 issuers and $20.5 million in the greater than twelve months category comprising 176 issuers. There were 3 individual issuers with gross unrealized losses greater than $1 million. The gross unrealized losses of less than twelve months are comprised of $0.4 million of investment grade securities. Approximately $8 million of gross unrealized losses of twelve months or more were concentrated in the finance and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities was not warranted at December 31, 2006.

As of December 31, 2005, gross unrealized losses on fixed maturities totaled $61 million comprising 557 issuers. Of this amount, there was $50 million in the less than twelve months category comprising 444 issuers and $11 million in the greater than twelve months category comprising 113 issuers. There were 5 individual issuers with gross unrealized losses greater than $1.1 million. $48 million of gross unrealized losses of less than twelve months is comprised of investment grade securities. Approximately half of gross unrealized losses of twelve months or more were concentrated in the finance and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

(see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities was not warranted at December 31, 2005.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2006 and 2005, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $142 million and $393 million, respectively.

Fixed maturities of $4 million at December 31, 2006 and 2005 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                           2006        2005        2004
                                                        ----------  ----------  ----------
                                                                  (in thousands)
Balance, beginning of year............................. $1,663,003  $1,429,027  $1,380,710
Capitalization of commissions, sales and issue expenses    383,410     340,260     221,237
Amortization...........................................    (76,436)   (209,721)   (186,408)
Change in unrealized investment gains..................    (10,546)    103,437      11,592
Impact of adoption of SOP 03-1.........................         --          --       1,896
                                                        ----------  ----------  ----------
Balance, end of year................................... $1,959,431  $1,663,003  $1,429,027
                                                        ==========  ==========  ==========

Deferred acquisition costs include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Reinsurance Captive Company or "PARCC," discussed in Note 13 to the Consolidated Financial Statements below. Ceded capitalization in the above table amounted to $85 million, $69 million and $151 million in 2006, 2005 and 2004 respectively. Amortization amounted to $16 million, $17 million and $10 million in 2006, 2005 and 2004 respectively.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

5. POLICYHOLDERS' LIABILITIES


Future policy benefits at December 31, are as follows:

                                                       2006       2005
                                                    ---------- ----------
                                                       (in thousands)
       Life insurance - domestic................... $1,060,657 $  825,341
       Life insurance - Taiwan.....................    592,649    519,189
       Individual and group annuities..............     48,625     47,103
       Policy claims and other contract liabilities     63,558     55,084
                                                    ---------- ----------
       Total future policy benefits................ $1,765,489 $1,446,717
                                                    ========== ==========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities with life contingencies that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual and group annuities reserves range from 3.09% to 14.75%, with approximately 26.03% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience (except for certain group insurance coverages for which future policy benefits are equal to gross unearned premium reserves). The interest rates used in the determination of the present values range from 5.18% to 6.20%.

Policyholders' account balances at December 31, are as follows:

                                                                    2006       2005
                                                                 ---------- ----------
                                                                    (in thousands)
Interest-sensitive life contracts............................... $3,021,582 $2,720,876
Individual annuities............................................  1,650,069  2,080,547
Guaranteed investment contracts and guaranteed interest accounts    568,028    740,003
Dividend accumulations and other................................    244,242    252,317
                                                                 ---------- ----------
Total policyholders' account balances........................... $5,483,921 $5,793,743
                                                                 ========== ==========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3.00% to 5.05% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 1.00% to 12.00%, with less than 1.00% of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed investment contracts and guaranteed interest accounts range from 3.00% to 6.30%. Interest crediting rates range from 1.50% to 5.00% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance, with Prudential Insurance, Prudential of Taiwan, PARCC, UPARC and other companies, in order to provide risk diversification, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

6. REINSURANCE (continued)

the Company is considered to be remote.

Effective July 1, 2005, the Company entered into a coinsurance agreement with Pruco Reinsurance Ltd. (Pruco Re) providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after May 5, 2005 as well as for riders issued from March 15, 2005 forward on business in-force before March 15, 2005.

Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re. providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities.

Effective October 1, 2006, the Company entered into an agreement to reinsure its universal life policies having no-lapse guarantees with an affiliated company, Universal Prudential Arizona Reinsurance Captive (UPARC). UPARC reinsures 90% of the net amount of mortality at risk as well as 100% of the risk of uncollectable policy charges and fees associated with the no lapse provision of these policies.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements, including the Company's reinsurance of all its Taiwan business as of February 1, 2001, are described further in Note 13 of the Consolidated Financial Statements.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:

                                                     2006        2005        2004
                                                  ----------  ----------  ---------
                                                            (in thousands)
Direct premiums and policy charges and fee income $1,279,125  $1,159,167  $ 992,637
Reinsurance ceded................................   (687,916)   (556,706)  (307,866)
                                                  ----------  ----------  ---------
Premiums and policy charges and fee income.......    591,209     602,461  $ 684,771
                                                  ----------  ----------  ---------
Policyholders' benefits ceded.................... $  362,945  $  294,674  $ 129,125
                                                  ----------  ----------  ---------

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                    2006       2005
                                                 ----------  --------
                                                    (in thousands)
          Domestic life insurance - affiliated.. $  616,707  $416,073
          Domestic life insurance - unaffiliated       (632)   (2,436)
          Taiwan life insurance - affiliated....    592,649   519,189
                                                 ----------  --------
                                                 $1,208,724  $932,826
                                                 ==========  ========

Substantially all reinsurance contracts are with affiliates as of December 31, 2006 and 2005. These contracts are described further in Note 13 of the Consolidated Financial Statements.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                           2006           2005           2004
                                      -------------  -------------- -------------
                                                     (in thousands)
Life insurance face amount in force.. $ 307,804,610  $ 253,768,618  $ 204,016,616
Ceded................................  (271,758,791)  (221,900,847)  (179,108,664)
                                      -------------  -------------  -------------
Net amount of life insurance in force $  36,045,819  $  31,867,771  $  24,907,952
                                      =============  =============  =============

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

7. INCOME TAXES


The components of income tax expense (benefit) for the years ended December 31, are as follows:

                                           2006      2005      2004
                                         --------  --------  --------
                                                (in thousands)
         Current tax (benefit) expense:
            U.S......................... $ 89,030  $(30,108) $ 61,801
            State and local.............       --        --    (2,119)
            Foreign.....................        4        --        --
                                         --------  --------  --------
         Total..........................   89,034   (30,108)   59,682
                                         --------  --------  --------

         Deferred tax expense (benefit):
            U.S.........................  (26,572)   51,409   (31,944)
            State and local.............       --        --    (4,860)
                                         --------  --------  --------
         Total..........................  (26,572)   51,409   (36,804)
                                         --------  --------  --------
            Total income tax expense.... $ 62,462  $ 21,301  $ 22,878
                                         ========  ========  ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                     2006      2005      2004
                                                   --------  --------  --------
                                                          (in thousands)
Expected federal income tax expense............... $113,839  $ 88,276  $ 50,921
IRS settlement for examination period 1997 to 2001       --   (32,656)       --
State and local income taxes......................       --        --    (4,537)
Tax credits.......................................   (7,770)       --        --
Non taxable investment income.....................  (47,030)  (29,691)  (21,736)
Other.............................................    3,423    (4,628)   (1,770)
                                                   --------  --------  --------
Total income tax expense.......................... $ 62,462  $ 21,301  $ 22,878
                                                   ========  ========  ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                     2006     2005
                                                   -------- --------
                                                    (in thousands)
            Deferred tax assets
               Insurance reserves................. $119,145 $ 28,029
               Investments........................   15,411    9,709
               Other..............................   18,775    4,291
                                                   -------- --------
               Deferred tax assets................  153,331   42,029
                                                   -------- --------

            Deferred tax liabilities
               Deferred acquisition costs.........  518,262  428,692
               Net unrealized gains on securities.   19,589   13,076
               Other..............................   22,261   29,163
                                                   -------- --------
               Deferred tax liabilities...........  560,112  470,931
                                                   -------- --------
            Net deferred tax liability............ $406,781 $428,902
                                                   ======== ========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

7. INCOME TAXES (continued)


Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

The amount of income taxes paid by the Company is subject to ongoing audits in various jurisdictions. We reserve for our best estimate of potential payments/settlements to be made to the Internal Revenue Service (the "Service") and other taxing jurisdictions for audits ongoing or not yet commenced. In 2006, the Service completed all fieldwork with regards to its examination of the Company's federal income tax returns for tax years 2002-2003. The Company anticipates the final report being submitted to the Joint Committee on Taxation for their review during the first quarter of 2007. The statute of limitations for the 2002-2003 tax years expires in 2008. In addition, in January 2007 the Service began an examination of tax years 2004 through 2006.

The Company's liability for income taxes includes management's best estimate of potential payments and settlements for audit periods still subject to review by the Service or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to our liability for income taxes. Any such adjustment could be material to our results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period.

On January 26, 2006, the Internal Revenue Service ("IRS") officially closed the audit of the consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's statement of operations for the year ended December 31, 2005 includes an income tax benefit of $33 million, reflecting a reduction in the Company's liability for income taxes.

For tax year 2007, the Company has chosen to participate in the Service's new Compliance Assurance Program (the "CAP"). Under CAP, the Service assigns an examination team to review completed transactions contemporaneously during the 2007 tax year in order to reach agreement with the Company on how they should be reported in the tax return. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax return is filed. It is management's expectation this new program will significantly shorten the time period between when the Company files its federal income tax return and the Service completes its examination of the return.

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period including withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31, 2006 and 2005 the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                            December 31, 2006                        December 31, 2005
                                                 ---------------------------------------- ----------------------------------------
                                                                       At Annuitization /                       At Annuitization /
                                                 In the Event of Death  Accumulation (1)  In the Event of Death  Accumulation (1)
                                                 --------------------- ------------------ --------------------- ------------------
                                                             ( in thousands)                          ( in thousands)
Variable Annuity Contracts

Return of net deposits
Account value...................................      $ 3,646,205                 N/A          $ 2,707,932                 N/A
Net amount at risk..............................      $     1,834                 N/A          $     3,758                 N/A
   Average attained age of contractholders......         62 years                 N/A             62 years                 N/A

Minimum return or contract value
Account value...................................      $10,995,201         $ 4,980,649          $10,232,599         $ 3,247,771
Net amount at risk..............................      $   854,303         $     1,029          $ 1,189,296         $     1,013
   Average attained age of contractholders......         65 years            60 years             64 years            59 years
Average period remaining until earliest
  expected annuitization........................              N/A          5.00 years                  N/A          5.94 years

(1)Includes income and withdrawal benefits as described herein

                                                   Unadjusted Value      Adjusted Value     Unadjusted Value      Adjusted Value
Market value adjusted annuities                  --------------------- ------------------ --------------------- ------------------
Account value...................................      $   251,407         $   254,561          $   294,401         $   299,387

                                                   December 31, 2006   December 31, 2005
                                                 --------------------- ------------------
                                                          In the Event of Death
                                                 ----------------------------------------
                                                              (in thousands)
Variable Life, Variable Universal Life and
  Universal Life Contracts

No Lapse Guarantees
Separate account value..........................      $ 2,070,319         $ 1,869,123
General account value...........................      $   781,701         $   593,514
Net amount at risk..............................      $41,159,955         $39,173,240
Average attained age of contractholders.........         47 years            45 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                   December 31, 2006   December 31, 2005
                                                 --------------------- ------------------
                                                              (in thousands)
Equity funds....................................      $ 9,601,656         $ 9,464,782
Bond funds......................................          621,970             671,143
Balanced funds..................................        2,303,074             334,223
Money market funds..............................          289,776             228,471
Specialty funds.................................           83,967              44,265
                                                      -----------         -----------
   Total........................................      $12,900,443         $10,742,884
                                                      ===========         ===========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


In addition to the above mentioned amounts invested in separate account investment options, $1.741 billion and $2.197 billion of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options in 2006 and 2005 respectively.

Liabilities For Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts prior to reinsurance. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") and guaranteed minimum income withdrawal benefit ("GMIWB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum withdrawal benefits ("GMWB"), and guaranteed minimum income and withdrawals benefits ("GMIWB"), features are considered to be derivatives under SFAS
No. 133, and changes in the fair value of the derivative are recognized through "Realized investment gains (losses), net."

                                           GMDB     GMIB    GMIWB    Total
                                         --------  ------- ------  --------
                                                   (in thousands)
   Balance as of January 1, 2004........ $ 42,194    2,211     --  $ 44,405
      Incurred guarantee benefits/ (1)/.   24,700    5,214     --    29,914
      Paid guarantee benefits...........  (23,057)      --     --   (23,057)
                                         --------  ------- ------  --------
   Balance as of December 31, 2004...... $ 43,837  $ 7,425     --  $ 51,262
      Incurred guarantee benefits /(1)/.   25,021    4,941 (1,370)   28,592
      Paid guarantee benefits...........  (16,663)      --     --   (16,663)
                                         --------  ------- ------  --------
   Balance as of December 31, 2005...... $ 52,195  $12,366 (1,370) $ 63,191
      Incurred guarantee benefits /(1)/.   32,632    5,370 (6,966)   31,036
      Paid guarantee benefits...........  (15,779)      --     --   (15,779)
                                         --------  ------- ------  --------
   Balance as of December 31, 2006...... $ 69,048  $17,736 (8,336) $ 78,448
                                         ========  ======= ======  ========

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates effecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue, the present value of expected death benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability was determined by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with a related charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The present value of death benefits in excess of the projected account balance and the present value of total expected assessments for GMDB's were determined over a reasonable range of stochastically generated scenarios. For variable annuities and variable universal life, 5,000 scenarios were stochastically generated and, from these, 200 scenarios were selected using a sampling technique. For variable life, various scenarios covering a reasonable range were weighted based on a statistical lognormal model. For universal life, 1,000 scenarios were stochastically generated and selected.

The GMIWB feature provides a contractholder with two methods to receive guaranteed minimum payments over time--a "withdrawal" option and an "income" option. Each of these amounts is based on a "protected withdrawal value" (the "GMIWB Protected Withdrawal Value"). The initial GMIWB Protected Withdrawal Value is determined as of the date that the contractholder makes his/her first withdrawal under the annuity following the election of the GMIWB. The initial GMIWB Protected Withdrawal Value is equal to the greatest of three amounts, which, stated generally, are (a) account value, plus additional purchase payments and any credits, rolled up at a specified percentage for a period of time (b) account value as of the date of the first withdrawal and (c) a specified highest anniversary value. Under the withdrawal option, the Company guarantees that a specified percentage of the GMIWB Protected Withdrawal Value can be withdrawn each year until the GMIWB Protected Withdrawal Value has been exhausted. Under the income option, the Company guarantees that a lesser percentage of the GMIWB Protected Withdrawal Value can be withdrawn for life. As under the GMWB feature, the contractholder may elect to step-up the GMIWB Protected Withdrawal Value if, due to

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

positive market performance, the account value is greater than the current GMIWB Protected Withdrawal Value. The Company reinsurers 100% of its liability associated with GMIWB with affiliates.

Deferred Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                         2006      2005      2004
                                       --------  --------  --------
                                              (in thousands)
            Balance, beginning of year $139,012  $110,460  $ 79,143
            Capitalization............   57,302    43,349    43,286
            Amortization..............  (13,736)  (14,797)  (11,969)
                                       --------  --------  --------
            Balance, end of year...... $182,578  $139,012  $110,460
                                       ========  ========  ========

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to $499 million, $2 million, and ($4) million for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory surplus of the Company amounted to $1,020 million and $540 million at December 31, 2006 and 2005, respectively. The Company had statutory losses in 2003 primarily attributed to the surplus strain from new business, which results from higher commissions and selling expenses that are not deferred under statutory accounting, and from increases to reserves. During late 2003 and in 2004, the Company obtained reinsurance on the term life business from a captive affiliate, and in October 2006 obtained reinsurance on the portion of Universal life business containing no lapse guarantees, also from an affiliate. These reinsurance agreements mitigate surplus strain and are discussed further in Note 13 to the Consolidated Financial Statements.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company would be permitted a dividend distribution of up to $102 million without prior approval in 2007. There have been no dividend payments to the parent in 2006 or 2005.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Consolidated Financial Statements for a discussion of derivative instruments.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)


Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts

For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, carrying value approximates fair value. Investment contracts are reflected within "Policyholders' account balances."

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                                        2006                    2005
                                               ----------------------- -----------------------
                                                Carrying                Carrying
                                                 Value     Fair Value    Value     Fair Value
                                               ----------- ----------- ----------- -----------
                                                               (in thousands)
Financial assets:

Fixed maturities, available for sale.......... $ 4,911,274 $ 4,911,274 $ 6,158,528 $ 6,158,528
Policy loans..................................     915,060     973,206     879,156     962,729
Short-term investments........................      97,097      97,097     113,144     113,144
Commercial Loans..............................     508,094     508,094     269,161     269,161
Cash and cash equivalents.....................     485,199     485,199     158,010     158,010
Separate account assets.......................  21,952,272  21,952,272  19,094,129  19,094,129

Financial liabilities:

Investment contracts..........................   2,533,498   2,531,967   3,073,540   3,073,409
Cash collateral for loaned securities.........     134,982     134,982     389,794     389,794
Securities sold under agreements to repurchase      13,226      13,226      36,439      36,439
Short Term Debt to affiliates.................      25,348      25,348     105,596     105,596
Separate account liabilities.................. $21,952,272 $21,952,272 $19,094,129 $19,094,129

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

11. DERIVATIVE INSTRUMENTS


Types of Derivative Instruments and Derivative Strategies

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be specifically attributed to specific assets or liabilities or may be based on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk.

Currency derivatives, including currency swaps, are used by the Company to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in our investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using pricing models. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. The Company also sells certain universal life products that contain a no lapse guarantee provision. The Company entered into an agreement with an affiliate (See Note 13 to the Consolidated Financial Statements) to reinsure these guarantees. These reinsurance agreements are derivatives and have been accounted in the same manner as an embedded derivative.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

11. DERIVATIVE INSTRUMENTS (continued)


Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's over-the-counter derivative transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures and options are effected through regulated exchanges, and positions are settled on a daily basis, the Company has reduced exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company enters into over-the-counter derivative transactions with creditworthy counterparties pursuant to master agreements that provide for a netting of payments and receipts with a single counterparty. Substantially all of the Company's over-the-counter derivative contracts are transacted with an affiliate.

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $87 million of commercial loans in 2006. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $63 million in 2006.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing, administration and servicing, and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In these cases, we offer customers appropriate remediation and may incur charges and expenses, including the costs of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company's litigation and regulatory matters are subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. The Company may also be subject to litigation arising out of its general business activities, such as its investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against the Company and The Prudential Insurance Company of America and the Company. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Motions for a new trial, judgment notwithstanding the verdict and remittitur, were denied in June 2006. The Company's appeal with the Mississippi Supreme Court is pending.

The Company's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters, depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS


The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Beginning in 2003, general and administrative expenses also includes allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Prudential Insurance sponsors voluntary savings plans for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $2.6 million, $2.2 million and $2.3 million in 2006, 2005 and 2004 respectively.

The Company's share of net expense for the pension plans was $7.2 million, $4.6 million and $5.4 million in 2006, 2005 and 2004 respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

In accordance with a revenue sharing agreement with Prudential Investments LLC, the Company receives fee income from policyholders' account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance. The cash surrender value included in separate accounts for the COLI policies was $1.322 billion and $1.223 billion at December 31, 2006 and December 31, 2005, respectively. Fees related to the COLI policies were $20 million, $21 million and $13 million for the years ending December 31, 2006, 2005 and 2004.

Reinsurance with affiliates

Universal Prudential Arizona Reinsurance Company (UPARC)

Effective October 1, 2006, the Company entered into an agreement to reinsure universal life policies written by Pruco Life Insurance Company with no-lapse guarantees with an affiliated company, UPARC. UPARC reinsures 90% of the net amount of mortality at risk as well as 100% of the risk of uncollectable policy charges and fees associated with the no lapse provision of these policies. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. There was no net cost associated with the initial transactions.

Reinsurance recoverables related to this transaction were $5 million as of December 31, 2006. Premiums and benefits ceded to UPARC in 2006 were $8 million and $6 million respectively.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a yearly renewable term reinsurance treaty with Prudential Insurance.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)


Prudential Arizona Reinsurance Capitive Company (PARCC)

The Company reinsures with PARCC 90% of the risks under its term life insurance policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. There was no net cost associated with the initial transactions. Reinsurance recoverables related to this transaction were $556 million and $356 million as of December 31, 2006 and December 31, 2005, respectively. Premiums ceded to PARCC in 2006, 2005 and 2004 were $388 million and $297 million and $102 million, respectively. Benefits ceded in 2006, 2005 and 2004 were $144 million, $111 million, and $52 million respectively.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a coinsurance treaty with Pruco Re.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks, not otherwise reinsured. Reinsurance recoverables were $56 million and $60 million as of December 31, 2006 and December 31, 2005, respectively. Premiums and fees ceded to Prudential Insurance in 2006, 2005 and 2004 were $208 million, $178 million and $13 million, respectively. Benefits ceded in 2006, 2005 and 2004 were $199 million, $174 million and $28 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. During 2005, the Company entered into a coinsurance agreement with Prudential Insurance providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities prior to May 6, 2005 as part of its risk management and capital management strategies for annuities.

The Company has reinsured a group annuity contract, with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. In addition, there are two yearly renewable term agreements in which the Company may offer, and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Group annuities affiliated benefits ceded were $2 million in 2006, $2 million in 2005, and $2 million in 2004.

Pruco Reinsurance Ltd. (Pruco Re)

During 2005 and 2006, the Company entered into reinsurance agreements with Pruco Re as part of its risk management and capital management strategies for annuities. Effective July 1, 2005, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities on or after May 6, 2005. Effective
March 20, 2006, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Spousal Lifetime Five benefit feature sold on its annuities.

Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities.

Taiwan branch reinsurance agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a wholly owned subsidiary of Prudential Financial.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverables is established.

Affiliated premiums ceded for the periods ended December 31, 2006, 2005 and 2004 from the Taiwan coinsurance agreement were $84 million, $81 million and $85 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2006, 2005 and 2004 from the Taiwan coinsurance agreement were $15 million, $13 million and $12 million, respectively.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)


Included in the total affiliated reinsurance recoverables balances of $1,209 million and $935 million at December 31, 2006 and December 31, 2005, respectively, were reinsurance recoverables related to the Taiwan coinsurance agreement of $593 million and $519 million at December 31, 2006 and December 31, 2005, respectively.

Purchase of fixed maturities from an affiliate

During 2006 the company transferred fixed maturities securities, from the Company to an affiliate. The investments included public and private high yield bonds, private placement bonds, and mortgage loans. These securities were recorded at an amortized cost of $151 million and a fair value of $150 million. The net difference between historic amortized cost and the fair value, net of taxes was less than $1 million.

During 2004, the Company invested an additional $110 million in fixed maturities owned by Prudential Insurance, but reflected these investments at amortized cost of $99 million. The Company also sold $31 million of fixed maturities securities, recorded at an amortized cost of $29 million, to PARCC. The net difference between the historic amortized cost and the fair value, net of taxes for both of these transactions was $5 million and was recorded as a decrease to paid in capital as described above.

During 2003, the Company invested $112 million in the preferred stock of two Delaware corporations (the "DE Subs"), which were created to acquire municipal fixed maturity investments from an affiliate of the Company. The DE Subs are included in the Company's consolidated financial statements. Prudential Financial, Inc., the Company's ultimate parent company, owns a nominal common stock investment in each of the DE Subs.

During 2003, the DE Subs purchased municipal fixed maturity investments for $112 million, the acquisition-date fair value, but reflected the investments at historic amortized cost of the affiliate. The difference between the historic amortized cost and the fair value, net of taxes was reflected as a reduction to paid-in-capital. The fixed maturity investments are categorized in the Company's consolidated balance sheet as available-for-sale debt securities, and are therefore carried at fair value, with the difference between amortized cost and fair value reflected in accumulated other comprehensive income.

In addition, in 2003 the Company also purchased corporate fixed maturities with a fair value of $52 million from the same affiliate. These investments were reflected in the same manner as is described above, with the difference between the historic amortized cost and the fair value, net of taxes reflected as a reduction of paid-in-capital with an offsetting increase to accumulated other comprehensive income. The difference between the historic amortized cost and the fair value, net of taxes for both the municipal securities and the corporate securities was $8 million.

Debt Agreements

The Company has an agreement with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $600 million. There was $25 million of debt outstanding to Prudential Funding, LLC as of December 31, 2006 as compared to $106 million at December 31, 2005. Interest expense related to this agreement was $3 million in 2006 and $4 million in 2005, with related interest charged at a variable rate of 3.06% to 5.32%. As of December 31, 2006 and December 31, 2005, there was $148 million and $426 million, respectively, of asset-based financing.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)


The unaudited quarterly results of operations for the years ended December 31, 2006 and 2005 are summarized in the table below:

                                               Three months ended (in thousands)
                                           ------------------------------------------
                                           March 31 June 30  September 30 December 31
                                           -------- -------- ------------ -----------
2006
Total revenues............................ $244,962 $226,855   $210,515    $284,109
Total benefits and expenses...............  203,567  202,608     31,204     203,808
Income from operations before income taxes   41,395   24,247    179,311      80,301
Net income................................   35,333   22,938    138,991      65,530
                                           ======== ========   ========    ========

2005
Total revenues............................ $256,747 $245,683   $268,888    $263,969
Total benefits and expenses...............  208,299  189,876    179,095     205,801
Income from operations before income taxes   48,448   55,807     89,793      58,168
Net income................................   49,159   42,223     95,920      43,613
                                           ======== ========   ========    ========

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006





                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                                                       PRUDENTIAL    PRUDENTIAL
                                 PRUDENTIAL       PRUDENTIAL                            FLEXIBLE    CONSERVATIVE
                                MONEY MARKET   DIVERSIFIED BOND   PRUDENTIAL EQUITY     MANAGED       BALANCED
                                  PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO      PORTFOLIO
                                ------------   ----------------   -----------------   -----------   ------------


ASSETS
  Investment in the
     portfolios, at value.....  $258,478,469     $334,596,857        $417,027,266     $27,704,191    $40,994,822
                                ------------     ------------        ------------     -----------    -----------
  Net Assets..................  $258,478,469     $334,596,857        $417,027,266     $27,704,191    $40,994,822
                                ============     ============        ============     ===========    ===========

NET ASSETS, representing:
  Accumulation units..........  $258,478,469     $334,596,857        $417,027,266     $27,704,191    $40,994,822
                                ------------     ------------        ------------     -----------    -----------
                                $258,478,469     $334,596,857        $417,027,266     $27,704,191    $40,994,822
                                ============     ============        ============     ===========    ===========

  Units outstanding...........   223,442,335      203,399,251         215,287,865      15,162,765     23,409,828
                                ============     ============        ============     ===========    ===========

  Portfolio shares held.......    25,847,847       30,838,420          15,192,250       1,508,943      2,528,983
  Portfolio net asset value
     per share................  $      10.00     $      10.85        $      27.45     $     18.36    $     16.21
  Investment in portfolio
     shares, at cost..........  $258,478,469     $341,795,965        $410,849,545     $26,354,763    $38,816,237


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                 --------------------------------------------------------------------------------
                                                                                        PRUDENTIAL    PRUDENTIAL
                                  PRUDENTIAL       PRUDENTIAL                            FLEXIBLE    CONSERVATIVE
                                 MONEY MARKET   DIVERSIFIED BOND   PRUDENTIAL EQUITY     MANAGED       BALANCED
                                   PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO      PORTFOLIO
                                 ------------   ----------------   -----------------   -----------   ------------


INVESTMENT INCOME
  Dividend income..............  $ 11,391,108     $ 17,171,368         $ 4,382,364      $  567,549     $1,127,125
                                 ------------     ------------        ------------     -----------    -----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration........     3,614,684        4,919,167           6,058,617         387,862        592,133
                                 ------------     ------------        ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)...     7,776,424       12,252,201          (1,676,253)        179,687        534,992
                                 ------------     ------------        ------------     -----------    -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
     received..................             0        3,390,503                   0         413,599         94,797
  Realized gain (loss) on
     shares redeemed...........             0       (1,917,204)         (4,870,322)        (95,219)       (22,801)
  Net change in unrealized gain
     (loss) on investments.....             0       (2,049,948)         49,868,964       2,311,472      2,978,213
                                 ------------     ------------        ------------     -----------    -----------

NET GAIN (LOSS) ON
  INVESTMENTS..................             0         (576,649)         44,998,642       2,629,852      3,050,209
                                 ------------     ------------        ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................   $ 7,776,424      $11,675,552        $ 43,322,389     $ 2,809,539    $ 3,585,201
                                 ============     ============        ============     ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A1

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                PRUDENTIAL
                            PRUDENTIAL PRUDENTIAL                                  SMALL
 PRUDENTIAL PRUDENTIAL HIGH  NATURAL      STOCK                    PRUDENTIAL CAPITALIZATION T. ROWE PRICE
    VALUE      YIELD BOND   RESOURCES     INDEX      PRUDENTIAL     JENNISON       STOCK     INTERNATIONAL
  PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO GLOBAL PORTFOLIO  PORTFOLIO    PORTFOLIO  STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------



$465,824,298  $185,506,458 $18,424,902$631,249,928  $140,710,205  $525,272,680 $118,332,163   $44,783,928
------------  ------------ -----------------------  ------------  ------------ ------------   -----------
$465,824,298  $185,506,458 $18,424,902$631,249,928  $140,710,205  $525,272,680 $118,332,163   $44,783,928
============  ============ =======================  ============  ============ ============   ===========


$465,824,298  $185,506,458 $18,424,902$631,249,928  $140,710,205  $525,272,680 $118,332,163   $44,783,928
------------  ------------ -----------------------  ------------  ------------ ------------   -----------
$465,824,298  $185,506,458 $18,424,902$631,249,928  $140,710,205  $525,272,680 $118,332,163   $44,783,928
============  ============ =======================  ============  ============ ============   ===========

 186,032,754   111,866,241   2,954,361 353,178,451    76,283,837   323,559,966   43,382,910    29,145,102
============  ============ =======================  ============  ============ ============   ===========

  17,772,770    34,804,214     403,436  17,711,839     6,245,460    24,929,885    5,080,814     2,492,150
$      26.21  $       5.33 $     45.67$      35.64  $      22.53  $      21.07 $      23.29   $     17.97

$372,068,760  $224,052,395 $10,893,789$572,241,310  $119,800,537  $555,676,402 $ 81,474,757   $32,568,828





                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                                   PRUDENTIAL
                            PRUDENTIAL  PRUDENTIAL                                    SMALL
 PRUDENTIAL PRUDENTIAL HIGH   NATURAL      STOCK                     PRUDENTIAL  CAPITALIZATION T. ROWE PRICE
    VALUE      YIELD BOND    RESOURCES     INDEX      PRUDENTIAL      JENNISON        STOCK     INTERNATIONAL
  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO GLOBAL PORTFOLIO   PORTFOLIO     PORTFOLIO  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------



 $ 6,396,864   $14,848,591  $   360,475 $ 9,776,292   $   882,299  $    1,547,884  $   682,266    $  493,213
------------  ------------ ------------------------  ------------  -------------- ------------   -----------




   6,397,048     2,670,814      260,084   9,241,149     1,990,446       8,023,849    1,699,687       590,060
------------  ------------ ------------------------  ------------  -------------- ------------   -----------

        (184)   12,177,777      100,391     535,143    (1,108,147)     (6,475,965)  (1,017,421)      (96,847)
------------  ------------ ------------------------  ------------  -------------- ------------   -----------



  15,472,976             0    2,906,033   1,787,812             0               0    5,781,766       147,964

  10,197,654    (8,755,571)   1,350,198   1,129,663     1,573,523     (11,372,036)   6,477,477     1,272,241

  48,675,780    12,565,141   (1,007,919) 77,661,875    21,867,218      16,651,377    3,596,628     5,507,085
------------  ------------ ------------------------  ------------  -------------- ------------   -----------

  74,346,410     3,809,570    3,248,312  80,579,350    23,440,741       5,279,341   15,855,871     6,927,290
------------  ------------ ------------------------  ------------  -------------- ------------   -----------



$ 74,346,226  $ 15,987,347 $  3,348,703$ 81,114,493  $ 22,332,594    $ (1,196,624)$ 14,838,450   $ 6,830,443
============  ============ ========================  ============  ============== ============   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A2

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006





                                                                  SUBACCOUNTS
                                        ---------------------------------------------------------------


                                        T. ROWE PRICE    PREMIER VIT      PREMIER VIT
                                        EQUITY INCOME   OPCAP MANAGED   OPCAP SMALL CAP   AIM V.I. CORE
                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       EQUITY FUND
                                        -------------   -------------   ---------------   -------------


ASSETS
  Investment in the portfolios, at
     value............................   $148,936,059    $155,330,861     $80,471,613      $188,149,333
                                         ------------    ------------     -----------      ------------
  Net Assets..........................   $148,936,059    $155,330,861     $80,471,613      $188,149,333
                                         ============    ============     ===========      ============

NET ASSETS, representing:
  Accumulation units..................   $148,936,059    $155,330,861     $80,471,613      $188,149,333
                                         ------------    ------------     -----------      ------------
                                         $148,936,059    $155,330,861     $80,471,613      $188,149,333
                                         ============    ============     ===========      ============

  Units outstanding...................     63,395,065      91,386,293      31,548,569       105,518,881
                                         ============    ============     ===========      ============

  Portfolio shares held...............      5,995,816       3,744,717       2,190,300         6,912,172
  Portfolio net asset value per
     share............................   $      24.84    $      41.48     $     36.74      $      27.22
  Investment in portfolio shares, at
     cost.............................   $114,931,309    $153,301,328     $59,011,927      $167,939,433


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                  SUBACCOUNTS
                                        ---------------------------------------------------------------


                                        T. ROWE PRICE    PREMIER VIT      PREMIER VIT
                                        EQUITY INCOME   OPCAP MANAGED   OPCAP SMALL CAP   AIM V.I. CORE
                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       EQUITY FUND
                                        -------------   -------------   ---------------   -------------


INVESTMENT INCOME
  Dividend income.....................    $ 2,277,825     $ 2,932,437     $         0       $ 1,015,337
                                         ------------    ------------     -----------      ------------

EXPENSES
  Charges to contract owners for
     assuming mortality
     risk and expense risk and for
     administration...................      2,038,830       2,257,569       1,099,945         2,101,540
                                         ------------    ------------     -----------      ------------

NET INVESTMENT INCOME (LOSS)..........        238,995         674,868      (1,099,945)       (1,086,203)
                                         ------------    ------------     -----------      ------------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received.........................      3,986,181      18,127,497       4,436,896                 0
  Realized gain (loss) on shares
     redeemed.........................      5,047,834        (919,479)      3,287,890         1,524,131
  Net change in unrealized gain (loss)
     on investments...................     14,185,714      (5,355,665)      9,542,066        18,652,413
                                         ------------    ------------     -----------      ------------

NET GAIN (LOSS) ON INVESTMENTS........     23,219,729      11,852,353      17,266,852        20,176,544
                                         ------------    ------------     -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS........   $ 23,458,724    $ 12,527,221     $16,166,907      $ 19,090,341
                                         ============    ============     ===========      ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A3

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN      JANUS ASPEN                                                             FRANKLIN
  LARGE CAP      INTERNATIONAL                                                            SMALL -
  GROWTH -    GROWTH PORTFOLIO -    MFS VIT -                 CREDIT SUISSE   AMERICAN    MID CAP      PRUDENTIAL
INSTITUTIONAL    INSTITUTIONAL    RESEARCH BOND  MFS EMERGING  TRUST GLOBAL  CENTURY VP    GROWTH    JENNISON 20/20
    SHARES           SHARES           SERIES    GROWTH SERIES   SMALL CAP    VALUE FUND  SECURITIES FOCUS PORTFOLIO
------------- ------------------- ------------- ------------- ------------- ----------- ----------- ---------------



 $114,154,665     $242,355,098     $36,354,185   $ 97,349,876  $22,592,588  $57,938,444 $45,925,294   $85,221,434
 ------------     ------------     -----------   ------------  -----------  ----------- -----------   -----------
 $114,154,665     $242,355,098     $36,354,185   $ 97,349,876  $22,592,588  $57,938,444 $45,925,294   $85,221,434
 ============     ============     ===========   ============  ===========  =========== ===========   ===========


 $114,154,665     $242,355,098     $36,354,185   $ 97,349,876  $22,592,588  $57,938,444 $45,925,294   $85,221,434
 ------------     ------------     -----------   ------------  -----------  ----------- -----------   -----------
 $114,154,665     $242,355,098     $36,354,185   $ 97,349,876  $22,592,588  $57,938,444 $45,925,294   $85,221,434
 ============     ============     ===========   ============  ===========  =========== ===========   ===========

   73,095,965       70,570,773      22,866,748     66,215,124   15,775,801   26,126,227  27,563,919    52,650,757
 ============     ============     ===========   ============  ===========  =========== ===========   ===========

    4,937,486        4,732,574       2,015,199      4,716,564    1,540,054    6,629,113   2,075,251     5,323,013
 $      23.12     $      51.21     $     18.04   $      20.64  $     14.67  $      8.74 $     22.13   $     16.01
 $129,879,209     $123,719,475     $34,310,430   $108,651,346  $20,955,197  $45,418,995 $46,412,020   $61,759,874





                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN      JANUS ASPEN                                                             FRANKLIN
  LARGE CAP      INTERNATIONAL                                                            SMALL -
  GROWTH -    GROWTH PORTFOLIO -    MFS VIT -                 CREDIT SUISSE   AMERICAN    MID CAP      PRUDENTIAL
INSTITUTIONAL    INSTITUTIONAL    RESEARCH BOND  MFS EMERGING  TRUST GLOBAL  CENTURY VP    GROWTH    JENNISON 20/20
    SHARES           SHARES           SERIES    GROWTH SERIES   SMALL CAP    VALUE FUND  SECURITIES FOCUS PORTFOLIO
------------- ------------------- ------------- ------------- ------------- ----------- ----------- ---------------



  $   563,113      $ 4,234,494      $  195,997    $         0   $        0   $  792,182  $        0   $   325,404
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------



    1,656,858        3,017,683         524,828      1,431,904      326,848      776,426     679,858     1,131,481
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------

   (1,093,745)       1,216,811        (328,831)    (1,431,904)    (326,848)      15,756    (679,858)     (806,077)
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------



            0                0               0              0            0    4,997,207           0     5,034,775
   (5,229,424)      14,521,850         (69,728)    (3,736,670)      52,275    1,628,883    (559,789)    2,036,044

   17,377,071       64,954,734       3,563,195     11,368,719    2,859,637    2,142,988   4,644,399     3,295,743
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------

   12,147,647       79,476,584       3,493,467      7,632,049    2,911,912    8,769,078   4,084,610    10,366,562
 ------------     ------------     -----------    -----------  -----------  ----------- -----------   -----------


 $ 11,053,902     $ 80,693,395     $ 3,164,636    $ 6,200,145  $ 2,585,064  $ 8,784,834 $ 3,404,752   $ 9,560,485
 ============     ============     ===========    ===========  ===========  =========== ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A4

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006





                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                 PRUDENTIAL                                          PRUDENTIAL SP
                                 DIVERSIFIED                                          T.ROWE PRICE
                                CONSERVATIVE                                           LARGE-CAP     PRUDENTIAL SP
                                   GROWTH           DAVIS        ALLIANCEBERNSTEIN       GROWTH       DAVIS VALUE
                                  PORTFOLIO    VALUE PORTFOLIO    LARGE CAP GROWTH     PORTFOLIO       PORTFOLIO
                                ------------   ---------------   -----------------   -------------   -------------


ASSETS
  Investment in the
     portfolios, at value.....  $131,993,441     $72,077,204        $ 9,727,322       $60,243,701     $250,552,962
                                ------------     -----------        -----------       -----------     ------------
  Net Assets..................  $131,993,441     $72,077,204        $ 9,727,322       $60,243,701     $250,552,962
                                ============     ===========        ===========       ===========     ============

NET ASSETS, representing:
  Accumulation units..........  $131,993,441     $72,077,204        $ 9,727,322       $60,243,701     $250,552,962
                                ------------     -----------        -----------       -----------     ------------
                                $131,993,441     $72,077,204        $ 9,727,322       $60,243,701     $250,552,962
                                ============     ===========        ===========       ===========     ============

  Units outstanding...........    92,716,714      57,391,108         15,195,034        54,219,489      168,112,891
                                ============     ===========        ===========       ===========     ============

  Portfolio shares held.......    10,944,730       4,943,567            368,878         8,402,190       20,896,828
  Portfolio net asset value
     per share................  $      12.06     $     14.58        $     26.37       $      7.17     $      11.99
  Investment in portfolio
     shares, at cost..........  $111,323,634     $52,481,444        $ 9,199,252       $54,664,653     $196,686,033


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                   SUBACCOUNTS
                                 ------------------------------------------------------------------------------
                                  PRUDENTIAL                                      PRUDENTIAL SP
                                  DIVERSIFIED                                      T.ROWE PRICE
                                 CONSERVATIVE                                       LARGE-CAP     PRUDENTIAL SP
                                    GROWTH      DAVIS VALUE   ALLIANCEBERNSTEIN       GROWTH       DAVIS VALUE
                                   PORTFOLIO     PORTFOLIO     LARGE CAP GROWTH     PORTFOLIO       PORTFOLIO
                                 ------------   -----------   -----------------   -------------   -------------


INVESTMENT INCOME
  Dividend income..............  $  4,533,283    $  520,988        $       0        $         0     $ 1,991,114
                                 ------------   -----------      -----------       ------------    ------------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration........     1,898,387       957,220          145,636            955,441       3,965,216
                                 ------------   -----------      -----------       ------------    ------------

NET INVESTMENT INCOME (LOSS)...     2,634,896      (436,232)        (145,636)          (955,441)     (1,974,102)
                                 ------------   -----------      -----------       ------------    ------------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
     received..................       581,739             0                0          7,445,996       4,014,858
  Realized gain (loss) on
     shares redeemed...........     2,860,658     2,074,119           74,305            508,628       6,588,104
  Net change in unrealized gain
     (loss) on investments.....     1,062,198     7,117,647         (232,820)        (4,651,390)     21,436,987
                                 ------------   -----------      -----------       ------------    ------------

NET GAIN (LOSS) ON
  INVESTMENTS..................     4,504,595     9,191,766         (158,515)         3,303,234      32,039,949
                                 ------------   -----------      -----------       ------------    ------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................    $7,139,491   $ 8,755,534      $  (304,151)      $  2,347,793    $ 30,065,847
                                 ============   ===========      ===========       ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A5

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------

                                                                      JANUS ASPEN
 PRUDENTIAL SP    PRUDENTIAL SP    PRUDENTIAL SP   PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP
SMALL CAP VALUE     SMALL-CAP       PIMCO TOTAL      PIMCO HIGH   GROWTH PORTFOLIO -     LARGE CAP    AIM CORE EQUITY
   PORTFOLIO    GROWTH PORTFOLIO RETURN PORTFOLIO YIELD PORTFOLIO    SERVICE SHARES   VALUE PORTFOLIO    PORTFOLIO
--------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------



  $221,323,444     $41,332,188     $430,528,839     $186,032,027      $22,717,351       $101,040,462    $29,520,743
  ------------     -----------     ------------     ------------      -----------       ------------    -----------
  $221,323,444     $41,332,188     $430,528,839     $186,032,027      $22,717,351       $101,040,462    $29,520,743
  ============     ===========     ============     ============      ===========       ============    ===========


  $221,323,444     $41,332,188     $430,528,839     $186,032,027      $22,717,351       $101,040,462    $29,520,743
  ------------     -----------     ------------     ------------      -----------       ------------    -----------
  $221,323,444     $41,332,188     $430,528,839     $186,032,027      $22,717,351       $101,040,462    $29,520,743
  ============     ===========     ============     ============      ===========       ============    ===========

   132,315,502      37,498,281      361,784,987      130,998,155       22,671,183         67,052,844     25,836,972
  ============     ===========     ============     ============      ===========       ============    ===========

    16,178,614       5,555,402       38,647,113       18,008,909          994,630          7,619,944      3,565,307
  $      13.68     $      7.44     $      11.14     $      10.33      $     22.84       $      13.26    $      8.28
  $201,858,411     $35,198,575     $435,447,455     $183,934,317      $19,355,085       $ 76,273,228    $24,297,061





                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------

                                                                      JANUS ASPEN
 PRUDENTIAL SP    PRUDENTIAL SP    PRUDENTIAL SP   PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP
SMALL CAP VALUE     SMALL-CAP       PIMCO TOTAL      PIMCO HIGH   GROWTH PORTFOLIO -     LARGE CAP    AIM CORE EQUITY
   PORTFOLIO    GROWTH PORTFOLIO RETURN PORTFOLIO YIELD PORTFOLIO    SERVICE SHARES   VALUE PORTFOLIO    PORTFOLIO
--------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------



  $  1,198,003     $        0       $18,864,614     $13,649,171        $   61,865        $ 1,360,110     $  269,827
  ------------     ----------       -----------     -----------       -----------       ------------    -----------




     3,547,695        672,905         7,004,765       3,012,241           355,783          1,616,780        465,959
  ------------     ----------       -----------     -----------       -----------       ------------    -----------

    (2,349,692)      (672,905)       11,859,849      10,636,930          (293,918)          (256,670)      (196,132)
  ------------     ----------       -----------     -----------       -----------       ------------    -----------



    36,429,250              0                 0       1,714,194                 0          5,081,336      1,596,679

     2,811,424        831,740        (1,222,088)         (1,061)          475,493          4,631,394        664,648

   (10,028,572)     3,809,234        (1,890,850)      1,543,842         1,792,943          6,079,139      1,718,731
  ------------     ----------       -----------     -----------       -----------       ------------    -----------

    29,212,102      4,640,974        (3,112,938)      3,256,975         2,268,436         15,791,869      3,980,058
  ------------     ----------       -----------     -----------       -----------       ------------    -----------



  $ 26,862,410     $3,968,069       $ 8,746,911     $13,893,905       $ 1,974,518       $ 15,535,199    $ 3,783,926
  ============     ==========       ===========     ===========       ===========       ============    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A6

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006





                                                                    SUBACCOUNTS
                               -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                  STRATEGIC     PRUDENTIAL SP                        PRUDENTIAL SP     PRUDENTIAL SP
                                  PARTNERS         MID CAP        SP PRUDENTIAL      CONSERVATIVE     BALANCED ASSET
                               FOCUSED GROWTH       GROWTH        U.S. EMERGING    ASSET ALLOCATION     ALLOCATION
                                  PORTFOLIO       PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO
                               --------------   -------------   ----------------   ----------------   --------------


ASSETS
  Investment in the
     portfolios, at value....    $30,789,188     $103,543,580     $154,141,359       $592,998,075     $1,280,734,568
                                 -----------     ------------     ------------       ------------     --------------
  Net Assets.................    $30,789,188     $103,543,580     $154,141,359       $592,998,075     $1,280,734,568
                                 ===========     ============     ============       ============     ==============

NET ASSETS, representing:
  Accumulation units.........    $30,789,188     $103,543,580     $154,141,359       $592,998,075     $1,280,734,568
                                 -----------     ------------     ------------       ------------     --------------
                                 $30,789,188     $103,543,580     $154,141,359       $592,998,075     $1,280,734,568
                                 ===========     ============     ============       ============     ==============

  Units outstanding..........     28,856,523       99,309,567      103,548,936        376,139,981        710,506,570
                                 ===========     ============     ============       ============     ==============

  Portfolio shares held......      4,110,706       14,645,485       19,291,785         50,857,468        110,503,414
  Portfolio net asset value
     per share...............    $      7.49     $       7.07     $       7.99       $      11.66     $        11.59
  Investment in portfolio
     shares, at cost.........    $27,712,073     $ 88,532,757     $130,444,979       $531,290,726     $1,091,340,415


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                               -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                  STRATEGIC     PRUDENTIAL SP                        PRUDENTIAL SP     PRUDENTIAL SP
                                  PARTNERS         MID CAP        SP PRUDENTIAL      CONSERVATIVE     BALANCED ASSET
                               FOCUSED GROWTH       GROWTH        U.S. EMERGING    ASSET ALLOCATION     ALLOCATION
                                  PORTFOLIO       PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO
                               --------------   -------------   ----------------   ----------------   --------------


INVESTMENT INCOME
  Dividend income............    $         0     $         0       $       343        $20,700,559      $ 32,845,434
                                 -----------     -----------       -----------        -----------      ------------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk
     and for administration..        497,896       1,854,302         2,511,809         10,208,886        22,603,647
                                 -----------     -----------       -----------        -----------      ------------

NET INVESTMENT INCOME
  (LOSS).....................       (497,896)     (1,854,302)       (2,511,466)        10,491,673        10,241,787
                                 -----------     -----------       -----------        -----------      ------------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received................      2,119,931               0        12,328,044          9,020,871        20,728,207
  Realized gain (loss) on
     shares redeemed.........        670,175       4,087,269         4,041,731          7,027,890        20,153,371
  Net change in unrealized
     gain (loss) on
     investments.............     (3,152,375)     (6,466,361)       (2,440,923)        12,609,400        54,338,488
                                 -----------     -----------       -----------        -----------      ------------

NET GAIN (LOSS) ON
     INVESTMENTS.............       (362,269)     (2,379,092)       13,928,852         28,658,161        95,220,066
                                 -----------     -----------       -----------        -----------      ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.........    $  (860,165)    $(4,233,394)      $11,417,386        $39,149,834      $105,461,853
                                 ===========     ===========       ===========        ===========      ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A7

                                 SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------
               PRUDENTIAL SP
 PRUDENTIAL SP   AGGRESSIVE
 GROWTH ASSET   GROWTH ASSET   PRUDENTIAL SP   PRUDENTIAL SP
  ALLOCATION     ALLOCATION    INTERNATIONAL   INTERNATIONAL   EVERGREEN VA EVERGREEN VA
   PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO VALUE PORTFOLIO BALANCED FUND  GROWTH FUND
-------------- ------------- ---------------- --------------- ------------- ------------



$1,137,565,819  $159,375,227   $104,182,935     $107,560,931    $1,270,976   $1,386,395
--------------  ------------   ------------     ------------    ----------   ----------
$1,137,565,819  $159,375,227   $104,182,935     $107,560,931    $1,270,976   $1,386,395
==============  ============   ============     ============    ==========   ==========


$1,137,565,819  $159,375,227   $104,182,935     $107,560,931    $1,270,976   $1,386,395
--------------  ------------   ------------     ------------    ----------   ----------
$1,137,565,819  $159,375,227   $104,182,935     $107,560,931    $1,270,976   $1,386,395
==============  ============   ============     ============    ==========   ==========

   550,336,999   100,341,179     67,133,774       64,526,904       971,396      804,833
==============  ============   ============     ============    ==========   ==========

   101,841,166    15,309,820     12,552,161        9,435,169        83,893       88,871
$        11.17  $      10.41   $       8.30     $      11.40    $    15.15   $    15.60

$  929,461,373  $124,279,186   $ 80,453,411     $ 76,194,140    $1,098,833   $1,079,300





                                SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------
              PRUDENTIAL SP
PRUDENTIAL SP   AGGRESSIVE
 GROWTH ASSET  GROWTH ASSET   PRUDENTIAL SP   PRUDENTIAL SP
  ALLOCATION    ALLOCATION    INTERNATIONAL   INTERNATIONAL   EVERGREEN VA EVERGREEN VA
  PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO VALUE PORTFOLIO BALANCED FUND  GROWTH FUND
------------- ------------- ---------------- --------------- ------------- ------------



 $ 21,027,449  $ 3,005,733     $ 1,700,700     $ 1,368,776      $30,624      $      0
 ------------  -----------     -----------     -----------      -------      --------




   20,555,728    2,618,855       1,527,092       1,522,432       21,534        22,565
 ------------  -----------     -----------     -----------      -------      --------

      471,721      386,878         173,608        (153,656)       9,090       (22,565)
 ------------  -----------     -----------     -----------      -------      --------



   16,698,104    3,770,998       6,926,970       1,116,378            0        63,010

   21,984,237    4,507,293       3,003,521       3,553,045       23,457        48,518

   74,917,309    9,665,867       6,419,977      17,714,987       61,016        40,683
 ------------  -----------     -----------     -----------      -------      --------


  113,599,650   17,944,158      16,350,468      22,384,410       84,473       152,211
 ------------  -----------     -----------     -----------      -------      --------



 $114,071,371  $18,331,036     $16,524,076     $22,230,754      $93,563      $129,646
 ============  ===========     ===========     ===========      =======      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A8

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006





                                                                     SUBACCOUNTS
                                           --------------------------------------------------------------

                                                           EVERGREEN VA     EVERGREEN VA    EVERGREEN VA
                                           EVERGREEN VA   SPECIAL VALUES   INTERNATIONAL     FUNDAMENTAL
                                            OMEGA FUND         FUND         EQUITY FUND    LARGE CAP FUND
                                           ------------   --------------   -------------   --------------


ASSETS
  Investment in the portfolios, at
     value...............................   $2,961,621      $4,790,145       $2,192,793      $4,140,178
                                            ----------      ----------       ----------      ----------
  Net Assets.............................   $2,961,621      $4,790,145       $2,192,793      $4,140,178
                                            ==========      ==========       ==========      ==========

NET ASSETS, representing:
  Accumulation units.....................   $2,961,621      $4,790,145       $2,192,793      $4,140,178
                                            ----------      ----------       ----------      ----------
                                            $2,961,621      $4,790,145       $2,192,793      $4,140,178
                                            ==========      ==========       ==========      ==========

  Units outstanding......................    1,985,784       2,499,178          129,829         312,057
                                            ==========      ==========       ==========      ==========

  Portfolio shares held..................      166,383         276,408          135,525         211,234
  Portfolio net asset value per share....   $    17.80      $    17.33       $    16.18      $    19.60
  Investment in portfolio shares, at
     cost................................   $2,424,289      $4,152,114       $1,708,976      $3,339,983


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                           --------------------------------------------------------------

                                                           EVERGREEN VA     EVERGREEN VA    EVERGREEN VA
                                           EVERGREEN VA   SPECIAL VALUES   INTERNATIONAL     FUNDAMENTAL
                                            OMEGA FUND         FUND         EQUITY FUND    LARGE CAP FUND
                                           ------------   --------------   -------------   --------------


INVESTMENT INCOME
  Dividend income........................    $      0        $ 34,579         $ 74,810        $ 49,730
                                             --------        --------         --------        --------

EXPENSES
  Charges to contract owners for assuming
     mortality risk and expense risk and
     for administration..................      50,455          73,625           33,721          67,410
                                             --------        --------         --------        --------

NET INVESTMENT INCOME (LOSS).............     (50,455)        (39,046)          41,089         (17,680)
                                             --------        --------         --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
  Capital gains distributions received...           0         525,613          103,237          65,793
  Realized gain (loss) on shares
     redeemed............................      72,435         129,556           68,595          99,095
  Net change in unrealized gain (loss) on
     investments.........................      99,631         132,620          166,814         268,009
                                             --------        --------         --------        --------

NET GAIN (LOSS) ON INVESTMENTS...........     172,066         787,789          338,646         432,897
                                             --------        --------         --------        --------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...........    $121,611        $748,743         $379,735        $415,217
                                             ========        ========         ========        ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A9

                                  SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------
       AST         AST AMERICAN     AST AMERICAN
ALLIANCEBERNSTEIN CENTURY INCOME CENTURY STRATEGIC  AST COHEN &  AST GLOBAL     AST DEAM
 GROWTH & INCOME     & GROWTH         BALANCED     STEERS REALTY ALLOCATION    LARGE-CAP
    PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO VALUE PORTFOLIO
----------------- -------------- ----------------- ------------- ---------- ---------------



    $6,826,722      $5,128,138       $2,875,307     $21,307,610  $3,891,211   $18,748,638
    ----------      ----------       ----------     -----------  ----------   -----------
    $6,826,722      $5,128,138       $2,875,307     $21,307,610  $3,891,211   $18,748,638
    ==========      ==========       ==========     ===========  ==========   ===========


    $6,826,722      $5,128,138       $2,875,307     $21,307,610  $3,891,211   $18,748,638
    ----------      ----------       ----------     -----------  ----------   -----------
    $6,826,722      $5,128,138       $2,875,307     $21,307,610  $3,891,211   $18,748,638
    ==========      ==========       ==========     ===========  ==========   ===========

       586,773         436,588          261,054       1,358,480     342,751     1,480,585
    ==========      ==========       ==========     ===========  ==========   ===========

       290,499         326,425          191,559       1,021,458     286,751     1,382,643
    $    23.50      $    15.71       $    15.01     $     20.86  $    13.57   $     13.56
    $6,195,733      $4,566,379       $2,684,913     $18,520,138  $3,624,126   $17,286,964





                                  SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------
       AST         AST AMERICAN     AST AMERICAN
ALLIANCEBERNSTEIN CENTURY INCOME CENTURY STRATEGIC  AST COHEN &  AST GLOBAL     AST DEAM
 GROWTH & INCOME     & GROWTH         BALANCED     STEERS REALTY ALLOCATION    LARGE-CAP
    PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO VALUE PORTFOLIO
----------------- -------------- ----------------- ------------- ---------- ---------------



     $ 16,241        $ 37,546         $ 23,450       $  106,416   $ 27,774     $   49,666
     --------        --------         --------       ----------   --------     ----------



       53,728          51,329           31,916          200,197     37,307        139,584
     --------        --------         --------       ----------   --------     ----------

      (37,487)        (13,783)          (8,466)         (93,781)    (9,533)       (89,918)
     --------        --------         --------       ----------   --------     ----------



            0               0           28,647        1,053,171          0        482,993
       38,651          24,879            1,714          140,817      7,033         35,829
      597,342         526,444          163,188        2,529,944    253,979      1,317,499
     --------        --------         --------       ----------   --------     ----------

      635,993         551,323          193,549        3,723,932    261,012      1,836,321
     --------        --------         --------       ----------   --------     ----------


     $598,506        $537,540         $185,083       $3,630,151   $251,479     $1,746,403
     ========        ========         ========       ==========   ========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A10

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006





                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                                   AST DEAM
                                AST DEAM SMALL-    SMALL-CAP                      AST FEDERATED
                                   CAP GROWTH        VALUE     AST HIGH YIELD      AGGRESSIVE        AST MID-CAP
                                   PORTFOLIO       PORTFOLIO      PORTFOLIO     GROWTH PORTFOLIO   VALUE PORTFOLIO
                                ---------------   ----------   --------------   ----------------   ---------------


ASSETS
  Investment in the
     portfolios, at value.....     $2,928,229     $4,203,021     $8,438,317        $8,206,156         $4,521,252
                                   ----------     ----------     ----------        ----------         ----------
  Net Assets..................     $2,928,229     $4,203,021     $8,438,317        $8,206,156         $4,521,252
                                   ==========     ==========     ==========        ==========         ==========

NET ASSETS, representing:
  Accumulation units..........     $2,928,229     $4,203,021     $8,438,317        $8,206,156         $4,521,252
                                   ----------     ----------     ----------        ----------         ----------
                                   $2,928,229     $4,203,021     $8,438,317        $8,206,156         $4,521,252
                                   ==========     ==========     ==========        ==========         ==========

  Units outstanding...........        273,848        360,678        790,173           686,881            395,509
                                   ==========     ==========     ==========        ==========         ==========

  Portfolio shares held.......        324,278        312,725      1,003,367           714,200            373,657
  Portfolio net asset value
     per share................     $     9.03     $    13.44     $     8.41        $    11.49         $    12.10
  Investment in portfolio
     shares, at cost..........     $2,843,353     $3,849,332     $8,102,878        $7,585,265         $4,429,906


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                                   AST DEAM
                                AST DEAM SMALL-   SMALL-CAP                      AST FEDERATED
                                   CAP GROWTH       VALUE     AST HIGH YIELD      AGGRESSIVE        AST MID-CAP
                                   PORTFOLIO      PORTFOLIO      PORTFOLIO     GROWTH PORTFOLIO   VALUE PORTFOLIO
                                ---------------   ---------   --------------   ----------------   ---------------


INVESTMENT INCOME
  Dividend income.............      $      0       $  4,041      $311,973          $      0           $  9,767
                                    --------       --------      --------          --------           --------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......        35,695         40,239        88,564            91,964             47,974
                                    --------       --------      --------          --------           --------

NET INVESTMENT INCOME (LOSS)..       (35,695)       (36,198)      223,409           (91,964)           (38,207)
                                    --------       --------      --------          --------           --------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................             0         91,901             0           115,208            310,852
  Realized gain (loss) on
     shares redeemed..........       (49,139)         3,635       (28,212)           55,377            (20,787)
  Net change in unrealized
     gain (loss) on
     investments..............        66,177        355,048       291,656           408,366             64,573
                                    --------       --------      --------          --------           --------

NET GAIN (LOSS) ON
     INVESTMENTS..............        17,038        450,584       263,444           578,951            354,638
                                    --------       --------      --------          --------           --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............      $(18,657)      $414,386      $486,853          $486,987           $316,431
                                    ========       ========      ========          ========           ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A11

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                    AST GOLDMAN     AST GOLDMAN                     AST LORD                              AST NEUBERGER
                SACHS CONCENTRATED SACHS MID-CAP                 ABBETT BOND -   AST MARSICO    AST MFS  BERMAN MID-CAP
 AST SMALL-CAP        GROWTH           GROWTH     AST LARGE-CAP    DEBENTURE   CAPITAL GROWTH   GROWTH       GROWTH
VALUE PORTFOLIO      PORTFOLIO       PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
--------------- ------------------ ------------- --------------- ------------- -------------- ---------- --------------



  $10,168,224       $5,341,480       $5,726,503    $16,175,371     $9,190,830    $21,236,565  $3,606,180   $11,182,384
  -----------       ----------       ----------    -----------     ----------    -----------  ----------   -----------
  $10,168,224       $5,341,480       $5,726,503    $16,175,371     $9,190,830    $21,236,565  $3,606,180   $11,182,384
  ===========       ==========       ==========    ===========     ==========    ===========  ==========   ===========


  $10,168,224       $5,341,480       $5,726,503    $16,175,371     $9,190,830    $21,236,565  $3,606,180   $11,182,384
  -----------       ----------       ----------    -----------     ----------    -----------  ----------   -----------
  $10,168,224       $5,341,480       $5,726,503    $16,175,371     $9,190,830    $21,236,565  $3,606,180   $11,182,384
  ===========       ==========       ==========    ===========     ==========    ===========  ==========   ===========

      825,836          469,809          526,092      1,335,896        856,639      1,873,849     316,445       896,909
  ===========       ==========       ==========    ===========     ==========    ===========  ==========   ===========

      593,592          218,555        1,166,294        802,350        787,560      1,038,463     382,822       607,078
  $     17.13       $    24.44       $     4.91    $     20.16     $    11.67    $     20.45  $     9.42   $     18.42

  $ 9,328,233       $5,022,573       $5,411,592    $14,216,962     $8,802,837    $19,645,648  $3,298,170   $10,135,307





                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                    AST GOLDMAN     AST GOLDMAN                     AST LORD                             AST NEUBERGER
                SACHS CONCENTRATED SACHS MID-CAP                 ABBETT BOND -   AST MARSICO   AST MFS  BERMAN MID-CAP
 AST SMALL-CAP        GROWTH           GROWTH     AST LARGE-CAP    DEBENTURE   CAPITAL GROWTH   GROWTH      GROWTH
VALUE PORTFOLIO      PORTFOLIO       PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO
--------------- ------------------ ------------- --------------- ------------- -------------- --------- --------------



    $ 15,747         $      0         $      0      $   91,686      $188,372     $    5,713    $      0    $       0
    --------         --------         --------      ----------      --------     ----------    --------    ---------




      97,944           41,777           71,451         213,826       101,172        249,354      44,601      132,794
    --------         --------         --------      ----------      --------     ----------    --------    ---------

     (82,197)         (41,777)         (71,451)       (122,140)       87,200       (243,641)    (44,601)    (132,794)
    --------         --------         --------      ----------      --------     ----------    --------    ---------



     177,273                0                0         266,726        48,895              0           0            0

      26,923           19,278           54,923         191,936         6,232         81,568      33,853       72,097

     780,907          283,884          209,792       1,713,966       354,885      1,249,305     258,369      851,633
    --------         --------         --------      ----------      --------     ----------    --------    ---------


     985,103          303,162          264,715       2,172,628       410,012      1,330,873     292,222      923,730
    --------         --------         --------      ----------      --------     ----------    --------    ---------



    $902,906         $261,385         $193,264      $2,050,488      $497,212     $1,087,232    $247,621    $ 790,936
    ========         ========         ========      ==========      ========     ==========    ========    =========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A12

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006





                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                                                          AST                AST
                                 AST NEUBERGER       AST PIMCO     ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  AST T. ROWE PRICE
                                 BERMAN MID-CAP  LIMITED MATURITY      CORE VALUE       MANAGED INDEX    NATURAL RESOURCES
                                VALUE PORTFOLIO   BOND PORTFOLIO       PORTFOLIO        500 PORTFOLIO        PORTFOLIO
                                ---------------  ----------------  -----------------  -----------------  -----------------


ASSETS
  Investment in the
     portfolios, at value.....    $18,209,954       $8,157,852         $5,631,057         $4,106,590        $57,657,997
                                  -----------       ----------         ----------         ----------        -----------
  Net Assets..................    $18,209,954       $8,157,852         $5,631,057         $4,106,590        $57,657,997
                                  ===========       ==========         ==========         ==========        ===========

NET ASSETS, representing:
  Accumulation units..........    $18,209,954       $8,157,852         $5,631,057         $4,106,590        $57,657,997
                                  -----------       ----------         ----------         ----------        -----------
                                  $18,209,954       $8,157,852         $5,631,057         $4,106,590        $57,657,997
                                  ===========       ==========         ==========         ==========        ===========

  Units outstanding...........      1,551,952          795,163            466,466            362,215          4,374,000
                                  ===========       ==========         ==========         ==========        ===========

  Portfolio shares held.......        940,111          729,683            403,660            301,291          1,962,491
  Portfolio net asset value
     per share................    $     19.37       $    11.18         $    13.95         $    13.63        $     29.38
  Investment in portfolio
     shares, at cost..........    $17,940,980       $8,031,738         $5,211,990         $3,717,291        $53,680,541


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                                                          AST                AST
                                 AST NEUBERGER       AST PIMCO     ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  AST T. ROWE PRICE
                                 BERMAN MID-CAP  LIMITED MATURITY      CORE VALUE       MANAGED INDEX    NATURAL RESOURCES
                                VALUE PORTFOLIO   BOND PORTFOLIO       PORTFOLIO        500 PORTFOLIO        PORTFOLIO
                                ---------------  ----------------  -----------------  -----------------  -----------------


INVESTMENT INCOME
  Dividend income.............     $   65,693        $145,140           $ 12,251           $ 27,455          $  114,780
                                   ----------        --------           --------           --------          ----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......        260,097         102,935             35,350             50,830             723,441
                                   ----------        --------           --------           --------          ----------

NET INVESTMENT INCOME (LOSS)..       (194,404)         42,205            (23,099)           (23,375)           (608,661)
                                   ----------        --------           --------           --------          ----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................      2,011,525               0             54,312                  0           2,662,398
  Realized gain (loss) on
     shares redeemed..........       (408,981)          5,210             19,381             36,669             231,965
  Net change in unrealized
     gain (loss) on
     investments..............       (254,603)         96,601            402,005            358,911           1,995,851
                                   ----------        --------           --------           --------          ----------

NET GAIN (LOSS) ON
     INVESTMENTS..............      1,347,941         101,811            475,698            395,580           4,890,214
                                   ----------        --------           --------           --------          ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............     $1,153,537        $144,016           $452,599           $372,205          $4,281,553
                                   ==========        ========           ========           ========          ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A13

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE                    AST JPMORGAN     AST T. ROWE   AST AGGRESSIVE       AST CAPITAL       AST BALANCED
 ASSET ALLOCATION  AST MFS GLOBAL    INTERNATIONAL   PRICE GLOBAL  ASSET ALLOCATION     GROWTH ASSET     ASSET ALLOCATION
    PORTFOLIO     EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO     PORTFOLIO    ALLOCATION PORTFOLIO     PORTFOLIO
----------------- ---------------- ---------------- -------------- ---------------- -------------------- ----------------




   $11,426,748       $7,572,094       $14,739,051     $7,289,159      $39,020,471       $715,916,999       $649,011,114
   -----------       ----------       -----------     ----------      -----------       ------------       ------------
   $11,426,748       $7,572,094       $14,739,051     $7,289,159      $39,020,471       $715,916,999       $649,011,114
   ===========       ==========       ===========     ==========      ===========       ============       ============


   $11,426,748       $7,572,094       $14,739,051     $7,289,159      $39,020,471       $715,916,999       $649,011,114
   -----------       ----------       -----------     ----------      -----------       ------------       ------------
   $11,426,748       $7,572,094       $14,739,051     $7,289,159      $39,020,471       $715,916,999       $649,011,114
   ===========       ==========       ===========     ==========      ===========       ============       ============

     1,012,731          606,014         1,170,827        736,041        3,487,834         64,775,630         59,537,127
   ===========       ==========       ===========     ==========      ===========       ============       ============

       647,775          518,637           604,803        630,005        3,378,396         63,020,863         58,051,084
   $     17.64       $    14.60       $     24.37     $    11.57      $     11.55       $      11.36       $      11.18

   $11,028,588       $6,886,352       $12,969,361     $7,096,368      $35,761,008       $663,094,729       $604,146,995






                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

AST T. ROWE PRICE                    AST JPMORGAN     AST T. ROWE   AST AGGRESSIVE       AST CAPITAL       AST BALANCED
 ASSET ALLOCATION  AST MFS GLOBAL    INTERNATIONAL   PRICE GLOBAL  ASSET ALLOCATION     GROWTH ASSET     ASSET ALLOCATION
    PORTFOLIO     EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO     PORTFOLIO    ALLOCATION PORTFOLIO     PORTFOLIO
----------------- ---------------- ---------------- -------------- ---------------- -------------------- ----------------



     $ 57,647         $ 14,903        $   66,292       $ 73,296       $        0         $         0        $         0
     --------         --------        ----------       --------       ----------         -----------        -----------




       85,575           67,804           154,672         94,016          304,732           7,498,166          7,021,815
     --------         --------        ----------       --------       ----------         -----------        -----------

      (27,928)         (52,901)          (88,380)       (20,720)        (304,732)         (7,498,166)        (7,021,815)
     --------         --------        ----------       --------       ----------         -----------        -----------



      224,080          241,975                 0         44,685                0                   0                  0

       31,841           73,268           180,622         (4,036)         112,379           1,898,222          1,013,158

      352,127          584,530         1,517,548        240,899        3,265,767          52,900,422         44,904,234
     --------         --------        ----------       --------       ----------         -----------        -----------


      608,048          899,773         1,698,170        281,548        3,378,146          54,798,644         45,917,392
     --------         --------        ----------       --------       ----------         -----------        -----------



     $580,120         $846,872        $1,609,790       $260,828       $3,073,414         $47,300,478        $38,895,577
     ========         ========        ==========       ========       ==========         ===========        ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A14

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006





                                                                      SUBACCOUNTS
                                ---------------------------------------------------------------------------------------
                                                                                         AST FIRST TRUST
                                AST CONSERVATIVE   AST PRESERVATION   AST FIRST TRUST        CAPITAL       AST ADVANCED
                                ASSET ALLOCATION   ASSET ALLOCATION   BALANCED TARGET     APPRECIATION      STRATEGIES
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO      TARGET PORTFOLIO     PORTFOLIO
                                ----------------   ----------------   ---------------   ----------------   ------------


ASSETS
  Investment in the
     portfolios, at value....     $203,024,771        $55,169,064       $62,295,719        $75,157,348     $109,034,800
                                  ------------        -----------       -----------        -----------     ------------
  Net Assets.................     $203,024,771        $55,169,064       $62,295,719        $75,157,348     $109,034,800
                                  ============        ===========       ===========        ===========     ============

NET ASSETS, representing:
  Accumulation units.........     $203,024,771        $55,169,064       $62,295,719        $75,157,348     $109,034,800
                                  ------------        -----------       -----------        -----------     ------------
                                  $203,024,771        $55,169,064       $62,295,719        $75,157,348     $109,034,800
                                  ============        ===========       ===========        ===========     ============

  Units outstanding..........       18,790,094          5,216,358         5,918,415          7,226,320       10,307,670
                                  ============        ===========       ===========        ===========     ============

  Portfolio shares held......       18,323,535          5,089,397         5,811,168          7,076,963       10,095,815
  Portfolio net asset value
     per share...............     $      11.08        $     10.84       $     10.72        $     10.62     $      10.80
  Investment in portfolio
     shares, at cost.........     $190,592,665        $52,787,773       $59,172,118        $71,126,314     $103,752,242


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                      SUBACCOUNTS
                                ---------------------------------------------------------------------------------------
                                                                                         AST FIRST TRUST
                                AST CONSERVATIVE   AST PRESERVATION   AST FIRST TRUST        CAPITAL       AST ADVANCED
                                ASSET ALLOCATION   ASSET ALLOCATION   BALANCED TARGET     APPRECIATION      STRATEGIES
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO      TARGET PORTFOLIO     PORTFOLIO
                                ----------------   ----------------   ---------------   ----------------   ------------


INVESTMENT INCOME
  Dividend income............      $         0         $        0        $        0         $        0       $        0
                                  ------------        -----------       -----------        -----------     ------------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk
     and for administration..        2,088,351            522,011           388,971            469,207          767,593
                                  ------------        -----------       -----------        -----------     ------------

NET INVESTMENT INCOME
  (LOSS).....................       (2,088,351)          (522,011)         (388,971)          (469,207)        (767,593)
                                  ------------        -----------       -----------        -----------     ------------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received................                0                  0                 0                  0                0
  Realized gain (loss) on
     shares redeemed.........          626,529            238,624            97,866            118,570          245,639
  Net change in unrealized
     gain (loss) on
     investments.............       12,436,092          2,382,382         3,123,601          4,031,034        5,282,558
                                  ------------        -----------       -----------        -----------     ------------

NET GAIN (LOSS) ON
     INVESTMENTS.............       13,062,621          2,621,006         3,221,467          4,149,604        5,528,197
                                  ------------        -----------       -----------        -----------     ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.........     $ 10,974,270        $ 2,098,995       $ 2,832,496        $ 3,680,397     $  4,760,604
                                  ============        ===========       ===========        ===========     ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A15

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
  AST T. ROWE                                         AST
PRICE LARGE-CAP                                   PIMCO TOTAL                                     GARTMORE GVIT
     GROWTH     AST MONEY MARKET   AST SMALL-CAP  RETURN BOND AST INTERNATIONAL AST INTERNATIONAL   DEVELOPING  AIM V.I. PREMIER
   PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO  PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO    MARKETS       EQUITY FUND
--------------- ---------------- ---------------- ----------- ----------------- ----------------- ------------- ----------------




   $1,789,227      $9,197,252        $645,187      $3,413,104     $2,329,955        $1,942,721     $20,210,166        $   0
   ----------      ----------        --------      ----------     ----------        ----------     -----------        -----
   $1,789,227      $9,197,252        $645,187      $3,413,104     $2,329,955        $1,942,721     $20,210,166        $   0
   ==========      ==========        ========      ==========     ==========        ==========     ===========        =====


   $1,789,227      $9,197,252        $645,187      $3,413,104     $2,329,955        $1,942,721     $20,210,166        $   0
   ----------      ----------        --------      ----------     ----------        ----------     -----------        -----
   $1,789,227      $9,197,252        $645,187      $3,413,104     $2,329,955        $1,942,721     $20,210,166        $   0
   ==========      ==========        ========      ==========     ==========        ==========     ===========        =====

      170,951         899,074          65,095         331,319        214,394           183,231       1,265,381            0
   ==========      ==========        ========      ==========     ==========        ==========     ===========        =====

      164,754       9,197,252          40,124         298,609        123,671           117,385       1,288,914            0
   $    10.86      $     1.00        $  16.08      $    11.43     $    18.84        $    16.55     $     15.68        $0.00

   $1,709,858      $9,197,252        $614,097      $3,390,345     $2,177,260        $1,803,338     $17,342,210        $   0








                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                       AST
   AST T. ROWE                                     PIMCO TOTAL                                     GARTMORE GVIT
 PRICE LARGE-CAP AST MONEY MARKET   AST SMALL-CAP  RETURN BOND AST INTERNATIONAL AST INTERNATIONAL   DEVELOPING  AIM V.I. PREMIER
GROWTH PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO  PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO    MARKETS       EQUITY FUND
---------------- ---------------- ---------------- ----------- ----------------- ----------------- ------------- ----------------



      $     0          $89,148         $     0        $      0      $      0          $      0       $   84,306    $  1,299,931
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------





        6,225           26,933           2,714          12,196         7,377             6,880          230,786         579,283
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------

       (6,225)          62,215          (2,714)        (12,196)       (7,377)           (6,880)        (146,480)        720,648
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------



            0                0               0               0             0                 0        1,408,794               0

        5,491                0            (223)          4,987         2,761               427           11,670     (23,573,549)

       79,369                0          31,090          22,759       152,695           139,383        2,303,044      29,200,745
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------


       84,860                0          30,867          27,746       155,456           139,810        3,723,508       5,627,196
    ---------        ---------        --------      ----------     ---------         ---------      -----------    ------------



    $  78,635        $  62,215        $ 28,153      $   15,550     $ 148,079         $ 132,930      $ 3,577,028    $  6,347,844
    =========        =========        ========      ==========     =========         =========      ===========    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A16

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                  SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                                PRUDENTIAL MONEY MARKET      PRUDENTIAL DIVERSIFIED         PRUDENTIAL EQUITY
                                       PORTFOLIO                 BOND PORTFOLIO                 PORTFOLIO
                             ----------------------------  --------------------------  --------------------------
                               01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                   TO             TO            TO            TO            TO            TO
                               12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                             -------------  -------------  ------------  ------------  ------------  ------------


OPERATIONS
  Net investment income
     (loss)................  $   7,776,424  $   3,074,108  $ 12,252,201  $ 15,924,404  $ (1,676,253) $ (2,003,882)
  Capital gains
     distributions
     received..............              0              0     3,390,503     3,104,924             0             0
  Realized gain (loss) on
     shares redeemed.......              0              0    (1,917,204)      185,432    (4,870,322)  (16,708,474)
  Net change in unrealized
     gain (loss) on
     investments...........              0              0    (2,049,948)  (11,685,529)   49,868,964    60,319,315
                             -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.......      7,776,424      3,074,108    11,675,552     7,529,231    43,322,389    41,606,959
                             -------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments..............     39,583,527     25,973,296     1,205,304     1,039,019     4,925,902     9,659,650
  Surrenders, withdrawals
     and death benefits....    (70,925,725)   (62,482,427)  (58,559,232)  (64,622,933)  (59,088,141)  (56,559,288)
  Net transfers between
     other subaccounts or
     fixed rate option.....     72,362,266        (43,165)   (3,645,370)   (2,540,138)  (10,181,128)    8,247,822
  Withdrawal and other
     charges...............       (196,764)      (159,430)     (137,508)     (163,986)     (344,567)     (325,998)
                             -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS..........     40,823,304    (36,711,726)  (61,136,806)  (66,288,038)  (64,687,934)  (38,977,814)
                             -------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS.........     48,599,728    (33,637,618)  (49,461,254)  (58,758,807)  (21,365,545)    2,629,145

NET ASSETS
  Beginning of period......    209,878,741    243,516,359   384,058,111   442,816,918   438,392,811   435,763,666
                             -------------  -------------  ------------  ------------  ------------  ------------
  End of period............  $ 258,478,469  $ 209,878,741  $334,596,857  $384,058,111  $417,027,266  $438,392,811
                             =============  =============  ============  ============  ============  ============
  Beginning units..........    183,245,546    213,892,002   241,749,366   283,870,233   249,849,581   266,362,367
                             -------------  -------------  ------------  ------------  ------------  ------------
  Units issued.............    224,716,223    153,718,217    12,565,409    15,432,921    12,304,175    40,581,187
  Units redeemed...........   (184,519,434)  (184,364,673)  (50,915,524)  (57,553,788)  (46,865,891)  (57,093,973)
                             -------------  -------------  ------------  ------------  ------------  ------------
  Ending units.............    223,442,335    183,245,546   203,399,251   241,749,366   215,287,865   249,849,581
                             =============  =============  ============  ============  ============  ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A17

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL FLEXIBLE
          MANAGED               PRUDENTIAL CONSERVATIVE                                         PRUDENTIAL HIGH YIELD
         PORTFOLIO                BALANCED PORTFOLIO         PRUDENTIAL VALUE PORTFOLIO            BOND PORTFOLIO
--------------------------    --------------------------    ----------------------------    ----------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006      01/01/2005      01/01/2006      01/01/2005
     TO             TO             TO             TO             TO              TO              TO              TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006      12/31/2005      12/31/2006      12/31/2005
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------



$   179,687    $   194,740    $   534,992    $   512,490    $       (184)   $   (233,309)   $ 12,177,777    $ 11,776,412

    413,599              0         94,797        511,745      15,472,976               0               0               0

    (95,219)      (377,559)       (22,801)      (423,229)     10,197,654       1,248,164      (8,755,571)    (11,508,635)

  2,311,472        974,063      2,978,213        261,179      48,675,780      55,481,776      12,565,141       3,768,417
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------



  2,809,539        791,244      3,585,201        862,185      74,346,226      56,496,631      15,987,347       4,036,194
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------



    124,121        125,285        112,794        278,625      10,476,188      16,256,015         526,197         719,220

 (4,572,317)    (5,421,580)    (7,467,071)    (9,346,996)    (58,804,292)    (53,091,429)    (32,249,084)    (38,024,426)


    (11,640)      (229,798)      (503,965)      (431,250)     13,819,291       9,960,551      (2,210,137)     (3,470,112)
          0              0              0              0        (340,295)       (291,812)        (74,497)        (91,653)
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------




 (4,459,836)    (5,526,093)    (7,858,242)    (9,499,621)    (34,849,108)    (27,166,675)    (34,007,521)    (40,866,971)
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------


 (1,650,297)    (4,734,849)    (4,273,041)    (8,637,436)     39,497,118      29,329,956     (18,020,174)    (36,830,777)


 29,354,488     34,089,337     45,267,863     53,905,299     426,327,180     396,997,224     203,526,632     240,357,409
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------
$27,704,191    $29,354,488    $40,994,822    $45,267,863    $465,824,298    $426,327,180    $185,506,458    $203,526,632
===========    ===========    ===========    ===========    ============    ============    ============    ============

 17,772,934     21,202,342     28,152,882     34,197,360     196,035,426     202,437,819     133,430,816     160,680,619
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------
    699,008        439,277        808,476        649,387      32,270,453      38,637,914       7,362,174      11,172,628
 (3,309,177)    (3,868,685)    (5,551,530)    (6,693,865)    (42,273,125)    (45,040,307)    (28,926,749)    (38,422,431)
-----------    -----------    -----------    -----------    ------------    ------------    ------------    ------------
 15,162,765     17,772,934     23,409,828     28,152,882     186,032,754     196,035,426     111,866,241     133,430,816
===========    ===========    ===========    ===========    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A18

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                   SUBACCOUNTS
                              -------------------------------------------------------------------------------------
                                  PRUDENTIAL NATURAL
                                      RESOURCES              PRUDENTIAL STOCK INDEX
                                      PORTFOLIO                    PORTFOLIO            PRUDENTIAL GLOBAL PORTFOLIO
                              -------------------------   ---------------------------   ---------------------------
                               01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006     01/01/2005
                                   TO            TO            TO             TO             TO             TO
                               12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005
                              -----------   -----------   ------------   ------------   ------------   ------------


OPERATIONS
  Net investment income
     (loss)................   $   100,391   $  (199,053)  $    535,143   $     23,031   $ (1,108,147)  $ (1,057,022)
  Capital gains
     distributions
     received..............     2,906,033     1,127,518      1,787,812     16,740,469              0              0
  Realized gain (loss) on
     shares redeemed.......     1,350,198       851,203      1,129,663     (7,350,862)     1,573,523     (3,461,790)
  Net change in unrealized
     gain (loss) on
     investments...........    (1,007,919)    4,521,391     77,661,875      9,207,763     21,867,218     21,340,112
                              -----------   -----------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.......     3,348,703     6,301,059     81,114,493     18,620,401     22,332,594     16,821,300
                              -----------   -----------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments..............        33,751        70,375     10,257,663     23,225,886      2,909,857      4,679,580
  Surrenders, withdrawals
     and death benefits....    (2,169,984)   (1,972,363)   (80,438,715)   (73,909,593)   (16,997,955)   (13,765,966)
  Net transfers between
     other subaccounts or
     fixed rate option.....       (90,236)    1,120,442    (24,570,702)   (14,785,853)       803,904     (4,029,339)
  Withdrawal and other
     charges...............             0             0       (695,808)      (661,930)      (142,603)      (121,972)
                              -----------   -----------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS..........    (2,226,469)     (781,546)   (95,447,562)   (66,131,490)   (13,426,797)   (13,237,697)
                              -----------   -----------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS.........     1,122,234     5,519,513    (14,333,069)   (47,511,089)     8,905,797      3,583,603

NET ASSETS
  Beginning of period......    17,302,668    11,783,155    645,582,997    693,094,086    131,804,408    128,220,805
                              -----------   -----------   ------------   ------------   ------------   ------------
  End of period............   $18,424,902   $17,302,668   $631,249,928   $645,582,997   $140,710,205   $131,804,408
                              ===========   ===========   ============   ============   ============   ============

  Beginning units..........     3,343,485     3,501,077    407,097,676    443,160,103     83,554,243     92,114,846
                              -----------   -----------   ------------   ------------   ------------   ------------
  Units issued.............       343,428       537,765     23,683,536     49,082,867     10,366,636     11,554,308
  Units redeemed...........      (732,552)     (695,357)   (77,602,761)   (85,145,294)   (17,637,042)   (20,114,911)
                              -----------   -----------   ------------   ------------   ------------   ------------
  Ending units.............     2,954,361     3,343,485    353,178,451    407,097,676     76,283,837     83,554,243
                              ===========   ===========   ============   ============   ============   ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A19

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                      PRUDENTIAL SMALL                 T. ROWE PRICE
     PRUDENTIAL JENNISON               CAPITALIZATION               INTERNATIONAL STOCK           T. ROWE PRICE EQUITY
          PORTFOLIO                    STOCK PORTFOLIO                   PORTFOLIO                  INCOME PORTFOLIO
----------------------------    ----------------------------    --------------------------    ----------------------------
 01/01/2006      01/01/2005      01/01/2006      01/01/2005      01/01/2006     01/01/2005     01/01/2006      01/01/2005
     TO              TO              TO              TO              TO             TO             TO              TO
 12/31/2006      12/31/2005      12/31/2006      12/31/2005      12/31/2006     12/31/2005     12/31/2006      12/31/2005
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------



$ (6,475,965)   $ (7,844,782)   $ (1,017,421)   $   (994,377)   $   (96,847)   $    72,220    $    238,995    $    240,902

           0               0       5,781,766       7,377,098        147,964        135,437       3,986,181       7,233,320

 (11,372,036)    (26,600,394)      6,477,477       4,359,106      1,272,241        500,113       5,047,834       3,643,661

  16,651,377     104,537,581       3,596,628      (3,857,770)     5,507,085      4,707,177      14,185,714      (7,394,507)
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------



  (1,196,624)     70,092,405      14,838,450       6,884,057      6,830,443      5,414,947      23,458,724       3,723,376
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------



   9,715,746      15,023,848         508,527         533,120        127,599        242,431         398,685         866,798

 (73,716,783)    (72,804,314)    (17,720,143)    (16,497,915)    (5,605,088)    (5,933,509)    (22,328,280)    (22,761,999)


 (18,181,108)    (22,712,444)     (1,625,266)      3,576,832      1,703,895      1,553,060      (3,025,744)      3,917,222
    (484,963)       (488,643)        (35,854)        (40,261)       (13,886)       (14,713)        (50,311)        (58,840)
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------




 (82,667,108)    (80,981,553)    (18,872,736)    (12,428,224)    (3,787,480)    (4,152,731)    (25,005,650)    (18,036,819)
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------


 (83,863,732)    (10,889,148)     (4,034,286)     (5,544,167)     3,042,963      1,262,216      (1,546,926)    (14,313,443)


 609,136,412     620,025,560     122,366,449     127,910,616     41,740,965     40,478,749     150,482,985     164,796,428
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------
$525,272,680    $609,136,412    $118,332,163    $122,366,449    $44,783,928    $41,740,965    $148,936,059    $150,482,985
============    ============    ============    ============    ===========    ===========    ============    ============

 372,672,622     421,799,695      50,766,359      56,065,626     31,878,652     35,381,727      75,164,589      84,329,331
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------
  31,388,764      36,436,469       4,767,711       7,479,151      4,134,435      4,862,644       4,165,109       9,099,343
 (80,501,420)    (85,563,542)    (12,151,160)    (12,778,418)    (6,867,985)    (8,365,719)    (15,934,633)    (18,264,085)
------------    ------------    ------------    ------------    -----------    -----------    ------------    ------------
 323,559,966     372,672,622      43,382,910      50,766,359     29,145,102     31,878,652      63,395,065      75,164,589
============    ============    ============    ============    ===========    ===========    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A20

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                   SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                              PREMIER VIT OPCAP MANAGED      PREMIER VIT OPCAP SMALL
                                      PORTFOLIO                   CAP PORTFOLIO           AIM V.I. CORE EQUITY FUND
                             ---------------------------   ---------------------------   ---------------------------
                              01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
                                  TO             TO             TO             TO             TO             TO
                              12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
                             ------------   ------------   ------------   ------------   ------------   ------------


OPERATIONS
  Net investment income
     (loss)...............   $    674,868   $   (290,396)  $ (1,099,945)  $ (1,157,449)  $ (1,086,203)  $     27,179
  Capital gains
     distributions
     received.............     18,127,497      6,153,227      4,436,896     12,321,434              0              0
  Realized gain (loss) on
     shares redeemed......       (919,479)       574,999      3,287,890      2,233,779      1,524,131       (192,493)
  Net change in unrealized
     gain (loss) on
     investments..........     (5,355,665)       327,457      9,542,066    (15,690,182)    18,652,413      2,963,205
                             ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS......     12,527,221      6,765,287     16,166,907     (2,292,418)    19,090,341      2,797,891
                             ------------   ------------   ------------   ------------   ------------   ------------

CONTRACT OWNER
     TRANSACTIONS
  Contract owner net
     payments.............        543,452        950,087        241,687        467,797        511,755        276,436
  Surrenders, withdrawals
     and death benefits...    (27,019,183)   (28,567,372)   (12,465,080)   (12,659,882)   (24,825,092)   (11,841,646)
  Net transfers between
     other subaccounts or
     fixed rate option....     (4,463,506)    (5,382,872)    (1,648,734)    (5,678,069)   117,956,145     (3,240,493)
  Withdrawal and other
     charges..............        (76,039)       (94,228)       (27,048)       (31,767)       (69,565)       (39,049)
                             ------------   ------------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS.........    (31,015,276)   (33,094,385)   (13,899,175)   (17,901,921)    93,573,243    (14,844,752)
                             ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS........    (18,488,055)   (26,329,098)     2,267,732    (20,194,339)   112,663,584    (12,046,861)

NET ASSETS
  Beginning of period.....    173,818,916    200,148,014     78,203,881     98,398,220     75,485,749     87,532,610
                             ------------   ------------   ------------   ------------   ------------   ------------
  End of period...........   $155,330,861   $173,818,916   $ 80,471,613   $ 78,203,881   $188,149,333   $ 75,485,749
                             ============   ============   ============   ============   ============   ============

  Beginning units.........    110,586,157    132,223,393     37,520,547     46,584,707     48,774,882     58,701,262
                             ------------   ------------   ------------   ------------   ------------   ------------
  Units issued............      2,132,074      3,344,154      2,811,674      3,620,110     78,229,234      2,071,112
  Units redeemed..........    (21,331,938)   (24,981,390)    (8,783,652)   (12,684,270)   (21,485,235)   (11,997,492)
                             ------------   ------------   ------------   ------------   ------------   ------------
  Ending units............     91,386,293    110,586,157     31,548,569     37,520,547    105,518,881     48,774,882
                             ============   ============   ============   ============   ============   ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A21

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                                  JANUS ASPEN INTERNATIONAL
    JANUS ASPEN LARGE CAP                  GROWTH
   GROWTH - INSTITUTIONAL         PORTFOLIO - INSTITUTIONAL       MFS VIT - RESEARCH BOND
           SHARES                          SHARES                         SERIES
----------------------------    ----------------------------    --------------------------
 01/01/2006      01/01/2005      01/01/2006      01/01/2005      01/01/2006     01/01/2005
     TO              TO              TO              TO              TO             TO
 12/31/2006      12/31/2005      12/31/2006      12/31/2005      12/31/2006     12/31/2005
------------    ------------    ------------    ------------    -----------    -----------



$ (1,093,745)   $ (1,412,356)   $  1,216,811    $   (327,827)   $  (328,831)   $  (381,319)

           0               0               0               0              0              0

  (5,229,424)     (9,458,633)     14,521,850       3,562,660        (69,728)      (838,873)

  17,377,071      13,941,184      64,954,734      43,383,838      3,563,195      3,705,802
------------    ------------    ------------    ------------    -----------    -----------




  11,053,902       3,070,195      80,693,395      46,618,671      3,164,636      2,485,610
------------    ------------    ------------    ------------    -----------    -----------



     410,657         345,050         626,181         503,970         92,318         71,559

 (17,951,686)    (18,433,869)    (32,169,714)    (23,046,183)    (6,422,128)    (6,804,128)


  (5,499,591)     (8,708,739)        464,131      (3,189,605)      (869,255)      (896,465)

     (62,720)        (76,999)        (82,616)        (79,852)       (15,603)       (19,625)
------------    ------------    ------------    ------------    -----------    -----------





 (23,103,340)    (26,874,557)    (31,162,018)    (25,811,670)    (7,214,668)    (7,648,659)
------------    ------------    ------------    ------------    -----------    -----------



 (12,049,438)    (23,804,362)     49,531,377      20,807,001     (4,050,032)    (5,163,049)


 126,204,103     150,008,465     192,823,721     172,016,720     40,404,217     45,567,266
------------    ------------    ------------    ------------    -----------    -----------
$114,154,665    $126,204,103    $242,355,098    $192,823,721    $36,354,185    $40,404,217
============    ============    ============    ============    ===========    ===========

  88,674,396     108,636,431      81,367,198      94,695,241     27,680,136     33,162,132
------------    ------------    ------------    ------------    -----------    -----------
   2,725,290       6,353,033       9,239,458      10,224,870      1,281,777      1,489,848
 (18,303,721)    (26,315,068)    (20,035,883)    (23,552,913)    (6,095,165)    (6,971,844)
------------    ------------    ------------    ------------    -----------    -----------
  73,095,965      88,674,396      70,570,773      81,367,198     22,866,748     27,680,136
============    ============    ============    ============    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A22

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                   SUBACCOUNTS
                               -----------------------------------------------------------------------------------
                                                                CREDIT SUISSE TRUST      AMERICAN CENTURY VP VALUE
                                MFS EMERGING GROWTH SERIES        GLOBAL SMALL CAP                  FUND
                               ---------------------------   -------------------------   -------------------------
                                01/01/2006     01/01/2005     01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                    TO             TO             TO            TO            TO            TO
                                12/31/2006     12/31/2005     12/31/2006    12/31/2005    12/31/2006    12/31/2005
                               ------------   ------------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................   $ (1,431,904)  $ (1,572,189)  $  (326,848)  $  (331,262)  $    15,756   $  (293,265)
  Capital gains
     distributions
     received...............              0              0             0             0     4,997,207     6,246,311
  Realized gain (loss) on
     shares redeemed........     (3,736,670)    (7,816,219)       52,275      (876,560)    1,628,883     1,748,794
  Net change in unrealized
     gain (loss) on
     investments............     11,368,719     17,111,670     2,859,637     4,424,556     2,142,988    (5,702,488)
                               ------------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........      6,200,145      7,723,262     2,585,064     3,216,734     8,784,834     1,999,352
                               ------------   ------------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............        320,210        282,164       118,540        50,446       153,948     1,647,926
  Surrenders, withdrawals
     and death benefits.....    (15,846,977)   (15,731,271)   (3,648,248)   (3,017,768)   (8,853,793)   (9,833,652)
  Net transfers between
     other subaccounts or
     fixed rate option......     (4,342,091)    (7,270,979)   (1,000,555)     (612,507)     (164,739)      351,534
  Withdrawal and other
     charges................        (52,613)       (64,560)      (10,016)      (11,332)      (18,992)      (22,423)
                               ------------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........    (19,921,471)   (22,784,646)   (4,540,279)   (3,591,161)   (8,883,576)   (7,856,615)
                               ------------   ------------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............    (13,721,326)   (15,061,384)   (1,955,215)     (374,427)      (98,742)   (5,857,263)

NET ASSETS
  Beginning of period.......    111,071,202    126,132,586    24,547,803    24,922,230    58,037,186    63,894,449
                               ------------   ------------   -----------   -----------   -----------   -----------
  End of period.............   $ 97,349,876   $111,071,202   $22,592,588   $24,547,803   $57,938,444   $58,037,186
                               ============   ============   ===========   ===========   ===========   ===========

  Beginning units...........     80,363,288     98,290,772    19,129,672    22,246,516    30,622,715    34,892,219
                               ------------   ------------   -----------   -----------   -----------   -----------
  Units issued..............      2,723,794      3,627,055     1,498,054     2,799,093     3,029,505     4,688,276
  Units redeemed............    (16,871,958)   (21,554,539)   (4,851,925)   (5,915,937)   (7,525,993)   (8,957,780)
                               ------------   ------------   -----------   -----------   -----------   -----------
  Ending units..............     66,215,124     80,363,288    15,775,801    19,129,672    26,126,227    30,622,715
                               ============   ============   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A23

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                  PRUDENTIAL DIVERSIFIED
  FRANKLIN SMALL - MID CAP       PRUDENTIAL JENNISON 20/20          CONSERVATIVE GROWTH
     GROWTH SECURITIES                FOCUS PORTFOLIO                    PORTFOLIO                 DAVIS VALUE PORTFOLIO
---------------------------    ----------------------------    ----------------------------    ----------------------------
 01/01/2006     01/01/2005      01/01/2006      01/01/2005      01/01/2006      01/01/2005      01/01/2006      01/01/2005
     TO             TO              TO              TO              TO              TO              TO              TO
 12/31/2006     12/31/2005      12/31/2006      12/31/2005      12/31/2006      12/31/2005      12/31/2006      12/31/2005
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



$  (679,858)   $   (745,362)   $   (806,077)   $   (753,601)   $  2,634,896    $  2,574,827    $   (436,232)   $   (308,768)

          0               0       5,034,775               0         581,739               0               0               0

   (559,789)     (1,843,875)      2,036,044         980,144       2,860,658       2,535,471       2,074,119       1,521,013

  4,644,399       4,031,486       3,295,743      12,042,155       1,062,198       2,730,333       7,117,647       4,049,436
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



  3,404,752       1,442,249       9,560,485      12,268,698       7,139,491       7,840,631       8,755,534       5,261,681
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



    194,032         122,356         358,809         335,070         767,914         722,543         169,780       3,295,693

 (7,289,719)     (6,921,090)    (11,930,400)     (8,573,349)    (21,801,072)    (22,210,088)    (11,001,806)    (12,536,561)


 (2,054,216)     (2,983,198)     11,247,247       9,958,462       2,634,427        (513,632)      5,565,032       1,099,053
    (22,412)        (27,221)        (29,026)        (27,737)        (51,572)        (58,383)        (19,584)        (22,598)
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




 (9,172,315)     (9,809,153)       (353,370)      1,692,446     (18,450,303)    (22,059,560)     (5,286,578)     (8,164,413)
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 (5,767,563)     (8,366,904)      9,207,115      13,961,144     (11,310,812)    (14,218,929)      3,468,956      (2,902,732)


 51,692,857      60,059,761      76,014,319      62,053,175     143,304,253     157,523,182      68,608,248      71,510,980
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$45,925,294    $ 51,692,857    $ 85,221,434    $ 76,014,319    $131,993,441    $143,304,253    $ 72,077,204    $ 68,608,248
===========    ============    ============    ============    ============    ============    ============    ============

 33,252,845      39,929,116      52,852,609      51,736,138     106,143,747     123,176,004      61,958,336      69,705,276
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  1,674,159       4,902,886      13,963,256      12,797,348       6,890,914       5,635,885      10,550,005      11,243,279
 (7,363,085)    (11,579,157)    (14,165,108)    (11,680,877)    (20,317,947)    (22,668,142)    (15,117,233)    (18,990,219)
-----------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 27,563,919      33,252,845      52,650,757      52,852,609      92,716,714     106,143,747      57,391,108      61,958,336
===========    ============    ============    ============    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A24

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                  SUBACCOUNTS
                             -------------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN LARGE     PRUDENTIAL SP T.ROWE PRICE
                                        CAP                   LARGE - CAP GROWTH        PRUDENTIAL SP DAVIS VALUE
                                       GROWTH                     PORTFOLIO                     PORTFOLIO
                             -------------------------   ---------------------------   ---------------------------
                              01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006     01/01/2005
                                  TO            TO            TO             TO             TO             TO
                              12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005
                             -----------   -----------   ------------   ------------   ------------   ------------


OPERATIONS
  Net investment income
     (loss)................  $  (145,636)  $  (146,642)  $   (955,441)  $   (870,313)  $ (1,974,102)  $ (1,650,151)
  Capital gains
     distributions
     received..............            0             0      7,445,996              0      4,014,858     23,511,300
  Realized gain (loss) on
     shares redeemed.......       74,305      (174,009)       508,628        581,383      6,588,104      3,081,432
  Net change in unrealized
     gain (loss) on
     investments...........     (232,820)    1,595,857     (4,651,390)     7,870,042     21,436,987     (7,195,824)
                             -----------   -----------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.......     (304,151)    1,275,206      2,347,793      7,581,112     30,065,847     17,746,757
                             -----------   -----------   ------------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments..............       39,258       956,862      3,532,886      3,811,192     10,511,013     18,436,514
  Surrenders, withdrawals
     and death benefits....   (1,686,528)   (2,584,759)    (5,011,963)    (3,832,314)   (25,699,897)   (16,039,171)
  Net transfers between
     other subaccounts or
     fixed rate option.....      427,506       325,543       (290,172)    (1,092,616)    (7,681,335)    (4,738,940)
  Withdrawal and other
     charges...............       (3,450)       (4,144)      (125,847)      (109,082)      (462,943)      (425,176)
                             -----------   -----------   ------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS..........   (1,223,214)   (1,306,498)    (1,895,096)    (1,222,820)   (23,333,162)    (2,766,773)
                             -----------   -----------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS.........   (1,527,365)      (31,292)       452,697      6,358,292      6,732,685     14,979,984

NET ASSETS
  Beginning of period......   11,254,687    11,285,979     59,791,004     53,432,712    243,820,277    228,840,293
                             -----------   -----------   ------------   ------------   ------------   ------------
  End of period............  $ 9,727,322   $11,254,687   $ 60,243,701   $ 59,791,004   $250,552,962   $243,820,277
                             ===========   ===========   ============   ============   ============   ============

  Beginning units..........   17,224,572    19,559,751     57,241,744     60,176,615    185,836,395    189,703,912
                             -----------   -----------   ------------   ------------   ------------   ------------
  Units issued.............    2,966,103     3,117,804      8,134,217      9,685,721     18,333,804     31,802,115
  Units redeemed...........   (4,995,641)   (5,452,983)   (11,156,472)   (12,620,592)   (36,057,308)   (35,669,632)
                             -----------   -----------   ------------   ------------   ------------   ------------
  Ending units.............   15,195,034    17,224,572     54,219,489     57,241,744    168,112,891    185,836,395
                             ===========   ===========   ============   ============   ============   ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A25

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
   PRUDENTIAL SP SMALL CAP                                                                       PRUDENTIAL SP PIMCO HIGH
            VALUE                 PRUDENTIAL SP SMALL-CAP        PRUDENTIAL SP PIMCO TOTAL                 YIELD
          PORTFOLIO                   GROWTH PORTFOLIO               RETURN PORTFOLIO                    PORTFOLIO
----------------------------    ---------------------------    ----------------------------    ----------------------------
 01/01/2006      01/01/2005      01/01/2006     01/01/2005      01/01/2006      01/01/2005      01/01/2006      01/01/2005
     TO              TO              TO             TO              TO              TO              TO              TO
 12/31/2006      12/31/2005      12/31/2006     12/31/2005      12/31/2006      12/31/2005      12/31/2006      12/31/2005
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------



$ (2,349,692)   $ (2,330,433)   $  (672,905)   $   (598,496)   $ 11,859,849    $ 14,937,975    $ 10,636,930    $  9,373,638

  36,429,250      25,276,567              0               0               0       8,173,454       1,714,194       2,712,916

   2,811,424       3,784,154        831,740         291,398      (1,222,088)        906,429          (1,061)        749,369

 (10,028,572)    (19,811,506)     3,809,234         770,574      (1,890,850)    (20,179,812)      1,543,842      (8,389,007)
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------



  26,862,410       6,918,782      3,968,069         463,476       8,746,911       3,838,046      13,893,905       4,446,916
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------



   4,626,658      21,085,909      2,350,991       4,388,235      17,130,252      34,218,653       6,055,059      17,885,556

 (19,309,803)    (16,478,645)    (3,676,358)     (2,300,517)    (54,878,386)    (47,726,383)    (16,476,824)    (16,052,943)


 (14,544,074)       (250,597)      (541,308)         20,758      (6,758,001)      5,866,695      (8,622,375)     (3,639,342)
    (459,103)       (409,054)       (96,889)        (77,897)       (686,339)       (650,901)       (392,938)       (365,277)
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------




 (29,686,322)      3,947,613     (1,963,564)      2,030,579     (45,192,474)     (8,291,936)    (19,437,078)     (2,172,006)
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------


  (2,823,912)     10,866,395      2,004,505       2,494,055     (36,445,563)     (4,453,890)     (5,543,173)      2,274,910


 224,147,356     213,280,961     39,327,683      36,833,628     466,974,402     471,428,292     191,575,200     189,300,290
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------
$221,323,444    $224,147,356    $41,332,188    $ 39,327,683    $430,528,839    $466,974,402    $186,032,027    $191,575,200
============    ============    ===========    ============    ============    ============    ============    ============

 151,549,798     149,233,424     39,603,085      38,776,789     398,806,077     403,101,649     145,354,556     146,925,441
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------
  11,424,032      40,666,757      7,036,724      12,128,237      51,983,625      89,517,837      14,462,247      37,496,619
 (30,658,328)    (38,350,383)    (9,141,528)    (11,301,941)    (89,004,715)    (93,813,409)    (28,818,648)    (39,067,504)
------------    ------------    -----------    ------------    ------------    ------------    ------------    ------------
 132,315,502     151,549,798     37,498,281      39,603,085     361,784,987     398,806,077     130,998,155     145,354,556
============    ============    ===========    ============    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A26

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                  SUBACCOUNTS
                              -----------------------------------------------------------------------------------
                                JANUS ASPEN LARGE CAP
                                        GROWTH              PRUDENTIAL SP LARGE CAP
                                 PORTFOLIO - SERVICE                 VALUE                PRUDENTIAL SP AIM CORE
                                        SHARES                     PORTFOLIO                 EQUITY PORTFOLIO
                              -------------------------   ---------------------------   -------------------------
                               01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006    01/01/2005
                                   TO            TO            TO             TO             TO            TO
                               12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006    12/31/2005
                              -----------   -----------   ------------   ------------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................  $  (293,918)  $  (320,207)  $   (256,670)  $   (781,670)  $  (196,132)  $  (166,283)
  Capital gains
     distributions
     received...............            0             0      5,081,336      2,578,872     1,596,679             0
  Realized gain (loss) on
     shares redeemed........      475,493       137,201      4,631,394      2,811,229       664,648       416,012
  Net change in unrealized
     gain (loss) on
     investments............    1,792,943       673,073      6,079,139        703,945     1,718,731       577,096
                              -----------   -----------   ------------   ------------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........    1,974,518       490,067     15,535,199      5,312,376     3,783,926       826,825
                              -----------   -----------   ------------   ------------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............    1,320,907     1,767,048      1,003,336     11,218,607     1,005,138     2,106,951
  Surrenders, withdrawals
     and death benefits.....   (1,906,714)   (1,714,278)   (11,371,768)    (8,959,942)   (3,050,911)   (1,980,207)
  Net transfers between
     other subaccounts or
     fixed rate option......     (369,511)   (1,089,399)   (12,248,805)     6,648,927      (465,105)       58,241
  Withdrawal and other
     charges................      (45,493)      (41,469)      (178,422)      (155,278)      (51,723)      (46,630)
                              -----------   -----------   ------------   ------------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........   (1,000,811)   (1,078,098)   (22,795,659)     8,752,314    (2,562,601)      138,355
                              -----------   -----------   ------------   ------------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............      973,707      (588,031)    (7,260,460)    14,064,690     1,221,325       965,180

NET ASSETS
  Beginning of period.......   21,743,644    22,331,675    108,300,922     94,236,232    28,299,418    27,334,238
                              -----------   -----------   ------------   ------------   -----------   -----------
  End of period.............  $22,717,351   $21,743,644   $101,040,462   $108,300,922   $29,520,743   $28,299,418
                              ===========   ===========   ============   ============   ===========   ===========

  Beginning units...........   24,175,461    26,094,846     84,381,837     77,840,739    28,460,491    28,927,452
                              -----------   -----------   ------------   ------------   -----------   -----------
  Units issued..............    2,904,590     4,361,603      3,481,951     29,167,477     2,235,493     4,898,050
  Units redeemed............   (4,408,868)   (6,280,988)   (20,810,944)   (22,626,379)   (4,859,012)   (5,365,011)
                              -----------   -----------   ------------   ------------   -----------   -----------
  Ending units..............   22,671,183    24,175,461     67,052,844     84,381,837    25,836,972    28,460,491
                              ===========   ===========   ============   ============   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A27

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------

  PRUDENTIAL SP STRATEGIC
         PARTNERS             PRUDENTIAL SP MID CAP GROWTH     SP PRUDENTIAL U.S. EMERGING
 FOCUSED GROWTH PORTFOLIO               PORTFOLIO                   GROWTH PORTFOLIO
--------------------------    ----------------------------    ----------------------------
 01/01/2006     01/01/2005     01/01/2006      01/01/2005      01/01/2006      01/01/2005
     TO             TO             TO              TO              TO              TO
 12/31/2006     12/31/2005     12/31/2006      12/31/2005      12/31/2006      12/31/2005
-----------    -----------    ------------    ------------    ------------    ------------



$  (497,896)   $  (436,880)   $ (1,854,302)   $ (1,773,781)   $ (2,511,466)   $ (2,062,216)

  2,119,931              0               0               0      12,328,044      18,576,610

    670,175        692,794       4,087,269       2,231,696       4,041,731       1,595,404

 (3,152,375)     3,435,147      (6,466,361)      7,045,991      (2,440,923)      4,930,506
-----------    -----------    ------------    ------------    ------------    ------------



   (860,165)     3,691,061      (4,233,394)      7,503,906      11,417,386      23,040,304
-----------    -----------    ------------    ------------    ------------    ------------



  2,147,618      2,929,254       3,541,936      11,070,912       7,991,022      14,013,578

 (2,695,049)    (1,930,167)    (10,555,437)     (7,540,102)    (12,933,767)     (8,584,704)


     86,453      1,514,349      (9,235,529)     20,816,144      (8,936,571)     20,462,030
    (59,586)       (51,911)       (252,055)       (223,090)       (324,994)       (267,234)
-----------    -----------    ------------    ------------    ------------    ------------




   (520,564)     2,461,525     (16,501,085)     24,123,864     (14,204,310)     25,623,670
-----------    -----------    ------------    ------------    ------------    ------------


 (1,380,729)     6,152,586     (20,734,479)     31,627,770      (2,786,924)     48,663,974


 32,169,917     26,017,331     124,278,059      92,650,289     156,928,283     108,264,309
-----------    -----------    ------------    ------------    ------------    ------------
$30,789,188    $32,169,917    $103,543,580    $124,278,059    $154,141,359    $156,928,283
===========    ===========    ============    ============    ============    ============

 29,853,860     28,429,602     118,076,359      95,142,820     114,303,297      93,664,569
-----------    -----------    ------------    ------------    ------------    ------------
  6,656,995      8,673,302      12,236,156      58,029,480      19,216,598      49,131,035
 (7,654,332)    (7,249,044)    (31,002,948)    (35,095,941)    (29,970,959)    (28,492,307)
-----------    -----------    ------------    ------------    ------------    ------------
 28,856,523     29,853,860      99,309,567     118,076,359     103,548,936     114,303,297
===========    ===========    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A28

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                   SUBACCOUNTS
                                          -------------------------------------------------------------
                                           PRUDENTIAL SP CONSERVATIVE     PRUDENTIAL SP BALANCED ASSET
                                           ASSET ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO
                                          ---------------------------   -------------------------------
                                           01/01/2006     01/01/2005      01/01/2006       01/01/2005
                                               TO             TO              TO               TO
                                           12/31/2006     12/31/2005      12/31/2006       12/31/2005
                                          ------------   ------------   --------------   --------------


OPERATIONS
  Net investment income (loss)..........  $ 10,491,673   $ (1,906,620)  $   10,241,787   $   (8,391,491)
  Capital gains distributions received..     9,020,871     15,754,443       20,728,207       28,541,150
  Realized gain (loss) on shares
     redeemed...........................     7,027,890      5,522,383       20,153,371       10,206,946
  Net change in unrealized gain (loss)
     on investments.....................    12,609,400      3,789,792       54,338,488       33,460,032
                                          ------------   ------------   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........    39,149,834     23,159,998      105,461,853       63,816,637
                                          ------------   ------------   --------------   --------------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments...........    14,132,392    162,746,860       37,422,700      421,371,087
  Surrenders, withdrawals and death
     benefits...........................   (56,221,510)   (42,660,061)     (89,526,567)     (63,097,609)
  Net transfers between other
     subaccounts or fixed rate option...    (6,178,233)    27,739,956      (34,149,296)      71,151,118
  Withdrawal and other charges..........      (936,641)      (800,392)      (2,253,858)      (1,811,394)
                                          ------------   ------------   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT OWNER
     TRANSACTIONS.......................   (49,203,992)   147,026,363      (88,507,021)     427,613,202
                                          ------------   ------------   --------------   --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   (10,054,158)   170,186,361       16,954,832      491,429,839

NET ASSETS
  Beginning of period...................   603,052,233    432,865,872    1,263,779,736      772,349,897
                                          ------------   ------------   --------------   --------------
  End of period.........................  $592,998,075   $603,052,233   $1,280,734,568   $1,263,779,736
                                          ============   ============   ==============   ==============

  Beginning units.......................   413,947,172    368,692,494      772,288,551      636,614,087
                                          ------------   ------------   --------------   --------------
  Units issued..........................    31,934,422    131,017,800       61,749,203      267,261,849
  Units redeemed........................   (69,741,613)   (85,763,122)    (123,531,184)    (131,587,385)
                                          ------------   ------------   --------------   --------------
  Ending units..........................   376,139,981    413,947,172      710,506,570      772,288,551
                                          ============   ============   ==============   ==============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A29

                                     SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------
                                      PRUDENTIAL SP AGGRESSIVE       PRUDENTIAL SP INTERNATIONAL
   PRUDENTIAL SP GROWTH ASSET                  GROWTH                          GROWTH
      ALLOCATION PORTFOLIO           ASSET ALLOCATION PORTFOLIO               PORTFOLIO
--------------------------------    ----------------------------    ----------------------------
  01/01/2006        01/01/2005       01/01/2006      01/01/2005      01/01/2006      01/01/2005
      TO                TO               TO              TO              TO              TO
  12/31/2006        12/31/2005       12/31/2006      12/31/2005      12/31/2006      12/31/2005
--------------    --------------    ------------    ------------    ------------    ------------



$      471,721    $   (9,710,264)   $    386,878    $ (1,984,517)   $    173,608    $   (712,287)
    16,698,104        23,715,519       3,770,998       4,927,915       6,926,970       3,115,642
    21,984,237         9,694,025       4,507,293       1,796,723       3,003,521       1,531,954
    74,917,309        44,912,109       9,665,867       7,633,077       6,419,977       6,591,023
--------------    --------------    ------------    ------------    ------------    ------------


   114,071,371        68,611,389      18,331,036      12,373,198      16,524,076      10,526,332
--------------    --------------    ------------    ------------    ------------    ------------


    36,910,200       427,838,765       3,338,407      25,314,484       7,984,831      10,794,872

   (60,617,715)      (39,846,844)    (11,240,601)     (6,046,274)     (7,119,759)     (4,338,616)

   (50,032,379)       47,604,714      (9,628,405)     10,277,529       3,068,004       3,791,972
    (2,264,293)       (1,732,873)       (490,339)       (398,235)       (182,211)       (128,275)
--------------    --------------    ------------    ------------    ------------    ------------



   (76,004,187)      433,863,762     (18,020,938)     29,147,504       3,750,865      10,119,953
--------------    --------------    ------------    ------------    ------------    ------------


    38,067,184       502,475,151         310,098      41,520,702      20,274,941      20,646,285

 1,099,498,635       597,023,484     159,065,129     117,544,427      83,907,994      63,261,709
--------------    --------------    ------------    ------------    ------------    ------------
$1,137,565,819    $1,099,498,635    $159,375,227    $159,065,129    $104,182,935    $ 83,907,994
==============    ==============    ============    ============    ============    ============

   593,162,776       477,746,127     112,978,849      92,088,746      65,435,957      58,452,618
--------------    --------------    ------------    ------------    ------------    ------------
    54,892,208       202,435,601       5,580,553      37,980,858      19,670,956      22,995,106
   (97,717,985)      (87,018,952)    (18,218,223)    (17,090,755)    (17,973,139)    (16,011,767)
--------------    --------------    ------------    ------------    ------------    ------------
   550,336,999       593,162,776     100,341,179     112,978,849      67,133,774      65,435,957
==============    ==============    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A30

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005




                                                                   SUBACCOUNTS
                                 -------------------------------------------------------------------------------
                                 PRUDENTIAL SP INTERNATIONAL    EVERGREEN VA BALANCED      EVERGREEN VA GROWTH
                                       VALUE PORTFOLIO                   FUND                      FUND
                                 ---------------------------   -----------------------   -----------------------
                                  01/01/2006     01/01/2005    01/01/2006   01/01/2005   01/01/2006   01/01/2005
                                      TO             TO            TO           TO           TO           TO
                                  12/31/2006     12/31/2005    12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                 ------------   ------------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income
     (loss)....................  $   (153,656)  $   (858,931)  $    9,090   $    9,185   $  (22,565)  $  (22,939)
  Capital gains distributions
     received..................     1,116,378      6,300,490            0            0       63,010            0
  Realized gain (loss) on
     shares redeemed...........     3,553,045      1,254,808       23,457       29,775       48,518       37,698
  Net change in unrealized gain
     (loss) on investments.....    17,714,987      1,817,970       61,016       (1,130)      40,683       29,857
                                 ------------   ------------   ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................    22,230,754      8,514,337       93,563       37,830      129,646       44,616
                                 ------------   ------------   ----------   ----------   ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..     7,598,898      9,680,868      134,069       79,494        8,990       39,813
  Surrenders, withdrawals and
     death benefits............    (7,287,268)    (5,503,963)    (156,925)    (163,638)     (93,662)    (139,627)
  Net transfers between other
     subaccounts or fixed rate
     option....................     4,320,208      4,017,247      (31,467)    (271,303)       4,446     (139,297)
  Withdrawal and other
     charges...................      (196,599)      (148,186)      (2,327)      (2,079)      (2,124)      (2,126)
                                 ------------   ------------   ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS..............     4,435,239      8,045,966      (56,650)    (357,526)     (82,350)    (241,237)
                                 ------------   ------------   ----------   ----------   ----------   ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS................    26,665,993     16,560,303       36,913     (319,696)      47,296     (196,621)

NET ASSETS
  Beginning of period..........    80,894,938     64,334,635    1,234,063    1,553,759    1,339,099    1,535,720
                                 ------------   ------------   ----------   ----------   ----------   ----------
  End of period................  $107,560,931   $ 80,894,938   $1,270,976   $1,234,063   $1,386,395   $1,339,099
                                 ============   ============   ==========   ==========   ==========   ==========

  Beginning units..............    61,883,853     56,154,796    1,017,266    1,325,909      848,705    1,019,764
                                 ------------   ------------   ----------   ----------   ----------   ----------
  Units issued.................    17,076,081     19,471,361      153,091      196,401       64,845       56,071
  Units redeemed...............   (14,433,030)   (13,742,304)    (198,961)    (505,044)    (108,717)    (227,130)
                                 ------------   ------------   ----------   ----------   ----------   ----------
  Ending units.................    64,526,904     61,883,853      971,396    1,017,266      804,833      848,705
                                 ============   ============   ==========   ==========   ==========   ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A31

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                              EVERGREEN VA
                              EVERGREEN VA SPECIAL        INTERNATIONAL EQUITY      EVERGREEN VA FUNDAMENTAL
 EVERGREEN VA OMEGA FUND           VALUES FUND                    FUND                   LARGE CAP FUND
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



$  (50,455)   $  (46,459)   $  (39,046)   $  (26,608)   $   41,089    $   12,737    $  (17,680)   $  (25,657)
         0             0       525,613       417,032       103,237             0        65,793             0

    72,435        56,031       129,556       104,221        68,595        17,640        99,095        52,618

    99,631        39,593       132,620      (161,923)      166,814       176,546       268,009       312,399
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



   121,611        49,165       748,743       332,722       379,735       206,923       415,217       339,360
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


   115,636        23,403        87,728       159,783       165,011       301,295        46,874        52,142

  (226,124)     (124,117)     (233,836)     (162,448)     (147,286)      (40,262)     (438,073)     (299,334)

  (183,486)     (269,892)       45,975        (1,147)       68,209       202,051         7,251     1,059,437
    (6,524)       (7,487)      (10,357)      (10,022)       (2,883)       (2,294)       (8,850)       (9,389)
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




  (300,498)     (378,093)     (110,490)      (13,834)       83,051       460,790      (392,798)      802,856
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


  (178,887)     (328,928)      638,253       318,888       462,786       667,713        22,419     1,142,216


 3,140,508     3,469,436     4,151,892     3,833,004     1,730,007     1,062,294     4,117,759     2,975,543
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$2,961,621    $3,140,508    $4,790,145    $4,151,892    $2,192,793    $1,730,007    $4,140,178    $4,117,759
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

 2,202,758     2,483,750     2,585,613     2,603,188       124,000        86,839       343,937       266,436
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   176,623       219,850       417,995       465,465        25,107        55,172        21,233       137,539
  (393,597)     (500,842)     (504,430)     (483,040)      (19,278)      (18,011)      (53,113)      (60,038)
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 1,985,784     2,202,758     2,499,178     2,585,613       129,829       124,000       312,057       343,937
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A32

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                      SUBACCOUNTS
                                    ------------------------------------------------------------------------------
                                      AST ALLIANCEBERNSTEIN      AST AMERICAN CENTURY       AST AMERICAN CENTURY
                                         GROWTH & INCOME            INCOME & GROWTH          STRATEGIC BALANCED
                                            PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                    ------------------------   ------------------------   ------------------------
                                    01/01/2006   03/14/2005*   01/01/2006   03/14/2005*   01/01/2006   03/14/2005*
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2006    12/31/2005   12/31/2006    12/31/2005   12/31/2006    12/31/2005
                                    ----------   -----------   ----------   -----------   ----------   -----------


OPERATIONS
  Net investment income (loss)....  $  (37,487)   $   (5,114)  $  (13,783)   $   (8,827)  $   (8,466)    $ (6,949)
  Capital gains distributions
     received.....................           0             0            0             0       28,647            0
  Realized gain (loss) on shares
     redeemed.....................      38,651         2,206       24,879         4,004        1,714          181
  Net change in unrealized gain
     (loss) on investments........     597,342        33,647      526,444        35,315      163,188       27,207
                                    ----------    ----------   ----------    ----------   ----------     --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...................     598,506        30,739      537,540        30,492      185,083       20,439
                                    ----------    ----------   ----------    ----------   ----------     --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.....   2,900,150       684,550    1,899,972       972,483    1,646,385      491,932
  Surrenders, withdrawals and
     death benefits...............    (125,524)      (58,676)    (119,139)      (47,695)     (10,892)        (231)
  Net transfers between other
     subaccounts or fixed rate
     option.......................   2,278,702       520,232    1,364,866       494,472      155,950      387,548
  Withdrawal and other charges....      (1,873)          (84)      (4,619)         (234)        (820)         (87)
                                    ----------    ----------   ----------    ----------   ----------     --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER TRANSACTIONS..   5,051,455     1,146,022    3,141,080     1,419,026    1,790,623      879,162
                                    ----------    ----------   ----------    ----------   ----------     --------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.......................   5,649,961     1,176,761    3,678,620     1,449,518    1,975,706      899,601

NET ASSETS
  Beginning of period.............   1,176,761             0    1,449,518             0      899,601            0
                                    ----------    ----------   ----------    ----------   ----------     --------
  End of period...................  $6,826,722    $1,176,761   $5,128,138    $1,449,518   $2,875,307     $899,601
                                    ==========    ==========   ==========    ==========   ==========     ========

  Beginning units.................     114,672             0      140,275             0       87,237            0
                                    ----------    ----------   ----------    ----------   ----------     --------
  Units issued....................     540,159       136,208      389,604       157,477      232,858      102,420
  Units redeemed..................     (68,058)      (21,536)     (93,291)      (17,202)     (59,041)     (15,183)
                                    ----------    ----------   ----------    ----------   ----------     --------
  Ending units....................     586,773       114,672      436,588       140,275      261,054       87,237
                                    ==========    ==========   ==========    ==========   ==========     ========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A33

                               SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------

 AST COHEN & STEERS REALTY      AST GLOBAL ALLOCATION       AST DEAM LARGE-CAP VALUE
         PORTFOLIO                    PORTFOLIO                     PORTFOLIO
--------------------------    -------------------------    --------------------------
 01/01/2006    03/14/2005*    01/01/2006    03/14/2005*     01/01/2006    03/14/2005*
     TO             TO            TO             TO             TO             TO
 12/31/2006     12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    ----------    -----------    -----------    -----------



$   (93,781)    $  (33,437)   $   (9,533)     $ (1,664)    $   (89,918)    $  (17,173)
  1,053,171          3,254             0             0         482,993              0
    140,817         19,238         7,033           672          35,829          7,423

  2,529,944        257,528       253,979        13,106       1,317,499        144,175
-----------     ----------    ----------      --------     -----------     ----------



  3,630,151        246,583       251,479        12,114       1,746,403        134,425
-----------     ----------    ----------      --------     -----------     ----------


  6,299,187      2,091,786     2,673,942       417,043       5,515,769      1,586,392
   (796,631)      (266,638)      (18,210)         (784)       (409,840)       (39,967)

  6,862,975      3,256,053       490,127        66,093       8,729,843      1,491,307
    (13,507)        (2,349)         (532)          (61)         (4,946)          (748)
-----------     ----------    ----------      --------     -----------     ----------



 12,352,024      5,078,852     3,145,327       482,291      13,830,826      3,036,984
-----------     ----------    ----------      --------     -----------     ----------


 15,982,175      5,325,435     3,396,806       494,405      15,577,229      3,171,409


  5,325,435              0       494,405             0       3,171,409              0
-----------     ----------    ----------      --------     -----------     ----------
$21,307,610     $5,325,435    $3,891,211      $494,405     $18,748,638     $3,171,409
===========     ==========    ==========      ========     ===========     ==========

    443,049              0        46,597             0         295,846              0
-----------     ----------    ----------      --------     -----------     ----------
  1,187,665        567,935       351,163        49,353       1,410,264        359,067
   (272,234)      (124,886)      (55,009)       (2,756)       (225,525)       (63,221)
-----------     ----------    ----------      --------     -----------     ----------
  1,358,480        443,049       342,751        46,597       1,480,585        295,846
===========     ==========    ==========      ========     ===========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A34

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                      SUBACCOUNTS
                                    ------------------------------------------------------------------------------

                                       AST DEAM SMALL-CAP      AST DEAM SMALL-CAP VALUE
                                        GROWTH PORTFOLIO               PORTFOLIO          AST HIGH YIELD PORTFOLIO
                                    ------------------------   ------------------------   ------------------------
                                    01/01/2006   03/14/2005*   01/01/2006   03/14/2005*   01/01/2006   03/14/2005*
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2006    12/31/2005   12/31/2006    12/31/2005   12/31/2006    12/31/2005
                                    ----------   -----------   ----------   -----------   ----------   -----------


OPERATIONS
  Net investment income (loss)....  $  (35,695)    $ (4,414)   $  (36,198)   $   (7,207)  $  223,409    $   (9,266)
  Capital gains distributions
     received.....................           0            0        91,901           329            0             0
  Realized gain (loss) on shares
     redeemed.....................     (49,139)       3,774         3,635          (736)     (28,212)       (5,079)
  Net change in unrealized gain
     (loss) on investments........      66,177       18,699       355,048        (1,359)     291,656        43,783
                                    ----------     --------    ----------    ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...................     (18,657)      18,059       414,386        (8,973)     486,853        29,438
                                    ----------     --------    ----------    ----------   ----------    ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.....   1,814,468      448,083     1,428,802       568,507    2,839,484     1,531,574
  Surrenders, withdrawals and
     death benefits...............    (141,538)     (60,972)     (129,923)       (7,491)    (298,060)      (45,531)
  Net transfers between other
     subaccounts or fixed rate
     option.......................     628,340      242,591     1,342,110       600,138    2,712,050     1,191,078
  Withdrawal and other charges....      (2,066)         (79)       (4,173)         (362)      (7,449)       (1,120)
                                    ----------     --------    ----------    ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER TRANSACTIONS..   2,299,204      629,623     2,636,816     1,160,792    5,246,025     2,676,001
                                    ----------     --------    ----------    ----------   ----------    ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.......................   2,280,547      647,682     3,051,202     1,151,819    5,732,878     2,705,439

NET ASSETS
  Beginning of period.............     647,682            0     1,151,819             0    2,705,439             0
                                    ----------     --------    ----------    ----------   ----------    ----------
  End of period...................  $2,928,229     $647,682    $4,203,021    $1,151,819   $8,438,317    $2,705,439
                                    ==========     ========    ==========    ==========   ==========    ==========

  Beginning units.................      62,813            0       114,953             0      274,409             0
                                    ----------     --------    ----------    ----------   ----------    ----------
  Units issued....................     346,413      101,893       317,762       136,333      691,722       339,876
  Units redeemed..................    (135,378)     (39,080)      (72,037)      (21,380)    (175,958)      (65,467)
                                    ----------     --------    ----------    ----------   ----------    ----------
  Ending units....................     273,848       62,813       360,678       114,953      790,173       274,409
                                    ==========     ========    ==========    ==========   ==========    ==========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A35

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                                            AST GOLDMAN SACHS
 AST FEDERATED AGGRESSIVE        AST MID-CAP VALUE            AST SMALL-CAP VALUE          CONCENTRATED GROWTH
     GROWTH PORTFOLIO                PORTFOLIO                     PORTFOLIO                    PORTFOLIO
-------------------------    -------------------------    --------------------------    -------------------------
01/01/2006    03/14/2005*    01/01/2006    03/14/2005*     01/01/2006    03/14/2005*    01/01/2006    03/14/2005*
    TO             TO            TO             TO             TO             TO            TO             TO
12/31/2006     12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005    12/31/2006     12/31/2005
----------    -----------    ----------    -----------    -----------    -----------    ----------    -----------



$  (91,964)    $  (15,546)   $  (38,207)    $   (9,047)   $   (82,197)    $  (14,429)   $  (41,777)    $   (5,925)
   115,208          2,785       310,852              0        177,273            273             0              0
    55,377         19,579       (20,787)         4,302         26,923         29,323        19,278          5,545

   408,366        212,525        64,573         26,773        780,907         59,084       283,884         35,023
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------



   486,987        219,343       316,431         22,028        902,906         74,251       261,385         34,643
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------


 2,500,166      1,199,221     1,871,240      1,086,191      2,988,546      1,162,010     2,024,690        733,264
  (333,342)       (18,952)     (130,570)       (20,987)      (273,631)       (13,423)     (129,924)        (7,226)

 2,304,361      1,859,709       988,141        392,863      4,125,739      1,212,553     2,147,634        280,049
    (9,677)        (1,660)       (3,944)          (141)        (8,211)        (2,516)       (2,959)           (76)
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------



 4,461,508      3,038,318     2,724,867      1,457,926      6,832,443      2,358,624     4,039,441      1,006,011
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------


 4,948,495      3,257,661     3,041,298      1,479,954      7,735,349      2,432,875     4,300,826      1,040,654


 3,257,661              0     1,479,954              0      2,432,875              0     1,040,654              0
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------
$8,206,156     $3,257,661    $4,521,252     $1,479,954    $10,168,224     $2,432,875    $5,341,480     $1,040,654
==========     ==========    ==========     ==========    ===========     ==========    ==========     ==========

   297,309              0       143,016              0        228,580              0        96,752              0
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------
   540,800        350,168       338,673        169,161        802,532        287,551       425,196        113,906
  (151,228)       (52,859)      (86,180)       (26,145)      (205,276)       (58,971)      (52,139)       (17,154)
----------     ----------    ----------     ----------    -----------     ----------    ----------     ----------
   686,881        297,309       395,509        143,016        825,836        228,580       469,809         96,752
==========     ==========    ==========     ==========    ===========     ==========    ==========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A36

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                    SUBACCOUNTS
                                  -------------------------------------------------------------------------------
                                      AST GOLDMAN SACHS
                                           MID-CAP                 AST LARGE-CAP           AST LORD ABBETT BOND-
                                      GROWTH PORTFOLIO            VALUE PORTFOLIO           DEBENTURE PORTFOLIO
                                  ------------------------   -------------------------   ------------------------
                                  01/01/2006   03/14/2005*    01/01/2006   03/14/2005*   01/01/2006   03/14/2005*
                                      TO            TO            TO            TO           TO            TO
                                  12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006    12/31/2005
                                  ----------   -----------   -----------   -----------   ----------   -----------


OPERATIONS
  Net investment income (loss)..  $  (71,451)   $  (15,593)  $  (122,140)  $   (65,189)  $   87,200    $  (15,591)
  Capital gains distributions
     received...................           0             0       266,726             0       48,895           217
  Realized gain (loss) on shares
     redeemed...................      54,923         5,393       191,936        26,067        6,232         6,275
  Net change in unrealized gain
     (loss) on investments......     209,792       105,119     1,713,966       244,443      354,885        33,108
                                  ----------    ----------   -----------   -----------   ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................     193,264        94,919     2,050,488       205,321      497,212        24,009
                                  ----------    ----------   -----------   -----------   ----------    ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments...   2,450,767     1,316,156     4,583,624     5,436,486    2,429,995     1,905,854
  Surrenders, withdrawals and
     death benefits.............    (421,477)      (14,117)     (712,820)     (202,023)    (189,780)      (31,024)
  Net transfers between other
     subaccounts or fixed rate
     option.....................   1,032,038     1,080,903         9,152     4,828,502    3,624,580       937,012
  Withdrawal and other charges..      (5,600)         (350)      (19,155)       (4,204)      (6,389)         (639)
                                  ----------    ----------   -----------   -----------   ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS...............   3,055,728     2,382,592     3,860,801    10,058,761    5,858,406     2,811,203
                                  ----------    ----------   -----------   -----------   ----------    ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.....................   3,248,992     2,477,511     5,911,289    10,264,082    6,355,618     2,835,212

NET ASSETS
  Beginning of period...........   2,477,511             0    10,264,082             0    2,835,212             0
                                  ----------    ----------   -----------   -----------   ----------    ----------
  End of period.................  $5,726,503    $2,477,511   $16,175,371   $10,264,082   $9,190,830    $2,835,212
                                  ==========    ==========   ===========   ===========   ==========    ==========

  Beginning units...............     234,239             0       972,517             0      285,006             0
                                  ----------    ----------   -----------   -----------   ----------    ----------
  Units issued..................     427,868       262,906       707,727     1,184,029      647,572       326,112
  Units redeemed................    (136,015)      (28,667)     (344,348)     (211,512)     (75,939)      (41,106)
                                  ----------    ----------   -----------   -----------   ----------    ----------
  Ending units..................     526,092       234,239     1,335,896       972,517      856,639       285,006
                                  ==========    ==========   ===========   ===========   ==========    ==========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A37

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

AST MARSICO CAPITAL GROWTH                                  AST NEUBERGER BERMAN MID-     AST NEUBERGER BERMAN MID-
         PORTFOLIO             AST MFS GROWTH PORTFOLIO       CAP GROWTH PORTFOLIO           CAP VALUE PORTFOLIO
--------------------------    -------------------------    --------------------------    --------------------------
 01/01/2006    03/14/2005*    01/01/2006    03/14/2005*     01/01/2006    03/14/2005*     01/01/2006    03/14/2005*
     TO             TO            TO             TO             TO             TO             TO             TO
 12/31/2006     12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    ----------    -----------    -----------    -----------    -----------    -----------



$  (243,641)    $  (44,641)   $  (44,601)    $   (8,227)   $  (132,794)    $  (21,971)   $  (194,404)   $   (60,786)
          0              0             0              0              0              0      2,011,525         12,304

     81,568         45,447        33,853          2,068         72,097        114,981       (408,981)        85,450

  1,249,305        341,612       258,369         49,641        851,633        195,444       (254,603)       523,577
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------



  1,087,232        342,418       247,621         43,482        790,936        288,454      1,153,537        560,545
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------


  8,066,183      4,205,760     1,292,612        694,782      3,781,898      1,973,535      5,281,871      5,905,613

   (593,496)       (83,276)     (124,771)       (43,904)      (441,326)       (37,177)      (870,634)      (116,450)

  4,965,138      3,263,904       727,863        774,712      2,128,408      2,706,884      1,174,563      5,142,795
    (14,647)        (2,651)       (5,701)          (516)        (8,474)          (754)       (18,555)        (3,331)
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------




 12,423,178      7,383,737     1,890,003      1,425,074      5,460,506      4,642,488      5,567,245     10,928,627
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------


 13,510,410      7,726,155     2,137,624      1,468,556      6,251,442      4,930,942      6,720,782     11,489,172


  7,726,155              0     1,468,556              0      4,930,942              0     11,489,172              0
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------
$21,236,565     $7,726,155    $3,606,180     $1,468,556    $11,182,384     $4,930,942    $18,209,954    $11,489,172
===========     ==========    ==========     ==========    ===========     ==========    ===========    ===========

    709,067              0       136,599              0        434,960              0      1,055,431              0
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------
  1,442,417        820,662       249,040        147,684        703,693        616,348      1,127,482      1,352,201
   (277,635)      (111,595)      (69,194)       (11,085)      (241,744)      (181,388)      (630,961)      (296,770)
-----------     ----------    ----------     ----------    -----------     ----------    -----------    -----------
  1,873,849        709,067       316,445        136,599        896,909        434,960      1,551,952      1,055,431
===========     ==========    ==========     ==========    ===========     ==========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A38

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                      SUBACCOUNTS
                                     -----------------------------------------------------------------------------
                                                                                            AST ALLIANCEBERNSTEIN
                                         AST PIMCO LIMITED       AST ALLIANCEBERNSTEIN          MANAGED INDEX
                                      MATURITY BOND PORTFOLIO     CORE VALUE PORTFOLIO          500 PORTFOLIO
                                     ------------------------   -----------------------   ------------------------
                                     01/01/2006   03/14/2005*   01/01/2006  03/14/2005*   01/01/2006   03/14/2005*
                                         TO            TO           TO           TO           TO            TO
                                     12/31/2006    12/31/2005   12/31/2006   12/31/2005   12/31/2006    12/31/2005
                                     ----------   -----------   ----------  -----------   ----------   -----------


OPERATIONS
  Net investment income (loss).....  $   42,205    $  (24,083)  $  (23,099)   $ (3,346)   $  (23,375)   $   (8,080)
  Capital gains distributions
     received......................           0           390       54,312           0             0             0
  Realized gain (loss) on shares
     redeemed......................       5,210           907       19,381         508        36,669         1,035
  Net change in unrealized gain
     (loss) on investments.........      96,601        29,513      402,005      17,062       358,911        30,388
                                     ----------    ----------   ----------    --------    ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS....................     144,016         6,727      452,599      14,224       372,205        23,343
                                     ----------    ----------   ----------    --------    ----------    ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments......   2,417,051     1,770,501    2,404,797     376,629     1,310,144       921,085
  Surrenders, withdrawals and death
     benefits......................    (510,438)      (73,141)    (174,782)       (628)     (215,473)       (5,489)
  Net transfers between other
     subaccounts or fixed rate
     option........................   2,374,151     2,037,830    2,390,759     169,337       409,932     1,295,181
  Withdrawal and other charges.....      (7,732)       (1,113)      (1,878)          0        (4,326)          (12)
                                     ----------    ----------   ----------    --------    ----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS............   4,273,032     3,734,077    4,618,896     545,338     1,500,277     2,210,765
                                     ----------    ----------   ----------    --------    ----------    ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS........................   4,417,048     3,740,804    5,071,495     559,562     1,872,482     2,234,108

NET ASSETS
  Beginning of period..............   3,740,804             0      559,562           0     2,234,108             0
                                     ----------    ----------   ----------    --------    ----------    ----------
  End of period....................  $8,157,852    $3,740,804   $5,631,057    $559,562    $4,106,590    $2,234,108
                                     ==========    ==========   ==========    ========    ==========    ==========

  Beginning units..................     371,976             0       54,284           0       214,898             0
                                     ----------    ----------   ----------    --------    ----------    ----------
  Units issued.....................     578,691       436,538      472,407      62,618       212,258       238,934
  Units redeemed...................    (155,504)      (64,562)     (60,225)     (8,334)      (64,941)      (24,036)
                                     ----------    ----------   ----------    --------    ----------    ----------
  Ending units.....................     795,163       371,976      466,466      54,284       362,215       214,898
                                     ==========    ==========   ==========    ========    ==========    ==========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A39

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

 AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET       AST MFS GLOBAL EQUITY      AST JPMORGAN INTERNATIONAL
    RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO               PORTFOLIO                 EQUITY PORTFOLIO
--------------------------    --------------------------    -------------------------    --------------------------
 01/01/2006    03/14/2005*     01/01/2006    03/14/2005*    01/01/2006    03/14/2005*     01/01/2006    03/14/2005*
     TO             TO             TO             TO            TO             TO             TO             TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005    12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    -----------    -----------    ----------    -----------    -----------    -----------



$  (608,661)   $  (127,154)   $   (27,928)    $  (10,448)   $  (52,901)    $  (11,860)   $   (88,380)    $  (21,072)
  2,662,398         14,684        224,080            123       241,975              0              0              0
    231,965        161,063         31,841          2,104        73,268          7,119        180,622         26,670

  1,995,851      1,981,605        352,127         46,033       584,530        101,212      1,517,548        252,142
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------


  4,281,553      2,030,198        580,120         37,812       846,872         96,471      1,609,790        257,740
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------


 16,183,025      8,359,310      4,984,828      1,435,969     2,842,517        868,551      5,661,889      2,422,843
 (2,147,741)      (301,788)      (648,558)       (18,417)     (295,482)       (15,794)      (299,607)       (79,257)

 15,500,585     13,831,954      4,302,368        758,056     2,451,115        784,850      4,191,273        985,770
    (68,768)       (10,331)        (4,794)          (636)       (6,370)          (636)       (10,676)          (714)
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------



 29,467,101     21,879,145      8,633,844      2,174,972     4,991,780      1,636,971      9,542,879      3,328,642
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------


 33,748,654     23,909,343      9,213,964      2,212,784     5,838,652      1,733,442     11,152,669      3,586,382


 23,909,343              0      2,212,784              0     1,733,442              0      3,586,382              0
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------
$57,657,997    $23,909,343    $11,426,748     $2,212,784    $7,572,094     $1,733,442    $14,739,051     $3,586,382
===========    ===========    ===========     ==========    ==========     ==========    ===========     ==========

  2,036,631              0        213,872              0       165,532              0        336,854              0
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------
  3,593,667      2,466,243        964,337        238,007       564,969        183,460      1,041,097        418,546
 (1,256,298)      (429,612)      (165,478)       (24,135)     (124,487)       (17,928)      (207,124)       (81,692)
-----------    -----------    -----------     ----------    ----------     ----------    -----------     ----------
  4,374,000      2,036,631      1,012,731        213,872       606,014        165,532      1,170,827        336,854
===========    ===========    ===========     ==========    ==========     ==========    ===========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A40

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                    SUBACCOUNTS
                                 ---------------------------------------------------------------------------------
                                 AST T. ROWE PRICE GLOBAL      AST AGGRESSIVE ASSET      AST CAPITAL GROWTH ASSET
                                      BOND PORTFOLIO           ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                 ------------------------   -------------------------   --------------------------
                                 01/01/2006   03/14/2005*    01/01/2006   12/05/2005*    01/01/2006    12/05/2005*
                                     TO            TO            TO            TO            TO             TO
                                 12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006     12/31/2005
                                 ----------   -----------   -----------   -----------   ------------   -----------


OPERATIONS
  Net investment income
     (loss)....................  $  (20,720)   $  (23,024)  $  (304,732)   $   (1,245)  $ (7,498,166)  $   (15,839)
  Capital gains distributions
     received..................      44,685            31             0             0              0             0
  Realized gain (loss) on
     shares redeemed...........      (4,036)      (12,561)      112,379          (125)     1,898,222         6,412
  Net change in unrealized gain
     (loss) on investments.....     240,899       (48,108)    3,265,767        (6,304)    52,900,422       (78,152)
                                 ----------    ----------   -----------    ----------   ------------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................     260,828       (83,662)    3,073,414        (7,674)    47,300,478       (87,579)
                                 ----------    ----------   -----------    ----------   ------------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..   1,945,852     1,473,126    26,164,695     1,946,163    576,674,317    24,700,966
  Surrenders, withdrawals and
     death benefits............    (200,183)      (74,642)     (746,987)            0     (8,744,221)     (105,461)
  Net transfers between other
     subaccounts or fixed rate
     option....................   1,895,490     2,082,171     8,352,734       249,554     74,276,484     1,949,967
  Withdrawal and other
     charges...................      (7,967)       (1,854)      (11,307)         (121)       (47,952)            0
                                 ----------    ----------   -----------    ----------   ------------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS..............   3,633,192     3,478,801    33,759,135     2,195,596    642,158,628    26,545,472
                                 ----------    ----------   -----------    ----------   ------------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS................   3,894,020     3,395,139    36,832,549     2,187,922    689,459,106    26,457,893

NET ASSETS
  Beginning of period..........   3,395,139             0     2,187,922             0     26,457,893             0
                                 ----------    ----------   -----------    ----------   ------------   -----------
  End of period................  $7,289,159    $3,395,139   $39,020,471    $2,187,922   $715,916,999   $26,457,893
                                 ==========    ==========   ===========    ==========   ============   ===========

  Beginning units..............     359,354             0       218,878             0      2,644,939             0
                                 ----------    ----------   -----------    ----------   ------------   -----------
  Units issued.................     476,597       443,294     3,745,773       221,437     72,711,119     2,722,212
  Units redeemed...............     (99,910)      (83,940)     (476,817)       (2,559)   (10,580,428)      (77,273)
                                 ----------    ----------   -----------    ----------   ------------   -----------
  Ending units.................     736,041       359,354     3,487,834       218,878     64,775,630     2,644,939
                                 ==========    ==========   ===========    ==========   ============   ===========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A41

                                 SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------
     AST BALANCED ASSET           AST CONSERVATIVE ASSET        AST PRESERVATION ASSET
    ALLOCATION PORTFOLIO           ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO
---------------------------    ---------------------------    --------------------------
 01/01/2006     12/05/2005*     01/01/2006     12/05/2005*     01/01/2006    12/05/2005*
     TO              TO             TO              TO             TO             TO
 12/31/2006      12/31/2005     12/31/2006      12/31/2005     12/31/2006     12/31/2005
------------    -----------    ------------    -----------    -----------    -----------



$ (7,021,815)   $   (13,960)   $ (2,088,351)    $   (4,896)   $  (522,011)    $   (1,090)
           0              0               0              0              0              0

   1,013,158          3,894         626,529          1,099        238,624             20

  44,904,234        (40,115)     12,436,092         (3,986)     2,382,382         (1,091)
------------    -----------    ------------     ----------    -----------     ----------



  38,895,577        (50,181)     10,974,270         (7,783)     2,098,995         (2,161)
------------    -----------    ------------     ----------    -----------     ----------


 523,191,806     22,587,113     158,845,352      6,641,544     40,530,913      1,825,866

 (11,628,822)       (86,035)     (4,598,441)        (2,524)    (1,768,061)             0

  75,004,521      1,131,652      29,219,738      1,968,736     12,102,420        385,196
     (34,466)           (51)        (16,107)           (14)        (4,104)             0
------------    -----------    ------------     ----------    -----------     ----------




 586,533,039     23,632,679     183,450,542      8,607,742     50,861,168      2,211,062
------------    -----------    ------------     ----------    -----------     ----------


 625,428,616     23,582,498     194,424,812      8,599,959     52,960,163      2,208,901


  23,582,498              0       8,599,959              0      2,208,901              0
------------    -----------    ------------     ----------    -----------     ----------
$649,011,114    $23,582,498    $203,024,771     $8,599,959    $55,169,064     $2,208,901
============    ===========    ============     ==========    ===========     ==========

   2,355,050              0         857,910              0        220,096              0
------------    -----------    ------------     ----------    -----------     ----------
  66,707,143      2,456,700      21,137,765        970,276      6,309,443        220,094
  (9,525,066)      (101,650)     (3,205,581)      (112,366)    (1,313,181)             2
------------    -----------    ------------     ----------    -----------     ----------
  59,537,127      2,355,050      18,790,094        857,910      5,216,358        220,096
============    ===========    ============     ==========    ===========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A42

                             FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005





                                                                        SUBACCOUNTS
                                     ---------------------------------------------------------------------------------

                                     AST FIRST TRUST      AST FIRST TRUST                            AST T. ROWE PRICE
                                     BALANCED TARGET   CAPITAL APPRECIATION       AST ADVANCED        LARGE-CAP GROWTH
                                        PORTFOLIO        TARGET PORTFOLIO     STRATEGIES PORTFOLIO       PORTFOLIO
                                     ---------------   --------------------   --------------------   -----------------
                                       03/20/2006*          03/20/2006*            03/20/2006*          05/01/2006*
                                            TO                  TO                     TO                    TO
                                        12/31/2006          12/31/2006             12/31/2006            12/31/2006
                                     ---------------   --------------------   --------------------   -----------------


OPERATIONS
  Net investment income (loss).....    $  (388,971)         $  (469,207)          $   (767,593)          $   (6,225)
  Capital gains distributions
     received......................              0                    0                      0                    0
  Realized gain (loss) on shares
     redeemed......................         97,866              118,570                245,639                5,491
  Net change in unrealized gain
     (loss) on investments.........      3,123,601            4,031,034              5,282,558               79,369
                                       -----------          -----------           ------------           ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS....................      2,832,496            3,680,397              4,760,604               78,635
                                       -----------          -----------           ------------           ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments......     50,183,739           58,800,698             90,985,260            1,637,269
  Surrenders, withdrawals and death
     benefits......................       (368,593)            (292,300)              (588,003)             (15,801)
  Net transfers between other
     subaccounts or fixed rate
     option........................      9,649,459           12,974,306             13,881,129               89,124
  Withdrawal and other charges.....         (1,382)              (5,753)                (4,190)                   0
                                       -----------          -----------           ------------           ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS............     59,463,223           71,476,951            104,274,196            1,710,592
                                       -----------          -----------           ------------           ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS........................     62,295,719           75,157,348            109,034,800            1,789,227

NET ASSETS
  Beginning of period..............              0                    0                      0                    0
                                       -----------          -----------           ------------           ----------
  End of period....................    $62,295,719          $75,157,348           $109,034,800           $1,789,227
                                       ===========          ===========           ============           ==========

  Beginning units..................              0                    0                      0                    0
                                       -----------          -----------           ------------           ----------
  Units issued.....................      6,639,721            8,072,382             11,614,991              177,489
  Units redeemed...................       (721,306)            (846,062)            (1,307,321)              (6,538)
                                       -----------          -----------           ------------           ----------
  Ending units.....................      5,918,415            7,226,320             10,307,670              170,951
                                       ===========          ===========           ============           ==========




* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A43

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                      AST
       AST              AST       PIMCO TOTAL       AST              AST               GARTMORE                   AIM
      MONEY          SMALL-CAP    RETURN BOND  INTERNATIONAL    INTERNATIONAL            GVIT                 V.I. PREMIER
MARKET PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO  VALUE PORTFOLIO GROWTH PORTFOLIO    DEVELOPING MARKETS          EQUITY FUND
---------------- ---------------- ----------- --------------- ---------------- ----------------------- -------------------------
   05/01/2006*      05/01/2006*   05/01/2006*   05/01/2006*      05/01/2006*    01/01/2006 03/14/2005*  01/01/2006   01/01/2005
       TO               TO             TO            TO              TO             TO          TO          TO           TO
   12/31/2006       12/31/2006     12/31/2006    12/31/2006      12/31/2006     12/31/2006  12/31/2005  04/28/2006   12/31/2005
---------------- ---------------- ----------- --------------- ---------------- ----------- ----------- ------------ ------------



       62,215        $ (2,714)     $  (12,196)   $   (7,377)     $   (6,880)   $  (146,480) $  (22,784)     720,648 $   (792,567)
            0               0               0             0               0      1,408,794     184,335            0            0
            0            (223)          4,987         2,761             427         11,670      17,210  (23,573,549)  (8,190,144)
            0          31,090          22,759       152,695         139,383      2,303,044     564,912   29,200,745   13,978,563
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------ ------------


       62,215          28,153          15,550       148,079         132,930      3,577,028     743,673    6,347,844    4,995,852
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------ ------------


   12,720,679         557,047       3,244,497     2,073,678       1,696,498      5,759,431   2,699,221      112,080      260,119
     (761,819)         (2,576)        (18,545)       (5,279)        (20,566)      (699,424)    (87,010)  (6,012,535) (18,711,017)

   (2,823,823)         62,563         171,602       113,477         133,859      4,607,401   3,634,212 (127,525,090)  (7,819,374)
            0               0               0             0               0        (22,292)     (2,074)     (20,517)     (72,472)
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------ ------------



    9,135,037         617,034       3,397,554     2,181,876       1,809,791      9,645,116   6,244,349 (133,446,062) (26,342,744)
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------ ------------

    9,197,252         645,187       3,413,104     2,329,955       1,942,721     13,222,144   6,988,022 (127,098,218) (21,346,892)


            0               0               0             0               0      6,988,022           0  127,098,218  148,445,110
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------ ------------
    9,197,252        $645,187      $3,413,104    $2,329,955      $1,942,721    $20,210,166  $6,988,022            0 $127,098,218
   ==========        ========      ==========    ==========      ==========    ===========  ========== ============ ============

            0               0               0             0               0        579,313           0   89,741,074  109,220,077
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------ ------------
    1,401,353          70,856         346,401       223,240         195,080      1,165,470     707,464      679,797    3,308,032
     (502,279)         (5,761)        (15,082)       (8,846)        (11,849)      (479,402)   (128,151) (90,420,871) (22,787,035)
   ----------        --------      ----------    ----------      ----------    -----------  ---------- ------------ ------------
      899,074          65,095         331,319       214,394         183,231      1,265,381     579,313            0   89,741,074
   ==========        ========      ==========    ==========      ==========    ===========  ========== ============ ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                       A44

                        NOTES TO FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2006


NOTE 1:    GENERAL

            Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 15, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Preferred, Discovery Select, and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

            Effective May 1, 2007, American Skandia Trust and American Skandia Investment Services, Inc. will be renamed Advanced Series Trust and AST Investment Services, Inc., respectively.

            The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are ninety-five subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, American Skandia Trust (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. The name of each Portfolio and the corresponding subaccount name are as follows:



PRUDENTIAL SERIES FUND        AST High Yield Portfolio       CREDIT SUISSE
----------------------                                       -------------
Money Market Portfolio        AST Federated Aggressive       Trust Global Small Cap
                              Growth Portfolio
Diversified Bond Portfolio    AST Mid-Cap Value Portfolio
Equity Portfolio              AST Small-Cap Value            DAVIS
                              Portfolio                      -----
Flexible Managed Portfolio    AST Goldman Sachs              Value Portfolio
                              Concentrated Growth
                              Portfolio
Conservative Balanced         AST Goldman Sachs Mid-Cap
  Portfolio                   Growth Portfolio
Value Portfolio               AST Large-Cap Value            EVERGREEN VA
                              Portfolio                      ------------
High Yield Bond Portfolio     AST Lord Abbett Bond-          Balanced Fund
                              Debenture Portfolio
Natural Resources Portfolio   AST Marsico Capital Growth     Growth Fund
                              Portfolio
Stock Index Portfolio         AST MFS Growth Portfolio       Omega Fund
Global Portfolio              AST Neuberger Berman Mid-Cap   Special Values Fund
                              Growth Portfolio
Jennison Portfolio            AST Neuberger Berman Mid-Cap   International Equity Fund
                              Value Portfolio
Small Capitalization Stock    AST PIMCO Limited Maturity     Fundamental Large Cap Fund
  Portfolio                   Bond Portfolio
Jennison 20/20 Focus          AST AllianceBernstein Core
  Portfolio                   Value Portfolio


                                       A45

Diversified Conservative      AST AllianceBernstein          FRANKLIN TEMPLETON FUNDS
  Growth Portfolio            Managed Index 500 Portfolio    ------------------------
SP T. Rowe Price Large-Cap    AST T.Rowe Price Natural       Small-Mid Cap Growth
  Growth Portfolio            Resources Portfolio            Securities Fund
SP Davis Value Portfolio      AST T.Rowe Price Asset
                              Allocation Portfolio
SP Small Cap Value Portfolio  AST MFS Global Equity          GARTMORE GVIT
                              Portfolio                      -------------
SP Small Cap Growth           AST JPMorgan International     Developing Markets
  Portfolio                   Equity Portfolio
SP PIMCO Total Return         AST T.Rowe Price Global Bond
  Portfolio                   Portfolio
SP PIMCO High Yield           AST Aggressive Asset           JANUS ASPEN SERIES
  Portfolio                   Allocation Portfolio           ------------------
SP Large Cap Value Portfolio  AST Capital Growth Asset       Large Cap Growth
                              Allocation Portfolio           Portfolio - Institutional
                                                             Shares
SP AIM Core Equity Portfolio  AST Balanced Asset             Large Cap Growth Portfolio-
                              Allocation Portfolio           Service Shares
SP Strategic Partners         AST Conservative Asset         International Growth
  Focused Growth Portfolio    Allocation Portfolio           Portfolio-Institutional
                                                             Shares
SP Mid Cap Growth Portfolio   AST Preservation Asset
                              Allocation Portfolio
SP Prudential U.S. Emerging   AST First Trust Balanced       MFS VARIABLE INSURANCE TRUST
  Growth Portfolio            Target Portfolio               ----------------------------
SP Conservative Asset         AST First Trust Capital        Research Bond Series
  Allocation Portfolio        Appreciation Target
                              Portfolio
SP Balanced Asset Allocation  AST Advanced Strategies        Emerging Growth Series
  Portfolio                   Portfolio
SP Growth Asset Allocation    AST T.Rowe Large-Cap Growth
  Portfolio                   Portfolio
SP Aggressive Growth Asset    AST Money Market Portfolio     OCC PREMIER VIT
  Allocation Portfolio                                       ---------------
SP International Growth       AST Small-Cap Growth           Opcap Managed Portfolio
  Portfolio                   Portfolio
SP International Value        AST PIMCO Total Return Bond    Opcap Small Cap Portfolio
  Portfolio                   Portfolio
AST AllianceBernstein Growth  AST International Value
  & Income Portfolio          Portfolio
AST American Century Income   AST International Growth       AIM VARIABLE INSURANCE
  & Growth Portfolio          Portfolio                      ----------------------
AST American Century                                         Core Equity Fund
  Strategic Balanced
  Portfolio
AST Cohen & Steers Realty     ALLIANCE BERNSTEIN
  Portfolio                   ------------------
AST Global Allocation         Large Cap Growth               T. ROWE PRICE
  Portfolio                                                  -------------
AST DeAm Large-Cap Value                                     International Stock
  Portfolio                                                  Portfolio
AST DeAm Small-Cap Growth     AMERICAN CENTURY VARIABLE      Equity Income Portfolio
  Portfolio                   -------------------------
                              PORTFOLIOS
                              ----------
AST DeAm Small-Cap Value      Value Fund
  Portfolio


            The Series Funds are diversified open-ended management investment companies, and are managed by affiliates of Prudential.

            On May 1, 2006, the following fund was merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2006 as a transfer in.


RETIRED PORTFOLIO                  EXISTING PORTFOLIO                  ASSETS MOVED
-----------------                  ------------------                  ------------


AIM V.I. Premier Equity Fund.....  AIM V.I. Core Equity Fund           $125,561,423






                                       A46

NOTE 2:    SIGNIFICANT ACCOUNTING POLICIES

            The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

            Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

            Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

            Dividend and Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

NOTE 3:    TAXES

            Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:    PURCHASES AND SALES OF INVESTMENTS

            The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2006 were as follows:


                                                       PURCHASES        SALES
                                                     ------------   -------------


Prudential Money Market Portfolio..................  $185,868,270   $(148,659,650)
Prudential Diversified Bond Portfolio..............  $  1,030,971   $ (67,086,944)
Prudential Equity Portfolio........................  $  8,059,617   $ (78,806,168)
Prudential Flexible Managed Portfolio..............  $    687,663   $  (5,535,360)
Prudential Conservative Balanced Portfolio.........  $    340,920   $  (8,791,294)
Prudential Value Portfolio.........................  $ 28,406,626   $ (69,652,781)
Prudential High Yield Bond Portfolio...............  $  1,347,356   $ (38,025,691)
Prudential Natural Resources Portfolio.............  $    849,476   $  (3,336,029)
Prudential Stock Index Portfolio...................  $ 14,965,809   $(119,654,521)
Prudential Global Portfolio........................  $  8,502,816   $ (23,920,057)
Prudential Jennison Portfolio......................  $ 16,007,345   $(106,698,302)
Prudential Small Capitalization Stock Portfolio....  $  2,378,067   $ (22,950,488)
T. Rowe Price International Stock Portfolio........  $  1,849,078   $  (6,226,619)
T. Rowe Price Equity Income Portfolio..............  $    994,740   $ (28,039,221)
Premier VIT OpCap Managed Portfolio................  $    103,217   $ (33,376,063)
Premier VIT OpCap Small Cap Portfolio..............  $  1,065,304   $ (16,064,423)
AIM V.I. Core Equity Fund..........................  $125,589,784   $ (34,118,082)
Janus Aspen Large Cap Growth - Institutional
  Shares...........................................  $      2,102   $ (24,762,300)
Janus Aspen International Growth
  Portfolio - Institutional Shares.................  $  2,286,195   $ (36,465,896)
MFS VIT - Research Bond Series.....................  $    409,404   $  (8,148,900)
MFS Emerging Growth Series.........................  $    118,917   $ (21,472,293)
Credit Suisse Trust Global Small Cap...............  $    547,547   $  (5,414,673)
American Century VP Value Fund.....................  $  1,662,267   $ (11,322,268)
Franklin Small - Mid Cap Growth Securities.........  $    466,128   $ (10,318,300)
Prudential Jennison 20/20 Focus Portfolio..........  $  7,446,297   $  (8,931,149)
Prudential Diversified Conservative Growth
  Portfolio........................................  $  1,960,437   $ (22,309,128)
Davis Value Portfolio..............................  $  3,272,807   $  (9,516,605)


                                       A47

                                                       PURCHASES        SALES
                                                     ------------   -------------

AllianceBernstein Large Cap Growth.................  $  1,031,061   $  (2,399,912)
Prudential SP T.Rowe Price Large - Cap Growth
  Portfolio........................................  $  7,122,598   $  (9,973,136)
Prudential SP Davis Value Portfolio................  $ 16,154,041   $ (43,452,420)
Prudential SP Small Cap Value Portfolio............  $  7,347,556   $ (40,581,573)
Prudential SP Small-Cap Growth Portfolio...........  $  5,853,870   $  (8,490,339)
Prudential SP PIMCO Total Return Portfolio.........  $ 29,872,451   $ (82,069,691)
Prudential SP PIMCO High Yield Portfolio...........  $ 10,787,891   $ (33,237,209)
Janus Aspen Large Cap Growth Portfolio - Service
  Shares...........................................  $  2,796,606   $  (4,153,199)
Prudential SP Large Cap Value Portfolio............  $  2,097,370   $ (26,509,809)
Prudential SP AIM Core Equity Portfolio............  $  2,165,329   $  (5,193,890)
Prudential SP Strategic Partners Focused Growth
  Portfolio........................................  $  5,766,418   $  (6,784,879)
Prudential SP Mid Cap Growth Portfolio.............  $  7,244,577   $ (25,599,964)
SP Prudential U.S. Emerging Growth Portfolio.......  $ 14,470,752   $ (31,186,870)
Prudential SP Conservative Asset Allocation
  Portfolio........................................  $ 36,955,407   $ (96,368,286)
Prudential SP Balanced Asset Allocation Portfolio..  $ 74,973,940   $(186,084,608)
Prudential SP Growth Asset Allocation Portfolio....  $ 78,306,592   $(174,866,507)
Prudential SP Aggressive Growth Asset Allocation
  Portfolio........................................  $  6,528,066   $ (27,167,859)
Prudential SP International Growth Portfolio.......  $ 20,081,917   $ (17,858,143)
Prudential SP International Value Portfolio........  $ 18,489,239   $ (15,576,432)
Evergreen VA Balanced Fund.........................  $    177,977   $    (256,161)
Evergreen VA Growth Fund...........................  $     98,603   $    (203,517)
Evergreen VA Omega Fund............................  $    224,919   $    (575,871)
Evergreen VA Special Values Fund...................  $    700,333   $    (884,448)
Evergreen VA International Equity Fund.............  $    369,235   $    (319,906)
Evergreen VA Fundamental Large Cap Fund............  $    187,334   $    (647,542)
AST AllianceBernstein Growth & Income Portfolio....  $  5,789,000   $    (791,274)
AST American Century Income & Growth Portfolio.....  $  4,115,921   $  (1,026,169)
AST American Century Strategic Balanced Portfolio..  $  2,421,268   $    (662,561)
AST Cohen & Steers Realty Portfolio................  $ 15,156,083   $  (3,004,257)
AST Global Allocation Portfolio....................  $  3,659,241   $    (551,220)
AST DeAm Large-Cap Value Portfolio.................  $ 15,407,865   $  (1,716,623)
AST DeAm Small-Cap Growth Portfolio................  $  3,415,240   $  (1,151,731)
AST DeAm Small-Cap Value Portfolio.................  $  3,202,561   $    (605,983)
AST High Yield Portfolio...........................  $  6,740,852   $  (1,583,393)
AST Federated Aggressive Growth Portfolio..........  $  5,956,698   $  (1,587,153)
AST Mid-Cap Value Portfolio........................  $  3,558,451   $    (881,558)
AST Small-Cap Value Portfolio......................  $  8,584,433   $  (1,849,935)
AST Goldman Sachs Concentrated Growth Portfolio....  $  4,658,420   $    (660,755)
AST Goldman Sachs Mid-Cap Growth Portfolio.........  $  4,361,887   $  (1,377,610)
AST Large-Cap Value Portfolio......................  $  7,078,556   $  (3,431,582)
AST Lord Abbett Bond-Debenture Portfolio...........  $  6,511,222   $    (753,988)
AST Marsico Capital Growth Portfolio...............  $ 14,617,773   $  (2,443,948)
AST MFS Growth Portfolio...........................  $  2,576,791   $    (731,389)
AST Neuberger Berman Mid-Cap Growth Portfolio......  $  7,913,149   $  (2,585,436)
AST Neuberger Berman Mid-Cap Value Portfolio.......  $ 11,472,738   $  (6,165,591)
AST PIMCO Limited Maturity Bond Portfolio..........  $  5,539,774   $  (1,369,678)
AST AllianceBernstein Core Value Portfolio.........  $  5,244,907   $    (661,360)
AST AllianceBernstein Managed Index 500 Portfolio..  $  2,275,117   $    (825,670)
AST T. Rowe Price Natural Resources Portfolio......  $ 39,418,323   $ (10,674,661)
AST T. Rowe Price Asset Allocation Portfolio.......  $ 10,742,380   $  (2,194,111)
AST MFS Global Equity Portfolio....................  $  6,246,316   $  (1,322,340)
AST JPMorgan International Equity Portfolio........  $ 11,604,067   $  (2,215,860)
AST T. Rowe Price Global Bond Portfolio............  $  4,351,463   $    (812,287)
AST Aggressive Asset Allocation Portfolio..........  $ 38,545,829   $  (5,091,426)
AST Capital Growth Asset Allocation Portfolio......  $708,981,138   $ (74,320,676)
AST Balanced Asset Allocation Portfolio............  $644,919,919   $ (65,408,695)
AST Conservative Asset Allocation Portfolio........  $214,013,108   $ (32,650,917)
AST Preservation Asset Allocation Portfolio........  $ 63,379,550   $ (13,040,392)
AST First Trust Balanced Target Portfolio..........  $ 65,838,714   $  (6,764,463)
AST First Trust Capital Appreciation Target
  Portfolio........................................  $ 78,449,896   $  (7,442,152)
AST Advanced Strategies Portfolio..................  $117,481,889   $ (13,975,286)


                                       A48

                                                       PURCHASES        SALES
                                                     ------------   -------------

AST T. Rowe Price Large-Cap Growth Portfolio.......  $  1,829,322   $    (124,955)
AST Money Market Portfolio.........................  $ 13,153,647   $  (4,045,542)
AST Small-Cap Growth Portfolio.....................  $    676,375   $     (62,054)
AST PIMCO Total Return Bond Portfolio..............  $  3,848,337   $    (462,979)
AST International Value Portfolio..................  $  2,361,669   $    (187,170)
AST International Growth Portfolio.................  $  1,915,128   $    (112,218)
Gartmore GVIT Developing Markets...................  $ 14,348,663   $  (4,934,332)
AIM V.I. Premier Equity Fund.......................  $      1,656   $(134,027,000)




NOTE 5:    RELATED PARTY TRANSACTIONS

            Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

            The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

            The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

            The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:    FINANCIAL HIGHLIGHTS

            Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

            The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.


                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                            PRUDENTIAL MONEY MARKET PORTFOLIO


December 31, 2006     223,442   $ 1.01572    to   $10.36025  $  258,478      4.67%   1.35%    to     2.00%     2.67%    to    3.35%
December 31, 2005     183,246   $ 0.98795    to   $ 1.26691  $  209,879      2.84%   1.35%    to     2.00%     0.88%    to    1.54%
December 31, 2004     213,892   $ 0.97813    to   $ 1.24840  $  243,516      1.00%   1.35%    to     2.00%    -0.93%    to   -0.33%
December 31, 2003     279,425   $ 0.98657    to   $ 1.25286  $  324,048      0.85%   1.35%    to     1.90%    -1.05%    to   -0.51%
December 31, 2002     416,179   $ 0.99700    to   $ 1.25977  $  492,182      1.51%   1.35%    to     1.90%    -0.17%    to    0.17%


                                       A49

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO


December 31, 2006     203,399   $ 1.38043    to   $ 1.64793  $  334,597      4.86%   1.35%    to     1.65%     3.28%    to    3.59%
December 31, 2005     241,749   $ 1.33655    to   $ 1.59160  $  384,058      5.25%   1.35%    to     1.65%     1.61%    to    1.91%
December 31, 2004     283,870   $ 1.31540    to   $ 1.56260  $  442,817      4.38%   1.35%    to     1.65%     3.87%    to    4.18%
December 31, 2003     338,319   $ 1.26643    to   $ 1.50079  $  506,846      3.98%   1.35%    to     1.65%     5.73%    to    6.05%
December 31, 2002     401,633   $ 1.19774    to   $ 1.41582  $  567,736     11.58%   1.35%    to     1.65%     5.34%    to    5.64%

                                                               PRUDENTIAL EQUITY PORTFOLIO


December 31, 2006     215,288   $ 1.23731    to   $ 2.08496  $  417,027      1.04%   1.35%    to     2.00%    10.37%    to   11.08%
December 31, 2005     249,850   $ 1.11720    to   $ 1.87806  $  438,393      0.96%   1.35%    to     2.00%     9.29%    to    9.98%
December 31, 2004     266,362   $ 1.01871    to   $ 1.70828  $  435,764      1.24%   1.35%    to     2.00%     7.77%    to    8.46%
December 31, 2003     285,436   $ 0.94205    to   $ 1.57580  $  438,294      0.99%   1.35%    to     1.90%    29.19%    to   29.90%
December 31, 2002     308,351   $ 0.72737    to   $ 1.21384  $  371,345      0.83%   1.35%    to     1.90%   -23.60%    to  -23.38%

                                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO


December 31, 2006      15,163   $ 1.82712    to   $ 1.82712  $   27,704      2.03%   1.40%    to     1.40%    10.62%    to   10.62%
December 31, 2005      17,773   $ 1.65164    to   $ 1.65164  $   29,354      2.01%   1.40%    to     1.40%     2.73%    to    2.73%
December 31, 2004      21,202   $ 1.60781    to   $ 1.60781  $   34,089      1.48%   1.40%    to     1.40%     9.21%    to    9.21%
December 31, 2003      24,849   $ 1.47227    to   $ 1.47227  $   36,584      2.09%   1.40%    to     1.40%    22.06%    to   22.06%
December 31, 2002      30,154   $ 1.20619    to   $ 1.20619  $   36,372      3.16%   1.40%    to     1.40%   -13.94%    to  -13.94%

                                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO


December 31, 2006      23,410   $ 1.75118    to   $ 1.75118  $   40,995      2.65%   1.40%    to     1.40%     8.91%    to    8.91%
December 31, 2005      28,153   $ 1.60793    to   $ 1.60793  $   45,268      2.44%   1.40%    to     1.40%     2.01%    to    2.01%
December 31, 2004      34,197   $ 1.57630    to   $ 1.57630  $   53,905      2.04%   1.40%    to     1.40%     6.54%    to    6.54%
December 31, 2003      40,989   $ 1.47948    to   $ 1.47948  $   60,643      2.80%   1.40%    to     1.40%    17.13%    to   17.13%
December 31, 2002      50,764   $ 1.26312    to   $ 1.26312  $   64,121      0.00%   1.40%    to     1.40%   -10.24%    to  -10.24%

                                                               PRUDENTIAL VALUE PORTFOLIO


December 31, 2006     186,033   $ 1.53477    to   $ 2.96458  $  465,824      1.44%   1.35%    to     2.00%    17.60%    to   18.35%
December 31, 2005     196,035   $ 1.30259    to   $ 2.50630  $  426,327      1.37%   1.35%    to     2.00%    14.39%    to   15.11%
December 31, 2004     202,438   $ 1.13655    to   $ 2.17838  $  396,997      1.36%   1.35%    to     2.00%    14.03%    to   14.76%
December 31, 2003     201,621   $ 0.99472    to   $ 1.89915  $  362,689      1.56%   1.35%    to     1.90%    25.68%    to   26.37%
December 31, 2002     213,942   $ 0.79064    to   $ 1.50369  $  315,498      1.30%   1.35%    to     1.90%   -23.24%    to  -23.00%

                                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO


December 31, 2006     111,866   $ 1.34263    to   $ 1.66129  $  185,506      7.73%   1.35%    to     1.65%     8.44%    to    8.77%
December 31, 2005     133,431   $ 1.23810    to   $ 1.52788  $  203,527      6.74%   1.35%    to     1.65%     1.74%    to    2.01%
December 31, 2004     160,681   $ 1.21693    to   $ 1.49829  $  240,357      7.23%   1.35%    to     1.65%     8.52%    to    8.84%
December 31, 2003     190,160   $ 1.12137    to   $ 1.37730  $  261,532      8.35%   1.35%    to     1.65%    23.00%    to   23.37%
December 31, 2002     208,477   $ 0.91166    to   $ 1.11685  $  232,545     17.72%   1.35%    to     1.65%    -0.15%    to    0.18%

                                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO


December 31, 2006       2,954   $ 6.23651    to   $ 6.23651  $   18,425      1.93%   1.40%    to     1.40%    20.51%    to   20.51%
December 31, 2005       3,343   $ 5.17504    to   $ 5.17504  $   17,303      0.00%   1.40%    to     1.40%    53.76%    to   53.76%
December 31, 2004       3,501   $ 3.36558    to   $ 3.36558  $   11,783      3.40%   1.40%    to     1.40%    23.45%    to   23.45%
December 31, 2003       3,694   $ 2.72634    to   $ 2.72634  $   10,070      4.24%   1.40%    to     1.40%    37.08%    to   37.08%
December 31, 2002       4,433   $ 1.98889    to   $ 1.98889  $    8,817      0.57%   1.40%    to     1.40%    17.27%    to   17.27%

                                                            PRUDENTIAL STOCK INDEX PORTFOLIO


December 31, 2006     353,178   $ 0.96309    to   $ 2.16530  $  631,250      1.56%   1.35%    to     2.00%    13.28%    to   14.02%
December 31, 2005     407,098   $ 0.84766    to   $ 1.90012  $  645,583      1.47%   1.35%    to     2.00%     2.50%    to    3.14%
December 31, 2004     443,160   $ 0.82464    to   $ 1.84300  $  693,094      1.64%   1.35%    to     2.00%     8.29%    to    8.98%
December 31, 2003     434,432   $ 0.75934    to   $ 1.69204  $  645,369      1.48%   1.35%    to     1.90%    25.79%    to   26.48%
December 31, 2002     410,344   $ 0.60247    to   $ 1.33841  $  506,071      1.19%   1.35%    to     1.90%   -23.49%    to  -23.23%

                                                               PRUDENTIAL GLOBAL PORTFOLIO


December 31, 2006      76,284   $ 0.99602    to   $ 2.13726  $  140,710      0.65%   1.35%    to     2.00%    17.31%    to   18.05%
December 31, 2005      83,554   $ 0.84666    to   $ 1.81132  $  131,804      0.61%   1.35%    to     2.00%    13.80%    to   14.53%
December 31, 2004      92,115   $ 0.74184    to   $ 1.58248  $  128,221      0.99%   1.35%    to     2.00%     7.44%    to    8.13%
December 31, 2003      93,158   $ 0.68852    to   $ 1.46429  $  121,913      0.36%   1.35%    to     1.90%    31.57%    to   32.28%
December 31, 2002      89,622   $ 0.52224    to   $ 1.10749  $   90,783      1.06%   1.35%    to     1.90%   -26.40%    to  -26.15%


                                       A50

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                              PRUDENTIAL JENNISON PORTFOLIO


December 31, 2006     323,560   $ 0.69237    to   $ 1.98290  $  525,273      0.28%   1.35%    to     2.00%    -0.20%    to    0.44%
December 31, 2005     372,673   $ 0.69178    to   $ 1.97537  $  609,136      0.10%   1.35%    to     2.00%    12.31%    to   13.05%
December 31, 2004     421,800   $ 0.61411    to   $ 1.74849  $  620,026      0.45%   1.35%    to     2.00%     7.49%    to    8.18%
December 31, 2003     453,187   $ 0.56973    to   $ 1.61723  $  627,061      0.26%   1.35%    to     1.90%    27.81%    to   28.53%
December 31, 2002     470,005   $ 0.44488    to   $ 1.25897  $  521,577      0.20%   1.35%    to     1.90%   -32.11%    to  -31.87%

                                                     PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO



December 31, 2006      43,383   $ 2.10323    to   $ 3.14174  $  118,332      0.56%   1.35%    to     1.65%    12.81%    to   13.15%
December 31, 2005      50,766   $ 1.86435    to   $ 2.77814  $  122,366      0.59%   1.35%    to     1.65%     5.52%    to    5.83%
December 31, 2004      56,066   $ 1.76674    to   $ 2.62630  $  127,911      0.59%   1.35%    to     1.65%    20.06%    to   20.42%
December 31, 2003      59,374   $ 1.47156    to   $ 2.18216  $  112,757      0.47%   1.35%    to     1.65%    36.02%    to   36.42%
December 31, 2002      67,804   $ 1.08184    to   $ 1.60035  $   94,563      0.89%   1.35%    to     1.65%   -16.30%    to  -16.05%

                                                       T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO


December 31, 2006      29,145   $ 1.14486    to   $ 1.54392  $   44,784      1.16%   1.35%    to     1.65%    17.17%    to   17.51%
December 31, 2005      31,879   $ 0.97711    to   $ 1.31451  $   41,741      1.57%   1.35%    to     1.65%    14.16%    to   14.49%
December 31, 2004      35,382   $ 0.85590    to   $ 1.14869  $   40,479      1.09%   1.35%    to     1.65%    11.92%    to   12.27%
December 31, 2003      37,910   $ 0.76471    to   $ 1.02374  $   38,680      1.28%   1.35%    to     1.65%    28.40%    to   28.77%
December 31, 2002      39,723   $ 0.59558    to   $ 0.79531  $   31,480      0.90%   1.35%    to     1.65%   -19.61%    to  -19.39%

                                                          T. ROWE PRICE EQUITY INCOME PORTFOLIO


December 31, 2006      63,395   $ 1.54295    to   $ 2.36313  $  148,936      1.55%   1.35%    to     1.65%    17.03%    to   17.39%
December 31, 2005      75,165   $ 1.31837    to   $ 2.01408  $  150,483      1.54%   1.35%    to     1.65%     2.23%    to    2.54%
December 31, 2004      84,329   $ 1.28960    to   $ 1.96512  $  164,796      1.56%   1.35%    to     1.65%    13.05%    to   13.39%
December 31, 2003      91,614   $ 1.14069    to   $ 1.73402  $  158,057      1.69%   1.35%    to     1.65%    23.46%    to   23.83%
December 31, 2002     100,665   $ 0.92390    to   $ 1.40102  $  140,402      1.59%   1.35%    to     1.65%   -14.53%    to  -14.28%

                                                           PREMIER VIT OPCAP MANAGED PORTFOLIO


December 31, 2006      91,386   $ 1.18165    to   $ 1.70043  $  155,331      1.81%   1.35%    to     1.65%     7.87%    to    8.20%
December 31, 2005     110,586   $ 1.09540    to   $ 1.57237  $  173,819      1.23%   1.35%    to     1.65%     3.58%    to    3.89%
December 31, 2004     132,223   $ 1.05759    to   $ 1.51433  $  200,148      1.54%   1.35%    to     1.65%     8.97%    to    9.29%
December 31, 2003     155,780   $ 0.97053    to   $ 1.38628  $  215,874      1.86%   1.35%    to     1.65%    19.77%    to   20.12%
December 31, 2002     183,137   $ 0.81033    to   $ 1.15460  $  211,382      2.06%   1.35%    to     1.65%   -18.23%    to  -17.99%

                                                          PREMIER VIT OPCAP SMALL CAP PORTFOLIO


December 31, 2006      31,549   $ 2.37865    to   $ 2.55214  $   80,472      0.00%   1.35%    to     1.65%    22.07%    to   22.43%
December 31, 2005      37,521   $ 1.94860    to   $ 2.08553  $   78,204      0.00%   1.35%    to     1.65%    -1.56%    to   -1.27%
December 31, 2004      46,585   $ 1.97949    to   $ 2.11349  $   98,398      0.05%   1.35%    to     1.65%    15.97%    to   16.31%
December 31, 2003      52,211   $ 1.70696    to   $ 1.81797  $   94,869      0.05%   1.35%    to     1.65%    40.34%    to   40.76%
December 31, 2002      59,643   $ 1.21632    to   $ 1.29217  $   77,030      0.07%   1.35%    to     1.65%   -22.91%    to  -22.68%

                                                                AIM V.I. CORE EQUITY FUND


December 31, 2006     105,519   $ 0.95952    to   $ 1.80467  $  188,149      0.67%   1.35%    to     1.65%    14.81%    to   15.16%
December 31, 2005      48,775   $ 0.83573    to   $ 1.56803  $   75,486      1.43%   1.35%    to     1.65%     3.61%    to    3.91%
December 31, 2004      58,701   $ 0.80658    to   $ 1.50970  $   87,533      0.93%   1.35%    to     1.65%     7.19%    to    7.52%
December 31, 2003      69,193   $ 0.75247    to   $ 1.40486  $   96,053      0.98%   1.35%    to     1.65%    22.40%    to   22.75%
December 31, 2002      80,527   $ 0.61477    to   $ 1.14498  $   91,255      0.30%   1.35%    to     1.65%   -16.95%    to  -16.70%

                                                  JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES


December 31, 2006      73,096   $ 0.77290    to   $ 1.58878  $  114,155      0.47%   1.35%    to     1.65%     9.57%    to    9.91%
December 31, 2005      88,674   $ 0.70539    to   $ 1.44650  $  126,204      0.33%   1.35%    to     1.65%     2.60%    to    2.90%
December 31, 2004     108,636   $ 0.68751    to   $ 1.40646  $  150,008      0.14%   1.35%    to     1.65%     2.81%    to    3.13%
December 31, 2003     128,974   $ 0.66870    to   $ 1.36461  $  172,930      0.09%   1.35%    to     1.65%    29.57%    to   29.96%
December 31, 2002     152,436   $ 0.51608    to   $ 1.05047  $  157,514      0.00%   1.35%    to     1.65%   -27.71%    to  -27.49%

                                           JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- INSTITUTIONAL SHARES


December 31, 2006      70,571   $ 1.95154    to   $ 3.47954  $  242,355      1.95%   1.35%    to     1.65%    44.65%    to   45.08%
December 31, 2005      81,367   $ 1.34919    to   $ 2.39973  $  192,824      1.20%   1.35%    to     1.65%    30.16%    to   30.54%
December 31, 2004      94,695   $ 1.03659    to   $ 1.83930  $  172,017      0.90%   1.35%    to     1.65%    17.02%    to   17.35%
December 31, 2003     110,936   $ 0.88582    to   $ 1.56797  $  171,973      1.22%   1.35%    to     1.65%    32.73%    to   33.12%
December 31, 2002     133,117   $ 0.66739    to   $ 1.17846  $  155,179      0.84%   1.35%    to     1.65%   -26.80%    to  -26.57%


                                       A51

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                             MFS VIT -- RESEARCH BOND SERIES


December 31, 2006      22,867   $ 0.99783    to   $ 1.59906  $   36,354      0.52%   1.35%    to     1.65%     8.69%    to    8.99%
December 31, 2005      27,680   $ 0.91808    to   $ 1.46772  $   40,404      0.49%   1.35%    to     1.65%     6.06%    to    6.37%
December 31, 2004      33,162   $ 0.86562    to   $ 1.38048  $   45,567      1.08%   1.35%    to     1.65%    13.97%    to   14.31%
December 31, 2003      38,554   $ 0.75952    to   $ 1.20836  $   46,388      0.68%   1.35%    to     1.65%    22.68%    to   23.03%
December 31, 2002      44,963   $ 0.61911    to   $ 0.98255  $   43,990      0.28%   1.35%    to     1.65%   -25.77%    to  -25.54%

                                                               MFS EMERGING GROWTH SERIES


December 31, 2006      66,215   $ 0.80244    to   $ 1.47914  $   97,350      0.00%   1.35%    to     1.65%     6.16%    to    6.45%
December 31, 2005      80,363   $ 0.75590    to   $ 1.39011  $  111,071      0.00%   1.35%    to     1.65%     7.43%    to    7.75%
December 31, 2004      98,291   $ 0.70362    to   $ 1.29091  $  126,133      0.00%   1.35%    to     1.65%    11.13%    to   11.46%
December 31, 2003     115,437   $ 0.63317    to   $ 1.15881  $  132,948      0.00%   1.35%    to     1.65%    28.12%    to   28.49%
December 31, 2002     132,891   $ 0.49421    to   $ 0.90235  $  119,194      0.00%   1.35%    to     1.65%   -34.84%    to  -34.64%

                                                          CREDIT SUISSE TRUST GLOBAL SMALL CAP


December 31, 2006      15,776   $ 1.08635    to   $ 1.43500  $   22,593      0.00%   1.35%    to     1.65%    11.39%    to   11.70%
December 31, 2005      19,130   $ 0.97531    to   $ 1.28530  $   24,548      0.00%   1.35%    to     1.65%    14.26%    to   14.59%
December 31, 2004      22,247   $ 0.85361    to   $ 1.12210  $   24,922      0.00%   1.35%    to     1.65%    16.07%    to   16.42%
December 31, 2003      24,730   $ 0.73541    to   $ 0.96436  $   23,813      0.00%   1.35%    to     1.65%    45.26%    to   45.68%
December 31, 2002      27,585   $ 0.50628    to   $ 0.66230  $   18,245      0.00%   1.35%    to     1.65%   -35.22%    to  -35.03%

                                                             AMERICAN CENTURY VP VALUE FUND


December 31, 2006      26,126   $ 1.86028    to   $ 2.22761  $   57,938      1.42%   1.35%    to     1.65%    16.73%    to   17.08%
December 31, 2005      30,623   $ 1.59361    to   $ 1.90364  $   58,037      0.90%   1.35%    to     1.65%     3.33%    to    3.63%
December 31, 2004      34,892   $ 1.54228    to   $ 1.83772  $   63,894      1.01%   1.35%    to     1.65%    12.49%    to   12.81%
December 31, 2003      37,346   $ 1.37107    to   $ 1.62974  $   60,648      1.09%   1.35%    to     1.65%    26.87%    to   27.23%
December 31, 2002      42,190   $ 1.08073    to   $ 1.28151  $   53,892      0.93%   1.35%    to     1.65%   -14.04%    to  -13.79%

                                                       FRANKLIN SMALL -- MID CAP GROWTH SECURITIES


December 31, 2006      27,564   $ 0.99775    to   $ 1.70655  $   45,925      0.00%   1.35%    to     1.65%     6.93%    to    7.25%
December 31, 2005      33,253   $ 0.93308    to   $ 1.59202  $   51,693      0.00%   1.35%    to     1.65%     3.08%    to    3.40%
December 31, 2004      39,929   $ 0.90516    to   $ 1.54056  $   60,060      0.00%   1.35%    to     1.65%     9.66%    to    9.99%
December 31, 2003      45,499   $ 0.82539    to   $ 1.40143  $   62,294      0.00%   1.35%    to     1.65%    35.01%    to   35.41%
December 31, 2002      51,618   $ 0.61134    to   $ 1.03547  $   52,263      0.25%   1.35%    to     1.65%   -29.84%    to  -29.63%

                                                        PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO


December 31, 2006      52,651   $ 1.54401    to   $ 1.61949  $   85,221      0.40%   1.35%    to     1.65%    12.28%    to   12.61%
December 31, 2005      52,853   $ 1.37511    to   $ 1.43892  $   76,014      0.24%   1.35%    to     1.65%    19.62%    to   19.98%
December 31, 2004      51,736   $ 1.14958    to   $ 1.20003  $   62,053      0.10%   1.35%    to     1.65%    14.05%    to   14.39%
December 31, 2003      56,016   $ 1.00792    to   $ 1.04952  $   58,759      0.22%   1.35%    to     1.65%    27.20%    to   27.59%
December 31, 2002      63,260   $ 0.79236    to   $ 0.82304  $   52,044      0.02%   1.35%    to     1.65%   -23.51%    to  -23.28%

                                                  PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO


December 31, 2006      92,717   $ 1.40304    to   $ 1.43284  $  131,993      3.32%   1.35%    to     1.65%     5.19%    to    5.51%
December 31, 2005     106,144   $ 1.33377    to   $ 1.35805  $  143,304      3.13%   1.35%    to     1.65%     5.30%    to    5.62%
December 31, 2004     123,176   $ 1.26658    to   $ 1.28576  $  157,523      3.12%   1.35%    to     1.65%     7.79%    to    8.11%
December 31, 2003     135,064   $ 1.17504    to   $ 1.18932  $  159,862      4.45%   1.35%    to     1.65%    19.61%    to   19.95%
December 31, 2002     149,785   $ 0.98242    to   $ 0.99155  $  147,869      0.22%   1.35%    to     1.65%    -8.61%    to   -8.34%

                                                                  DAVIS VALUE PORTFOLIO


December 31, 2006      57,391   $ 1.23605    to   $ 1.26051  $   72,077      0.76%   1.35%    to     1.65%    13.13%    to   13.48%
December 31, 2005      61,958   $ 1.09258    to   $ 1.11081  $   68,608      0.95%   1.35%    to     1.65%     7.67%    to    7.99%
December 31, 2004      69,705   $ 1.01470    to   $ 1.02858  $   71,511      0.83%   1.35%    to     1.65%    10.51%    to   10.85%
December 31, 2003      70,263   $ 0.91822    to   $ 0.92794  $   65,072      0.80%   1.35%    to     1.65%    27.67%    to   28.01%
December 31, 2002      67,128   $ 0.71923    to   $ 0.72488  $   48,590      0.70%   1.35%    to     1.65%   -17.62%    to  -17.37%

                                                           ALLIANCEBERNSTEIN LARGE CAP GROWTH


December 31, 2006      15,195   $ 0.62974    to   $ 0.64277  $    9,727      0.00%   1.35%    to     1.65%    -2.26%    to   -1.95%
December 31, 2005      17,225   $ 0.64427    to   $ 0.65558  $   11,255      0.00%   1.35%    to     1.65%    12.98%    to   13.30%
December 31, 2004      19,560   $ 0.57025    to   $ 0.57864  $   11,286      0.00%   1.35%    to     1.65%     6.60%    to    6.91%
December 31, 2003      22,881   $ 0.53496    to   $ 0.54123  $   12,354      0.00%   1.35%    to     1.65%    21.34%    to   21.74%
December 31, 2002      24,149   $ 0.44088    to   $ 0.44458  $   10,716      0.00%   1.35%    to     1.65%   -31.97%    to  -31.75%


                                       A52

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                PRUDENTIAL SP T.ROWE PRICE LARGE -- CAP GROWTH PORTFOLIO


December 31, 2006      54,219   $ 0.73459    to   $ 1.48086  $   60,244      0.00%   1.40%    to     2.00%     3.84%    to    4.46%
December 31, 2005      57,242   $ 0.70537    to   $ 1.41770  $   59,791      0.00%   1.40%    to     2.00%    14.21%    to   14.89%
December 31, 2004      60,177   $ 0.61576    to   $ 1.23406  $   53,433      0.00%   1.40%    to     2.00%     4.01%    to    4.65%
December 31, 2003      53,417   $ 0.59025    to   $ 0.95090  $   42,367      0.00%   1.40%    to     1.90%    21.55%    to   22.14%
December 31, 2002      36,087   $ 0.48468    to   $ 0.78002  $   19,331      0.00%   1.40%    to     1.90%   -32.34%    to  -32.14%

                                                           PRUDENTIAL SP DAVIS VALUE PORTFOLIO


December 31, 2006     168,113   $ 1.26697    to   $ 1.69738  $  250,553      0.82%   1.40%    to     2.00%    12.78%    to   13.45%
December 31, 2005     185,836   $ 1.12018    to   $ 1.49631  $  243,820      0.92%   1.40%    to     2.00%     7.38%    to    8.02%
December 31, 2004     189,704   $ 1.04012    to   $ 1.38531  $  228,840      0.40%   1.40%    to     2.00%    10.32%    to   10.98%
December 31, 2003     155,813   $ 0.94006    to   $ 1.10632  $  164,272      0.46%   1.40%    to     1.90%    27.00%    to   27.63%
December 31, 2002     106,230   $ 0.73878    to   $ 0.86688  $   81,449      0.01%   1.40%    to     1.90%   -17.11%    to  -16.86%

                                                         PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO


December 31, 2006     132,316   $ 1.38934    to   $ 1.79078  $  221,323      0.54%   1.35%    to     2.00%    12.36%    to   13.08%
December 31, 2005     151,550   $ 1.23523    to   $ 1.58443  $  224,147      0.52%   1.35%    to     2.00%     2.57%    to    3.22%
December 31, 2004     149,233   $ 1.20315    to   $ 1.53719  $  213,281      0.17%   1.35%    to     2.00%    18.32%    to   19.07%
December 31, 2003     108,305   $ 1.01585    to   $ 1.24988  $  128,463      0.03%   1.35%    to     1.90%    30.63%    to   31.34%
December 31, 2002      67,383   $ 0.77764    to   $ 0.95217  $   59,474      0.55%   1.35%    to     1.90%   -15.82%    to  -15.52%

                                                        PRUDENTIAL SP SMALL-CAP GROWTH PORTFOLIO


December 31, 2006      37,498   $ 0.66939    to   $ 1.42492  $   41,332      0.00%   1.40%    to     2.00%    10.18%    to   10.85%
December 31, 2005      39,603   $ 0.60571    to   $ 1.28565  $   39,328      0.00%   1.40%    to     2.00%     0.47%    to    1.08%
December 31, 2004      38,777   $ 0.60112    to   $ 1.27212  $   36,834      0.00%   1.40%    to     2.00%    -2.87%    to   -2.29%
December 31, 2003      29,424   $ 0.61704    to   $ 1.01108  $   26,084      0.00%   1.40%    to     1.90%    32.21%    to   32.87%
December 31, 2002      17,603   $ 0.46578    to   $ 0.76251  $    9,683      0.00%   1.35%    to     1.90%   -31.43%    to  -31.22%

                                                       PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO


December 31, 2006     361,785   $ 1.06640    to   $10.22328  $  430,529      4.22%   1.35%    to     2.50%     1.16%    to    2.30%
December 31, 2005     398,806   $ 1.04909    to   $ 1.32513  $  466,974      4.71%   1.35%    to     2.00%     0.37%    to    1.03%
December 31, 2004     403,102   $ 1.04519    to   $ 1.31224  $  471,428      1.95%   1.35%    to     2.00%     3.20%    to    3.89%
December 31, 2003     369,822   $ 1.09611    to   $ 1.26394  $  424,483      2.48%   1.35%    to     1.90%     3.87%    to    4.45%
December 31, 2002     282,337   $ 1.05530    to   $ 1.21092  $  320,162      2.97%   1.35%    to     1.90%     7.57%    to    7.93%

                                                        PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO


December 31, 2006     130,998   $ 1.27068    to   $ 1.48318  $  186,032      7.32%   1.40%    to     2.00%     7.35%    to    8.02%
December 31, 2005     145,355   $ 1.18368    to   $ 1.37312  $  191,575      6.47%   1.40%    to     2.00%     2.01%    to    2.61%
December 31, 2004     146,925   $ 1.16040    to   $ 1.33818  $  189,300      6.80%   1.40%    to     2.00%     7.18%    to    7.81%
December 31, 2003     110,566   $ 1.16517    to   $ 1.24124  $  132,701      6.92%   1.40%    to     1.90%    20.13%    to   20.74%
December 31, 2002      49,943   $ 0.96993    to   $ 1.02813  $   50,232      7.48%   1.40%    to     1.90%    -1.52%    to   -1.24%

                                                 JANUS ASPEN LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES


December 31, 2006      22,671   $ 0.65369    to   $ 1.43985  $   22,717      0.28%   1.40%    to     2.00%     8.96%    to    9.60%
December 31, 2005      24,175   $ 0.59821    to   $ 1.31370  $   21,744      0.13%   1.40%    to     2.00%     1.98%    to    2.59%
December 31, 2004      26,095   $ 0.58487    to   $ 1.28061  $   22,332      0.00%   1.40%    to     2.00%     2.16%    to    2.77%
December 31, 2003      24,483   $ 0.57082    to   $ 1.00180  $   18,639      0.00%   1.40%    to     1.90%    29.06%    to   29.69%
December 31, 2002      19,693   $ 0.44152    to   $ 0.77398  $    9,935      0.00%   1.40%    to     1.90%   -27.95%    to  -27.72%

                                                         PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO


December 31, 2006      67,053   $ 1.34067    to   $ 1.73324  $  101,040      1.33%   1.35%    to     2.00%    16.16%    to   16.89%
December 31, 2005      84,382   $ 1.15025    to   $ 1.48345  $  108,301      0.83%   1.35%    to     2.00%     4.56%    to    5.24%
December 31, 2004      77,841   $ 1.09631    to   $ 1.41075  $   94,236      0.78%   1.35%    to     2.00%    15.44%    to   16.19%
December 31, 2003      62,105   $ 0.94638    to   $ 1.04790  $   63,307      0.00%   1.35%    to     1.90%    24.40%    to   25.07%
December 31, 2002      42,897   $ 0.75888    to   $ 0.83825  $   33,367      1.22%   1.35%    to     1.90%   -17.77%    to  -17.49%

                                                         PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO


December 31, 2006      25,837   $ 0.81229    to   $ 1.51572  $   29,521      0.94%   1.40%    to     2.00%    13.78%    to   14.46%
December 31, 2005      28,460   $ 0.71174    to   $ 1.32432  $   28,299      1.03%   1.40%    to     2.00%     2.58%    to    3.19%
December 31, 2004      28,927   $ 0.69173    to   $ 1.28542  $   27,334      0.46%   1.40%    to     2.00%     6.66%    to    7.30%
December 31, 2003      24,460   $ 0.64656    to   $ 1.04529  $   19,905      0.32%   1.40%    to     1.90%    21.38%    to   21.98%
December 31, 2002      20,905   $ 0.53161    to   $ 0.85696  $   12,421      0.00%   1.40%    to     1.90%   -16.62%    to  -16.38%


                                       A53

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO


December 31, 2006      28,857   $ 0.72113    to   $ 1.44859  $   30,789      0.00%   1.35%    to     2.00%    -2.61%    to   -1.98%
December 31, 2005      29,854   $ 0.73825    to   $ 1.47863  $   32,170      0.00%   1.35%    to     2.00%    12.89%    to   13.61%
December 31, 2004      28,430   $ 0.65198    to   $ 1.30209  $   26,017      0.00%   1.35%    to     2.00%     8.42%    to    9.11%
December 31, 2003      24,824   $ 0.59950    to   $ 1.00077  $   19,412      0.00%   1.35%    to     1.90%    23.49%    to   24.16%
December 31, 2002      17,956   $ 0.48451    to   $ 0.80793  $    9,834      0.00%   1.35%    to     1.90%   -26.51%    to  -26.28%

                                                         PRUDENTIAL SP MID CAP GROWTH PORTFOLIO


December 31, 2006      99,310   $ 0.64505    to   $ 1.58504  $  103,544      0.00%   1.35%    to     2.00%    -3.86%    to   -3.25%
December 31, 2005     118,076   $ 0.66904    to   $ 1.63898  $  124,278      0.00%   1.35%    to     2.00%     3.20%    to    3.84%
December 31, 2004      95,143   $ 0.64649    to   $ 1.57888  $   92,650      0.00%   1.35%    to     2.00%    17.21%    to   17.96%
December 31, 2003      67,470   $ 0.54998    to   $ 0.93944  $   50,518      0.00%   1.35%    to     1.90%    37.48%    to   38.25%
December 31, 2002      33,702   $ 0.39925    to   $ 0.68122  $   14,900      0.00%   1.35%    to     1.90%   -47.23%    to  -47.05%

                                                      SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO


December 31, 2006     103,549   $ 0.93851    to   $ 2.05363  $  154,141      0.00%   1.35%    to     2.00%     7.44%    to    8.13%
December 31, 2005     114,303   $ 0.87096    to   $ 1.90014  $  156,928      0.00%   1.35%    to     2.00%    15.47%    to   16.21%
December 31, 2004      93,665   $ 0.75197    to   $ 1.63587  $  108,264      0.00%   1.35%    to     2.00%    19.01%    to   19.78%
December 31, 2003      76,118   $ 0.63000    to   $ 1.05808  $   67,589      0.00%   1.35%    to     1.90%    39.45%    to   40.20%
December 31, 2002      41,584   $ 0.45086    to   $ 0.75658  $   21,753      0.00%   1.35%    to     1.90%   -33.22%    to  -32.98%

                                                  PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO


December 31, 2006     376,140   $ 1.24325    to   $11.18453  $  592,998      3.48%   1.35%    to     2.75%     5.77%    to    7.23%
December 31, 2005     413,947   $ 1.16340    to   $ 1.27471  $  603,052      1.25%   1.35%    to     2.00%     3.84%    to    4.50%
December 31, 2004     368,692   $ 1.11720    to   $ 1.22048  $  432,866      1.32%   1.35%    to     2.00%     6.75%    to    7.44%
December 31, 2003     246,729   $ 1.04299    to   $ 1.07868  $  267,381      1.21%   1.35%    to     1.90%    14.32%    to   14.94%
December 31, 2002     121,341   $ 0.91013    to   $ 0.93918  $  111,677      0.27%   1.35%    to     1.90%    -7.45%    to   -7.13%

                                                    PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO


December 31, 2006     710,507   $ 1.19704    to   $11.57861  $1,280,735      2.60%   1.35%    to     2.75%     7.73%    to    9.22%
December 31, 2005     772,289   $ 1.09974    to   $ 1.38790  $1,263,780      0.81%   1.35%    to     2.00%     5.49%    to    6.18%
December 31, 2004     636,614   $ 1.03936    to   $ 1.30793  $  772,350      0.75%   1.35%    to     2.00%     8.91%    to    9.61%
December 31, 2003     389,561   $ 0.95147    to   $ 1.07966  $  421,057      0.79%   1.35%    to     1.90%    20.59%    to   21.23%
December 31, 2002     166,934   $ 0.78749    to   $ 0.89088  $  138,130      0.00%   1.35%    to     1.90%   -13.16%    to  -12.85%

                                                     PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO


December 31, 2006     550,337   $ 1.12011    to   $11.99312  $1,137,566      1.88%   1.35%    to     2.75%     9.87%    to   11.39%
December 31, 2005     593,163   $ 1.00920    to   $ 1.48911  $1,099,499      0.50%   1.35%    to     2.00%     7.10%    to    7.79%
December 31, 2004     477,746   $ 0.93943    to   $ 1.38211  $  597,023      0.40%   1.35%    to     2.00%    10.83%    to   11.54%
December 31, 2003     281,219   $ 0.84514    to   $ 1.06700  $  301,059      0.44%   1.35%    to     1.90%    25.88%    to   26.57%
December 31, 2002     120,052   $ 0.67004    to   $ 0.84346  $   88,202      0.00%   1.35%    to     1.90%   -18.65%    to  -18.35%

                                               PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO


December 31, 2006     100,341   $ 1.03126    to   $ 1.77768  $  159,375      1.90%   1.35%    to     2.00%    12.04%    to   12.76%
December 31, 2005     112,979   $ 0.91771    to   $ 1.57741  $  159,065      0.16%   1.35%    to     2.00%     8.32%    to    9.01%
December 31, 2004      92,089   $ 0.84470    to   $ 1.44765  $  117,544      0.05%   1.40%    to     2.00%    12.51%    to   13.17%
December 31, 2003      49,024   $ 0.74865    to   $ 1.05061  $   51,315      0.02%   1.40%    to     1.90%    30.30%    to   30.96%
December 31, 2002      20,717   $ 0.57340    to   $ 0.80240  $   13,525      0.00%   1.35%    to     1.90%   -23.46%    to  -23.24%

                                                      PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO


December 31, 2006      67,134   $ 0.87322    to   $13.26174  $  104,183      1.78%   1.35%    to     2.50%    18.10%    to   19.44%
December 31, 2005      65,436   $ 0.73359    to   $ 1.78245  $   83,908      0.59%   1.35%    to     2.00%    14.11%    to   14.85%
December 31, 2004      58,453   $ 0.64107    to   $ 1.55290  $   63,262      0.19%   1.35%    to     2.00%    14.26%    to   14.98%
December 31, 2003      40,928   $ 0.55950    to   $ 1.10501  $   34,917      0.26%   1.35%    to     1.90%    36.98%    to   37.73%
December 31, 2002      28,228   $ 0.40766    to   $ 0.80285  $   14,017      0.00%   1.35%    to     1.90%   -23.86%    to  -23.60%

                                                       PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO


December 31, 2006      64,527   $ 1.19259    to   $ 2.07301  $  107,561      1.46%   1.40%    to     2.00%    26.57%    to   27.32%
December 31, 2005      61,884   $ 0.93945    to   $ 1.63218  $   80,895      0.42%   1.40%    to     2.00%    11.54%    to   12.21%
December 31, 2004      56,155   $ 0.83972    to   $ 1.45822  $   64,335      0.43%   1.40%    to     2.00%    13.54%    to   14.21%
December 31, 2003      45,767   $ 0.73752    to   $ 1.07261  $   43,370      0.71%   1.40%    to     1.90%    25.00%    to   25.62%
December 31, 2002      31,180   $ 0.58896    to   $ 0.85393  $   20,521      0.00%   1.40%    to     1.90%   -18.56%    to  -18.31%


                                       A54

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                               EVERGREEN VA BALANCED FUND


December 31, 2006         971   $ 1.14068    to   $ 1.32299  $    1,271      2.47%   1.40%    to     1.85%     7.85%    to    8.34%
December 31, 2005       1,017   $ 1.05290    to   $ 1.22238  $    1,234      2.41%   1.40%    to     1.85%     3.37%    to    3.83%
December 31, 2004       1,326   $ 1.01405    to   $ 1.18087  $    1,554      0.86%   1.40%    to     1.85%     4.37%    to    4.85%
December 31, 2003       1,190   $ 0.96717    to   $ 0.96717  $    1,335      6.21%   1.40%    to     1.40%    14.17%    to   14.17%
December 31, 2002           7   $ 0.84711    to   $ 0.84711  $        6      0.28%   1.40%    to     1.40%   -10.91%    to  -10.91%

                                                                EVERGREEN VA GROWTH FUND


December 31, 2006         805   $ 1.28611    to   $ 1.74499  $    1,386      0.00%   1.40%    to     1.85%     9.02%    to    9.51%
December 31, 2005         849   $ 1.17798    to   $ 1.59343  $    1,339      0.00%   1.40%    to     1.85%     4.59%    to    5.06%
December 31, 2004       1,020   $ 1.12462    to   $ 1.51675  $    1,536      0.00%   1.40%    to     1.85%    11.80%    to   12.29%
December 31, 2003         766   $ 1.00452    to   $ 1.00452  $    1,031      0.00%   1.70%    to     1.70%    36.66%    to   36.66%
December 31, 2002           5   $ 0.73505    to   $ 0.73505  $        3      0.00%   1.70%    to     1.70%   -24.48%    to  -24.48%

                                                                 EVERGREEN VA OMEGA FUND


December 31, 2006       1,986   $ 1.04897    to   $ 1.51345  $    2,962      0.00%   1.40%    to     1.85%     4.10%    to    4.56%
December 31, 2005       2,203   $ 1.00323    to   $ 1.44748  $    3,141      0.20%   1.40%    to     1.85%     1.97%    to    2.42%
December 31, 2004       2,484   $ 0.96898    to   $ 1.41333  $    3,469      0.00%   1.40%    to     1.85%     5.26%    to    5.74%
December 31, 2003       1,962   $ 0.92642    to   $ 1.04554  $    2,607      0.00%   1.40%    to     1.70%    37.70%    to   38.11%
December 31, 2002          22   $ 0.67078    to   $ 0.75856  $       17      0.00%   1.40%    to     1.70%   -26.41%    to  -26.41%

                                                            EVERGREEN VA SPECIAL VALUES FUND


December 31, 2006       2,499   $ 1.67420    to   $ 1.94718  $    4,790      0.79%   1.40%    to     1.85%    19.35%    to   19.87%
December 31, 2005       2,586   $ 1.40077    to   $ 1.62435  $    4,152      1.00%   1.40%    to     1.85%     8.75%    to    9.24%
December 31, 2004       2,603   $ 1.28607    to   $ 1.48703  $    3,833      1.15%   1.40%    to     1.85%    18.19%    to   18.71%
December 31, 2003       1,471   $ 1.08655    to   $ 1.20289  $    1,830      0.30%   1.40%    to     1.70%    27.35%    to   27.72%
December 31, 2002          48   $ 0.85230    to   $ 0.94182  $       42      0.34%   1.40%    to     1.70%   -14.06%    to  -13.81%

                                           EVERGREEN VA INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)


December 31, 2006         130   $16.82933    to   $17.05947  $    2,193      3.79%   1.40%    to     1.85%    20.93%    to   21.46%
December 31, 2005         124   $13.91662    to   $14.04482  $    1,730      2.61%   1.40%    to     1.85%    13.90%    to   14.40%
December 31, 2004          87   $12.21880    to   $12.27702  $    1,062      1.61%   1.40%    to     1.85%    17.04%    to   17.56%
December 31, 2003          34   $10.43946    to   $10.44289  $      350      0.93%   1.40%    to     1.85%     4.50%    to    4.53%

                                          EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)


December 31, 2006         312   $13.19825    to   $13.37882  $    4,140      1.23%   1.40%    to     1.85%    10.63%    to   11.12%
December 31, 2005         344   $11.93001    to   $12.03990  $    4,118      0.98%   1.40%    to     1.85%     7.04%    to    7.51%
December 31, 2004         266   $11.14557    to   $11.19868  $    2,976      1.69%   1.40%    to     1.85%     7.23%    to    7.70%
December 31, 2003          68   $10.39444    to   $10.39784  $      710      0.51%   1.40%    to     1.85%     4.80%    to    4.83%

                                       AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         587   $11.77136    to   $11.89718  $    6,827      0.47%   1.40%    to     2.00%    14.98%    to   15.65%
December 31, 2005         115   $10.23808    to   $10.28681  $    1,177      0.00%   1.40%    to     2.00%     1.83%    to    2.31%

                                        AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         437   $11.80673    to   $11.93304  $    5,128      1.15%   1.40%    to     2.00%    14.57%    to   15.25%
December 31, 2005         140   $10.30508    to   $10.35426  $    1,450      0.00%   1.40%    to     2.00%     2.37%    to    2.86%

                                      AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         261   $11.06202    to   $11.18026  $    2,875      1.17%   1.40%    to     2.00%     7.52%    to    8.16%
December 31, 2005          87   $10.28803    to   $10.33700  $      900      0.03%   1.40%    to     2.00%     2.45%    to    2.94%

                                             AST COHEN & STEERS REALTY PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006       1,358   $15.92598    to   $16.23834  $   21,308      0.84%   1.40%    to     2.50%    33.41%    to   34.85%
December 31, 2005         443   $11.98449    to   $12.04155  $    5,325      0.02%   1.40%    to     2.00%    18.11%    to   18.67%

                                               AST GLOBAL ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         343   $11.54409    to   $11.66754  $    3,891      1.24%   1.40%    to     2.00%     8.97%    to    9.61%
December 31, 2005          47   $10.59416    to   $10.64464  $      494      0.00%   1.40%    to     2.00%     5.78%    to    6.28%

                                              AST DEAM LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006       1,481   $12.75305    to   $12.88954  $   18,749      0.55%   1.40%    to     2.00%    19.35%    to   20.05%
December 31, 2005         296   $10.68583    to   $10.73678  $    3,171      0.03%   1.40%    to     2.00%     5.96%    to    6.46%


                                       A55

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                             AST DEAM SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         274   $10.86446    to   $10.98080  $    2,928      0.00%   1.40%    to     2.00%     5.65%    to    6.27%
December 31, 2005          63   $10.28365    to   $10.33264  $      648      0.00%   1.40%    to     2.00%     2.73%    to    3.21%

                                              AST DEAM SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         361   $11.74897    to   $11.87455  $    4,203      0.16%   1.40%    to     2.00%    17.61%    to   18.30%
December 31, 2005         115   $ 9.98999    to   $10.03757  $    1,152      0.00%   1.40%    to     2.00%    -0.55%    to   -0.08%

                                                   AST HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         790   $10.54352    to   $10.75063  $    8,438      5.61%   1.40%    to     2.50%     7.67%    to    8.83%
December 31, 2005         274   $ 9.83138    to   $ 9.87825  $    2,705      0.63%   1.40%    to     2.00%    -1.45%    to   -0.99%

                                          AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         687   $11.99215    to   $12.22751  $    8,206      0.00%   1.40%    to     2.50%    10.16%    to   11.36%
December 31, 2005         297   $10.92849    to   $10.98052  $    3,258      0.00%   1.40%    to     2.00%     9.30%    to    9.82%

                                                 AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         396   $11.56440    to   $11.68807  $    4,521      0.33%   1.40%    to     2.00%    12.01%    to   12.67%
December 31, 2005         143   $10.32446    to   $10.37369  $    1,480      0.03%   1.40%    to     2.00%     2.58%    to    3.07%

                                                AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         826   $12.38691    to   $12.63027  $   10,168      0.26%   1.40%    to     2.50%    17.12%    to   18.39%
December 31, 2005         229   $10.60928    to   $10.66828  $    2,433      0.00%   1.40%    to     2.10%     5.58%    to    6.17%

                                       AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         470   $11.57079    to   $11.69442  $    5,341      0.00%   1.40%    to     2.00%     7.84%    to    8.48%
December 31, 2005          97   $10.72971    to   $10.78065  $    1,041      0.01%   1.40%    to     2.00%     6.95%    to    7.45%

                                          AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         526   $10.99262    to   $11.11019  $    5,727      0.00%   1.40%    to     2.00%     4.20%    to    4.81%
December 31, 2005         234   $10.54976    to   $10.60000  $    2,478      0.00%   1.40%    to     2.00%     5.51%    to    6.01%

                                                AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006       1,336   $12.22726    to   $12.35800  $   16,175      0.71%   1.40%    to     2.00%    16.14%    to   16.83%
December 31, 2005         973   $10.52787    to   $10.57804  $   10,264      0.03%   1.40%    to     2.00%     4.48%    to    4.97%

                                           AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         857   $10.68176    to   $10.79596  $    9,191      3.08%   1.40%    to     2.00%     7.65%    to    8.29%
December 31, 2005         285   $ 9.92247    to   $ 9.96977  $    2,835      0.06%   1.40%    to     2.00%    -0.76%    to   -0.29%

                                             AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006       1,874   $11.43214    to   $11.55444  $   21,237      0.04%   1.40%    to     2.00%     5.14%    to    5.76%
December 31, 2005         709   $10.87333    to   $10.92526  $    7,726      0.00%   1.40%    to     2.00%     7.38%    to    7.89%

                                                   AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         316   $11.43531    to   $11.65979  $    3,606      0.00%   1.40%    to     2.50%     6.99%    to    8.15%
December 31, 2005         137   $10.72987    to   $10.78089  $    1,469      0.00%   1.40%    to     2.00%     6.91%    to    7.41%

                                        AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         897   $12.64173    to   $12.77698  $   11,182      0.00%   1.40%    to     2.00%    11.83%    to   12.49%
December 31, 2005         435   $11.27378    to   $11.35869  $    4,931      0.00%   1.40%    to     2.35%    12.12%    to   12.96%

                                         AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006       1,552   $11.78698    to   $11.91306  $   18,210      0.41%   1.40%    to     2.00%     8.58%    to    9.23%
December 31, 2005       1,055   $10.84658    to   $10.90682  $   11,489      0.00%   1.40%    to     2.10%     8.23%    to    8.83%

                                               AST PIMCO LIMITED MATURITY BOND (AVAILABLE MARCH 14, 2005)


December 31, 2006         795   $10.11927    to   $10.31847  $    8,158      2.28%   1.40%    to     2.50%     1.29%    to    2.39%
December 31, 2005         372   $10.02962    to   $10.07733  $    3,741      0.05%   1.40%    to     2.00%     0.31%    to    0.78%


                                       A56

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                          AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         466   $12.12703    to   $12.36530  $    5,631      0.54%   1.40%    to     2.50%    18.39%    to   19.68%
December 31, 2005          54   $10.28329    to   $10.33229  $      560      0.00%   1.40%    to     2.00%     2.02%    to    2.51%

                                           AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)


December 31, 2006         362   $11.45078    to   $11.57321  $    4,107      0.87%   1.40%    to     2.00%    10.40%    to   11.05%
December 31, 2005         215   $10.37238    to   $10.42169  $    2,234      0.07%   1.40%    to     2.00%     3.21%    to    3.70%

                                        AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006       4,374   $13.15868    to   $13.44068  $   57,658      0.25%   1.40%    to     2.60%    12.94%    to   14.27%
December 31, 2005       2,037   $11.70665    to   $11.76236  $   23,909      0.00%   1.40%    to     2.00%    17.04%    to   17.59%

                                         AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006       1,013   $11.27006    to   $11.51159  $   11,427      1.12%   1.40%    to     2.60%     9.65%    to   10.94%
December 31, 2005         214   $10.32700    to   $10.37610  $    2,213      0.04%   1.40%    to     2.00%     2.98%    to    3.46%

                                               AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         606   $12.62250    to   $12.87030  $    7,572      0.36%   1.40%    to     2.50%    21.28%    to   22.59%
December 31, 2005         166   $10.44900    to   $10.49866  $    1,733      0.00%   1.40%    to     2.00%     4.85%    to    5.34%

                                         AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006       1,171   $12.79052    to   $12.92733  $   14,739      0.71%   1.40%    to     2.00%    20.39%    to   21.10%
December 31, 2005         337   $10.62393    to   $10.67460  $    3,586      0.00%   1.40%    to     2.00%     7.17%    to    7.67%

                                           AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006         736   $ 9.73239    to   $ 9.92364  $    7,289      1.28%   1.40%    to     2.50%     3.69%    to    4.81%
December 31, 2005         359   $ 9.42345    to   $ 9.46839  $    3,395      0.05%   1.40%    to     2.00%    -5.28%    to   -4.83%

                                         AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006       3,488   $11.29471    to   $11.40838  $   39,020      0.00%   1.40%    to     2.35%    13.04%    to   14.09%
December 31, 2005         219   $ 9.99478    to   $ 9.99933  $    2,188      0.00%   1.40%    to     2.00%    -0.04%    to    0.00%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006      64,776   $11.06284    to   $11.22130  $  715,917      0.00%   1.40%    to     2.75%    10.64%    to   12.11%
December 31, 2005       2,645   $ 9.99914    to   $10.00933  $   26,458      0.00%   1.40%    to     2.75%     0.01%    to    0.10%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006      59,537   $10.88808    to   $11.04402  $  649,011      0.00%   1.40%    to     2.75%     8.78%    to   10.23%
December 31, 2005       2,355   $10.00913    to   $10.01933  $   23,582      0.00%   1.40%    to     2.75%     0.11%    to    0.20%

                                        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006      18,790   $10.78120    to   $10.93553  $  203,025      0.00%   1.40%    to     2.75%     7.61%    to    9.04%
December 31, 2005         858   $10.01910    to   $10.02932  $    8,600      0.00%   1.40%    to     2.75%     0.21%    to    0.30%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)


December 31, 2006       5,216   $10.53839    to   $10.68916  $   55,169      0.00%   1.40%    to     2.75%     5.08%    to    6.47%
December 31, 2005         220   $10.03099    to   $10.03931  $    2,209      0.00%   1.40%    to     2.50%     0.33%    to    0.40%

                                          AST FIRST TRUST BALANCED TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)


December 31, 2006       5,918   $10.50581    to   $10.60336  $   62,296      0.00%   1.40%    to     2.60%     5.08%    to    6.05%

                                    AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)


December 31, 2006       7,226   $10.39574    to   $10.50452  $   75,157      0.00%   1.40%    to     2.75%     3.98%    to    5.06%

                                              AST ADVANCED STRATEGIES PORTFOLIO (AVAILABLE MARCH 20, 2006)


December 31, 2006      10,308   $10.58428    to   $10.68260  $  109,035      0.00%   1.40%    to     2.60%     5.87%    to    6.84%

                                             AST T. ROWE LARGE-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006         171   $10.44162    to   $10.50381  $    1,789      0.00%   1.15%    to     2.05%     5.05%    to    5.67%


                                       A57

                                        AT YEAR ENDED                                          FOR YEAR ENDED
                      -------------------------------------------------  ---------------------------------------------------------
                                                                 NET     INVESTMENT
                       UNITS             UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                       (000S)        LOWEST -- HIGHEST         (000S)      RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                      -------   ---------------------------  ----------  ----------  --------------------    ---------------------


                                                   AST MONEY MARKET PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006         899   $10.18444    to   $10.24522  $    9,197      3.28%   1.15%    to     2.05%     1.85%    to    2.45%

                                                 AST SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006          65   $ 9.88919    to   $ 9.94820  $      645      0.00%   1.15%    to     2.05%    -0.16%    to    0.43%

                                              AST PIMCO TOTAL RETURN BOND PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006         331   $10.27835    to   $10.33968  $    3,413      0.00%   1.15%    to     2.05%     3.08%    to    3.69%

                                                AST INTERNATIONAL VALUE PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006         214   $10.84310    to   $10.90770  $    2,330      0.00%   1.15%    to     2.05%     8.32%    to    8.96%

                                               AST INTERNATIONAL GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)


December 31, 2006         183   $10.58063    to   $10.64379  $    1,943      0.00%   1.15%    to     2.05%     5.89%    to    6.52%

                                               GARTMORE GVIT DEVELOPING MARKETS (AVAILABLE MARCH 14, 2005)


December 31, 2006       1,265   $15.87100    to   $16.04073  $   20,210      0.59%   1.40%    to     2.00%    31.94%    to   32.72%
December 31, 2005         579   $12.02867    to   $12.08600  $    6,988      0.31%   1.40%    to     2.00%    21.74%    to   22.32%

                                                  AIM V.I. PREMIER EQUITY FUND (EXPIRED APRIL 28, 2006)


December 31, 2006           0   $       0    to   $       0  $        0      1.03%   0.00%    to     0.00%     0.00%    to    0.00%
December 31, 2005      89,741   $ 0.73226    to   $ 1.43289  $  127,098      0.80%   1.35%    to     1.65%     3.95%    to    4.24%
December 31, 2004     109,220   $ 0.70444    to   $ 1.37519  $  148,445      0.44%   1.35%    to     1.65%     4.07%    to    4.36%
December 31, 2003     128,355   $ 0.67689    to   $ 1.31839  $  167,348      0.30%   1.35%    to     1.65%    23.07%    to   23.42%
December 31, 2002     149,965   $ 0.55001    to   $ 1.06879  $  158,640      0.30%   1.35%    to     1.65%   -31.40%    to  -31.19%



            ---------------
            * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

            ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

            *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2006 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.



                                       A58

            CHARGES AND EXPENSES

            A.  MORTALITY RISK AND EXPENSE RISK CHARGES

            The mortality risk and expense risk charges are applied daily against the net assets of each contract. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

            B.  ADMINISTRATION CHARGE

            The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. A charge is assessed through the redemption of units.


                                                         MORTALITY &
                                                       EXPENSE CHARGE
                                                       WITH LIFETIME 5
                                        MORTALITY &   OR HIGHEST DAILY     SPOUSAL
                                          EXPENSE        LIFETIME 5      LIFETIME 5   ADMINISTRATION
                                          CHARGE:         OPTIONS:         OPTION:        CHARGE:
CONTRACTS:                              -----------   ----------------   ----------   --------------


Strategic Partners Annuity One
  Basic...............................      1.40%           2.00%             NA             NA
  GMDB Annual Step Up or 5% Roll Up...      1.60%           2.20%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      1.70%           2.30%             NA             NA
Strategic Partners Annuity One
  Enhanced -- Non Bonus Version
  Basic...............................      1.40%           2.00%             NA             NA
  GMDB Annual Step Up or 5% Roll Up...      1.60%           2.20%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      1.70%           2.30%             NA             NA
Strategic Partners Annuity One
  Enhanced -- Bonus Version
  Basic...............................      1.50%           2.10%             NA             NA
  GMDB Annual Step Up or 5% Roll Up...      1.70%           2.30%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      1.80%           2.40%             NA             NA
Strategic Partners Plus
  Basic...............................      1.40%           2.00%             NA             NA
  GMDB Annual Step Up or 5% Roll Up...      1.60%           2.20%             NA             NA
  GMDB with Step Up and Roll Up.......      1.70%           2.30%             NA             NA
Strategic Partners Plus
  Enhanced -- Non Bonus Version
  Basic...............................      1.40%           2.00%             NA             NA
  GMDB Annual Step Up or 5% Roll Up...      1.60%           2.20%             NA             NA
  GMDB with Step Up and Roll Up.......      1.70%           2.30%             NA             NA
Strategic Partners Plus
  Enhanced -- Bonus Version
  Basic...............................      1.50%           2.10%             NA             NA
  GMDB Annual Step Up or 5% Roll Up...      1.70%           2.30%             NA             NA
  GMDB with Step Up and Roll Up.......      1.80%           2.40%             NA             NA
Strategic Partners Select GMDB with
  Step Up and Roll Up.................      1.52%             NA              NA             NA
Strategic Partners Advisor
  Basic...............................      1.40%           2.00%             NA             NA
  GMDB with Step Up and Roll Up             1.65%           2.25%             NA             NA
Strategic Partners FlexElite
  Basic...............................      1.60%           2.20%             NA             NA
  GMDB Annual Step Up or 5% Roll Up...      1.80%           2.40%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      1.90%           2.50%             NA             NA
Strategic Partners Enhanced FlexElite
  Basic...............................      1.65%           2.25%           2.40%            NA
  GMDB Annual Step Up or 5% Roll Up...      1.90%           2.50%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      2.00%           2.60%             NA             NA
  w/HDV...............................      2.15%           2.75%             NA             NA


                                       A59

                                                         MORTALITY &
                                                       EXPENSE CHARGE
                                                       WITH LIFETIME 5
                                        MORTALITY &   OR HIGHEST DAILY     SPOUSAL
                                          EXPENSE        LIFETIME 5      LIFETIME 5   ADMINISTRATION
                                          CHARGE:         OPTIONS:         OPTION:        CHARGE:
CONTRACTS:                              -----------   ----------------   ----------   --------------

Strategic Partners Plus Enhanced
  III -- Non Bonus Version
  Basic...............................      1.40%           2.00%           2.15%            NA
  GMDB Annual Step Up or 5% Roll Up...      1.65%           2.25%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      1.75%           2.35%             NA             NA
  w/HDV...............................      1.90%           2.50%             NA             NA
Strategic Partners Plus Enhanced
  III -- Bonus Version
  Basic...............................      1.50%           2.10%           2.25%            NA
  GMDB Annual Step Up or 5% Roll Up...      1.75%           2.35%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      1.85%           2.45%             NA             NA
  w/HDV...............................      2.00%           2.60%             NA             NA
Strategic Partners Annuity One
  Enhanced III -- Non Bonus Version
  Basic...............................      1.40%           2.00%           2.15%            NA
  GMDB Annual Step Up or 5% Roll Up...      1.65%           2.25%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      1.75%           2.35%             NA             NA
  w/HDV...............................      1.90%           2.50%             NA             NA
Strategic Partners Annuity One
  Enhanced III -- Bonus Version
  Basic...............................      1.50%           2.10%           2.25%            NA
  GMDB Annual Step Up or 5% Roll Up...      1.75%           2.35%             NA             NA
  GMDB with-Greater of Roll Up or Step
     Up...............................      1.85%           2.45%             NA             NA
  w/HDV...............................      2.00%           2.60%             NA             NA
Discovery Preferred Variable Annuity..      1.25%             NA              NA           0.15%
Discovery Select Variable Annuity.....      1.25%             NA              NA           0.15%
Discovery Choice
  Basic...............................      1.35%             NA              NA             NA
  Enhanced............................      1.65%             NA              NA             NA
Premier B Series
  Base................................      1.15%           1.75%           1.90%            NA
  Roll-up & HAV.......................      1.65%           2.25%             NA             NA
  HDV.................................      1.65%           2.25%             NA             NA
Premier L Series
  Base................................      1.50%           2.10%           2.25%            NA
  Roll-up & HAV.......................      2.00%           2.60%             NA             NA
  HDV.................................      2.00%           2.60%             NA             NA
Premier X Series
  Base................................      1.55%           2.15%           2.30%            NA
  Roll-up & HAV.......................      2.05%           2.65%             NA             NA
  HDV.................................      2.05%           2.65%             NA             NA


            C.  WITHDRAWAL CHARGES

            A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. This charge is assessed through the redemption of units.



                                       A60

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31 2006 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 2, 2007



                                       A61

                                    PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS


(1) Financial Statements of the Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2006; the Statements of Operations for the period ended
December 31, 2006; the Statements of Changes in Net Assets for the periods ended December 31, 2006 and December 31, 2005; and the Notes relating thereto will appear in the statement of additional information. (Part B of the Registration Statement) (Note 1)

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2006 and 2005; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 20065, 2005 and 2004; and the Notes to the Consolidated Financial Statements will appear in the statement of additional information (Part B of the Registration Statement) (Note 1).


(b) EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3)(a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company (Depositor) (Note 3)

(b) Form of Selected Broker Agreement used by PIMS (Note 3)

(4)(a) The Strategic Partners Advisor Variable Annuity Contract -VFLX-99.
(Note 4)

(b) Endorsement Form ORD 112899 (Note 11)


(c) Endorsement to Strategic Partners Advisor Variable Annuity Contract Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note 16)

(d) Schedule Supplement to Strategic Partners Advisor Variable Annuity Contract Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note 16)


(5)(a) Application form for the Contract. (Note 4)

(b) Application form for the Contract--ORD 99690 Ed. 1/2004 (Note 14)


(c) Application form for the Contract--ORD 99760 Ed. 3/2006 (Note 16)


(6)(a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 5)

(b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7) Contract of reinsurance in connection with variable annuity contract (Lifetime Five) (Note 15)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

(a) Form of Fund Participation Agreement. (Note 7)

(b) Form of Fund Participation Agreement (AST) (Note 13)

(c) Gartmore Amended and Restate Fund Participation Agreement (Note 13)


(d) Form of Shareholder Information Agreement (Note 17)

(9) Opinion of Counsel. (Note 16)


(10) Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.


(13) Powers of Attorney.


(a) James J. Avery, Jr (Note 8)

(b) David R. Odenath, Jr, and Ronald P. Joelson (Note 9)

(c) Helen M. Galt (Note 10)

(d) Bernard J. Jacob (Note 12)


(e) Tucker I. Marr, Scott Kaplan (Note 17)

--------
(Note 1)  Filed herewith.
(Note 2) Incorporated by reference to Form N-4, Registration No. 33-61125,filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 3) Incorporated by reference to Post-Effective Amendment No. 6 to FormN-4, Registration No.333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 4) Incorporated by reference to the initial registration statement onForm N-4, Registration No. 333-52780, filed December 27, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 5) Incorporated by reference to the initial registration on Form S-6,Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.
(Note 6) Incorporated by reference to Form 10-Q as filed August 15, 1997, onbehalf of the Pruco Life Insurance Company.
(Note 7) Incorporated by reference to Form N-4, Registration No. 333-06701,filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 8) Incorporated by reference to Post-Effective Amendment No. 2 to FormS-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.
(Note 9) Incorporated by reference to the initial registration statement onForm N-4, Registration No. 333-52754, filed December 26, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 10) Incorporated by reference to Post-Effective Amendment No. 5 to
          FormS-6, Registration No. 333-85115, filed June 28, 2001 on behalf of the Pruco Life Variable Universal Account.
(Note 11) Incorporated by reference to Post-Effective Amendment No. 3 on
          FormN-4, Registration No. 333-52780, filed April 18, 2003, on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 12) Incorporated by reference to Post-Effective Amendment No. 14 to
          FormN-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 13) Incorporated by reference to Post-Effective Amendment No. 54 to
          FormN-4, Registration No. 333-75702, filed April 6, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 14) Incorporated by reference to Post-Effective Amendment No. 4 to
          FormN-4, Registration No. 333-52780, filed April 20, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Pre-Effective Amendment to Form N-4,
          Registration No. 333-130989, filed January 12, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 8 to Form
          N-4, Registration No. 333-52780, filed April 19, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 17) Incorporated by reference to Post-Effective Amendment No. 18 to Form
          N-4, Registration No. 333-75702, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.


ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life are listed below:


 Name and Principal
 Business Address            Position and Offices with Depositor
 ------------------          -----------------------------------
 James J. Avery, Jr.         Vice Chairman and Director
 213 Washington Street
 Newark, NJ 07102-2992

 Tucker I. Marr              Chief Financial Officer and Accounting Officer
 213 Washington Street
 Newark, NJ 07102-2992

 Helen M. Galt               Director, Senior Vice President and Chief Actuary
 213 Washington Street
 Newark, NJ 07102-2992

 Bernard J. Jacob            Treasurer and Director
 213 Washington Street
 Newark, NJ 07102-2992

 Ronald P. Joelson           Director
 100 Mulberry Street
 Newark, NJ 07102-5096

 Scott D. Kaplan             Director, President and Chief Executive Officer
 213 Washington Street
 Newark, NJ 07102-2992

 Thomas C. Castano           Chief Legal Officer and Secretary
 213 Washington Street
 Newark, NJ 07102-2992

 Kent D. Sluyter             Senior Vice President
 213 Washington Street
 Newark, NJ 07102-2992

 Kenneth S. Solon            Senior Vice President
 213 Washington Street
 Newark, NJ 07102-2992

 James M. O'Connor           Senior Vice President and Actuary
 200 Wood Avenue South
 Iselin, NJ 08830-2706

 David R. Odenath, Jr.       Director
 751 Broad Street
 Newark, NJ 07102-3777

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.

Pruco Life may be deemed to control its wholly-owned subsidiary, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco
Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, a Delaware statutory trust. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.


The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration
No. 001-16707, filed February 28, 2007, the text of which is hereby incorporated.


ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2007, there were 2,521 owners of contracts offered by the Registrant.

ITEM 28.INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS

(a) Prudential Investment Management Services, LLC (PIMS)
PIMS is distributor for Cash Accumulation Trust, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Dryden Global Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison Mid-Cap Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Target Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, The Prudential Series Fund and Advanced Series Trust.

PIMS is also distributor of the following other investment companies: Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account. (b) Information concerning the officers and directors of PIMS is set forth below.

                           POSITIONS AND OFFICES      POSITIONS AND OFFICES
        NAME (1)              WITH UNDERWRITER           WITH REGISTRANT
        --------          ------------------------  --------------------------

Robert F. Gunia.......... President                 None

Mark Hastings............ Senior Vice President &   None
                          Chief Compliance Officer

David Odenath............ Executive Vice President  None
751 Broad Street
Newark, NJ 07102

Scott Sleyster........... Executive Vice President  None
280 Trumbull Street
Hartford, CT 06103

Stephen Pelletier........ Executive Vice President  None

Bernard B. Winograd...... Executive Vice President  None

Edward P. Baird.......... Executive Vice President  None

Mark Salvacion........... Senior Vice President,    None
                          Secretary
                          and Chief Legal Officer

Michael J. McQuade....... Senior Vice President,    None
                          Comptroller and Chief
                          Financial Officer

C. Edward Chaplin........ Executive Vice President  None
751 Broad Street          and Treasurer
Newark, NJ 07102

Peter J. Boland.......... Senior Vice President     None
                          and Director of
                          Operations

--------
(1)The address of each person named is 100 Mulberry Street, Newark, NJ 07102 unless otherwise noted.

(c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

                        Net Underwriting
 Name of Principal       Discounts and   Compensation   Brokerage
 Underwriter              Commissions    on Redemption Commissions Compensation
 -----------------      ---------------- ------------- ----------- ------------
 Prudential Investment    $149,276,302       $-0-         $-0-         $-0-
 Management Services
   LLC

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life Insurance Company hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                  SIGNATURES


As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey, on this 19th day of April, 2007.


           THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                 (Registrant)

                       BY: PRUCO LIFE INSURANCE COMPANY
                                  (Depositor)

           Attest: /s/  Thomas C. Castano          /s/  Scott D. Kaplan
                   ----------------------          --------------------
                   Thomas C. Castano               Scott D. Kaplan
                   SECRETARY                       PRESIDENT

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

                              SIGNATURE AND TITLE


                         *                       Date: April 19, 2007
              -----------------------
              JAMES J. AVERY JR.
              DIRECTOR

                         *
              -----------------------
              BERNARD J. JACOB
              DIRECTOR

                         *
              -----------------------
              TUCKER I. MARR
              CHIEF FINANCIAL OFFICER

                         *                 *By /s/  THOMAS C. CASTANO
              -----------------------          ----------------------
              SCOTT D. KAPLAN                  THOMAS C. CASTANO
              DIRECTOR                         (ATTORNEY-IN-FACT)

                         *
              -----------------------
              HELEN M. GALT
              DIRECTOR, SENIOR VICE
              PRESIDENT AND CHIEF ACTUARY

                         *
              -----------------------
              RONALD P. JOELSON
              DIRECTOR

                         *
              -----------------------
              DAVID R. ODENATH, JR.
              DIRECTOR

                                   EXHIBITS

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm